AUTOMATED CASH MANAGEMENT TRUST
(A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST)
CASH II SHARES
PROSPECTUS

The Cash II Shares of Automated Cash Management Trust (the "Fund") offered by this prospectus represent interests in a portfolio of Money Market Obligations Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests in short-term money market securities to provide stability of principal and current income consistent with stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated September 30, 1996, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov.).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated September 30, 1996

TABLE OF CONTENTS
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SUMMARY OF FUND EXPENSES                                                       1
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GENERAL INFORMATION                                                            2
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INVESTMENT INFORMATION                                                         2
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  Investment Objective                                                         2
  Investment Policies                                                          2
  Investment Risks                                                             4
  Investment Limitations                                                       5

FUND INFORMATION                                                               5
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  Management of the Fund                                                       5
  Distribution of Cash II Shares                                               6
  Administration of the Fund                                                   7
  Expenses of the Fund and Cash II Shares                                      7

NET ASSET VALUE                                                                8
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HOW TO PURCHASE SHARES                                                         8
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  Special Purchase Features                                                    9

HOW TO REDEEM SHARES                                                          10
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  Special Redemption Features                                                 11

ACCOUNT AND SHARE INFORMATION                                                 11
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TAX INFORMATION                                                               12
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  Federal Income Tax                                                          12
  State and Local Taxes                                                       12

OTHER CLASSES OF SHARES                                                       13
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PERFORMANCE INFORMATION                                                       13
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ADDRESSES                                                                     14
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SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                                 CASH II SHARES
                        SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge Imposed on Purchases (as a percentage of offering price).............................       None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price).....................................................................       None
Contingent Deferred Sales Charge (as a percentage of original
  purchase price or redemption proceeds, as applicable)...................................................       None
Redemption Fee (as a percentage of amount redeemed, if applicable)........................................       None
Exchange Fee..............................................................................................       None


                           ANNUAL OPERATING EXPENSES*
                    (As a percentage of average net assets)

Management Fee (after waiver)(1)..........................................................................      0.19%
12b-1 Fee(2)..............................................................................................      0.17%
Total Other Expenses......................................................................................      0.39%
    Shareholder Services Fee ....................................................   0.25%
         Total Operating Expenses(3)......................................................................      0.75%


(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.50%.

(2) The 12b-1 fee has been reduced to reflect the voluntary waiver of a portion of the 12b-1 fee. The 12b-1 services provider can terminate this voluntary waiver at any time at its sole discretion. The maximum 12b-1 fee is 0.25%.

(3) The total operating expenses would have been 1.14% absent the voluntary waivers of a portion of the management fee and portions of the 12b-1 fee.

*Total operating expenses in the table above are estimated based on average expenses expected to be incurred during the period ending July 31, 1997. During the course of this period, expenses may be more or less than the average amount shown.

Long term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers, Inc.

    The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For a more complete description of the various costs and expenses, see "Trust Information". Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE                                                                        1 YEAR     3 YEARS    5 YEARS   10 YEARS
You would pay the following expenses on a $1,000 investment assuming
(1) 5% annual return and (2) redemption at the end of
each time period............................................................     $8         $24        $42        $93


     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated October 3, 1988. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees have established two classes of shares known as Cash II Shares and Institutional Service Shares. This prospectus relates only to Cash II Shares of the Fund, which are designed primarily for the retail customers of financial institutions as a convenient means of accumulating an interest in a professionally managed portfolio investing in short-term money market securities. A minimum initial investment of $25,000 over a 90-day period is required except for retirement plans.

The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is stability of principal and current income consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of money market instruments maturing in 13 months or less. The average maturity of the money market instruments in the Fund's portfolio computed on a dollar-weighted basis, will be 90 days or less in order to meet regulatory requirements. Unless indicated otherwise, the investment policies may not be changed by the Board of Trustees without shareholder approval.

ACCEPTABLE INVESTMENTS. The Fund invests in high quality money market instruments that are either rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations ("NRSROs") or are of comparable quality to securities having such ratings. Examples of these instruments include, but are not limited to:

       instruments of domestic and foreign banks and savings and loans (such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances) if they have capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured by the Bank Insurance Fund ("BIF") which is administered by the Federal Deposit Insurance Corporation ("FDIC") or the Savings Association Insurance Fund ("SAIF") which is administered by the FDIC. These instruments may include Eurodollar


       Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs"), and Eurodollar Time Deposits ("ETDs");
       commercial paper rated A-1 by Standard & Poor's Ratings Group Prime-1 by Moody's Investors Service,Inc., or F-1 by Fitch Investors Service, and unrated but of comparable quality, including Canadian Commercial Paper ("CCPs") and Europaper.

       marketable obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; and

       repurchase agreements.

The Fund invests only in instruments denominated and payable in U.S. dollars.

REPURCHASE AGREEMENTS. Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities or certificates of deposit to the Fund and agree, at the time of sale, to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. The Fund or its custodian will take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price.

DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase short-term U.S. government obligations on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The Fund engages in when-issued and delivery transactions only for the purpose of acquiring portfolio securities consistent with the Fund's investment objective and policies, not for investment leverage. In when-issued and delayed delivery transactions, the Fund relies on the seller to complete the transaction. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

As a matter of operating policy, the Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. However, the Fund will limit investments in illiquid securities, including restricted securities and repurchase agreements providing for settlement in more than seven days after notice, to 10% of its net assets. Certain instruments in which the Fund may invest, such as ETDs and repurchase agreements with maturities of more than seven days, could be considered illiquid.

The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Fund believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees of the Fund are quite liquid. As a matter of operating policy, the Fund intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the Fund's investment adviser, as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, the Fund intends to not subject such paper to the limitation applicable to restricted securities.
INVESTMENT RISKS

ECDs, ETDs, Yankee CDs, Canadian Commercial Paper, and Europaper are subject to different risks than domestic obligations of domestic banks or corporations. Examples of these risks include international economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing entity, and the possible impact of interruptions in the flow of international currency transactions. Risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping, and the public availability of information. These factors will be carefully considered by the Fund's adviser in selecting investments for the Fund.


INVESTMENT LIMITATIONS

The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of its total assets to secure such borrowings. The Fund will not with respect to 75% of its total assets, purchase securities issued by one banking institution, including repurchase agreements secured by certificates of deposit, having a value of more than 15% of the Fund's total assets. These investment limitations cannot be changed without shareholder approval.

FUND INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

     ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .50% of the Fund's average daily net assets. The adviser has undertaken to reimburse the Fund up to the amount of the advisory fee for operating expenses in excess of limitations established by certain states. Also, the adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

     ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

     Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF CASH II SHARES

Federated Securities Corp. is the principal distributor for Cash II Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES. Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), the distributor may be paid an amount computed at an annual rate of .25% of the average daily net asset value of Cash II Shares to finance any activity which is principally intended to result in the sale of shares subject to the Distribution Plan. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide services or distribution-related support services as agents for their clients or customers.

The Distribution Plan is a compensation-type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by the Fund under the Distribution Plan.

In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to.25% of the average daily net asset value of Cash II Shares to obtain certain personal services for shareholders and for the maintenance of shareholder accounts. Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and /or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its affiliates.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors as specified below:

MAXIMUM FEE        AVERAGE AGGREGATE DAILY NET ASSETS
       .15%        on the first $250 million
      .125%        on the next $250 million
       .10%        on the next $250 million
      .075%        on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

EXPENSES OF THE FUND AND CASH II SHARES

Holders of Cash II Shares pay their allocable portion of Trust and Fund expenses.

The Fund pays all of its own expense and its allocable share of Trust expenses. These expenses include, but are not limited to the cost of: organizing the Trust and continuing its existence; registering the Trust and its shares; Trustees fees; meetings of Trustees and shareholders and proxy solicitations therefor; auditing, accounting and legal services; investment advisory and administrative services; custodians, transfer agents, dividend disbursing agents, shareholder servicing agents, and registrars; issuing, purchasing, repurchasing, and redeeming shares; reports to government agencies; preparing, printing and mailing documents to shareholders such as financial statements, prospectuses and proxies; taxes and commissions; insurance premiums; association membership dues; and such non-recurring and extraordinary items as may arise. Certain expenses may be allocated to each class as deemed appropriate. At present, the only expenses allocated to any class are expenses under a Distribution Plan or a Shareholder Services Agreement which relate to that class.


NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Cash II Shares from the value of Fund assets attributable to Cash II Shares, and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days which the New York Stock Exchange is open for business. Shares may be purchased as described below, either through a financial institution (such as a bank or broker/dealer) or by wire or by check directly from the Fund, with a minimum initial investment of $25,000 over a 90-day period. Financial institutions may impose different minimum investment requirements on their customers.

In connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before shares can be purchased.

PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION. Investors may purchase shares through a financial institution which has a sales agreement with the distributor. Orders are considered received when the Fund receives payment by wire or converts payment by check from the financial institution into federal funds. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.

PURCHASING SHARES BY WIRE. Shares may be purchased by wire by calling the Fund before 3:00 p.m. Eastern time to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. Eastern time in order to begin earning dividends that same day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to:
Automated Cash Management Trust--Cash II Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.


PURCHASING SHARES BY CHECK. Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to Automated Cash Management Trust--Cash II Shares. Please include an account number on the check. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

INVEST-BY-PHONE. Once an account has been opened, a shareholder may use invest-by-phone for investments if an authorization form has been filed with Federated Shareholder Services Company, the transfer agent for shares of the Fund. Approximately two weeks after sending the form to Federated Shareholder Services Company, the shareholder may call Federated Shareholder Services Company to purchase shares. Federated Shareholder Services Company will send a request for monies to the shareholder's commercial bank, savings bank, or credit union ("bank") via the Automated Clearing House. The shareholder's bank, which must be an Automated Clearing House member, will then forward the monies to Federated Shareholder Services Company. The purchase is normally entered the next business day after the initial phone request. For further information and an application, call the Fund.

BY DIRECT DEPOSIT. Shareholders of the Fund may have their Social Security, Railroad Retirement, VA Compensation or Pension, Civil Service Retirement, and certain other retirement payments invested directly into their Fund account. Shareholders must complete an application and file it with Federated Shareholder Services Company prior to use of this program. Allow 60 to 90 days for the application to be processed.

AUTOMATIC INVESTMENTS. Investors may establish accounts with their financial institutions to have cash accumulations automatically invested in the Fund. The investments may be made on predetermined dates or when the investor's account reaches a certain level. Participating financial institutions are responsible for prompt transmission of orders relating to the program, and they may charge for their services. Investors should read this prospectus along with the financial institution's agreement or literature describing these services and fees.

SUBACCOUNTING SERVICES. Financial institutions are encouraged to open single master accounts. A subaccounting system is available through the transfer agent to minimize internal recordkeeping requirements. The transfer agent charges a fee based on the level of subaccounting services rendered. Financial institutions may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services provided which may be related to the ownership of Fund shares. This prospectus should, therefore, be read together with any agreement between the customer and the financial institution with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed. State securities laws may require certain financial institutions such as depository institutions to register as dealers.

SPECIAL PURCHASE FEATURES

SYSTEMATIC INVESTMENT PROGRAM. A minimum of $100 can be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in Fund shares. Shareholders should contact their financial institution or the Fund to participate in this program.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES THROUGH A FINANCIAL INSTITUTION. Shares may be redeemed by contacting the shareholder's financial institution. Shares will be redeemed at the net asset value next determined after Federated Shareholder Services Company receives the redemption request. According to the shareholder's instructions, redemption proceeds can be sent to the financial institution or to the shareholder by check or by wire. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.

REDEEMING SHARES BY TELEPHONE. Redemptions in minimum amounts of $1,000 may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 3:00 p.m. (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received before 3:00 p.m. (Eastern time). Proceeds from redeemed shares purchased by check or through ACH will not be wired until that method of payment has cleared. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.


The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

SPECIAL REDEMPTION FEATURES

CHECK WRITING. Upon request, a checking account will be established to allow shareholders to redeem their Fund shares. Shareholder accounts will continue to receive the daily dividend declared on the shares to be redeemed until the check is presented to UMB Bank, N.A., the bank responsible for administering the check writing program, for payment. However, checks should never be made payable or sent to UMB Bank, N.A. or the Fund to redeem shares, and a check may not be written to close an account.

DEBIT CARD. Upon request, a debit account will be established. This account allows shareholders to redeem shares by using a debit card. A fee will be charged to the account for this service.

SYSTEMATIC WITHDRAWAL PROGRAM. If a shareholder's account has a value of at least $25,000, a systematic withdrawal program may be established whereby automatic redemptions are made from the account and transferred electronically to any commercial bank, savings bank, or credit union that is an ACH member. Shareholders may apply for participation in this program through their financial institutions or the Fund.

ACCOUNT AND SHARE INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund.

CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Shareholder Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.

ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account, except accounts maintained by retirement plans, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $10,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS. Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

STATE AND LOCAL TAXES

In the opinion of Houston, Houston, & Donnelly, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.


OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------

The Fund also offers other classes. Institutional Service Shares are sold at net asset value primarily to retail and private banking customers of financial institutions and are subject to a minimum initial investment of $25,000.

All classes are subject to certain of the same expenses.

Institutional Service Shares are distributed with no 12b-1 Plan but are subject to shareholder services fees.

Expense differences between classes may affect the performance of each class.

To obtain more information and a prospectus for any other class, investors may call 1-800-341-7400.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its yield, effective yield, and total return. The performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Advertisements and sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

ADDRESSES
--------------------------------------------------------------------------------

Automated Cash Management Trust
                    Cash II Shares                                           Federated Investors Tower
                                                                             Pittsburgh, PA 15222-3779
-----------------------------------------------------------------------------------------------------------------------

Distributor
                    Federated Securities Corp.                               Federated Investors Tower
                                                                             Pittsburgh, PA 15222-3779
-----------------------------------------------------------------------------------------------------------------------

Investment Adviser
                    Federated Management                                     Federated Investors Tower
                                                                             Pittsburgh, PA 15222-3779
-----------------------------------------------------------------------------------------------------------------------

Custodian
                    State Street Bank and Trust Company                      c/o Federated Services Company
                                                                             P.O. Box 8600
                                                                             Boston, MA 02266-8600
-----------------------------------------------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
                    Federated Shareholder Services Company                   P.O. Box 8600
                                                                             Boston, MA 02266-8600
-----------------------------------------------------------------------------------------------------------------------

Independent Public Accountants
                    Arthur Andersen LLP                                      2100 One PPG Place
                                                                             Pittsburgh, PA 15222
-----------------------------------------------------------------------------------------------------------------------


                                        AUTOMATED CASH
                                        MANAGEMENT TRUST
                                        CASH II SHARES
                                        PROSPECTUS
                                        A Portfolio of Money Market
                                        Obligations Trust, an Open-End
                                        Management
                                        Investment Company

                                        Prospectus dated September 30, 1996

  [LOGO]    FEDERATED INVESTORS
Since 1955
            Federated Investors Tower
            Pittsburgh, PA 15222-3779

            Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.

           Cusip 60934N831
           G00554-03-CII (9/96)




AUTOMATED CASH MANAGEMENT TRUST
(A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST)
INSTITUTIONAL SERVICE SHARES
PROSPECTUS
The Institutional Service Shares of Automated Cash Management Trust (the "Fund") offered by this prospectus represent interests in a portfolio of Money Market Obligations Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests in short-term money market securities to provide stability of principal and current income consistent with stability of principal.


THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.


The Fund has also filed a Statement of Additional Information dated September 30, 1996, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov.).
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus dated September 30, 1996


TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF Trust EXPENSES                                                    1
------------------------------------------------------


FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE
  SHARES                                                                       2

------------------------------------------------------

GENERAL INFORMATION                                                            3
------------------------------------------------------

INVESTMENT INFORMATION                                                         3
------------------------------------------------------

  Investment Objective                                                         3
  Investment Policies                                                          3
  Investment Risks                                                             5
  Investment Limitations                                                       6
FUND INFORMATION                                                               6
------------------------------------------------------

  Management of the Trust                                                      6
  Distribution of Institutional
     Service Shares                                                            7
  Administration of the Fund                                                   7
  Expenses of the Fund and
     Institutional Service Shares                                              8

NET ASSET VALUE                                                                8
------------------------------------------------------

HOW TO PURCHASE SHARES                                                         9
------------------------------------------------------

  Special Purchase Features                                                   10

HOW TO REDEEM SHARES                                                          10
------------------------------------------------------

ACCOUNT AND SHARE INFORMATION                                                 12
------------------------------------------------------

TAX INFORMATION                                                               12
------------------------------------------------------

  Federal Income Tax                                                          12
  State and Local Taxes                                                       13

OTHER CLASSES OF SHARES                                                       13
------------------------------------------------------
PERFORMANCE INFORMATION                                                       13
------------------------------------------------------

FINANCIAL STATEMENTS                                                          14
------------------------------------------------------

ADDRESSES                                                                     27
------------------------------------------------------

SUMMARY OF TRUST EXPENSES
--------------------------------------------------------------------------------

                        SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge Imposed on Purchases (as a percentage of offering price).............................       None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price).....................................................................       None
Contingent Deferred Sales Charge (as a percentage of original purchase
  price or redemption proceeds, as applicable)............................................................       None
Redemption Fee (as a percentage of amount redeemed, if applicable)........................................       None
Exchange Fee..............................................................................................       None



                           ANNUAL OPERATING EXPENSES
                    (As a percentage of average net assets)

Management Fee (after waiver)(1)..........................................................................      0.20%
12b-1 Fees................................................................................................       None
Total Other Expenses......................................................................................      0.37%
     Shareholder Services Fee (after waiver)(2)................................................      0.24%
Total Operating Expenses (3)..............................................................................      0.57%



(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.50%.



(2) The shareholder services fee has been reduced to reflect the voluntary waiver of the shareholder service fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.



(3) The total operating expenses would have been 0.88% absent the voluntary waivers of a portion of the management fee and a portion of the shareholder services fee.



     THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE TRUST WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "HOW TO PURCHASE SHARES." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE                                                                        1 YEAR     3 YEARS    5 YEARS   10 YEARS
You would pay the following expenses on a $1,000 investment assuming (1) 5%
annual return and (2) redemption at the end of each time period.............     $6         $18        $32        $71



     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



AUTOMATED CASH MANAGEMENT TRUST
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



Reference is made to the Report of Independent Public Accountants on page 26.

                                       THREE
                          YEAR        MONTHS
                          ENDED        ENDED
                        JULY 31,     JULY 31,                               YEAR ENDED APRIL 30,
                          1996        1995(A)      1994       1993       1992       1991       1990       1989       1988
NET ASSET VALUE,
BEGINNING OF PERIOD     $    1.00    $    1.00   $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
---------------------
INCOME FROM
INVESTMENT OPERATIONS
---------------------
 Net investment
 income                      0.05         0.01        0.03       0.03       0.05       0.07       0.08       0.08       0.07
---------------------
LESS DISTRIBUTIONS
---------------------
 Distributions from
 net investment
 income                     (0.05)       (0.01)      (0.03)     (0.03)     (0.05)     (0.07)     (0.08)     (0.08)     (0.07)
---------------------  -----------  -----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE,
END OF PERIOD           $    1.00    $    1.00   $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
---------------------  -----------  -----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL RETURN (B)             5.20%        1.42%       2.84%      3.11%      5.02%      7.52%      8.69%      8.20%      6.72%
---------------------
RATIOS TO AVERAGE
NET ASSETS
---------------------
 Expenses                    0.57%        0.57%*      0.57%      0.56%      0.56%      0.55%*      0.55%      0.55%      0.55%
---------------------
 Net investment
 income                      5.08%        5.60%*      2.80%      3.07%      4.88%      7.23%*      8.32%      7.93%      6.53%
---------------------
 Expense waiver/
 reimbursement (c)           0.31%        0.40%*      0.07%      0.04%      0.03%      0.12%*      0.09%      0.10%      0.04%
---------------------
SUPPLEMENTAL DATA
---------------------
 Net assets,
 end of period
 (000 omitted)         $1,274,419   $1,141,043    $975,453 $1,172,170 $1,220,212 $1,464,710  $1,164,013   $943,136   $924,558
---------------------

                         1987
NET ASSET VALUE,
BEGINNING OF PERIOD    $    1.00
---------------------
INCOME FROM
INVESTMENT OPERATIONS
---------------------
 Net investment
 income                     0.06
---------------------
LESS DISTRIBUTIONS
---------------------
 Distributions from
 net investment
 income                    (0.06)
---------------------  ---------
NET ASSET VALUE,
END OF PERIOD          $    1.00
---------------------  ---------
TOTAL RETURN (B)            6.00%
---------------------
RATIOS TO AVERAGE
NET ASSETS
---------------------
 Expenses                   0.55%
---------------------
 Net investment
 income                     5.82%
---------------------
 Expense waiver/
 reimbursement (c)          0.04%
---------------------
SUPPLEMENTAL DATA
---------------------
 Net assets,
 end of period
 (000 omitted)          $867,725
---------------------



 * Computed on an annualized basis



 (a) For the period May 1, 1995 to July 31, 1995 the Fund was reorganized into Money Market Obligations trust effective July 30, 1994. The Fund has changed its fiscal year-end from April 30, to July 31, effective October 27, 1994.



(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.



 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.



(See Notes which are an integral part of the Financial Statements)


GENERAL INFORMATION
--------------------------------------------------------------------------------


The Trust was established as a Massachusetts business trust under a Declaration of Trust dated October 3, 1988. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees have established two classes of shares known as Institutional Service Shares and Cash II Shares. This prospectus relates only to Institutional Service Shares of the Fund, which are designed primarily for retail and private banking customers of financial institutions as a convenient means of accumulating an interest in a professionally managed, portfolio investing in short-term money market securities. A minimum initial investment of $25,000 within a 90-day period is required, except for retirement plans.


The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE


The investment objective of the Fund is stability of principal and current income consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.


INVESTMENT POLICIES
The Fund pursues its investment objective by investing in a portfolio of money market instruments maturing in 13 months or less. The average maturity of the Money Market Instruments in the Fund's portfolio computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may not be changed by the Board of Trustees without shareholder approval.


ACCEPTABLE INVESTMENTS. The Fund invests in high quality money market instruments that are either rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations ("NRSROs") or are of comparable quality to securities having such ratings. Examples of these instruments include, but are not limited to:

       instruments of domestic and foreign banks and savings and loans (such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances) if they have capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured by the Bank Insurance Fund ("BIF") which is administered by the Federal Deposit Insurance Corporation ("FDIC") or the Savings Association Insurance Fund ("SAIF") which is administered by the FDIC. These instruments may include Eurodollar

       Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs"), and Eurodollar Time Deposits ("ETDs");


       commercial paper rated A-1 by Standard & Poor's Ratings Group, Prime-1 by Moody's Investors Service, Inc., or F-1 by Fitch Investors Service, and unrated but of comparable quality, including Canadian Commercial Paper ("CCPs") and Europaper;
       marketable obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; and

       repurchase agreements.


The Fund invests only in instruments denominated and payable in U.S. dollars.


REPURCHASE AGREEMENTS. Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities or certificates of deposit to the Fund and agree, at the time of sale, to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. The Fund or its custodian will take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.


CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price.


DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase short-term U.S. government obligations on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The Fund engages in when-issued and delivery transactions only for the purpose of acquiring portfolio securities consistent with the Fund's investment objective and policies, not for investment leverage. In when-issued and delayed delivery transactions, the Fund relies on the seller to complete the transaction. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.



As a matter of operating policy, the Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.



RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. However, the Fund will limit investments in illiquid securities, including restricted securities and repurchase agreements providing for settlement in more than seven days after notice, to 10% of its net assets. Certain instruments in which the Fund may invest, such as ETDs and repurchase agreements with maturities of more than seven days, could be considered illiquid.


The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Fund believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees of the Fund are quite liquid. As a matter of operating policy, the Fund intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the Fund's investment adviser, as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, the Fund intends to not subject such paper to the limitation applicable to restricted securities.

INVESTMENT RISKS

ECDs, ETDs, Yankee CDs, Canadian Commercial Paper, and Europaper are subject to different risks than domestic obligations of domestic banks or corporations. Examples of these risks include international economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing entity, and the possible impact of interruptions in the flow of international currency transactions. Risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping, and the public availability of information. These factors will be carefully considered by the Fund's adviser in selecting investments for the Fund.

INVESTMENT LIMITATIONS


The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of its total assets to secure such borrowings. These investment limitations cannot be changed without shareholder approval.


FUND INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

     ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .50% of the Fund's average daily net assets. The adviser has undertaken to reimburse the Fund up to the amount of the advisory fee for operating expenses in excess of limitations established by certain states. Also, the adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

     ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.


     Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.


Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.


DISTRIBUTION OF INSTITUTIONAL SERVICE SHARES


Federated Securities Corp. is the principal distributor for Institutional Service Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25% of the average daily net asset value of its shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid wll be determined from time to time by the Fund and Federated Shareholder Services.



SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its affiliates.


ADMINISTRATION OF THE FUND
ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors as specified below:

   MAXIMUM FEE         AVERAGE AGGREGATE DAILY NET ASSETS
       .15%        on the first $250 million
      .125%        on the next $250 million
       .10%        on the next $250 million
      .075%        on assets in excess of $750 million



The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.



EXPENSES OF THE FUND AND INSTITUTIONAL SERVICE SHARES



Holders of Institutional Service Shares pay their allocable portion of Trust and Fund expenses.



The Fund pays all of its own expense and its allocable share of Trust expenses. These expenses include, but are not limited to the cost of: organizing the Trust and continuing its existence; registering the Trust and its shares; Trustees fees; meetings of Trustees and shareholders and proxy solicitations therefor; auditing, accounting and legal services; investment advisory and administrative services; custodians, transfer agents, dividend disbursing agents, shareholder servicing agents, and registrars; issuing, purchasing, repurchasing, and redeeming shares; reports to government agencies; preparing, printing and mailing documents to shareholders such as financial statements, prospectuses and proxies; taxes and commissions; insurance premiums; association membership dues; and such non-recurring and extraordinary items as may arise. Certain expenses may be allocated to each class as deemed appropriate. At present, the only expenses allocated to any class are expenses under a Distribution Plan or a Shareholder Services Agreement which relate to that class.

NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Institutional Service Shares from the value of Fund assets attributable to Institutional Service Shares, and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------


Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days which the New York Stock Exchange is open for business. Shares may be purchased as described below, either through a financial institution (such as a bank or broker/dealer) or by wire or by check directly from the Fund, with a minimum initial investment of $25,000 or more within a 90-day period. Financial institutions may impose different minimum investment requirements on their customers.


In connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before shares can be purchased.

PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION. Investors may purchase shares through a financial institution which has a sales agreement with the distributor. Orders are considered received when the Fund receives payment by wire or converts payment by check from the financial institution into federal funds. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.


PURCHASING SHARES BY WIRE. Shares may be purchased by wire by calling the Fund before 3:00 p.m. Eastern time to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. Eastern time in order to begin earning dividends that same day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to:
Automated Cash Management Trust--Institutional Service Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.



PURCHASING SHARES BY CHECK. Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to Automated Cash Management Trust--Institutional Service Shares. Please include an account number on the check. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.




INVEST-BY-PHONE. Once an account has been opened, a shareholder may use invest-by-phone for investments if an authorization form has been filed with Federated Shareholder Services Company, the transfer agent for shares of the Fund. Approximately two weeks after sending the form to Federated Shareholder Services Company, the shareholder may call Federated Shareholder Services Company to purchase shares. Federated Shareholder Services Company will send a request for monies to the shareholder's commercial bank, savings bank, or credit union ("bank") via the Automated Clearing House. The shareholder's bank, which must be an Automated Clearing House member, will then forward the monies to Federated Shareholder Services Company. The purchase is normally entered the next business day after the initial phone request. For further information and an application, call the Fund.




BY DIRECT DEPOSIT. Shareholders of the Fund may have their Social Security, Railroad Retirement, VA Compensation or Pension, Civil Service Retirement, and certain other retirement payments invested directly into their Fund account. Shareholders must complete an application and file it with Federated Shareholder Services Company prior to use of this program. Allow 60 to 90 days for the application to be processed.


AUTOMATIC INVESTMENTS. Investors may establish accounts with their financial institutions to have cash accumulations automatically invested in the Fund. The investments may be made on predetermined dates or when the investor's account reaches a certain level. Participating financial institutions are responsible for prompt transmission of orders relating to the program, and they may charge for their services. Investors should read this prospectus along with the financial institution's agreement or literature describing these services and fees.

SUBACCOUNTING SERVICES. Financial institutions are encouraged to open single master accounts. A subaccounting system is available through the transfer agent to minimize internal recordkeeping requirements. The transfer agent charges a fee based on the level of subaccounting services rendered. Financial institutions may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services provided which may be related to the ownership of Fund shares. This prospectus should, therefore, be read together with any agreement between the customer and the financial institution with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed. State securities laws may require certain financial institutions such as depository institutions to register as dealers.


SPECIAL PURCHASE FEATURES



SYSTEMATIC INVESTMENT PROGRAM. A minimum of $100 can be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in Fund shares. Shareholders should contact their financial institution or the Fund to participate in this program.


HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.


REDEEMING SHARES THROUGH A FINANCIAL INSTITUTION. Shares may be redeemed by contacting the shareholder's financial institution. Shares will be redeemed at the net asset value next determined after Federated Shareholder Services Company receives the redemption request. According to the shareholder's instructions, redemption proceeds can be sent to the financial institution or t o the shareholder by check or by wire. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.


REDEEMING SHARES BY TELEPHONE. Redemptions may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 3:00 p.m. (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received before 3:00 p.m. (Eastern time). Proceeds from redeemed shares purchased by check or through ACH will not be wired until that method of payment has cleared. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.


Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.


REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.



The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.



Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.


ACCOUNT AND SHARE INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund.

CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.


CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Shareholder Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.


ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account , except accounts maintained by retirement plans, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS. Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

STATE AND LOCAL TAXES

In the opinion of Houston, Houston, & Donnelly, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.


OTHER CLASSES OF SHARES


--------------------------------------------------------------------------------



The Fund also offers other classes. Cash II Shares are sold at net asset value primarily to retail customers of financial institutions and are subject to a minimum initial investment of $25,000 over a 90-day period.



All classes are subject to certain of the same expenses.



Cash II Shares are distributed under a 12b-1 Plan adopted by the Fund and also are subject to shareholder services fees.


Expense differences between classes may affect the performance of each class.



To obtain more information and a prospectus for any other class, investors may call 1-800-341-7400.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


From time to time, the Fund advertises its yield, effective yield, and total return. The performance figures will be calculated separately for each class of shares.


Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.


Advertisements and sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.


From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.


AUTOMATED CASH MANAGEMENT TRUST
PORTFOLIO OF INVESTMENTS


JULY 31, 1996


--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                             VALUE
-------------  --------------------------------------------------------------------------------  ----------------
(A) COMMERCIAL PAPER--48.5%
-----------------------------------------------------------------------------------------------
               BANKING--14.4%
               --------------------------------------------------------------------------------
$   6,000,000  ABN AMRO N.A., Finance, Inc., (Guaranteed by ABN AMRO Bank N.V., Amsterdam),
               5.373%, 8/1/1996                                                                  $      6,000,000
               --------------------------------------------------------------------------------
   35,000,000  Abbey National N.A. Corp., (Guaranteed by Abbey National Bank PLC, London),
               5.489%-5.645%, 12/3/1996-1/6/1997                                                       34,230,467
               --------------------------------------------------------------------------------
   16,500,000  City of Cleveland, (Union Bank of Switzerland, Zurich LOC, Credit Suisse, Zurich
               LOC), 5.590%, 10/3/1996                                                                 16,500,000
               --------------------------------------------------------------------------------
   10,000,000  National Australia Funding, Inc., (Guaranteed by National Australia Bank, Ltd.,
               Melbourne), 5.753%, 1/29/1997                                                            9,718,947
               --------------------------------------------------------------------------------
   33,000,000  Societe Generale North America, Inc., (Guaranteed by Societe Generale, Paris),
               5.015%-5.020%, 8/8/1996-8/13/1996                                                       32,963,163
               --------------------------------------------------------------------------------
   33,000,000  Svenska Handelsbanken, Inc., (Guaranteed by Svenska Handelsbanken, Stockholm),
               5.147%-5.753%, 8/26/1996-1/30/1997                                                      32,638,208
               --------------------------------------------------------------------------------
   25,000,000  UBS Finance (Delaware), Inc., (Guaranteed by Union Bank of Switzerland, Zurich),
               5.681%, 8/1/1996                                                                        25,000,000
               --------------------------------------------------------------------------------
   10,000,000  Westpac Banking, Corp., Sydney, 5.578%, 10/10/1996                                       9,893,056
               --------------------------------------------------------------------------------
   17,200,000  Westpac Capital Corp., (Guaranteed by Westpac Banking, Corp., Sydney),
               5.475%-5.783%, 9/10/1996-1/17/1997                                                      16,863,668
               --------------------------------------------------------------------------------  ----------------
               Total                                                                                  183,807,509
               --------------------------------------------------------------------------------  ----------------
               FINANCE-COMMERCIAL--18.6%
               --------------------------------------------------------------------------------
   38,000,000  Asset Securitization Cooperative Corp., 5.445%-5.578%, 9/19/1996-10/16/1996             37,671,281
               --------------------------------------------------------------------------------
   66,000,000  (c)Beta Finance, Inc., 4.992%-5.789%, 8/2/1996-1/23/1997                                65,266,578
               --------------------------------------------------------------------------------
   30,000,000  Corporate Asset Funding Co., Inc. (CAFCO), 5.359%-5.502%,
               8/2/1996-10/10/1996                                                                     29,861,638
               --------------------------------------------------------------------------------
   21,000,000  (c)Falcon Asset Securitization Corp., 5.435%-5.750%, 10/29/1996-
               1/22/1997                                                                               20,511,431
               --------------------------------------------------------------------------------
   23,000,000  General Electric Capital Corp., 5.453%-5.762%, 11/8/1996-1/13/1997                      22,553,501
               --------------------------------------------------------------------------------


AUTOMATED CASH MANAGEMENT TRUST
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                             VALUE
-------------  --------------------------------------------------------------------------------  ----------------
(A) COMMERCIAL PAPER--CONTINUED
-----------------------------------------------------------------------------------------------
               FINANCE-COMMERCIAL--CONTINUED
               --------------------------------------------------------------------------------
$  17,500,000  Greenwich Funding Corp., 5.488%-5.495%, 9/9/1996-9/23/1996                        $     17,371,953
               --------------------------------------------------------------------------------
   43,700,000  PREFCO-Preferred Receivables Funding Co., 4.972%-5.731%,
               8/14/1996-1/23/1997                                                                     43,205,327
               --------------------------------------------------------------------------------  ----------------
               Total                                                                                  236,441,709
               --------------------------------------------------------------------------------  ----------------
               FINANCE-RETAIL--7.7%
               --------------------------------------------------------------------------------
    8,000,000  American Express Credit Corp., 5.278%, 10/9/1996                                         7,922,106
               --------------------------------------------------------------------------------
   30,000,000  Associates Corp. of North America, 5.321%-5.691%, 8/1/1996-
               9/24/1996                                                                               29,912,060
               --------------------------------------------------------------------------------
   12,000,000  McKenna Triangle National Corp., 5.381%, 8/5/1996                                       11,992,920
               --------------------------------------------------------------------------------
   41,000,000  New Center Asset Trust, A1+/P1 Series, 5.412%-5.525%, 9/23/1996-11/15/1996              40,508,128
               --------------------------------------------------------------------------------
    8,000,000  Norwest Financial, Inc., 5.314%, 9/17/1996                                               7,946,524
               --------------------------------------------------------------------------------  ----------------
               Total                                                                                   98,281,738
               --------------------------------------------------------------------------------  ----------------
               INSURANCE--2.9%
               --------------------------------------------------------------------------------
   32,000,000  CXC, Inc., (Cap MAC Surety Bond), 5.428%-5.548%, 9/5/1996-
               11/1/1996                                                                               31,739,558
               --------------------------------------------------------------------------------
    5,000,000  Marsh & McLennan Cos., Inc., 5.793%, 1/10/1997                                           4,873,325
               --------------------------------------------------------------------------------  ----------------
               Total                                                                                   36,612,883
               --------------------------------------------------------------------------------  ----------------
               OIL & OIL FINANCE--4.1%
               --------------------------------------------------------------------------------
   14,000,000  Chevron Transport Corp., (Guaranteed by Chevron Corp.), 4.991%-5.476%,
               8/9/1996-10/15/1996                                                                     13,910,014
               --------------------------------------------------------------------------------
    8,000,000  Chevron U.K. Investment PLC, (Guaranteed by Chevron Corp.), 5.442%, 11/15/1996           7,875,155
               --------------------------------------------------------------------------------
   30,000,000  Koch Industries, Inc., 5.681%, 8/1/1996                                                 30,000,000
               --------------------------------------------------------------------------------  ----------------
               Total                                                                                   51,785,169
               --------------------------------------------------------------------------------  ----------------


AUTOMATED CASH MANAGEMENT TRUST
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                             VALUE
-------------  --------------------------------------------------------------------------------  ----------------
(A) COMMERCIAL PAPER--CONTINUED
-----------------------------------------------------------------------------------------------
               TELECOMMUNICATIONS--0.8%
               --------------------------------------------------------------------------------
$  10,000,000  Ameritech Capital Funding Corp., (Guaranteed by Ameritech Corp.), 5.671%,
               12/2/1996                                                                         $      9,810,375
               --------------------------------------------------------------------------------  ----------------
               TOTAL COMMERCIAL PAPER                                                                 616,739,383
               --------------------------------------------------------------------------------  ----------------
BANK NOTE--0.5%
-----------------------------------------------------------------------------------------------
               BANKING--0.5%
               --------------------------------------------------------------------------------
    6,000,000  Mellon Bank NA, Pittsburgh, 5.75%-5.78%, 9/26/1996-10/16/1996                            5,999,766
               --------------------------------------------------------------------------------  ----------------
CERTIFICATE OF DEPOSITS--2.0%
-----------------------------------------------------------------------------------------------
               BANKING--2.0%
               --------------------------------------------------------------------------------
    7,000,000  Lloyds Bank PLC, London, 5.720%, 8/16/1996                                               7,000,616
               --------------------------------------------------------------------------------
    3,000,000  Mellon Bank NA, Pittsburgh, 5.680%, 12/10/1996                                           3,000,000
               --------------------------------------------------------------------------------
   15,000,000  Societe Generale, Paris, 5.480%, 10/3/1996                                              15,000,518
               --------------------------------------------------------------------------------  ----------------
               TOTAL CERTIFICATE OF DEPOSITS                                                           25,001,134
               --------------------------------------------------------------------------------  ----------------
(B) VARIABLE RATE INSTRUMENTS--32.1%
-----------------------------------------------------------------------------------------------
               BANKING--15.1%
               --------------------------------------------------------------------------------
    7,000,000  American Seaway Foods, Inc., (KeyBank, N.A. LOC), 5.702%,
               8/2/1996                                                                                 7,000,000
               --------------------------------------------------------------------------------
    7,550,000  Associated Materials, Inc., (KeyBank, N.A. LOC), 5.702%, 8/2/1996                        7,550,000
               --------------------------------------------------------------------------------
   15,000,000  Australia & New Zealand Banking Group, Melbourne, 5.480%,
               8/2/1996                                                                                14,990,704
               --------------------------------------------------------------------------------
   30,000,000  Bank One, Columbus, N.A., 5.38%, 8/2/1996                                               29,973,646
               --------------------------------------------------------------------------------
    6,000,000  Beverly California Corp., (PNC Bank, N.A. LOC), 5.559%, 8/5/1996                         6,000,000
               --------------------------------------------------------------------------------
    9,900,000  Cloquet, MN, Series 1996-B Potlach Corp, (Credit Suisse, Zurich LOC), 5.50%,
               8/7/1996                                                                                 9,900,000
               --------------------------------------------------------------------------------
    6,000,000  Development Authority of Richmond Cty., GA, (PNC Bank, N.A. LOC), 5.559%,
               8/5/1996                                                                                 6,000,000
               --------------------------------------------------------------------------------
    5,000,000  Kentucky Rural Economic Development Authority, (PNC Bank, N.A. LOC), 5.659%,
               8/5/1996                                                                                 5,000,000
               --------------------------------------------------------------------------------


AUTOMATED CASH MANAGEMENT TRUST
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                             VALUE
-------------  --------------------------------------------------------------------------------  ----------------
(B) VARIABLE RATE INSTRUMENTS--CONTINUED
-----------------------------------------------------------------------------------------------
               BANKING--CONTINUED
               --------------------------------------------------------------------------------
$   7,000,000  Massachusetts IFA, (Kendell Square), (PNC Bank, N.A. LOC), 5.58%, 8/8/1996        $      7,000,000
               --------------------------------------------------------------------------------
    7,495,000  Medic Funding Corp. Series 1993-A, (Bank One, Akron, N.A. LOC), 5.58%, 8/8/1996          7,495,000
               --------------------------------------------------------------------------------
   12,950,000  Merit Care, Inc., (PNC Bank, N.A. LOC), 5.559%, 8/5/1996                                12,950,000
               --------------------------------------------------------------------------------
   12,000,000  National Funding Corp., Series 1994-A, (American National Bank, Chicago LOC),
               5.51%, 8/8/1996                                                                         12,000,000
               --------------------------------------------------------------------------------
    7,500,000  (c)SMM Trust, Series 1995-B, (Morgan Guaranty Trust Co., New York Swap
               Agreement), 5.546%, 9/1/1996                                                             7,500,000
               --------------------------------------------------------------------------------
   15,000,000  (c)SMM Trust, Series 1995-N, (Morgan Guaranty Trust Co., New York Swap
               Agreement), 5.53%, 8/15/1996                                                            15,000,044
               --------------------------------------------------------------------------------
    4,000,000  (c)SMM Trust, Series 1996-B, (Morgan Guaranty Trust Co., New York Swap
               Agreement), 5.515%, 9/1/1996                                                             4,000,000
               --------------------------------------------------------------------------------
   25,000,000  (c)SMM Trust, Series 1996-I, (Morgan Guaranty Trust Co., New York Swap
               Agreement), 5.55%, 9/1/1996                                                             25,000,000
               --------------------------------------------------------------------------------
    7,500,000  (c)SMM Trust, Series 1996-L, (Morgan Guaranty Trust Co., New York Swap
               Agreement), 5.546%, 8/15/1996                                                            7,500,000
               --------------------------------------------------------------------------------
    5,000,000  (c)SMM Trust, Series 1996-V, (Morgan Guaranty Trust Co., New York Swap
               Agreement), 5.616%, 9/26/1996                                                            5,000,000
               --------------------------------------------------------------------------------
    2,825,000  Vista Funding Corp., Series 1996-A, (Bank One, Dayton, N.A. LOC), 5.587%,
               8/8/1996                                                                                 2,825,000
               --------------------------------------------------------------------------------
      387,000  Westcourt, (Bank One, Texas N.A. LOC), 5.637%, 8/8/1996                                    387,000
               --------------------------------------------------------------------------------  ----------------
               Total                                                                                  193,071,394
               --------------------------------------------------------------------------------  ----------------
               ELECTRICAL EQUIPMENT--1.9%
               --------------------------------------------------------------------------------
    4,200,975  Marta Leasing Ltd., (Guaranteed by General Electric Co.), 5.559%, 8/5/1996               4,200,975
               --------------------------------------------------------------------------------
   20,181,046  Northwest Airlines, Inc., (Guaranteed by General Electric Co.), 5.585%, 8/5/1996        20,181,046
               --------------------------------------------------------------------------------  ----------------
               Total                                                                                   24,382,021
               --------------------------------------------------------------------------------  ----------------


AUTOMATED CASH MANAGEMENT TRUST
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                             VALUE
-------------  --------------------------------------------------------------------------------  ----------------
(B) VARIABLE RATE INSTRUMENTS--CONTINUED
-----------------------------------------------------------------------------------------------
               FINANCE-EQUIPMENT--0.6%
               --------------------------------------------------------------------------------
$   7,439,880  Caterpillar Financial Asset Trust 1996-A, 5.418%, 5/25/1997                       $      7,439,880
               --------------------------------------------------------------------------------  ----------------
               FINANCE-RETAIL--2.4%
               --------------------------------------------------------------------------------
   30,000,000  Carco Auto Loan Master Trust 1993-2, (Series 1993-2 Class A1), 5.55%, 8/15/1996         30,000,000
               --------------------------------------------------------------------------------  ----------------
               FOOD & BEVERAGE--0.8%
               --------------------------------------------------------------------------------
   10,000,000  PepsiCo, Inc., 5.750%, 9/6/1996                                                          9,999,923
               --------------------------------------------------------------------------------  ----------------
               INSURANCE--10.6%
               --------------------------------------------------------------------------------
   54,500,000  General American Life Insurance Co., 5.638%, 8/21/1996                                  54,500,000
               --------------------------------------------------------------------------------
        1,951  Olympic Automobile Receivables Trust 1996-A, (Guaranteed by Financial Security
               Assurance, Inc.), 5.250%, 3/15/1997                                                          1,951
               --------------------------------------------------------------------------------
   25,000,000  Peoples Security Life Insurance, 5.73%, 9/1/1996                                        25,000,000
               --------------------------------------------------------------------------------
   12,500,000  SunAmerica Life Insurance Co., 5.65%, 9/1/1996                                          12,500,000
               --------------------------------------------------------------------------------
   12,500,000  SunAmerica Life Insurance Co., 5.967%, 9/1/1996                                         12,500,000
               --------------------------------------------------------------------------------
   30,000,000  Transamerica Occidental Life Insurance Company, 5.469%, 9/1/1996                        30,000,000
               --------------------------------------------------------------------------------  ----------------
               Total                                                                                  134,501,951
               --------------------------------------------------------------------------------  ----------------
               SOVEREIGN GOVERNMENT--0.8%
               --------------------------------------------------------------------------------
   10,000,000  Short Term Asset Corp., Secured Class F-1 Bonds, (European Bank for
               Reconstruction and Development LIQ), 5.516%, 8/13/1996                                  10,000,000
               --------------------------------------------------------------------------------  ----------------
               TOTAL VARIABLE RATE INSTRUMENTS                                                        409,395,169
               --------------------------------------------------------------------------------  ----------------
(A) TIME DEPOSIT--2.0%
-----------------------------------------------------------------------------------------------
               BANKING--2.0%
               --------------------------------------------------------------------------------
   25,000,000  Canadian Imperial Bank of Commerce, Toronto, 5.688%, 8/1/1996                           25,000,000
               --------------------------------------------------------------------------------  ----------------
U.S. TREASURY--1.4%
-----------------------------------------------------------------------------------------------
               TREASURY SECURITIES--1.4%
               --------------------------------------------------------------------------------
   18,000,000  U.S. Treasury Notes, 7.50%, 1/31/1997                                                   18,205,095
               --------------------------------------------------------------------------------  ----------------
(D) REPURCHASE AGREEMENTS--14.6%
-----------------------------------------------------------------------------------------------
   45,615,000  BA Securities, Inc., 5.68%, dated 7/31/1996, due 8/1/1996                               45,615,000
               --------------------------------------------------------------------------------


AUTOMATED CASH MANAGEMENT TRUST
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                             VALUE
-------------  --------------------------------------------------------------------------------  ----------------
(D) REPURCHASE AGREEMENTS--CONTINUED
-----------------------------------------------------------------------------------------------
$  80,500,000  Goldman Sachs Group, LP, 5.75%, dated 7/31/1996, due 8/1/1996                     $     80,500,000
               --------------------------------------------------------------------------------
   60,000,000  UBS Securities, Inc., 5.65%, dated 7/31/1996, due 8/1/1996                              60,000,000
               --------------------------------------------------------------------------------  ----------------
               TOTAL REPURCHASE AGREEMENTS                                                            186,115,000
               --------------------------------------------------------------------------------  ----------------
               TOTAL INVESTMENTS (AT AMORTIZED COST)(E)                                          $  1,286,455,547
               --------------------------------------------------------------------------------  ----------------



 (a) Each issue shows the rate of discount at time of purchase.



 (b) Denotes variable rate securities which show current rate and next demand date.



 (c) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At July 31, 1996, these securities amounted to $85,778,008 which represents 6.7% of net assets.



(d) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.



(e) Also represents cost for federal tax purposes.



Note: The categories of investments are shown as a percentage of net assets
      ($1,274,419,364), July 31, 1996.

The following acronyms are used throughout this portfolio:



IFA--Industrial Finance Authority
LIQ--Liquidity Agreement
LOC--Letter of Credit
LP--Limited Partnership
PLC--Public Limited Company



(See Notes which are an integral part of the Financial Statements)



AUTOMATED CASH MANAGEMENT TRUST
STATEMENT OF ASSETS AND LIABILITIES


JULY 31, 1996


--------------------------------------------------------------------------------

ASSETS:
-----------------------------------------------------------------------------
Investments in repurchase agreement                                            $    186,115,000
-----------------------------------------------------------------------------
Investments in securities                                                         1,100,340,547
-----------------------------------------------------------------------------  ----------------
Total investments in securities, at amortized cost and value                                     $  1,286,455,547
-----------------------------------------------------------------------------------------------
Cash                                                                                                      130,026
-----------------------------------------------------------------------------------------------
Income receivable                                                                                       3,025,186
-----------------------------------------------------------------------------------------------  ----------------
     Total assets                                                                                   1,289,610,759
-----------------------------------------------------------------------------------------------
LIABILITIES:
-----------------------------------------------------------------------------
Payable for investments purchased                                                     4,000,613
-----------------------------------------------------------------------------
Payable for shares redeemed                                                           8,760,657
-----------------------------------------------------------------------------
Income distribution payable                                                           2,028,339
-----------------------------------------------------------------------------
Accrued expenses                                                                        401,786
-----------------------------------------------------------------------------  ----------------
     Total liabilities                                                                                 15,191,395
-----------------------------------------------------------------------------------------------  ----------------
NET ASSETS for 1,274,419,364 shares outstanding                                                  $  1,274,419,364
-----------------------------------------------------------------------------------------------  ----------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
-----------------------------------------------------------------------------------------------
$1,274,419,364 / 1,274,419,364 shares outstanding                                                           $1.00
-----------------------------------------------------------------------------------------------  ----------------



(See Notes which are an integral part of the Financial Statements)



AUTOMATED CASH MANAGEMENT TRUST
STATEMENT OF OPERATIONS


YEAR ENDED JULY 31, 1996


--------------------------------------------------------------------------------

INVESTMENT INCOME:
--------------------------------------------------------------------------------------------------
Interest                                                                                            $  71,316,972
--------------------------------------------------------------------------------------------------
EXPENSES:
-----------------------------------------------------------------------------------
Investment advisory fee                                                              $   6,308,051
-----------------------------------------------------------------------------------
Administrative personnel and services fee                                                  954,191
-----------------------------------------------------------------------------------
Custodian fees                                                                             188,742
-----------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                   141,089
-----------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                   23,572
-----------------------------------------------------------------------------------
Auditing fees                                                                                8,861
-----------------------------------------------------------------------------------
Legal fees                                                                                   8,346
-----------------------------------------------------------------------------------
Portfolio accounting fees                                                                  128,629
-----------------------------------------------------------------------------------
Shareholder services fee                                                                 3,154,025
-----------------------------------------------------------------------------------
Share registration costs                                                                    91,374
-----------------------------------------------------------------------------------
Printing and postage                                                                        18,498
-----------------------------------------------------------------------------------
Insurance premiums                                                                          37,621
-----------------------------------------------------------------------------------
Taxes                                                                                       40,401
-----------------------------------------------------------------------------------
Miscellaneous                                                                               14,093
-----------------------------------------------------------------------------------  -------------
     Total expenses                                                                     11,117,493
-----------------------------------------------------------------------------------
Waivers--
--------------------------------------------------------------------
  Waiver of investment advisory fee                                     $(3,773,437)
--------------------------------------------------------------------
  Waiver of shareholder services fee                                        (97,368)
--------------------------------------------------------------------  -------------
     Total waivers                                                                      (3,870,805)
-----------------------------------------------------------------------------------  -------------
          Net expenses                                                                                  7,246,688
--------------------------------------------------------------------------------------------------  -------------
               Net investment income                                                                $  64,070,284
--------------------------------------------------------------------------------------------------  -------------



(See Notes which are an integral part of the Financial Statements)



AUTOMATED CASH MANAGEMENT TRUST
STATEMENT OF CHANGES IN NET ASSETS


--------------------------------------------------------------------------------

                                                                 YEAR          THREE MONTHS           YEAR
                                                                ENDED             ENDED              ENDED
                                                            JULY 31, 1996     JULY 31, 1995      APRIL 30, 1995
INCREASE (DECREASE) IN NET ASSETS:
---------------------------------------------------------
OPERATIONS--
---------------------------------------------------------
Net investment income                                      $     64,070,284  $     15,102,380  $       48,731,991
---------------------------------------------------------  ----------------  ----------------  ------------------
DISTRIBUTIONS TO SHAREHOLDERS--
---------------------------------------------------------
Distributions from net investment income                        (64,070,284)      (15,102,380)        (48,731,991)
---------------------------------------------------------  ----------------  ----------------  ------------------
SHARE TRANSACTIONS--
---------------------------------------------------------
Proceeds from sale of shares                                  7,830,763,212     2,064,434,014      10,099,261,708
---------------------------------------------------------
Net asset value of shares issued to shareholders in
payment of distributions declared                                37,792,484         9,139,140          27,788,873
---------------------------------------------------------
Cost of shares redeemed                                      (7,735,179,515)   (1,915,628,903)    (10,119,404,536)
---------------------------------------------------------  ----------------  ----------------  ------------------
     Change in net assets resulting from share
     transactions                                               133,376,181       157,944,251           7,646,045
---------------------------------------------------------  ----------------  ----------------  ------------------
          Change in net assets                                  133,376,181       157,944,251           7,646,045
---------------------------------------------------------
NET ASSETS:
---------------------------------------------------------
Beginning of period                                           1,141,043,183       983,098,932         975,452,887
---------------------------------------------------------  ----------------  ----------------  ------------------
End of period                                              $  1,274,419,364  $  1,141,043,183  $      983,098,932
---------------------------------------------------------  ----------------  ----------------  ------------------


(See Notes which are an integral part of the Financial Statements)


AUTOMATED CASH MANAGEMENT TRUST
NOTES TO FINANCIAL STATEMENTS


JULY 31, 1996


--------------------------------------------------------------------------------



(1) ORGANIZATION



Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Automated Cash Management Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.



It is anticipated the Trust will add a new class of shares, as follows. All action regarding this matter is pending approval by the Board of Trustees.


Name of New Class
     Cash II Shares



Previously, the Fund provided 1 class of shares (to be named "Institutional Service Shares").

(2) SIGNIFICANT ACCOUNTING POLICIES.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.


AUTOMATED CASH MANAGEMENT TRUST


--------------------------------------------------------------------------------


     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

     Additional information on each restricted security held at July 31, 1996 is as follows:

SECURITY                                                            ACQUISITION DATE      ACQUISITION COST
Beta Finance, Inc., 4.992% - 5.789%                                  2/5/96 - 7/18/96      $   55,088,289
Falcon Asset Securitization Corp., 5.453% - 5.750%                  4/30/96 - 7/10/96      $   20,418,665


     CHANGE IN FISCAL YEAR--the Fund changed its fiscal year-end from April 30, to July 31, effective October 27, 1994.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At July 31, 1996 capital paid in aggregated $1,274,419,364



AUTOMATED CASH MANAGEMENT TRUST
--------------------------------------------------------------------------------

Transactions in capital stock were as follows:

                                                              YEAR ENDED       THREE MONTHS        YEAR ENDED
                                                            JULY 31, 1996      JULY 31, 1995     APRIL 30, 1995
---------------------------------------------------------  ----------------  -----------------  -----------------
Shares sold                                                   7,830,763,212     2,064,434,014      10,099,261,708
Shares issued to shareholders in payment of distributions
declared                                                         37,792,484         9,139,140          27,788,873
Shares redeemed                                              (7,735,179,515)   (1,915,628,903)    (10,119,404,536)
---------------------------------------------------------  ----------------  -----------------  -----------------
     Net change resulting from share
     transactions                                               133,376,181       157,944,251           7,646,045

---------------------------------------------------------  ----------------  -----------------  -----------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

     ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

     SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of daily average net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of this fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

     TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.
     PORTFOLIO ACCOUNTING FEES--Fserv maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

     GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.



REPORT OF ARTHUR ANDERSEN LLP
INDEPENDENT PUBLIC ACCOUNTANTS


--------------------------------------------------------------------------------



To the Shareholders and Board of Trustees of


MONEY MARKET OBLIGATIONS TRUST
(Automated Cash Management Trust):



We have audited the accompanying statement of assets and liabilities of Automated Cash Management Trust (an investment portfolio of Money Market Obligations Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of July 31, 1996, the related statement of operations for the year then ended and the statement of changes in net assets and the financial highlights for the year then ended and for the period from May 1, 1995, to July 31, 1995. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial statements for Automated Cash Management Trust as of April 30, 1994, as well as the financial highlights for the periods ended April 30, 1986, through April 30, 1994, were audited by other auditors whose report dated June 9, 1994, expressed an unqualified opinion on those statements and financial highlights.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits (or audit) provide (provides) a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Automated Cash Management Trust (an investment portfolio of Money Market Obligations Trust) as of July 31, 1996, and the results of its operations for the year then ended and the changes in its net assets and its financial highlights for the year then ended and for the period from May 1, 1995, to July 31, 1995, in conformity with generally accepted accounting principles.
                                                             ARTHUR ANDERSEN LLP



Pittsburgh, Pennsylvania
August 20, 1996

ADDRESSES
--------------------------------------------------------------------------------

Automated Cash Management Trust
                    Institutional Service Shares                           Federated Investors Tower
                                                                           Pittsburgh, PA 15222-3779
---------------------------------------------------------------------------------------------------------------------

Distributor
                    Federated Securities Corp.                             Federated Investors Tower
                                                                           Pittsburgh, PA 15222-3779
---------------------------------------------------------------------------------------------------------------------

Investment Adviser
                    Federated Management                                   Federated Investors Tower
                                                                           Pittsburgh, PA 15222-3779
---------------------------------------------------------------------------------------------------------------------

Custodian
                    State Street Bank and Trust Company                    c/o Federated Services Company
                                                                           P.O. Box 8600
                                                                           Boston, MA 02266-8600
---------------------------------------------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
                    Federated Shareholder                                  P.O. Box 8600
                    Services Company
Boston, MA 02266-8600

---------------------------------------------------------------------------------------------------------------------

Independent Public Accountants
                    Arthur Andersen LLP                                    2100 One PPG Place
                                                                           Pittsburgh, PA 15222
---------------------------------------------------------------------------------------------------------------------


                                        AUTOMATED CASH
                                        MANAGEMENT TRUST
                                        INSTITUTIONAL SERVICE SHARES
                                        PROSPECTUS
                                        A Portfolio of Money Market
                                        Obligations Trust, an Open-End
                                        Management
                                        Investment Company



                                        Prospectus dated September 30, 1996



       Cusip 60934N864
       G00554-01-SS (9/96)




                      AUTOMATED CASH MANAGEMENT TRUST
              (A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST)

                              CASH II SHARES

                       INSTITUTIONAL SERVICE SHARES
                    STATEMENT OF ADDITIONAL INFORMATION

   This Statement of Additional Information should be read with the prospectuses of Automated Cash Management Trust (the ``Fund'), a portfolio of Money Market Obligations Trust (the ``Trust') dated September 30 , 1996. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.

   FEDERATED INVESTORS TOWER
   PITTSBURGH, PENNSYLVANIA 15222-3779

Federated Securities Corp. is the distributor of the Funds and is a subsidiary of Federated Investors.
Cusip 60934N864
Cusip 60934N831
G00554-02(9/96)


                      Statement dated September 30, 1996



TABLE OF CONTENTS



FUND HISTORY                                             1

INVESTMENT POLICIES                                      1

 Acceptable Investments                                  1
 U.S. Government Securities                              1
 Bank Instruments                                        1
 Ratings                                                 1
 When Issued and Delayed Delivery Transactions           2
 Repurchase Agreements                                   2
 Reverse Repurchase Agreements                           2
 Credit Enhancement                                      2
INVESTMENT LIMITATIONS                                   2

 Regulatory Compliance                                   4
MONEY MARKET OBLIGATIONS TRUST MANAGEMENT                5

 Fund Ownership                                          9
 Trustees' Compensation                                 10
 Trustee Liability                                      10
INVESTMENT ADVISORY SERVICES                            11

 Investment Adviser                                     11
 Advisory Fees                                          11
BROKERAGE TRANSACTIONS                                  11

OTHER SERVICES                                          12

 Fund Administration                                    12
 Custodian and Portfolio Accountant                     12
 Transfer Agent                                         12



 Independent Public Accountants                         12
DISTRIBUTION PLAN AND SHAREHOLDER SERVICES              12

DETERMINING NET ASSET VALUE                             13

REDEMPTION IN KIND                                      13

MASSACHUSETTS PARTNERSHIP LAW                           13

THE FUND'S TAX STATUS                                   13

PERFORMANCE INFORMATION                                 13

 Yield                                                  14
 Effective Yield                                        14
 Total Return                                           14
 Performance Comparisons                                14
 Economic and Market Information                        15
ABOUT FEDERATED INVESTORS                               15



FUND HISTORY

Effective July 30, 1994, Automated Cash Management Trust was reorganized into an investment portfolio of Money Market Obligations Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end, management investment company. The Trust consists of six diversified portfolios.
INVESTMENT POLICIES

Unless indicated otherwise, the policies described below may not be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective. ACCEPTABLE INVESTMENTS
When determining whether a security presents minimal credit risks, the investment adviser will consider the creditworthiness of: the issuer of the security; the issuer of any demand feature applicable to the security; or any guarantor of either the security or any demand feature.
U.S. GOVERNMENT SECURITIES
   The types of U.S. government obligations in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:
     the full faith and credit of the U.S. Treasury;
     the issuer's right to borrow from the U.S. Treasury;
     the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or
     the credit of the agency or instrumentality issuing the obligations.



   Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:
     Federal Farm Credit Bank;
     Federal Home Loan Banks;
     Federal Home Loan Mortgage Corporation;
     Federal National Mortgage Association; and
     Student Loan Marketing Association.
BANK INSTRUMENTS
The instruments of banks and savings associations whose deposits are insured by the Bank Insurance Fund (`BIF'') or the Savings Association Insurance Fund (`SAIF''), such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances, are not necessarily guaranteed by those organizations. In addition to domestic bank instruments, the Fund may invest in: Eurodollar Certificates of Deposit issued by foreign branches of U.S. or foreign banks; Eurodollar Time Deposits, which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks; Canadian Time Deposits, which are U.S. dollar-denominated deposits issued by branches of major Canadian banks located in the United States; and Yankee Certificates of Deposit, which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the United States.
RATINGS
An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated A-1 or A-1+ by Standard & Poor's Ratings Group (`S&P''), Prime-1 by Moody's Investors Service, Inc. (`Moody's''), or F-1 (+ or -) by Fitch Investors Service, Inc. (`Fitch'') are all considered rated in the highest short-term rating category. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in the highest short-term rating category; currently, such securities must be rated by two NRSROs in their highest rating category. See `Regulatory Compliance.''
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund in a dollar amount sufficient to make payment for the securities to be purchased are: segregated on the Fund`s records at the trade date; marked to market daily; and maintained until the transaction is settled. REPURCHASE AGREEMENTS
The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that a defaulting sellers filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.
REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. However, liquid assets of the Fund, in a dollar amount sufficient to make payment for the securities to be purchased, are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled.
CREDIT ENHANCEMENT
The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the `credit enhancer''), rather than the issuer. However, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued by both the issuer and the credit enhancer. The Fund may have more than 25% of its total assets invested in securities credit enhanced by banks.
INVESTMENT LIMITATIONS

  SELLING SHORT AND BUYING ON MARGIN
     The Fund will not sell any money market instruments short or purchase any money market instruments on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of money market instruments.



  ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed.
     The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.


  PLEDGING ASSETS
     The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may mortgage, pledge or hypothecate assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the borrowing.
  LENDING CASH OR SECURITIES
     The Fund will not lend any of its assets, except that it may purchase or hold money market instruments, including repurchase agreements, permitted by its investment objective and policies.
  INVESTING IN COMMODITIES, MINERALS, OR REAL ESTATE
     The Fund will not invest in commodities, commodity contracts, oil, gas, or other mineral programs or real estate, except that it may purchase money market instruments issued by companies that invest in or sponsor interests.
  UNDERWRITING
     The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment objective, policies, and limitations.
  CONCENTRATION OF INVESTMENTS
     The Fund will not purchase money market instruments if, as a result of such purchase, more than 25% of the value of its total assets would be invested in one industry. However, investing in bank instruments (such as time and demand deposits and certificates of deposit), U.S. government obligations or instruments secured by these money market instruments, such as repurchase agreements, shall not be considered investments in any one industry. The fund will invest at least 25% of the value of its total assets in bank instruments secured by these instruments unless the Fund assumes a defensive posture.
  ACQUIRING SECURITIES
     The Fund will not acquire the voting securities of any issuer. It will not invest in securities issued by any other investment company, except as part of a merger, consolidation, or other acquisition. It will not invest in securities of a company for the purpose of exercising control or management.
  DIVERSIFICATION OF INVESTMENTS
     The Fund will not purchase securities issued by any one issuer having a value of more than 5% of the value of its total assets except cash or cash items, repurchase agreements, and U.S. government obligations.



  INVESTING IN RESTRICTED SECURITIES
     The Fund will not invest in securities which are subject to restrictions on resale under federal securities laws except that the Fund may invest up to 10% of its net assets in high quality securities subject to such restrictions. This limitation is not applicable to commercial paper issued under Section 4(2) of the Securities Act of 1933.
  INVESTING IN NEW ISSUERS
     The Fund will not invest more than 5% of the value of its total assets in money market instruments of unseasoned issuers, including their predecessors, that have been in operation for less than three years.
  INVESTING IN OPTIONS
     The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.
  INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES
     The Fund will not purchase or retain the securities of any issuer if the officers and Trustees of the Trust or its investment adviser, owning individually more than .50 of 1% of the issuer's securities, together beneficially 5% of the issuer's securities.
The above limitations cannot be changed without shareholder approval. The following investment limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
  INVESTING IN ILLIQUID SECURITIES
     The Fund will not invest more than 10% of the value of its net assets in illiquid securities.
For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be `cash items''. Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.
REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. For example, with limited exceptions, Rule 2a-7 prohibits the investment of more than 5% of the Fund's total assets in the securities of any one issuer, although the Fund's investment limitation only requires such 5% diversification with respect to 75% of its assets. The Fund will invest more than 5% of its assets in any one issuer only under the circumstances permitted by Rule 2a-7. The Fund will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


MONEY MARKET OBLIGATIONS TRUST MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Intermediate Municipal Trust and principal occupations.




John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of the Funds.
Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust.


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director or Trustee of the Funds; formerly, Senior Partner, Ernst & Young LLP.



John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John
R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director or Trustee of the Funds; formerly, President, Naples Property Management, Inc.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director or Trustee of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.





J. Christopher Donahue*



Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
President and Trustee
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Trust.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.



Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director or Trustee of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.







Peter E. Madden
Seacliff
562 Bellevue Avenue
Newport, RI
Birthdate:  March 16, 1942
Trustee
Consultant; State Representative, Commonwealth of Massachusetts; Director or Trustee of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.


Gregor F. Meyer
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.




John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director or Trustee of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.




Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director or Trustee of the Funds.





Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


 John W. McGonigle



Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President, Secretary and Treasurer
Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President, Secretary and Treasurer of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.
@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the Board.




As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Group of Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMS Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc; Federated U.S. Government Bond Fund; Federated U. S. Government Securities
Fund: 1-3 Years; Federated U.S. Government Securities Fund: 5-10 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc,; High Yield Cash Trust; Federated Insurance Series; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc.-1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund,



Inc.; Targeted Duration Trust; Tax-Free Instruments Trust; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligation; The Virtus Funds; and World Investment Series, Inc.
FUND OWNERSHIP
Officers and Trustees own less than 1% of the Fund's outstanding shares.
As of September 3, 1996, the following shareholders of record owned 5% or more of the outstanding Institutional Service Shares of the Automated Cash Management Trust: Stephens Inc., Little Rock, AR, owned approximately 148,133,665 shares (11.31%); BHC Securities Inc., Philadelphia, PA, owned approximately 107,456,525 shares (8.21%); Fiduciary Trust Company International, New York, NY, owned approximately 90,719,300 shares (6.93%).


TRUSTEES' COMPENSATION
                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM            TOTAL COMPENSATION PAID
TRUST               TRUST *#        FROM FUND COMPLEX +


John F. Donahue  $0        $ 0 for the Trust and
Chairman and Trustee          54 other investment companies in the Fund
Complex
Thomas G. Bigley++         $1,293.06    $86,331 for the Trust and
Trustee                    54 other investment companies in the Fund
Complex
John T. Conroy, Jr.,       $1,826.67    $115,760 for the Trust and



Trustee                    54 other investment companies in the Fund
Complex
William J. Copeland,       $1,826.67    $115,760 for the Trust and
Trustee                    54 other investment companies in the Fund
Complex
J. Christopher Donahue     $ 0     $ 0 for the Trust and
President and Trustee         16 other investment companies in the Fund
Complex
James E. Dowd,   $1,826.67 $115,760 for the Trust and
Trustee                    54 other investment companies in the Fund
Complex
Lawrence D. Ellis, M.D.,   $1,293.06    $104,898 for the Trust and
Trustee                    54 other investment companies in the Fund
Complex
Edward L. Flaherty, Jr.,   $1,826.67    $115,760 for the Trust and
Trustee                    54 other investment companies in the Fund
Complex
Peter E. Madden, $1,293.06 $104,898 for the Trust and
Trustee                    54 other investment companies in the Fund
Complex
Gregor F. Meyer, $1,293.06 $104,898 for the Trust and
Trustee                    54 other investment companies in the Fund
Complex
John E. Murray, Jr.,       $1,293.06    $104,898 for the Trust and
Trustee                    54 other investment companies in the Fund
Complex
Wesley W. Posvar,$1,293.06 $104,898 for the Trust and



Trustee                    54 other investment companies in the Fund
Complex
Marjorie P. Smuts,         $1,293.06    $104,898 for the Trust and
Trustee                    54 other investment companies in the Fund
Complex


*Information is furnished for the fiscal year ended July 31, 1996.
#The aggregate compensation is provided for the Trust which is comprised of six portfolios.
+The information is provided for the last calendar year.
++ Mr. Bigley served on 39 investment companies in the Federated Funds Complex from January 1 through September 30, 1995. On October 1, 1995, he was appointed a Trustee on 15 additional Federated Funds
TRUSTEE LIABILITY
The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.


INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER
The Fund's investment adviser is Federated Management. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.



The adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
ADVISORY FEES
For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended July 31,1996, the adviser earned $6,308,051 of which $3,773,437 was waived. For the fiscal years ended April 30, 1995 and 1994, and for the period from April 30, 1995 to July 31, 1995, the adviser earned $5,173,695, $5,207,744 and $1,348,977 respectively, of which $3,374,156, $724,909, and
$1,049,124, respectively, were waived.
  STATE EXPENSE LIMITATIONS
     The adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2-1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1-1/2% per year of the remaining average net assets, the adviser will reimburse the Fund for its expenses over the limitation.
     If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the adviser will be limited, in any single fiscal year, by the amount of the investment advisory fees.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal year ended July 31, 1996 and the fiscal years ended April 30, 1995 and 1994 and the period from April 30, 1995 to July 31, 1995, the Fund paid no brokerage commissions.
Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund. OTHER SERVICES

FUND ADMINISTRATION
Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994 to March 1, 1996, Federated Administrative Services served as the Fund's Administrator. Prior to March 1, 1994, Federated Administrative Services, Inc. served as the Fund's Administrator. Both former Administrators are subsidiaries of Federated Investors. For purposes of this Statement of Additional Information, Federated Administrative Services and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the "Administrators." For the fiscal year ended July 31, 1996, Federated Services Company earned $954,191. For the fiscal year ended April 30, 1995 and 1994 and the period from April 30, 1995 to July 31, 1995, the Administrators earned $783,297, $721,387, and $204,235 respectively.
CUSTODIAN AND PORTFOLIO ACCOUNTANT
State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.
TRANSFER AGENT
Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders. INDEPENDENT PUBLIC ACCOUNTANTS
The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, PA.
DISTRIBUTION PLAN AND SHAREHOLDER SERVICES

With respect to Cash II Shares, the Fund has adopted a Plan pursuant to Rule 12b-1 which was promulgated by the Securities and Exchange Commission pursuant to the Investment Company Act of 1940. Both Cash II Shares and Institutional Service Shares operate subject to shareholder servicing agreements.
These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.
By adopting the Plan, the Trustees expect that Cash II Shares will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fun in pursuing its investment objectives. By identifying potential investors whose needs are served by the Fund's objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales.
Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.
For the fiscal year ended July 31, 1996, payments in the amount of $0 were made pursuant to the Plan. In addition, for the fiscal year ended July 31, 1996, the Trust paid shareholder service fees in the amount of $3,056,657 of which $97,368 was waived.





DETERMINING NET ASSET VALUE

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the `Rule'') promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.
REDEMPTION IN KIND

The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.
MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the



Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.
THE FUND'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.
PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.
YIELD
The yield is calculated based upon the seven days ending on the day of the calculation, called the `base period.'' This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.
For the seven-day period ended July 31, 1996, the yield for Institutional Service Shares was 4.92%.
EFFECTIVE YIELD
The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.
For the seven-day period ended July 31, 1996, the effective yield for Institutional Service Shares was 5.04%.
TOTAL RETURN
Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.
The Fund's average annual total returns for the one-, five- and ten-year periods ended July 31, 1996 were 5.20%, 4.19% and 5.77%, respectively. PERFORMANCE COMPARISONS
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance,



investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
   O LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.
   o DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12 month-to-date investment results for the same money funds.
   o MONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.
   o SALOMON 30-DAY CD INDEX compares rate levels of 30-day certificates of deposit from the top ten prime representative banks.
Advertisements and other sales literature for the Fund may quote total returns which are calculated on non-standardized base periods. These total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.
Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.


ECONOMIC AND MARKET INFORMATION
Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.
ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.
In the money market sector, Federated Investors gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1995, Federated Investors managed more than $40.2 billion in assets across approximately 47 money market funds, including 17 government, 10 prime and 20 municipal with assets approximating $20.9 billion, $11.5 billion and $7.8 billion, respectively.
J. Thomas Madden, Executive Vice President, oversees Federated's equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated's domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated's international portfolios.
MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3 trillion to the more than 5,500 funds available.*
Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.



TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales. BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned its high rankings in several DALBAR Surveys. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.

*Source: Investment Company Institute


                        GOVERNMENT OBLIGATIONS FUND
              (A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST)
                           INSTITUTIONAL SHARES
                       INSTITUTIONAL SERVICE SHARES
                    STATEMENT OF ADDITIONAL INFORMATION
   This Statement of Additional Information should be read with the prospectuses of Government Obligations Fund (the ``Fund'), a portfolio of Money Market Obligations Trust (the ``Trust') dated September 30, 1996. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.



   FEDERATED INVESTORS TOWER
   PITTSBURGH, PA 15222-3779
                      Statement dated September 30, 1996

Federated Securities Corp. is the distributor of the Funds and is a subsidiary of Federated Investors.
Cusip 60934N104
G01066-03 (9/96)



INVESTMENT POLICIES                   1

 Acceptable Investments               1
 When-Issued and Delayed Delivery
  Transactions                        1
 Repurchase Agreement                 1
 Reverse Repurchase Agreements        1
 Lending of Portfolio Securities      1
INVESTMENT LIMITATIONS                1

 Regulatory Compliance                3
MONEY MARKET OBLIGATIONS TRUST
MANAGEMENT                            4

 Share Ownership                      7
 Trustee Compensation                 8
 Trustee Liabilty                     8
INVESTMENT ADVISORY SERVICES          9

 Investment Adviser                   9
 Advisory Fees                        9
BROKERAGE TRANSACTIONS                9

OTHER SERVICES                       10

 Fund Administration                 10
 Custodian and Portfolio Accountant  10
 Transfer Agent                      10
 Independent Public Accountants      10
SHAREHOLDER SERVICES AGREEMENT       10



DETERMINING NET ASSET VALUE          10

REDEMPTION IN KIND                   11

MASSACHUSETTS PARTNERSHIP LAW        11

THE FUND'S TAX STATUS                11

PERFORMANCE INFORMATION              11

 Yield                               11
 Effective Yield                     12
 Total Return                        12
 Performance Comparisons             12
ABOUT FEDERATED INVESTORS            13



INVESTMENT POLICIES

Unless indicated otherwise, the policies described below may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective. ACCEPTABLE INVESTMENTS
Some of the short-term U.S. government securities the Fund may purchase carry variable interest rates. These securities have a rate of interest subject to adjustment at least annually. This adjusted interest rate is ordinarily tied to some objective standard, such as the 91-day U.S. Treasury bill rate. Variable interest rates will reduce the changes in the market value of such securities from their original purchase prices. Accordingly, the potential for capital appreciation or capital depreciation should not be greater than that of fixed interest rate U.S. government securities having maturities equal to the interest rate adjustment dates of the variable rate U.S. government securities. The Fund may purchase variable rate U.S. government securities upon the determination by the Board of Trustees that the interest rate as adjusted will cause the instrument to have a current market value that approximates its par value on the adjustment date.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund in a dollar amount sufficient to make payment for the securities to be purchased are: segregated on the Fund`s records at the trade date; marked to market daily; and maintained until the transaction is settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
REPURCHASE AGREEMENTS
The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.
REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. However, liquid assets of the Fund, in a dollar amount sufficient to make payment for the securities to be purchased, are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled.
LENDING OF PORTFOLIO SECURITIES
The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker.
INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.


ISSUING SENIOR SECURITIES AND BORROWING MONEY
The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous.The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, the Fund will restrict the purchase of portfolio securities to money market instruments maturing on or before the expiration date of the reverse repurchase aggreements, but only to the extent necessary to assure completion of the reverse repurchase agreements. PLEDGING ASSETS
The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets of the Fund at the time of the pledge.
LENDING CASH OR SECURITIES
The Fund will not lend any assets, except portfolio securities. This shall not prevent the Fund from purchasing or holding bonds, debentures, notes, certificates of indebtedness or other debt securities, entering into repurchase agreements or engaging in other transactions where permitted by its investment objective, policies, and limitations or the Trust's Declaration of Trust.
INVESTING IN COMMODITIES
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.
INVESTING IN REAL ESTATE
The Fund will not purchase or sell real estate, including limited partnership interests.
UNDERWRITING
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.



CONCENTRATION OF INVESTMENTS
The Fund will not invest 25% or more of the value of its total assets in any one industry. However, the Fund may invest 25% or more of the value of its total assets in cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies, or instrumentalities and repurchase agreements collateralized by such U.S. government securities. The U.S. government is not considered to be an industry. DIVERSIFICATION OF INVESTMENTS
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.
 The above limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
INVESTING IN RESTRICTED SECURITIES
The Fund will not invest in securities subject to restrictions on resale under federal securities law.
INVESTING IN ILLIQUID SECURITIES
The Fund will not invest more than 10% of the value of its net assets in illiquid securities.



INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund will not purchase securities of other investment companies, except as part of a merger, consolidation, or other acquisition.
INVESTING IN NEW ISSUERS
The Fund will not invest more than 5% of the value of its total assets in securities of issuers which have records of less than three years of continuous operations, including the operation of any predecessor. INVESTING FOR CONTROL
The Fund will not invest in securities of a company for the purpose of exercising control or management.
INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES The Fund will not purchase or retain the securities of any issuer if the Officers and Trustees of the Trust or its investment adviser, owning individually more than .50 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.
INVESTING IN OPTIONS
The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.
INVESTING IN MINERALS
The Fund will not purchase or sell interests in oil, gas, or other mineral exploration or development programs or leases, although it may purchase the securities of issuers which invest in or sponsor such programs.
For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be `cash items.'' Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.
REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund willdetermine the effective maturity of its investments according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


MONEY MARKET OBLIGATIONS TRUST MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Money Market Obligations Trust, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee



Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. .


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Trustee, University of Pittsburgh; Director or Trustee of the Funds.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John
R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.




William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Trustee of the
Funds.



Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of



Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Miller, Ament, Henny &  Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.


Peter E. Madden
Seacliff
562 Bellevue Avenue
Newport, RI
Birthdate:  March 16, 1942
Trustee
Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.


Gregor F. Meyer
Miller, Ament, Henny &  Kochuba



205 Ross Street
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney, Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.





Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer



Library Center, Inc., National Defense University, U.S. Space Foundation and Czech Management Center; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech
Management Center; Director or Trustee of the Funds.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/Marketing/Conference Planning, Manchester Craftsmen's Guild; Restaurant Consultant, Frick Art & History Center; Conference Coordinator, University of Pittsburgh Art History Department; Director or Trustee of the Funds.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of



some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President , Secretary and Treasurer
Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.





Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.




     *This Trustee is deemed to be an ``interested person'' as defined in the Investment Company Act of 1940.
     @Member of the Executive Committee. The Executive Committee of the
      Board of Trustees handles the responsibilities of the Board between meetings of the Board.
As referred to in the list of Trustees and Officers, `Funds'' includes the following investment companies:
111 Corcoran Funds; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities



Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; and World Investment Series, Inc.
SHARE OWNERSHIP
Officers and Trustees as a group own less than 1% of the Fund`s outstanding Institutional Shares.
As of September 3, 1996, the following shareholders of record owned 5% or more of the outstanding Institutional Shares of the Government Obligations
Fund: Com II, Jersey City, NJ, owned approximately 113,287,745 shares (5.24%), Odyssey Partner LP, New York, NY, owned approximately 126,644,450 shares (5.86%), and Citizens Trust Co., Providence, RI, owned approximately 116,140,044 shares (5.37%).
As of September 3, 1996, the following shareholders of record owned 5% or more of the outstanding Institutional Services Shares of the Government Obligations Fund: Calif & Co., San Francisco, CA, owned approximately 50,430,408 shares (6.53%).





TRUSTEES COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM           TOTAL COMPENSATION PAID
TRUST              TRUST*#         FROM FUND COMPLEX +


John F. Donahue          $0        $0 for the Trust and
Chairman and Trustee               68 other investment companies in the
Fund Complex
Thomas G. Bigley         $2,240.23 $20,688 for the Trust and
Trustee                            49 other investment companies in the
Fund Complex
John T. Conroy, Jr.      $2,839.77 $117,202 for the Trust and
Trustee                            64 other investment companies in the
Fund Complex
William J. Copeland      $2,839.77 $117,202 for the Trust and
Trustee                            64 other investment companies in the
Fund Complex
J. Christopher Donahue   $0        $0 for the Trust and
President and Trustee              14 other investment companies in the
Fund Complex
James E. Dowd            $2,839.77 $117,202 for the Trust and
Trustee                            64 other investment companies in the
Fund Complex



Lawrence D. Ellis, M.D.  $2,240.23 $106,460 for the Trust and
Trustee                            64 other investment companies in the
Fund Complex
Edward L. Flaherty, Jr.  $2,839.77 $117,202 for the Trust and
Trustee                            64 other investment companies in the
Fund Complex
Peter E. Madden          $2,240.23 $90,563 for the Trust and
Trustee                            64 other investment companies in the
Fund Complex
Gregor F. Meyer          $2,240.23 $106,460 for the Trust and
Trustee                            64 other investment companies in the
Fund Complex
John E. Murray, Jr.,     $2,240.23 $0 for the Trust and
Trustee                            64 other investment companies in the
Fund Complex
Wesley W. Posvar         $2,240.23 $106,460 for the Trust and
Trustee                            64 other investment companies in the
Fund Complex
Marjorie P. Smuts        $2,240.23 $106,460 for the Trust and
Trustee                            64 other investment companies in the
Fund Complex


*Information is furnished for the fiscal year ended July 31, 1996.
#The aggregate compensation is provided for the Trust which is comprised of six portfolios.
+The information is provided for the last calendar year.



TRUSTEE LIABILITY
The Articles of Incorporation privide that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER
The Fund's investment adviser is Federated Management. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.
The adviser shall not be liable to the Government Obligations Fund, the Fund,or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Government Obligations Fund.
ADVISORY FEES
For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended July 31, 1996, 1995, and 1994, the adviser earned $5,061,781, $2,842,786, and $1,348,444, respectively, of which $2,827,496, $2,063,842, and $990,717, respectively, were waived.
   STATE EXPENSE LIMITATIONS
     The adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2-1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1-1/2% per year of the remaining average net assets, the adviser will reimburse the Fund for its expenses over the limitation.
     If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the adviser will be limited, in any single fiscal year, by the amount of the investment advisory fees.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies;



industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended July 31, 1996, 1995, and 1994 the Fund paid no brokerage commissions.
Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund. OTHER SERVICES

FUND ADMINISTRATION
Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994 to March 1, 1996, Federated Administrative Services served as the Fund's Administrator. Prior to March 1, 1994, Federated Aministrative Services, Inc. served as the Fund's Administrator. Both former Administrators are subsidiaries of Federated Investors. For purposes of this Statement of Additional Information, Federated Services Company, Federated Administrative Services and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the `Administrators.'' For the fiscal year ended July 31, 1996, Federated Administrative Services earned $1,914,143. For the fiscal year ended July 31, 1995, Federated Administrative Services earned $1,075,995. For the fiscal year ended July 31, 1994, the Administrators collectively earned $483,421.
CUSTODIAN AND PORTFOLIO ACCOUNTANT
State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.
TRANSFER AGENT
Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders. INDEPENDENT PUBLIC ACCOUNTANTS
The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, PA.



SHAREHOLDER SERVICES AGREEMENT

This arrangement permits the payment of fees to Federated Shareholder Services and financial institutions to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses. By adopting the Shareholder Services Agreement, the Trustees expect that the Fund will benefit by: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail;
(3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts. For the fiscal year ended July 31, 1996, payments in the amount of $1,320,890 were made pursuant to the Shareholder Services Agreement on behalf of Institutional Service Shares, all of which was retained by Federated Shareholder Services.
DETERMINING NET ASSET VALUE

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.



Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the `Rule'') promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.
REDEMPTION IN KIND

The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.
MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.



THE FUND'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.
PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.
YIELD
The yield is calculated based upon the seven days ending on the day of the calculation, called the `base period.'' This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.



For the seven-day period ended July 31, 1996, the yield for Institutional Shares was 5.23%. For the seven-day period ended July 31, 1996, the yield for Institutional Service Shares was 4.98%.
EFFECTIVE YIELD
The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.
For the seven-day period ended July 31, 1996, the the effective yield for Institutional Shares was 5.37%. For the seven-day period ended July 31, 1996, the effective yield for Institutional Service Shares was 5.11%.
TOTAL RETURN
Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.
For the one-year and five-year periods ended July 31, 1996, and for the period from March 31, 1990 (start of performance) through July 31, 1996, the average annual total returns were 5.55%, 4.48%, and 5.12%, respectively, for Institutional Shares. For the one-year period ended July 31, 1996, and from August 1, 1994 (start of performance) to July 31, 1996, the average annual total returns were 5.29% and 5.26%, respectively, for Institutional Service Shares.



PERFORMANCE COMPARISONS
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
     OLIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.
     oDONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.
     oMONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.
     oSALOMON 30-DAY CD INDEX compares rate levels of 30-day certificates of deposit from the top ten prime representative banks.
     oSALOMON 30-DAY TREASURY BILL INDEX is a weekly quote of the most representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days.
     oDISCOUNT CORPORATION OF NEW YORK 30-DAY FEDERAL AGENCIES is a weekly quote of the average daily offering price for selected federal agency issues maturing in 30 days.
     Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate baxic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.
     ECONOMIC AND MARKET INFORMATION
     Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.


ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.
   In the money market sector, Federated Investors gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1995, Federated Investors managed more than $40.2 billion in assets across approximately 47 money market funds, including 17 government, 10 prime and 20 municipal with assets approximating $20.9 billion, $11.5 billion and $7.8 billion, respectively.
J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international portfolios.
MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3 trillion to the more than 5,500 funds available.*
Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales. BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high rankings in several DALBAR Surveys. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.
*Source: Investment Company Institute





                  GOVERNMENT OBLIGATIONS TAX-MANAGED FUND
              (A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST)
                           INSTITUTIONAL SHARES
                       INSTITUTIONAL SERVICE SHARES



                    STATEMENT OF ADDITIONAL INFORMATION
   This Statement of Additional Information should be read with the prospectus(es) of Government Obligations Tax-Managed Fund (the ``Fund'), a portfolio of Money Market Obligations Trust (the ``Trust'') dated September 30, 1996. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PA 15222-3779
                      Statement dated September 30, 1996

Federated Securities Corp. is the distributor of the Funds and is a subsidiary of Federated Investors.
Cusip 60934N849
G01140-03 (9/96)



INVESTMENT POLICIES                       1

 ACCEPTABLE INVESTMENT                    1
 WHEN-ISSUED AND DELAYED DELIVERY
  TRANSACTIONS                            1
 REVERSE REPURCHASE AGREEMENTS            1
INVESTMENT LIMITATIONS                    1

 REGULATORY COMPLIANCE                    3
MONEY MARKET OBLIGATIONS TRUST MANAGEMENT 4

 SHARE OWNERSHIP                          7
 TRUSTEE COMPENSATION                     8
 TRUSTEE LIABILITY                        8
INVESTMENT ADVISORY SERVICES              9

 INVESTMENT ADVISER                       9
 ADVISORY FEES                            9
BROKERAGE TRANSACTIONS                    9

OTHER SERVICES                           10

 FUND ADMINISTRATION                     10
 CUSTODIAN AND PORTFOLIO ACCOUNTANT      10
 TRANSFER AGENT                          10
 INDEPENDENT PUBLIC ACCOUNTANTS          10
SHAREHOLDER SERVICES AGREEMENT           10

DETERMINING NET ASSET VALUE              10

REDEMPTION IN KIND                       11



MASSACHUSETTS PARTNERSHIP LAW            11

THE FUND'S TAX STATUS                    11

PERFORMANCE INFORMATION                  11

 YIELD                                   11
 EFFECTIVE YIELD                         12
 TOTAL RETURN                            12
 PERFORMANCE COMPARISONS                 12
ABOUT FEDERATED INVESTORS                13



INVESTMENT POLICIES

Unless indicated otherwise, the policies described below may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective. ACCEPTABLE INVESTMENTS
Some of the short-term U.S. government securities the Fund may purchase carry variable interest rates. These securities have a rate of interest subject to adjustment at least annually. This adjusted interest rate is ordinarily tied to some objective standard, such as the 91-day U.S. Treasury bill rate. Variable interest rates will reduce the changes in the market value of such securities from their original purchase prices. Accordingly, the potential for capital appreciation or capital depreciation should not be greater than that of fixed interest rate U.S. government securities having maturities equal to the interest rate adjustment dates of the variable rate U.S. government securities. The Fund may purchase variable rate U.S. government securities upon the determination by the Board of Trustees that the interest rate as adjusted will cause the instrument to have a current market value that approximates its par value on the adjustment date.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund in a dollar amount sufficient to make payment for the securities to be purchased are: segregated on the Fund`s records at the trade date; marked to market daily; and maintained until the transaction is settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. However, liquid assets of the Fund, in a dollar amount sufficient to make payment for the securities to be purchased, are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled.
INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.
ISSUING SENIOR SECURITIES AND BORROWING MONEY
The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous.The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, the Fund will restrict the purchase of portfolio securities to money market instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure completion of the reverse repurchase agreements PLEDGING ASSETS
The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings.


LENDING CASH OR SECURITIES
The Fund will not lend any assets, except that it may purchase or hold portfolio securities permitted by its investment objective, policies, and limitations, or Declaration of Trust.
INVESTING IN COMMODITIES
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.
INVESTING IN REAL ESTATE
The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in securities of issuers whose business invlolves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.



UNDERWRITING
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
CONCENTRATION OF INVESTMENTS
The Fund will not invest 25% or more of the value of its total assets in any one industry. The U.S. government is not considered to be an industry. DIVERSIFICATION OF INVESTMENTS
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.
 The above limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval Shareholders will be notified before any material change in these limitations becomes effective.
INVESTING IN RESTRICTED SECURITIES
The Fund will not invest in securities subject to restrictions on resale under federal securities law.
INVESTING IN ILLIQUID SECURITIES
The Fund will not invest more than 10% of the value of its net assets in illiquid securities.



INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund will not acquire more than 3% of the total outstanding securities of other investment companies, except as part of a merger, consolidation, or other acquisition.
INVESTING IN NEW ISSUERS
The Fund will not invest more than 5% of the value of its total assets in securities of issuers which have records of less than three years of continuous operations, including the operation of any predecessor. INVESTING FOR CONTROL
The Fund will not invest in securities of a company for the purpose of exercising control or management.
INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES The Fund will not purchase or retain the securities of any issuer if the Officers and Trustees of the Trust or its investment adviser, owning individually more than .50 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.


INVESTING IN OPTIONS
The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.
INVESTING IN MINERALS
The Fund will not purchase or sell interests in oil, gas, or other mineral exploration or development programs or leases, although it may purchase the securities of issuers which invest in or sponsor such programs.
For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be `cash items.'' Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.
REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund willdetermine the effective maturity of its investments according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


MONEY MARKET OBLIGATIONS TRUST MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Money Market Obligations Trust, and principal occupations.


John F. Donahue@*
Federated Investors Tower



Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. .


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Trustee, University of Pittsburgh; Director or Trustee of the Funds.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John
R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Trustee of the
Funds.



Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932



Trustee
Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.


Peter E. Madden
Seacliff
562 Bellevue Avenue
Newport, RI
Birthdate:  March 16, 1942
Trustee
Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.




Gregor F. Meyer
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney, Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.





Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh



Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University, U.S. Space Foundation and Czech Management Center; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center; Director or Trustee of the Funds.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/Marketing/Conference Planning, Manchester Craftsmen's Guild; Restaurant Consultant, Frick Art & History Center; Conference Coordinator, University of Pittsburgh Art History Department; Director or Trustee of the Funds.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President



Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President , Secretary and Treasurer
Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.





Richard B. Fisher
Federated Investors Tower



Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


     *This Trustee is deemed to be an ``interested person'' as defined in the Investment Company Act of 1940.
     @Member of the Executive Committee. The Executive Committee of the
      Board of Trustees handles the responsibilities of the Board between meetings of the Board.
As referred to in the list of Trustees and Officers, `Funds'' includes the following investment companies:
111 Corcoran Funds; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal



Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities
Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; and World Investment Series, Inc.
SHARE OWNERSHIP
Officers and Trustees as a group own less than 1% of the Fund`s outstanding Institutional Service Shares.
As of September 3, 1996, the following shareholders of record owned 5% or more of the outstanding Institutional Shares of the Government Obligations Tax-Managed Fund: Panabco, Newark, OH, owned approximately 31,560,901 shares (16.01%), Citizens Federal S & L Assn., Dayton, OH, owned approximately 14,679,259 shares (7.45%), Parcol & Co., Akron, OH, owned approximately 16,067,359 shares (8.15%), Resource Bank & Trust Co., Minneapolis, MN, owned approximately 10,201,386 shares (5.18%), and Santa



Monica Bank, Santa Monica, CA, owned approximately 19,805,188 shares
(10.05%).
As of September 3, 1996, the following shareholders of record owned 5% or more of the outstanding Institutional Service Shares of the Government Obligations Tax-Managed Fund: Citpad & Co., Paducah, KY, owned approximately 20,597,122 shares (5.73%), The Washington Trust Co., Westerly, RI, owned approximately 52,466,076 shares (14.60%), Pacific Bank, NA., San Francisco, CA, owned approximately 20,532,217 shares (5.71%), Currier & Co., Salem, MA, owned approximately 86,922,456 shares (24.18%), First Union National Bank, Charlotte, NC, owned approximately 68,849,723 shares (19.15%), Citizens Trust Co., Providence, RI, owned approximately 38,814,633 shares (10.80%), and Danco, Fort Wayne, IN, owned approximately 27,441,935 shares (7.63%).


TRUSTEES COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM           TOTAL COMPENSATION PAID
TRUST              TRUST*#         FROM FUND COMPLEX +


John F. Donahue          $0        $0 for the Trust and
Chairman and Trustee               68 other investment companies in the
Fund Complex
Thomas G. Bigley         $136.56   $20,688 for the Trust and



Trustee                            49 other investment companies in the
Fund Complex
John T. Conroy, Jr.      $150.24   $117,202 for the Trust and
Trustee                            64 other investment companies in the
Fund Complex
William J. Copeland      $150.24   $117,202 for the Trust and
Trustee                            64 other investment companies in the
Fund Complex
J. Christopher Donahue   $0        $0 for the Trust and
President and Trustee              14 other investment companies in the
Fund Complex
James E. Dowd            $150.24   $117,202 for the Trust and
Trustee                            64 other investment companies in the
Fund Complex
Lawrence D. Ellis, M.D.  $136.56   $106,460 for the Trust and
Trustee                            64 other investment companies in the
Fund Complex
Edward L. Flaherty, Jr.  $150.24   $117,202 for the Trust and
Trustee                            64 other investment companies in the
Fund Complex
Peter E. Madden          $136.56   $90,563 for the Trust and
Trustee                            64 other investment companies in the
Fund Complex
Gregor F. Meyer          $136.56   $106,460 for the Trust and
Trustee                            64 other investment companies in the
Fund Complex
John E. Murray, Jr.,     $136.56   $0 for the Trust and



Trustee                            64 other investment companies in the
Fund Complex
Wesley W. Posvar         $136.56   $106,460 for the Trust and
Trustee                            64 other investment companies in the
Fund Complex
Marjorie P. Smuts        $136.56   $106,460 for the Trust and
Trustee                            64 other investment companies in the
Fund Complex


*Information is furnished for the fiscal year ended July 31, 1996.
#The aggregate compensation is provided for the Trust which is comprised of six portfolios.
+The information is provided for the last calendar year.
TRUSTEE LIABILITY
The Articles of Incorporation privide that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER
The Fund's investment adviser is Federated Administrative Services. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.
The adviser shall not be liable to the Government Obligations Tax-Managed Fund, the Fund,or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Government Obligations Tax-Managed Fund.
ADVISORY FEES
For its advisory services, Federated Administrative Services receives an annual investment advisory fee as described in the prospectus. For the period from May 30, 1995, (date of initial public investment) to July 31, 1995, the adviser earned $24,484, all of which was waived. For the fiscal year ended July 31, 1996, the adviser earned $692,278, of which $664,948 was waived.
   STATE EXPENSE LIMITATIONS
     The adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2-1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1-1/2% per year of the remaining average net assets, the adviser will reimburse the Fund for its expenses over the limitation.
     If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the adviser will be limited, in any single fiscal year, by the amount of the investment advisory fees.



     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the period from May 30, 1995 (date of initial public investment) to July 31, 1995, and the fiscal year ended July 31, 1996, the Fund paid no brokerage commissions.



Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund. OTHER SERVICES

FUND ADMINISTRATION
Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994 to March 1, 1996, Federated Administrative Services served as the Fund's Administrator. Prior to March 1, 1994, Federated Aministrative Services, Inc. served as the Fund's Administrator. Both former Administrators are subsidiaries of Federated Investors. For purposes of this Statement of Additional Information, Federated Services Company, Federated Administrative Services and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the `Administrators. For the period from May 30, 1995 (date of initial public investment) to July 31, 1995, and the for fiscal year ended July 31, 1996, the Administrators earned $26,329, of which $0 was waived, and $261,681, of which $0 was waived, respectively.



CUSTODIAN AND PORTFOLIO ACCOUNTANT
State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.
TRANSFER AGENT
Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders. INDEPENDENT PUBLIC ACCOUNTANTS
The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, PA.
SHAREHOLDER SERVICES AGREEMENT

This arrangement permits the payment of fees to Federated Shareholder Services and financial institutions to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses. By adopting the Shareholder Services Agreement, the Trustees expect that the Fund will benefit by: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail;
(3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts. For the period from May 30, 1995 (date of initial public investment) to July 31, 1995, the Fund's Institutional Service Shares paid shareholder services fees in the amount of $29,653, all of which was paid to financial institutions. For the period from June 2, 1995 (date of initial public investment) to July 31, 1995, the Fund's Institutional Shares paid shareholder services fees in the amount of $952, all of which was waived. For the fiscal year ended July 31, 1996, payments for Institutional Shares in the amount of $315,936 were made pursuant to the Shareholder Services Agreement, all of which was waived. For the fiscal year ended July 31, 1996, payments for Institutional Services Shares in the amount of $549,412 were made pursuant to the Shareholder Services Agreement, $0 of which was waived.
DETERMINING NET ASSET VALUE

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the `Rule'') promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.
REDEMPTION IN KIND

The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.
MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.
THE FUND'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.
PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.
YIELD
The yield is calculated based upon the seven days ending on the day of the calculation, called the `base period.'' This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.
For the seven-day period ended July 31, 1996, the yields for Institutional Shares and Institutional Service Shares were 5.18% and 4.93%, respectively. EFFECTIVE YIELD
The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.



For the seven-day period ended July 31, 1996, the effective yields for Institutional Shares and Institutional Service Shares were 5.32% and 5.05%, respectively.
TOTAL RETURN
Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.
The Fund's cumulative total return (reflecting performance over a specific period of time) for Institutional Service Shares and Institutional Shares for the period from June 2, 1995 (date of initial public investment) through May 30, 1995 (date of initial public investment) was 5.28% and 5.54%, respectively. The Fund's average annual total return for the one-year period ended July 31, 1996, was 5.23% for Institutional Service Shares and 5.50% for Institutional Shares.
PERFORMANCE COMPARISONS
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:



     OLIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.
     oDONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.
     oMONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.
     oSALOMON 30-DAY CD INDEX compares rate levels of 30-day certificates of deposit from the top ten prime representative banks.
     oSALOMON 30-DAY TREASURY BILL INDEX is a weekly quote of the most representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days.
     oDISCOUNT CORPORATION OF NEW YORK 30-DAY FEDERAL AGENCIES is a weekly quote of the average daily offering price for selected federal agency issues maturing in 30 days.
Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate baxic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.
ECONOMIC AND MARKET INFORMATION
Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.
ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.
In the money market sector, Federated Investors gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1995, Federated Investors managed more than $40.2 billion in assets across approximately 47 money market funds, including 17 government, 10 prime and 20 municipal with assets approximating $20.9 billion, $11.5 billion and $7.8 billion, respectively.



J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international portfolios.
MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3 trillion to the more than 5,500 funds available.*
Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.



BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high rankings in several DALBAR Surveys. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.
*Source: Investment Company Institute





GOVERNMENT OBLIGATIONS FUND

(A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST)
INSTITUTIONAL SERVICE SHARES

PROSPECTUS

The Institutional Service Shares of Government Obligations Fund (the "Fund") offered by this prospectus represent interests in a portfolio of Money Market Obligations Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests in U.S. government securities to provide current income consistent with stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR



GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated September 30, 1996, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov.).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




Prospectus dated September 30, 1996
TABLE OF CONTENTS



 SUMMARY OF FUND EXPENSES                                            1
 FINANCIAL HIGHLIGHTS --
  INSTITUTIONAL SERVICE SHARES                                       2
 GENERAL INFORMATION                                                 3
 INVESTMENT INFORMATION                                              3
  Investment Objective                                               3
  Investment Policies                                                3
  Investment Limitations                                             4
 TRUST INFORMATION                                                   5
  Management of the Trust                                            5
  Distribution of Institutional Service Shares                       6
  Administration of the Fund                                         6
 NET ASSET VALUE                                                     7
 HOW TO PURCHASE SHARES                                              7
 HOW TO REDEEM SHARES                                                8
 ACCOUNT AND SHARE INFORMATION                                       9
 TAX INFORMATION                                                    10
  Federal Income Tax                                                10
  State and Local Taxes                                             10
 OTHER CLASSES OF SHARES                                            10
 PERFORMANCE INFORMATION                                            10
 FINANCIAL HIGHLIGHTS --
  INSTITUTIONAL SHARES                                              11
 FINANCIAL STATEMENTS                                               12
 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS                           21
 ADDRESSES                                                          22








SUMMARY OF FUND EXPENSES

                                           INSTITUTIONAL SERVICE SHARES
                                         SHAREHOLDER TRANSACTION EXPENSES



 Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)                              None
 Maximum Sales Charge Imposed on Reinvested Dividends
   (as a percentage of offering price)                                                                      None
 Contingent Deferred Sales Charge (as a percentage of original purchase price or
  redemption proceeds, as applicable)                                                                       None
 Redemption Fee (as a percentage of amount redeemed, if applicable)                                         None
 Exchange Fee                                                                                               None





                                               ANNUAL OPERATING EXPENSES
                                      (As a percentage of average net assets)



 Management Fee (after waiver)(1)                                                                          0.09%
 12b-1 Fee                                                                                                  None
 Total Other Expenses                                                                                      0.36%
  Shareholder Services Fee                                                                        0.25%
    Total Operating Expenses(2)                                                                            0.45%





(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.20%.
(2) The total operating expenses would have been 0.56% absent the voluntary waiver of a portion of the management fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Service Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Trust Information" and "How to Purchase Shares." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.




EXAMPLE                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
You would pay the following expenses on a $1,000
investment, assuming (1) 5% annual return and
(2) redemption at the end of each time period      $5       $14       $25       $57





THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

GOVERNMENT OBLIGATIONS FUND
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page
21.



                                                                                             YEAR ENDED
                                                                                              JULY 31,
                                                                                      1996             1995(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                                                $ 1.00            $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                                               0.05              0.05
 LESS DISTRIBUTIONS
   Distributions from net investment income                                           (0.05)            (0.05)
 NET ASSET VALUE, END OF PERIOD                                                      $ 1.00            $ 1.00
 TOTAL RETURN(B)                                                                       5.29%             5.31%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                                                            0.45%             0.45%*
   Net investment income                                                               5.14%             5.63%*
   Expense waiver/reimbursement(c)                                                     0.11%             0.15%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)                                         $702,274          $339,105





* Computed on an annualized basis.
(a) Reflects operations for the period from August 1, 1994 (date of initial public investment) to July 31, 1995. For the period from the effective date, July 5, 1994 to July 31, 1994, all net investment income was distributed to the Fund's adviser.
(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated October 3, 1988. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees has established two classes of shares known as Institutional Service Shares and Institutional Shares. This prospectus relates only to Institutional Service Shares of the Fund, which are designed primarily for financial institutions, financial intermediaries, and institutional investors as a convenient means of accumulating an interest in a professionally managed, diversified portfolio investing only in short-term U.S. government securities. A minimum initial investment of



$1,000,000 is required.

The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing only in a portfolio of U.S. government securities maturing in thirteen months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund invests only in U.S. government securities.



These instruments are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. These securities include, but are not limited to:

   * direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;

   * notes, bonds, and discount notes issued or guaranteed by U.S. government agencies and instrumentalities, supported by the full faith and credit of the United States; and

   * notes, bonds, and discount notes of other U.S. government agencies or instrumentalities which receive or have access to Federal funding.

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These instrumentalities are supported by:


   * the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;

   * discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or

   * the credit of the agency or instrumentality.




REPURCHASE AGREEMENTS. Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis,



or both, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Fund's Trustees and will receive collateral at all times equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

INVESTMENT LIMITATIONS

The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge assets to secure such borrowings.

The above investment limitation cannot be changed without shareholder approval. As a matter of non-fundamental policy, the Fund does not intend to engage in reverse repurchase agreements. The Fund will notify shareholders prior to any change in this policy. The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.



The Fund will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice.

TRUST INFORMATION

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

   ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .20% of the Fund's average daily net assets. The adviser has undertaken to reimburse the Fund up to the amount of the advisory fee for operating expenses in excess of limitations established by certain states. Also, the adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.



   ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

   Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF INSTITUTIONAL SERVICE SHARES

Federated Securities Corp. is the principal distributor for Institutional Service Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

State securities laws may require certain financial institutions such as depository institutions to register as dealers.

SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of the Institutional Service Shares, computed at an annual rate, to obtain personal services for shareholders and provide maintenance of shareholder accounts ("shareholder services"). From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily.

Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services based upon shares owned by their clients or customers. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate as which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:



                      AVERAGE AGGREGATE
MAXIMUM FEE           DAILY NET ASSETS
  .15%             on the first $250 million
 .125%             on the next $250 million
  .10%             on the next $250 million
 .075%             on assets in excess of $750 million





The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Institutional Service Shares from the value of Fund assets attributable to Institutional Service Shares, and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 p.m., 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

HOW TO PURCHASE SHARES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or by check. The Fund reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone. The minimum initial investment is $1,000,000. However, an account may be opened with a smaller amount as long as the minimum is reached within one year of opening the account. Minimum investments will be calculated by combining all accounts maintained with the Fund. Financial institutions may impose different minimum investment requirements on their customers.

PURCHASING SHARES BY WIRE. Shares may be purchased by Federal Reserve wire by calling the Fund before 3:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to:
Government Obligations Fund -- Institutional Service Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK. Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA
02266-8600. The check should be made payable to Government Obligations Fund -- Institutional Service Shares. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

INVEST-BY-PHONE. Once an account has been opened, a shareholder may use invest-by-phone for investments if an authorization form has been filed with Federated Shareholder Services Company, the transfer agent for shares of the Fund. Approximately two weeks after sending the form to Federated Shareholder Services Company, the shareholder may call Federated Shareholder Services Company to purchase shares. Federated Shareholder Services Company will send a request for monies to the shareholder's commercial bank, savings bank, or credit union ("bank") via the Automated Clearing House. The shareholder's bank, which must be an Automated Clearing House member, will then forward the monies to Federated Shareholder Services Company. The purchase is normally entered the next business day after the initial phone request. For further information and an application, call the Fund.

SUBACCOUNTING SERVICES. Financial institutions are encouraged to open single master accounts. A subaccounting system is available through the transfer agent to minimize internal recordkeeping requirements. The transfer agent charges a fee based on the level of subaccounting services rendered. Financial institutions may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services provided which may be related to the ownership of Fund shares. This prospectus should, therefore, be read together with any agreement between the customer and the financial institution with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed. State securities laws may require certain financial institutions such as depository institutions to register as dealers.

HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 12:00 noon (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.




In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange;



or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.



ACCOUNT AND SHARE INFORMATION

DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Shareholder Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.

ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account, except accounts maintained by retirement plans, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,000,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS. Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.


TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

STATE AND LOCAL TAXES

In the opinion of Houston, Houston, & Donnelly, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

OTHER CLASSES OF SHARES

The Fund also offers other classes. Institutional Shares are sold at net asset value primarily to financial institutions, financial intermediaries, institutional investors, and entities holding shares in an agency or fiduciary capacity, and are subject to a minimum initial investment of $1,000,000.

All classes are subject to certain of the same expenses.




Institutional Shares are distributed with no 12b-1 fees, but are subject to shareholder services fees. Currently, Institutional Shares are accruing no shareholder services fees.

Expense differences between classes may affect the performance of each class.

To obtain more information and a prospectus for any other class, investors may call 1-800-341-7400.

PERFORMANCE INFORMATION

From time to time, the Fund advertises its yield, effective yield and total return. The performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

GOVERNMENT OBLIGATIONS FUND
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page
21.



                                                                   YEAR ENDED JULY 31,
                                           1996         1995        1994         1993        1992      1991      1990(A)
 NET ASSET VALUE,
 BEGINNING OF PERIOD                     $ 1.00       $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00     $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                   0.05         0.05        0.03        0.03        0.05        0.07       0.03
 LESS DISTRIBUTIONS
   Distributions from net
   investment income                      (0.05)       (0.05)      (0.03)      (0.03)      (0.05)      (0.07)     (0.03)
 NET ASSET VALUE, END OF PERIOD          $ 1.00       $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00     $ 1.00
 TOTAL RETURN(B)                           5.55%        5.57%       3.41%       3.22%       4.70%       7.20%      2.80%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                0.20%        0.20%       0.20%       0.20%       0.20%       0.20%      0.20%*
   Net investment income                   5.41%        5.58%       3.38%       3.16%       4.55%       6.77%      8.24%*
   Expense waiver/
   reimbursement(c)                        0.36%        0.40%       0.15%       0.11%       0.12%       0.22%      0.34%*
 SUPPLEMENTAL DATA
   Net assets, end of period
   (000 omitted)                     $2,182,999   $1,926,516    $763,879    $707,146     $679,533    $331,454   $148,598





  * Computed on an annualized basis.
(a) Reflects operations for the period from March 31, 1990 (date of initial public investment) to July 31, 1990.
(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GOVERNMENT OBLIGATIONS FUND
PORTFOLIO OF INVESTMENTS

JULY 31, 1996



   PRINCIPAL
     AMOUNT                                                                                  VALUE
 SHORT-TERM OBLIGATIONS -- 42.8%
 $  16,500,000    Federal Farm Credit Bank Note -- 0.6%
                  5.60%, 6/3/1997                                                     $     16,480,595
    99,820,000 (a)Federal Home Loan Bank, Discount Notes -- 3.4%
                  5.334%-5.657%, 9/12/1996 - 12/24/1996                                     98,327,819
    35,000,000 (b)Federal Home Loan Bank, Floating Rate Note -- 1.2%
                  5.33%, 8/1/1996                                                           34,993,248
    28,000,000 (a)Federal Home Loan Mortgage Corp., Discount Note -- 1.0%
                  5.418%, 8/23/1996                                                         27,909,311
    30,000,000 (b)Federal Home Loan Mortgage Corp., Floating Rate Note -- 1.0%
                  5.56%, 8/6/1996                                                           29,959,826
    41,400,000    Federal National Mortgage Association Notes -- 1.4%
                  5.41%-5.91%, 8/19/1996 - 12/6/1996                                        41,385,190
   174,975,000 (a)Federal National Mortgage Association, Discount Notes -- 6.0%
                  5.25%-5.726%, 9/24/1996 - 1/21/1997                                      171,861,115
   180,000,000 (b)Federal National Mortgage Association, Floating Rate Notes -- 6.2%
                  5.305%-5.67%, 8/1/1996 - 8/6/1996                                        179,898,964
    13,500,000    Student Loan Marketing Association Notes -- 0.5%
                  5.62%, 6/30/1997                                                          13,456,043
   150,355,000 (b)Student Loan Marketing Association, Floating Rate Notes -- 5.2%
                  5.40%-5.74%, 8/6/1996                                                    150,285,318
    77,575,000 (b)Housing Urban Development, Floating Rate Note -- 2.7%
                  5.825%, 8/1/1996                                                          77,575,000



   104,500,000 (a)U.S. Treasury Bills -- 3.5%
                  4.996%-5.248%, 9/19/1996 - 3/6/1997                                      102,736,076
   289,000,000    U. S. Treasury Notes -- 10.1%
                  6.50%-8.50%, 9/30/1996 - 4/15/1997                                       290,973,642
                    TOTAL SHORT-TERM OBLIGATIONS                                         1,235,842,147





GOVERNMENT OBLIGATIONS FUND



   PRINCIPAL
    AMOUNT                                                                                    VALUE
 (C)REPURCHASE AGREEMENTS -- 57.8%
 $  66,900,000    Bear, Stearns and Co., 5.69%, dated 7/31/1996, due 8/1/1996          $    66,900,000
   100,000,000    B.T. Securities Inc., 5.68%, dated 7/31/1996, due 8/1/1996               100,000,000
    60,000,000    CIBC Wood Gundy, 5.69%, dated 7/31/1996, due 8/1/1996                     60,000,000
    35,000,000    Deutsche Morgan Grenfel, 5.70%, dated 7/31/1996, due 8/1/1996             35,000,000
   303,800,000    Goldman Sachs & Co., LP, 5.80%, dated 7/31/1996, due 8/1/1996            303,800,000
   115,000,000    Merrill Lynch Government Securities, 5.72%, dated 7/31/1996,
                  due 8/1/1996                                                             115,000,000
    80,000,000    Morgan Stanley & Co., Inc., 5.70%, dated 7/31/1996, due 8/1/1996          80,000,000
   145,000,000    Nikko Securities, 5.72%, dated 7/31/1996, due 8/1/1996                   145,000,000
   145,000,000    Nomura Securities International, Inc., 5.72%, dated 7/31/1996,
                  due 8/1/1996                                                             145,000,000
    80,000,000    SBC Capital Markets, 5.70%, dated 7/31/1996, due 8/1/1996                 80,000,000
   145,000,000    UBS Securities, Inc., 5.70%, dated 7/31/1996, due 8/1/1996               145,000,000
    81,000,000 (d)CS First Boston, Inc., 5.40%, dated 7/10/1996, due 9/9/1996               81,000,000
    93,000,000 (d)Goldman Sachs & Co., LP, 5.30%, dated 7/10/1996, due 8/12/1996            93,000,000
    62,000,000 (d)Lehman Brothers Government Securities, 5.43%, dated 6/12/1996,
                  due 9/11/1996                                                             62,000,000
    30,000,000 (d)Merrill Lynch Government Securities, 5.43%, dated 6/13/1996,
                  due 9/11/1996                                                             30,000,000
    65,000,000 (d)Morgan Stanley & Co., 5.315%, dated 7/16/1996, due 8/20/1996              65,000,000
    60,000,000 (d)SBC Capital Markets, 5.32%, dated 7/16/1996, due 8/20/1996                60,000,000
                    TOTAL REPURCHASE AGREEMENTS                                          1,666,700,000



                    TOTAL INVESTMENTS (AT AMORTIZED COST)(E)                           $ 2,902,542,147





(a) Each issue shows the rate of discount at the time of purchase.
(b) Floating rate note with current rate and next reset date shown.
(c) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.
(d) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days if the creditworthiness of the issuer is downgraded.
(e) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($2,885,272,914) at July 31, 1996.

The following acronym is used throughout this portfolio:

LP -- Limited Partnership

(See Notes which are an integral part of the Financial Statements)

GOVERNMENT OBLIGATIONS FUND

STATEMENT OF ASSETS AND LIABILITIES

JULY 31, 1996



ASSETS:
 Investments in repurchase agreements                                      $ 1,666,700,000
 Investments in securities                                                   1,235,842,147
 Total investments in securities, at amortized cost and value                                    $ 2,902,542,147
 Cash                                                                                                     97,499
 Income receivable                                                                                    12,266,517
 Receivable for shares sold                                                                              752,707
   Total assets                                                                                    2,915,658,870
 LIABILITIES:
 Payable for investments purchased                                              20,929,898
 Payable for shares redeemed                                                        46,812
 Income distribution payable                                                     8,840,005
 Accrued expenses                                                                  569,241
   Total liabilities                                                                                  30,385,956
 NET ASSETS for 2,885,272,914 shares outstanding                                                 $ 2,885,272,914
 NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $2,182,998,556 \ 2,182,998,556 shares outstanding                                                         $1.00
 INSTITUTIONAL SERVICE SHARES:
 $702,274,358 \ 702,274,358 shares outstanding                                                             $1.00





(See Notes which are an integral part of the Financial Statements)

GOVERNMENT OBLIGATIONS FUND
STATEMENT OF OPERATIONS

YEAR ENDED JULY 31, 1996



INVESTMENT INCOME:
 Interest                                                                                            $ 141,959,876
 EXPENSES:
 Investment advisory fee                                                            $ 5,061,781
 Administrative personnel and services fee                                            1,914,143
 Custodian fees                                                                         225,502
 Transfer and dividend disbursing agent fees and expenses                               166,025
 Directors'/Trustees' fees                                                               31,634
 Auditing fees                                                                           13,159
 Legal fees                                                                              15,034
 Portfolio accounting fees                                                              227,816
 Shareholder services fee -- Institutional Shares                                     5,006,340
 Shareholder services fee -- Institutional Service Shares                             1,320,890
 Share registration costs                                                               269,109
 Printing and postage                                                                   18,501
 Insurance premiums                                                                     29,999
 Taxes                                                                                  16,411
 Miscellaneous                                                                          11,523
   Total expenses                                                                   14,327,867
 Waivers --
   Waiver of investment advisory fee                            $ (2,827,496)
   Waiver of shareholder services fee -- Institutional Shares     (5,006,340)
     Total waivers                                                                  (7,833,836)
       Net expenses                                                                                      6,494,031
         Net investment income                                                                       $ 135,465,845





(See Notes which are an integral part of the Financial Statements)

GOVERNMENT OBLIGATIONS FUND
STATEMENT OF CHANGES IN NET ASSETS



                                                                                   YEAR ENDED JULY 31,
                                                                             1996                    1995
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS --
 Net investment income                                                   $   135,465,845        $  79,342,312
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income
   Institutional Shares                                                     (108,299,075)         (71,018,165)
   Institutional Service Shares                                              (27,166,770)          (8,324,147)
   Change in net assets resulting from distributions to
   shareholders                                                             (135,465,845)         (79,342,312)
 SHARE TRANSACTIONS --
  Proceeds from sale of shares                                            14,537,344,438        8,123,000,879
  Net asset value of shares issued to shareholders in payment of
  distributions declared                                                      39,437,151           19,779,451
  Cost of shares redeemed                                                (13,957,129,903)      (6,641,037,966)
    Change in net assets resulting from share transactions                   619,651,686        1,501,742,364
      Change in net assets                                                   619,651,686        1,501,742,364
 NET ASSETS:
 Beginning of period                                                       2,265,621,228          763,878,864
 End of period                                                          $  2,885,272,914     $  2,265,621,228





(See Notes which are an integral part of the Financial Statements)

GOVERNMENT OBLIGATIONS FUND
NOTES TO FINANCIAL STATEMENTS

JULY 31, 1996

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Government Obligations Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal.

The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

   INVESTMENT VALUATIONS -- The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

   REPURCHASE AGREEMENTS -- It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

   The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

   INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.



   FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

GOVERNMENT OBLIGATIONS FUND

   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

   USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

   OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At July 31, 1996, capital paid-in aggregated



$2,885,272,914. Transactions in shares were as follows:



                                                                                    YEAR ENDED JULY 31,
 INSTITUTIONAL SHARES                                                           1996                 1995
 Shares sold                                                               11,676,332,015        7,200,004,553
 Shares issued to shareholders in payment of distributions declared            27,600,308           16,152,849
 Shares redeemed                                                          (11,447,449,600)      (6,053,520,182)
  Net change resulting from Institutional Share transactions                  256,482,723        1,162,637,220
                                                                                    YEAR ENDED JULY 31,
 INSTITUTIONAL SERVICE SHARES                                                   1996               1995(A)
 Shares sold                                                                2,861,012,423          922,996,326
 Shares issued to shareholders in payment of distributions declared            11,836,843            3,626,602
 Shares redeemed                                                           (2,509,680,303)        (587,517,784)
  Net change resulting from Institutional Service Share transactions          363,168,963          339,105,144
  Net change resulting from share transactions                                619,651,686        1,501,742,364





(a) Reflects operations for the period from August 1, 1994 (date of initial public investment) to July 31, 1995.

GOVERNMENT OBLIGATIONS FUND

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   INVESTMENT ADVISORY FEE -- Federated Management, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

   ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

   SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

   TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

   PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

   GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
To the Shareholders and Board of Trustees of MONEY MARKET OBLIGATIONS TRUST
(Government Obligations Fund):

We have audited the accompanying statement of assets and liabilities of Government Obligations Fund (an investment portfolio of Money Market Obligations Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of July 31, 1996, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government Obligations Fund (an investment portfolio of Money Market Obligations Trust) as of July 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                        ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania



August 20, 1996

ADDRESSES



Government Obligations Fund
                Institutional Service Shares Federated Investors Tower
                                             Pittsburgh, PA 15222-3779

Distributor
                Federated Securities Corp.   Federated Investors Tower
                                             Pittsburgh, PA 15222-3779

Investment Adviser
                Federated Management         Federated Investors Tower
                                             Pittsburgh, PA 15222-3779

Custodian
                State Street Bank and        c/o Federated Services Company
                Trust Company                P.O. Box 8600
                                             Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
                Federated Shareholder        P.O. Box 8600
                Services Company             Boston, MA 02266-8600

Independent Public Accountants
                Arthur Andersen LLP          2100 One PPG Place
                                             Pittsburgh, PA 15222





GOVERNMENT
OBLIGATIONS FUND

(A PORTFOLIO OF MONEY MARKET
OBLIGATIONS TRUST)

INSTITUTIONAL SERVICE SHARES

PROSPECTUS


A Portfolio of
Money Market Obligations Trust,
an Open-End Management
Investment Company

Prospectus dated September 30, 1996

Federated Investors
<Graphic>
Federated Investors Tower
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.
<Graphic>




Cusip 60934N807
G01066-02 (9/96)




GOVERNMENT OBLIGATIONS FUND

(A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST)
INSTITUTIONAL SHARES

PROSPECTUS

The Institutional Shares of Government Obligations Fund (the "Fund") offered by this prospectus represent interests in a portfolio of Money Market Obligations Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests in short-term U.S. government securities to provide current income consistent with stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.




This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated September 30, 1996, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov.).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated September 30, 1996

TABLE OF CONTENTS



SUMMARY OF FUND EXPENSES                           1

FINANCIAL HIGHLIGHTS --
INSTITUTIONAL SHARES                               2

GENERAL INFORMATION                                3

INVESTMENT INFORMATION                             3
  Investment Objective                             3
  Investment Policies                              3
  Investment Limitations                           4

TRUST INFORMATION                                  5
  Management of the Trust                          5
  Distribution of Institutional Shares             6
  Administration of the Fund                       7

NET ASSET VALUE                                    7

HOW TO PURCHASE SHARES                             7

HOW TO REDEEM SHARES                               8

ACCOUNT AND SHARE INFORMATION                      9

TAX INFORMATION                                   10



  Federal Income Tax                              10
  State and Local Taxes                           10

OTHER CLASSES OF SHARES                           10

PERFORMANCE INFORMATION                           10

FINANCIAL HIGHLIGHTS --
  INSTITUTIONAL SERVICE SHARES                    12

FINANCIAL STATEMENTS                              13

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS          22

ADDRESSES                                         23






SUMMARY OF FUND EXPENSES

                                               INSTITUTIONAL SHARES
                                        SHAREHOLDER TRANSACTION EXPENSES




 Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)                              None
 Maximum Sales Charge Imposed on Reinvested Dividends
   (as a percentage of offering price)                                                                      None
 Contingent Deferred Sales Charge (as a percentage of original purchase price or
   redemption proceeds, as applicable)                                                                      None
 Redemption Fee (as a percentage of amount redeemed, if applicable)                                         None
 Exchange Fee                                                                                               None





                                           ANNUAL OPERATING EXPENSES
                                   (As a percentage of average net assets)



 Management Fee (after waiver)(1)                                                                           0.09%
 12b-1 Fee                                                                                                  None
 Total Other Expenses                                                                                       0.11%
  Shareholder Services Fee (after waiver)(2)                                                      0.00%
    Total Operating Expenses(3)                                                                             0.20%





(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.20%.

(2) The shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the shareholder services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

(3) The total operating expenses would have been 0.56% absent the voluntary waiver of a portion of the management fee and the shareholder services fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Trust Information" and "How to Purchase Shares." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.



EXAMPLE                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
You would pay the following expenses on a $1,000
investment, assuming (1) 5% annual return and
(2) redemption at the end of each time period        $2        $6         $11        $26





THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

GOVERNMENT OBLIGATIONS FUND
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page
22.



                                                                     YEAR ENDED JULY 31,
                                         1996        1995        1994     1993        1992        1991       1990(A)
 NET ASSET VALUE,
 BEGINNING OF PERIOD                   $ 1.00       $ 1.00     $ 1.00    $ 1.00      $ 1.00      $ 1.00      $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                 0.05         0.05       0.03      0.03        0.05        0.07        0.03
 LESS DISTRIBUTIONS
   Distributions from net
   investment income                    (0.05)       (0.05)     (0.03)    (0.03)      (0.05)      (0.07)      (0.03)
 NET ASSET VALUE, END OF PERIOD        $ 1.00       $ 1.00     $ 1.00    $ 1.00      $ 1.00      $ 1.00      $ 1.00
 TOTAL RETURN(B)                         5.55%        5.57%      3.41%     3.22%       4.70%       7.20%       2.80%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                              0.20%        0.20%      0.20%     0.20%       0.20%       0.20%       0.20%*
   Net investment income                 5.41%        5.58%      3.38%     3.16%       4.55%       6.77%       8.24%*
   Expense waiver/
   reimbursement(c)                      0.36%        0.40%      0.15%     0.11%       0.12%       0.22%       0.34%*
 SUPPLEMENTAL DATA
   Net assets, end of period
   (000 omitted)                   $2,182,999   $1,926,516   $763,879  $707,146    $679,533    $331,454    $148,598





  * Computed on an annualized basis.
(a) Reflects operations for the period from March 31, 1990 (date of initial public investment) to July 31, 1990.
(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated October 3, 1988. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees has established two classes of shares known as Institutional Shares and Institutional Service Shares. This prospectus relates only to Institutional Shares of the Fund, which are designed primarily for entities holding shares in an agency or fiduciary capacity, financial institutions, financial intermediaries, and institutional investors as a convenient means of accumulating an interest in a professionally managed, diversified portfolio investing only in short-term U.S. government securities. A minimum initial investment of $1,000,000 is required.




The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing only in a portfolio of U.S. government securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund invests only in U.S. government securities. These instruments are either issued or guaranteed by the U.S. government,



its agencies, or instrumentalities. These securities include, but are not limited to:

   * direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;

   * notes, bonds, and discount notes issued or guaranteed by U.S. government agencies and instrumentalities, supported by the full faith and credit of the United States; and

   * notes, bonds, and discount notes of other U.S. government agencies or instrumentalities which receive or have access to Federal funding.

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These instrumentalities are supported by:

   * the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;

   * discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or

   * the credit of the agency or instrumentality.

REPURCHASE AGREEMENTS. Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis, or both, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Fund's Trustees and will receive collateral at all times equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

INVESTMENT LIMITATIONS

The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge assets to secure such borrowings.

The above investment limitation cannot be changed without shareholder approval. As a matter of non-fundamental policy, the Fund does not intend to engage in reverse repurchase agreements. The Fund will notify shareholders prior to any change in this policy. The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Fund will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice.

TRUST INFORMATION

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

   ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .20% of the Fund's average daily net assets. The adviser has undertaken to reimburse the Fund up to the amount of the advisory fee for operating expenses in excess of limitations established by certain states. Also, the adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

   ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the



   Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

   Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF INSTITUTIONAL SHARES

Federated Securities Corp. is the principal distributor for Institutional Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

State securities laws may require certain financial institutions such as depository institutions to register as dealers.

SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of the Institutional Shares, computed at an annual rate, to obtain personal services for shareholders and provide maintenance of shareholder accounts ("shareholder services"). From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily.

Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services based upon shares owned by their clients or customers. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. The distributor may pay financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide certain services to shareholders. These services may include, but are not limited to, distributing prospectuses and other information, providing accounting assistance, and communicating or facilitating purchases and redemptions of shares. Any fees paid for these services by the distributor will be reimbursed by the adviser and not the Fund.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate as which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:



                                       AVERAGE AGGREGATE
MAXIMUM FEE                            DAILY NET ASSETS
  .15%                             on the first $250 million
 .125%                             on the next $250 million
  .10%                             on the next $250 million
 .075%                           on assets in excess of $750 million





The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Institutional Shares from the value of Fund assets attributable to Institutional Shares, and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 p.m., 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

HOW TO PURCHASE SHARES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or by check. The Fund reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone. The minimum initial investment is $1,000,000. However, an account may be opened with a smaller amount as long as the minimum is reached within one year of opening the account. Minimum investments will be calculated by combining all accounts maintained with the Fund. Financial institutions may impose different minimum investment requirements on their customers.

PURCHASING SHARES BY WIRE. Shares may be purchased by Federal Reserve wire by calling the Fund before 3:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to:
Government Obligations Fund -- Institutional Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK. Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA
02266-8600. The check should be made payable to Government Obligations Fund -- Institutional Shares. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

INVEST-BY-PHONE. Once an account has been opened, a shareholder may use invest-by-phone for investments if an authorization form has been filed with Federated Shareholder Services Company, the transfer agent for shares of the Fund. Approximately two weeks after sending the form to Federated Shareholder Services Company, the shareholder may call Federated Shareholder Services Company to purchase shares. Federated Shareholder Services Company will send a request for monies to the shareholder's commercial bank, savings bank, or credit union ("bank") via the Automated Clearing House. The shareholder's bank, which must be an Automated Clearing House member, will then forward the monies to Federated Shareholder Services Company. The purchase is normally entered the next business day after the initial phone request. For further information and an application, call the Fund.

SUBACCOUNTING SERVICES. Financial institutions are encouraged to open single master accounts. A subaccounting system is available through the transfer agent to minimize internal recordkeeping requirements. The transfer agent charges a fee based on the level of subaccounting services rendered. Financial institutions may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services provided which may be related to the ownership of Fund shares. This prospectus should, therefore, be read together with any agreement between the customer and the financial institution with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed. State securities laws may require certain financial institutions such as depository institutions to register as dealers.

HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 12:00 noon (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.



In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities



Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.



ACCOUNT AND SHARE INFORMATION

DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Shareholder Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.

ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account, except accounts maintained by retirement plans, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,000,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS. Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

As of September 4, 1996, Scaup & Co., Boston, Massachusetts, owned 37.5% of the voting securities of the Fund, and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION



FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

STATE AND LOCAL TAXES

In the opinion of Houston, Houston, & Donnelly, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

OTHER CLASSES OF SHARES

The Fund also offers other classes. Institutional Services Shares are sold at net asset value to financial institutions, financial intermediaries, and other institutional investors, and are subject to a minimum initial investment of $1,000,000.




All classes are subject to certain of the same expenses.

Institutional Services Shares are distributed with no 12b-1 fees but are subject to shareholder services fees.

Expense differences between classes may affect the performance of each class.

To obtain more information and a prospectus for any other class, investors may call 1-800-341-7400.

PERFORMANCE INFORMATION

From time to time, the Fund advertises its yield, effective yield, and total return. The performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

GOVERNMENT OBLIGATIONS FUND
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page
22.



                                                                               YEAR ENDED
                                                                                 JULY 31,
                                                                          1996              1995(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                                    $ 1.00            $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                                   0.05              0.05
 LESS DISTRIBUTIONS
   Distributions from net investment income                               (0.05)            (0.05)
 NET ASSET VALUE, END OF PERIOD                                          $ 1.00            $ 1.00
 TOTAL RETURN(B)                                                           5.29%             5.31%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                                                0.45%             0.45%*
   Net investment income                                                   5.14%             5.63%*
   Expense waiver/reimbursement(c)                                         0.11%             0.15%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)                             $702,274          $339,105





* Computed on an annualized basis.
(a) Reflects operations for the period from August 1, 1994 (date of initial public investment) to July 31, 1995. For the period from the effective date, July 5, 1994 to July 31, 1994, all net investment income was distributed to the Fund's adviser.
(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GOVERNMENT OBLIGATIONS FUND
PORTFOLIO OF INVESTMENTS

JULY 31, 1996



    PRINCIPAL
     AMOUNT                                                                                   VALUE
 SHORT-TERM OBLIGATIONS -- 42.8%
 $  16,500,000    Federal Farm Credit Bank Note -- 0.6%
                  5.60%, 6/3/1997                                                        $  16,480,595
    99,820,000 (a)Federal Home Loan Bank, Discount Notes -- 3.4%
                  5.334%-5.657%, 9/12/1996 - 12/24/1996                                     98,327,819
    35,000,000 (b)Federal Home Loan Bank, Floating Rate Note -- 1.2%
                  5.33%, 8/1/1996                                                           34,993,248
    28,000,000 (a)Federal Home Loan Mortgage Corp., Discount Note -- 1.0%
                  5.418%, 8/23/1996                                                         27,909,311
    30,000,000 (b)Federal Home Loan Mortgage Corp., Floating Rate Note -- 1.0%
                  5.56%, 8/6/1996                                                           29,959,826
    41,400,000    Federal National Mortgage Association Notes -- 1.4%
                  5.41%-5.91%, 8/19/1996 - 12/6/1996                                        41,385,190
   174,975,000 (a)Federal National Mortgage Association, Discount Notes -- 6.0%
                  5.25%-5.726%, 9/24/1996 - 1/21/1997                                      171,861,115
   180,000,000 (b)Federal National Mortgage Association, Floating Rate Notes -- 6.2%
                  5.305%-5.67%, 8/1/1996 - 8/6/1996                                        179,898,964
    13,500,000    Student Loan Marketing Association Notes -- 0.5%
                  5.62%, 6/30/1997                                                          13,456,043
   150,355,000 (b)Student Loan Marketing Association, Floating Rate Notes -- 5.2%
                  5.40%-5.74%, 8/6/1996                                                    150,285,318
    77,575,000 (b)Housing Urban Development, Floating Rate Note -- 2.7%
                  5.825%, 8/1/1996                                                          77,575,000



   104,500,000 (a)U.S. Treasury Bills -- 3.5%
                  4.996%-5.248%, 9/19/1996 - 3/6/1997                                      102,736,076
   289,000,000    U.S. Treasury Notes -- 10.1%
                  6.50%-8.50%, 9/30/1996 - 4/15/1997                                       290,973,642
                     TOTAL SHORT-TERM OBLIGATIONS                                        1,235,842,147





GOVERNMENT OBLIGATIONS FUND



    PRINCIPAL
     AMOUNT                                                                                    VALUE
 (C)REPURCHASE AGREEMENTS -- 57.8%
 $  66,900,000    Bear, Stearns and Co., 5.69%, dated 7/31/1996, due 8/1/1996           $   66,900,000
   100,000,000    B.T. Securities Inc., 5.68%, dated 7/31/1996, due 8/1/1996               100,000,000
    60,000,000    CIBC Wood Gundy, 5.69%, dated 7/31/1996, due 8/1/1996                     60,000,000
    35,000,000    Deutsche Morgan Grenfel, 5.70%, dated 7/31/1996, due 8/1/1996             35,000,000
   303,800,000    Goldman Sachs & Co., LP, 5.80%, dated 7/31/1996, due 8/1/1996            303,800,000
   115,000,000    Merrill Lynch Government Securities, 5.72%, dated 7/31/1996,
                  due 8/1/1996                                                             115,000,000
    80,000,000    Morgan Stanley & Co., Inc., 5.70%, dated 7/31/1996, due 8/1/1996          80,000,000
   145,000,000    Nikko Securities, 5.72%, dated 7/31/1996, due 8/1/1996                   145,000,000
   145,000,000    Nomura Securities International, Inc., 5.72%, dated 7/31/1996,
                  due 8/1/1996                                                             145,000,000
    80,000,000    SBC Capital Markets, 5.70%, dated 7/31/1996, due 8/1/1996                 80,000,000
   145,000,000    UBS Securities, Inc., 5.70%, dated 7/31/1996, due 8/1/1996               145,000,000
    81,000,000 (d)CS First Boston, Inc., 5.40%, dated 7/10/1996, due 9/9/1996               81,000,000
    93,000,000 (d)Goldman Sachs & Co., LP, 5.30%, dated 7/10/1996, due 8/12/1996            93,000,000
    62,000,000 (d)Lehman Brothers Government Securities, 5.43%, dated 6/12/1996,
                  due 9/11/1996                                                             62,000,000
    30,000,000 (d)Merrill Lynch Government Securities, 5.43%, dated 6/13/1996,
                  due 9/11/1996                                                             30,000,000
    65,000,000 (d)Morgan Stanley & Co., 5.315%, dated 7/16/1996, due 8/20/1996              65,000,000
    60,000,000 (d)SBC Capital Markets, 5.32%, dated 7/16/1996, due 8/20/1996                60,000,000
                    TOTAL REPURCHASE AGREEMENTS                                          1,666,700,000



                    TOTAL INVESTMENTS (AT AMORTIZED COST)(E)                            $2,902,542,147





(a) Each issue shows the rate of discount at the time of purchase.
(b) Floating rate note with current rate and next reset date shown.
(c) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.
(d) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days if the creditworthiness of the issuer is downgraded.
(e) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($2,885,272,914) at July 31, 1996.

The following acronym is used throughout this portfolio:

LP -- Limited Partnership

(See Notes which are an integral part of the Financial Statements)

GOVERNMENT OBLIGATIONS FUND
STATEMENT OF ASSETS AND LIABILITIES

JULY 31, 1996



 ASSETS:
  Investments in repurchase agreements                                      $ 1,666,700,000
  Investments in securities                                                   1,235,842,147
  Total investments in securities, at amortized cost and value                                    $ 2,902,542,147
  Cash                                                                                                     97,499
  Income receivable                                                                                    12,266,517
  Receivable for shares sold                                                                              752,707
    Total assets                                                                                    2,915,658,870
 LIABILITIES:
  Payable for investments purchased                                              20,929,898
  Payable for shares redeemed                                                        46,812
  Income distribution payable                                                     8,840,005
  Accrued expenses                                                                  569,241
    Total liabilities                                                                                  30,385,956
 NET ASSETS for 2,885,272,914 shares outstanding                                                 $ 2,885,272,914
 NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $2,182,998,556 \ 2,182,998,556 shares outstanding                                                         $1.00
 INSTITUTIONAL SERVICE SHARES:
 $702,274,358 \ 702,274,358 shares outstanding                                                             $1.00





(See Notes which are an integral part of the Financial Statements)

GOVERNMENT OBLIGATIONS FUND
STATEMENT OF OPERATIONS

YEAR ENDED JULY 31, 1996



 INVESTMENT INCOME:
 Interest                                                                                                  $141,959,876
 EXPENSES:
 Investment advisory fee                                                                  $  5,061,781
 Administrative personnel and services fee                                                   1,914,143
 Custodian fees                                                                                225,502
 Transfer and dividend disbursing agent fees and expenses                                      166,025
 Directors'/Trustees' fees                                                                      31,634
 Auditing fees                                                                                  13,159
 Legal fees                                                                                     15,034
 Portfolio accounting fees                                                                     227,816
 Shareholder services fee -- Institutional Shares                                            5,006,340
 Shareholder services fee -- Institutional Service Shares                                    1,320,890
 Share registration costs                                                                      269,109
 Printing and postage                                                                           18,501
 Insurance premiums                                                                             29,999
 Taxes                                                                                          16,411
 Miscellaneous                                                                                  11,523
   Total expenses                                                                           14,327,867
 Waivers --
   Waiver of investment advisory fee                                    $(2,827,496)
   Waiver of shareholder services fee -- Institutional Shares            (5,006,340)
     Total waivers                                                                          (7,833,836)
       Net expenses                                                                                           6,494,031
         Net investment income                                                                             $135,465,845





(See Notes which are an integral part of the Financial Statements)

GOVERNMENT OBLIGATIONS FUND
STATEMENT OF CHANGES IN NET ASSETS



                                                                                  YEAR ENDED JULY 31,
                                                                               1996                1995
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS --
 Net investment income                                                   $   135,465,845     $    79,342,312
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income
   Institutional Shares                                                     (108,299,075)        (71,018,165)
   Institutional Service Shares                                              (27,166,770)         (8,324,147)
   Change in net assets resulting from distributions to
   shareholders                                                             (135,465,845)        (79,342,312)
 SHARE TRANSACTIONS --
 Proceeds from sale of shares                                             14,537,344,438       8,123,000,879
 Net asset value of shares issued to shareholders in payment of
 distributions declared                                                       39,437,151          19,779,451
 Cost of shares redeemed                                                 (13,957,129,903)     (6,641,037,966)
   Change in net assets resulting from share transactions                    619,651,686       1,501,742,364
    Change in net assets                                                     619,651,686       1,501,742,364
 NET ASSETS:
 Beginning of period                                                       2,265,621,228         763,878,864
 End of period                                                           $ 2,885,272,914     $ 2,265,621,228





(See Notes which are an integral part of the Financial Statements)

GOVERNMENT OBLIGATIONS FUND
NOTES TO FINANCIAL STATEMENTS

JULY 31, 1996

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Government Obligations Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal.

The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

   INVESTMENT VALUATIONS -- The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

   REPURCHASE AGREEMENTS -- It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

   The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

   INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.



   FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

GOVERNMENT OBLIGATIONS FUND

   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

   USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

   OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At July 31, 1996, capital paid-in aggregated



$2,885,272,914. Transactions in shares were as follows:



                                                                                  YEAR ENDED JULY 31,
 INSTITUTIONAL SHARES                                                          1996                 1995
 Shares sold                                                              11,676,332,015       7,200,004,553
 Shares issued to shareholders in payment of distributions declared           27,600,308          16,152,849
 Shares redeemed                                                         (11,447,449,600)     (6,053,520,182)
   Net change resulting from Institutional Share transactions                256,482,723       1,162,637,220
                                                                                  YEAR ENDED JULY 31,
 INSTITUTIONAL SERVICE SHARES                                                  1996               1995(A)
 Shares sold                                                               2,861,012,423         922,996,326
 Shares issued to shareholders in payment of distributions declared           11,836,843           3,626,602
 Shares redeemed                                                          (2,509,680,303)       (587,517,784)
   Net change resulting from Institutional Service Share transactions        363,168,963         339,105,144
   Net change resulting from share transactions                              619,651,686       1,501,742,364





(a) Reflects operations for the period from August 1, 1994 (date of initial public investment) to July 31, 1995.

GOVERNMENT OBLIGATIONS FUND

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   INVESTMENT ADVISORY FEE -- Federated Management, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

   ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

   SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

   TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

   PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

   GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees of MONEY MARKET OBLIGATIONS TRUST
(Government Obligations Fund):

We have audited the accompanying statement of assets and liabilities of Government Obligations Fund (an investment portfolio of Money Market Obligations Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of July 31, 1996, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government Obligations Fund (an investment portfolio of Money Market Obligations Trust) as of July 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                        ARTHUR ANDERSEN LLP



Pittsburgh, Pennsylvania
August 20, 1996

ADDRESSES



Government Obligations Fund
               Institutional Shares            Federated Investors Tower
                                               Pittsburgh, PA 15222-3779

Distributor
               Federated Securities Corp.      Federated Investors Tower
                                               Pittsburgh, PA 15222-3779

Investment Adviser
               Federated Management            Federated Investors Tower
               Pittsburgh, PA 15222-3779

Custodian
               State Street Bank and           c/o Federated Services Company
               Trust Company                   P.O. Box 8600
                                               Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
               Federated Shareholder           P.O. Box 8600
               Services Company                Boston, MA 02266-8600

Independent Public Accountants
               Arthur Andersen LLP             2100 One PPG Place
                                               Pittsburgh, PA 15222





GOVERNMENT
OBLIGATIONS FUND

(A PORTFOLIO OF MONEY MARKET
OBLIGATIONS TRUST)

INSTITUTIONAL SHARES

PROSPECTUS


A Portfolio of
Money Market Obligations Trust,
an Open-End Management
Investment Company

Prospectus dated September 30, 1996

Federated Investors
<Graphic>
Federated Investors Tower
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.
<Graphic>




Cusip 60934N104
G01066-01 (9/96)





GOVERNMENT OBLIGATIONS TAX-MANAGED FUND
(A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST)
INSTITUTIONAL SHARES

PROSPECTUS


The Institutional Shares of Government Obligations Tax-Managed Fund (the "Fund") offered by this prospectus represent interests in a portfolio of Money Market Obligations Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests in short-term U.S. government securities to provide current income consistent with stability of principal and liquidity. The Fund's investment strategy is intended to enable the Fund to provide shareholders with dividends that are exempt from state and local income taxation to the extent permissible by federal and state law. Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR



GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated September 30, 1996, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov.).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




Prospectus dated September 30, 1996

TABLE OF CONTENTS



SUMMARY OF FUND EXPENSES                             1

FINANCIAL HIGHLIGHTS --
  INSTITUTIONAL SHARES                               2

GENERAL INFORMATION                                  3

INVESTMENT INFORMATION                               3
  Investment Objective                               3
  Investment Policies                                3
  Investment Limitations                             4

TRUST INFORMATION                                    5
  Management of the Trust                            5
  Distribution of Institutional Shares               6
  Administration of the Fund                         6

NET ASSET VALUE                                      6

HOW TO PURCHASE SHARES                               7

HOW TO REDEEM SHARES                                 8
ACCOUNT AND SHARE INFORMATION                        9
TAX INFORMATION                                      9
  Federal Income Tax                                 9
  State and Local Taxes                             10




OTHER CLASSES OF SHARES                             10

PERFORMANCE INFORMATION                             10

FINANCIAL HIGHLIGHTS --
  INSTITUTIONAL SERVICE SHARES                      11

FINANCIAL STATEMENTS                                12

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS            19

ADDRESSES                                           20






SUMMARY OF FUND EXPENSES

                                                    INSTITUTIONAL SHARES
                                               SHAREHOLDER TRANSACTION EXPENSES



 Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)                              None
 Maximum Sales Charge Imposed on Reinvested Dividends
   (as a percentage of offering price)                                                                      None
 Contingent Deferred Sales Charge (as a percentage of original purchase price or
  redemption proceeds, as applicable)                                                                       None
 Redemption Fee (as a percentage of amount redeemed, if applicable)                                         None
 Exchange Fee                                                                                               None




                                      ANNUAL OPERATING EXPENSES
                              (As a percentage of average net assets)




 Management Fee (after waiver)(1)                                                                          0.01%
 12b-1 Fee                                                                                                  None
 Total Other Expenses                                                                                      0.16%
  Shareholder Services Fee (after waiver)(2)                                                      0.00%
    Total Operating Expenses(3)                                                                            0.17%





(1) The management fee has been reduced to reflect the voluntary waiver of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.20%.

(2) The shareholder services fee has been reduced to reflect the voluntary waiver of the shareholder services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.
(3) The total operating expenses would have been 0.61% absent the voluntary waivers of the management fee and a portion of the shareholder services fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "How to Purchase Shares" and "Trust Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.



EXAMPLE                                                1 YEAR     3 YEARS      5 YEARS      10 YEARS
You would pay the following expenses on a $1,000
investment, assuming (1) 5% annual return and
(2) redemption at the end of each time period            $2          $5           $10          $22





THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


GOVERNMENT OBLIGATIONS TAX-MANAGED FUND
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 19.



                                                                                  YEAR ENDED
                                                                                   JULY 31,
                                                                            1996               1995(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                                      $ 1.00             $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                                     0.05               0.01
 LESS DISTRIBUTIONS
   Distributions from net investment income                                 (0.05)             (0.01)
 NET ASSET VALUE, END OF PERIOD                                            $ 1.00             $ 1.00
 TOTAL RETURN(B)                                                             5.50%              0.94%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                                                 0.17%               0.20%*
   Net investment income                                                    5.28%               5.78%*
   Expense waiver/reimbursement(c)                                          0.44%               0.65%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)                              $199,243              $3,070





* Computed on an annualized basis.
(a) Reflects operations for the period from June 2, 1995 (date of initial public investment) to July 31, 1995.
(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated October 3, 1988. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees has established two classes of shares known as Institutional Shares and Institutional Service Shares. This prospectus relates only to Institutional Shares of the Fund, which are designed primarily for entities holding shares in an agency or fiduciary capacity, financial institutions, financial intermediaries, and institutional investors as a convenient means of accumulating an interest in a professionally managed, diversified portfolio investing only in short-term U.S. government securities. A minimum initial investment of $1,000,000 is required.




The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing only in a portfolio of U.S. government securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

The Fund will limit its investments to investments which, if owned directly, pay interest exempt from state personal income tax. Therefore, dividends paid by the Fund may be exempt from state personal income tax.

ACCEPTABLE INVESTMENTS. The Fund invests only in U.S. government securities. These instruments are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. These securities include, but are not limited to:

* direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;

* notes, bonds, and discount notes issued or guaranteed by U.S. government agencies and instrumentalities, supported by the full faith and credit of the United States; and

* notes, bonds, and discount notes of other U.S. government agencies or instrumentalities which receive or have access to Federal funding.

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These instrumentalities are supported by:

* the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;

* discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or




* the credit of the agency or instrumentality.

AGENCY MASTER DEMAND NOTES. The Fund may enter into master demand notes with various federal agencies and instrumentalities. Under a master demand note, the Fund has the right to increase or decrease the amount of the note on a daily basis within specified maximum and minimum amounts. Master demand notes also normally provide for full or partial repayment upon seven or more days notice by either the Fund or the borrower and bear interest at a variable rate. The Fund relies on master demand notes, in part, to provide daily liquidity. To the extent that the Fund cannot obtain liquidity through master demand notes, it may be required to maintain a larger cash position, invest more assets in securities with current maturities or dispose of assets at a gain or loss to maintain sufficient liquidity.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

INVESTMENT LIMITATIONS

The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow money and engage in reverse repurchase transactions in amounts up to one-third of the value of its total assets and pledge assets to secure such borrowings.

The above investment limitation cannot be changed without shareholder approval. The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Fund will not invest more than 10% of its net assets in illiquid securities.

TRUST INFORMATION

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Administrative Services, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

   ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .20% of the Fund's average daily net assets. The adviser has undertaken to reimburse the Fund up to the amount of the advisory fee for operating expenses in excess of limitations established by certain states. Also, the adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

   ADVISER'S BACKGROUND. Federated Administrative Services, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son,
   J. Christopher Donahue, who is President and Trustee of Federated Investors.

   Federated Administrative Services and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF INSTITUTIONAL SHARES

Federated Securities Corp. is the principal distributor for Institutional Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated



Investors.

State securities laws may require certain financial institutions such as depository institutions to register as dealers.

SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25% of the average daily net asset value of Fund shares, computed at an annual rate, to obtain certain personal services for shareholders and provide maintenance of shareholder accounts ("shareholder services"). From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily.

Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate as which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:



                             AVERAGE AGGREGATE
MAXIMUM FEE                  DAILY NET ASSETS

    .15%                on the first $250 million
    .125%               on the next $250 million
    .10%                on the next $250 million
   .075%           on assets in excess of $750 million






The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.


NET ASSET VALUE

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Institutional Shares from the value of Fund assets attributable to Institutional Shares, and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 4:00 p.m., (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

HOW TO PURCHASE SHARES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock



Exchange is open for business. Shares may be purchased either by wire or by check. The Fund reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone. The minimum initial investment is $1,000,000. However, an account may be opened with a smaller amount as long as the minimum is reached within one year of opening the account. Minimum investments will be calculated by combining all accounts maintained with the Fund. Financial institutions may impose different minimum investment requirements on their customers.

PURCHASING SHARES BY WIRE. Shares may be purchased by Federal Reserve wire by calling the Fund before 1:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to:
Government Obligations Tax-Managed Fund -- Institutional Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK. Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA
02266-8600. The check should be made payable to Government Obligations



Tax-Managed Fund -- Institutional Shares. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

INVEST-BY-PHONE. Once an account has been opened, a shareholder may use invest-by-phone for investments if an authorization form has been filed with Federated Shareholder Services Company, the transfer agent for shares of the Fund. Approximately two weeks after sending the form to Federated Shareholder Services Company, the shareholder may call Federated Shareholder Services Company to purchase shares. Federated Shareholder Services Company will send a request for monies to the shareholder's commercial bank, savings bank, or credit union ("bank") via the Automated Clearing House. The shareholder's bank, which must be an Automated Clearing House member, will then forward the monies to Federated Shareholder Services Company. The purchase is normally entered the next business day after the initial phone request. For further information and an application, call the Fund.

SUBACCOUNTING SERVICES. Financial institutions are encouraged to open single master accounts. A subaccounting system is available through the transfer agent to minimize internal recordkeeping requirements. The transfer agent charges a fee based on the level of subaccounting services rendered. Financial institutions may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services provided which may be related to the ownership of Fund shares. This prospectus should, therefore, be read together with any agreement between the customer and the financial institution with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed. State securities laws may require certain financial institutions such as depository institutions to register as dealers.

HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 1:00 p.m. (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal



Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

ACCOUNT AND SHARE INFORMATION

DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Shareholder Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.

ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account, except accounts maintained by retirement plans, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,000,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS. Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.


TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

STATE AND LOCAL TAXES

In the opinion of Houston, Houston, & Donnelly, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.

The Fund will limit its investments to those which, if owned directly, pay interest exempt from state personal income tax. However, under the laws of some states, the net investment income distributed by the Fund may be taxable to shareholders. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

OTHER CLASSES OF SHARES

The Fund also offers other classes. Institutional Service Shares are sold at net asset value primarily to financial institutions, financial intermediaries and institutional investors, and are subject to a minimum initial investment of $1,000,000.




All classes are subject to certain of the same expenses.

Institutional Service Shares are distributed with no 12b-1 fees, but are subject to shareholder services fees.

Expense differences between classes may affect the performance of each class.

To obtain more information and a prospectus for any other class, investors may call 1-800-341-7400.

PERFORMANCE INFORMATION

From time to time, the Fund advertises its yield, and effective yield. The performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.


GOVERNMENT OBLIGATIONS TAX-MANAGED FUND
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SERVICE SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 19.



                                                                                YEAR ENDED
                                                                                  JULY 31,
                                                                           1996              1995(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                                    $ 1.00             $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                                   0.05               0.01
 LESS DISTRIBUTIONS
   Distributions from net investment income                               (0.05)             (0.01)
 NET ASSET VALUE, END OF PERIOD                                          $ 1.00             $ 1.00
 TOTAL RETURN(B)                                                           5.23%              0.95%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                                                0.42%              0.45%*
   Net investment income                                                   5.00%              5.55%*
   Expense waiver/reimbursement(c)                                         0.19%              0.40%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)                             $332,698            $76,165





  * Computed on an annualized basis.
(a) Reflects operations for the period from May 30, 1995 (date of initial public investment) to July 31, 1995.
(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GOVERNMENT OBLIGATIONS TAX-MANAGED FUND
PORTFOLIO OF INVESTMENTS

JULY 31, 1996



  PRINCIPAL
   AMOUNT                                                                                      VALUE
 GOVERNMENT AGENCIES -- 94.7%
 $ 4,000,000    Federal Farm Credit Bank Notes, 5.40%-5.60%, 12/2/1996-6/3/1997             $  3,995,915
  24,900,000 (a)Federal Farm Credit Bank, Discount Notes, 5.29%-5.36%,
                8/9/1996-9/13/1996                                                            24,845,992
   9,000,000 (b)Federal Farm Credit Bank, Floating Rate Notes, 5.32%, 8/1/1996                 8,993,010
 300,730,000 (a)Federal Home Loan Bank, Discount Notes, 5.33%-5.72%,
                8/1/1996-1/22/1997                                                           299,239,458
  21,600,000 (b)Federal Home Loan Bank, Floating Rate Notes, 5.27%-5.33%,
                8/1/1996-8/23/1996                                                            21,583,910
   2,500,000    Student Loan Marketing Association, 5.62%, 6/30/1997                           2,491,860
  15,000,000 (a)Student Loan Marketing Association, Discount Notes, 5.50%,
                9/30/1996                                                                     14,866,125
  56,565,000 (b)Student Loan Marketing Association, Floating Rate Notes,
                5.40%-5.69%, 8/6/1996                                                         56,516,451
  51,000,000 (b)Student Loan Marketing Association, Floating Rate Master Notes,
                5.39%, 8/6/1996                                                               51,000,000
  20,000,000 (a)Tennessee Valley Authority, Discount Note, 5.33%, 8/7/1996                    19,982,533
                  TOTAL GOVERNMENT AGENCIES                                                  503,515,254
 U.S. TREASURY OBLIGATIONS -- 9.5%
                U.S. TREASURY BILLS -- 2.4%
     13,000,000 (a)5.00%-5.10%, 9/19/1996-11/14/1996                                          12,846,865
                U.S. TREASURY NOTES -- 7.1%
  37,750,000    6.50%-8.00%, 9/30/1996-3/31/1997                                              37,953,240



                  TOTAL U.S. TREASURY OBLIGATIONS                                             50,800,105
                  TOTAL INVESTMENTS (AT AMORTIZED COST)(C)                                  $554,315,359





(a) The issue shows the rate of discount at time of purchase.
(b) Current rate and next reset date shown.
(c) Also represents cost for federal tax purposes.
Note: The categories of investments are shown as a percentage of net assets
      ($531,940,498) at July 31, 1996.

(See Notes which are an integral part of the Financial Statements)

GOVERNMENT OBLIGATIONS TAX-MANAGED FUND
STATEMENT OF ASSETS AND LIABILITIES

JULY 31, 1996



 ASSETS:
 Total investments in securities, at amortized cost and value                                   $554,315,359
 Cash                                                                                                388,596
 Income receivable                                                                                 1,646,780
 Deferred expenses                                                                                   129,605
   Total assets                                                                                  556,480,340
 LIABILITIES:
 Payable for investments purchased                                             $ 22,505,304
 Income distribution payable                                                      1,764,278
 Accrued expenses                                                                   270,260
   Total liabilities                                                                              24,539,842
 NET ASSETS for 531,940,498 shares outstanding                                                  $531,940,498
 NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $199,242,851 \ 199,242,851 shares outstanding                                                         $1.00
 INSTITUTIONAL SERVICE SHARES:
 $332,697,647 \ 332,697,647 shares outstanding                                                         $1.00





(See Notes which are an integral part of the Financial Statements)

GOVERNMENT OBLIGATIONS TAX-MANAGED FUND
STATEMENT OF OPERATIONS

YEAR ENDED JULY 31, 1996



 INVESTMENT INCOME:
 Interest                                                                                           $18,814,183
 EXPENSES:
 Investment advisory fee                                                             $  692,278
 Administrative personnel and services fee                                              261,681
 Custodian fees                                                                          63,863
 Transfer and dividend disbursing agent fees and expenses                                40,487
 Directors'/Trustees' fees                                                                2,277
 Auditing fees                                                                            8,581
 Legal fees                                                                               2,141
 Portfolio accounting fees                                                               86,999
 Shareholder services fee -- Institutional Shares                                       315,936
 Shareholder services fee -- Institutional Service Shares                               549,412
 Share registration costs                                                                69,893
 Printing and postage                                                                    25,071
 Insurance premiums                                                                       4,979
 Taxes                                                                                      175
 Miscellaneous                                                                            6,291
   Total expenses                                                                     2,130,064
 Waivers --
   Waiver of investment advisory fee                                 $(664,948)
   Waiver of shareholder services fee -- Institutional Shares         (315,936)
     Total waivers                                                                     (980,884)
       Net expenses                                                                                   1,149,180
         Net investment income                                                                      $17,665,003





(See Notes which are an integral part of the Financial Statements)

GOVERNMENT OBLIGATIONS TAX-MANAGED FUND
STATEMENT OF CHANGES IN NET ASSETS



                                                                                   YEAR ENDED JULY 31,
                                                                                 1996              1995(A)
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS --
 Net investment income                                                      $   17,665,003       $  679,985
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income:
   Institutional Shares                                                         (6,666,528)         (22,005)
   Institutional Service Shares                                                (10,998,475)        (657,980)
   Change in net assets resulting from distributions to shareholders           (17,665,003)        (679,985)
 SHARE TRANSACTIONS --
 Proceeds from sale of shares                                                1,393,097,071       95,754,802
 Net asset value of shares issued to shareholders in payment of
 distributions declared                                                          2,785,115          304,922
 Cost of shares redeemed                                                      (943,176,795)     (16,824,617)
   Change in net assets resulting from share transactions                      452,705,391       79,235,107
     Change in net assets                                                      452,705,391       79,235,107
 NET ASSETS:
 Beginning of period                                                            79,235,107           --
 End of period                                                              $  531,940,498     $ 79,235,107





(a) For the period from May 30, 1995 (date of initial public investment) to July 31, 1995.

(See Notes which are an integral part of the Financial Statements)

GOVERNMENT OBLIGATIONS TAX-MANAGED FUND
NOTES TO FINANCIAL STATEMENTS

JULY 31, 1996

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Government Obligations Tax-Managed Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

The Fund offers two classes of shares; Institutional Shares and Institutional Service Shares.



2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

   INVESTMENT VALUATIONS -- The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

   INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

   FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.



   DEFERRED EXPENSES -- The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method over a period of five years from the Fund's commencement date.

   USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

   OTHER -- Investment transactions are accounted for on the trade date.

GOVERNMENT OBLIGATIONS TAX-MANAGED FUND

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At July 31, 1996, capital paid-in aggregated $531,940,498. Transactions in shares were as follows:



                                                                                          YEAR ENDED JULY 31,
 INSTITUTIONAL SHARES                                                                    1996          1995(A)
 Shares sold                                                                         570,331,953      4,997,518
 Shares issued to shareholders in payment of distributions declared                    2,591,398              2
 Shares redeemed                                                                    (376,750,642)    (1,927,378)
   Net change resulting from Institutional Shares transactions                       196,172,709      3,070,142





 (a) For the period from June 2, 1995 (date of initial public investment) to July 31, 1995.



                                                                                          YEAR ENDED JULY 31,
 INSTITUTIONAL SERVICE SHARES                                                           1996            1995(B)
 Shares sold                                                                         822,765,118     90,757,284
 Shares issued to shareholders in payment of distributions declared                      193,717        304,920
 Shares redeemed                                                                    (566,426,153)   (14,897,239)
   Net change resulting from Institutional Service Shares transactions               256,532,682     76,164,965
   Net change resulting from share transactions                                      452,705,391     79,235,107





(b) For the period from May 30, 1995 (date of initial public investment) to July 31, 1995.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   INVESTMENT ADVISORY FEE -- Federated Administrative Services, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

   ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

GOVERNMENT OBLIGATIONS TAX-MANAGED FUND

   SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

   TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

   PORTFOLIO ACCOUNTING FEES -- Fserv also maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

   ORGANIZATIONAL EXPENSES -- Organizational expenses of $26,061 were borne initially by the Adviser. The Fund has agreed to reimburse the Adviser for the organizational expenses during the five year period following effective date. For the period ended July 31, 1996, the Fund paid $2,027 pursuant to this agreement.

   GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees of MONEY MARKET OBLIGATIONS TRUST



(Government Obligations Tax-Managed Fund)

We have audited the accompanying statement of assets and liabilities of Government Obligations Tax- Managed Fund (an investment portfolio of Money Market Obligations Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of July 31, 1996, the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for the year then ended and for the period from May 30, 1995 (date of initial public investment) to July 31, 1995. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of



Government Obligations Tax-Managed Fund (an investment portfolio of Money Market Obligations Trust) as of July 31, 1996, the results of its operations for the year then ended, the changes in its net assets and its financial highlights for the year then ended and for the period from May 30, 1995 (date of initial public investment) to July 31, 1995, in conformity with generally accepted accounting principles.

                                                        ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
August 20, 1996

ADDRESSES



Government Obligations Tax-Managed Fund
      Institutional Shares               Federated Investors Tower
                                         Pittsburgh, PA 15222-3779

Distributor
      Federated Securities Corp.         Federated Investors Tower
                                         Pittsburgh, PA 15222-3779

Investment Adviser
      Federated Administrative Services  Federated Investors Tower
                                         Pittsburgh, PA 15222-3779

Custodian
      State Street Bank and              c/o Federated Services Company
      Trust Company                      P.O. Box 8600
                                         Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
      Federated Shareholder              P.O. Box 8600
      Services Company                   Boston, MA 02266-8600

Independent Public Accountants
      Arthur Andersen LLP                2100 One PPG Place
                                         Pittsburgh, PA 15222





GOVERNMENT OBLIGATIONS
TAX-MANAGED FUND

(A PORTFOLIO OF MONEY MARKET
OBLIGATIONS TRUST)

INSTITUTIONAL SHARES
PROSPECTUS

A Portfolio of
Money Market Obligations Trust,
an Open-End Management
Investment Company

Prospectus dated September 30, 1996

Federated Investors
<Graphic>
Federated Investors Tower
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.
<Graphic>

Cusip 60934N856



G01140-01 (9/96)





GOVERNMENT OBLIGATIONS TAX-MANAGED FUND

(A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST)
INSTITUTIONAL SERVICE SHARES

PROSPECTUS


The Institutional Service Shares of Government Obligations Tax-Managed Fund (the "Fund") offered by this prospectus represent interests in a portfolio of Money Market Obligations Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests in short-term U.S. government securities to provide current income consistent with stability of principal and liquidity. The Fund's investment strategy is intended to enable the Fund to provide shareholders with dividends that are exempt from state and local income taxation to the extent permissible by federal and state law. Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE



CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated September 30, 1996, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov.).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



Prospectus dated September 30, 1996

TABLE OF CONTENTS



SUMMARY OF FUND EXPENSES                              1

FINANCIAL HIGHLIGHTS --
INSTITUTIONAL SERVICE SHARES                          2

GENERAL INFORMATION                                   3

INVESTMENT INFORMATION                                3
  Investment Objective                                3
  Investment Policies                                 3
  Investment Limitations                              4

TRUST INFORMATION                                     5
  Management of the Trust                             5
  Distribution of Institutional Service Shares        6
  Administration of the Fund                          6

NET ASSET VALUE                                       6

HOW TO PURCHASE SHARES                                7

HOW TO REDEEM SHARES                                  8

ACCOUNT AND SHARE INFORMATION                         9

TAX INFORMATION                                       9



  Federal Income Tax                                  9
  State and Local Taxes                              10

OTHER CLASSES OF SHARES                              10

PERFORMANCE INFORMATION                              10

FINANCIAL HIGHLIGHTS --
INSTITUTIONAL SHARES                                 11

FINANCIAL STATEMENTS                                 12

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS             19

ADDRESSES                                            20





SUMMARY OF FUND EXPENSES

                                INSTITUTIONAL SERVICE SHARES
                              SHAREHOLDER TRANSACTION EXPENSES



 Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)                       None
 Maximum Sales Charge Imposed on Reinvested Dividends
   (as a percentage of offering price)                                                               None
 Contingent Deferred Sales Charge (as a percentage of original purchase price or
   redemption proceeds, as applicable)                                                               None
 Redemption Fee (as a percentage of amount redeemed, if applicable)                                  None
 Exchange Fee                                                                                        None





                                   ANNUAL OPERATING EXPENSES
                           (As a percentage of average net assets)



 Management Fee (after waiver)(1)                                                                    0.01%
 12b-1 Fee                                                                                           None
 Total Other Expenses                                                                                0.41%
  Shareholder Services Fee                                                                0.25%
    Total Operating Expenses(2)                                                                      0.42%





(1) The management fee has been reduced to reflect the voluntary waiver of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.20%.
(2) The total operating expenses would have been 0.61% absent the voluntary waiver of the management fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Service Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "How to Purchase Shares" and "Trust Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.



EXAMPLE                                              1 YEAR  3 YEARS  5 YEARS  10 YEARS
You would pay the following expenses on a $1,000
investment, assuming (1) 5% annual return and
(2) redemption at the end of each time period         $4     $13      $24      $53





THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



GOVERNMENT OBLIGATIONS TAX-MANAGED FUND
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SERVICE SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page
19.



                                                                                         YEAR ENDED
                                                                                          JULY 31,
                                                                                   1996             1995(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                                             $ 1.00           $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                                            0.05             0.01
 LESS DISTRIBUTIONS
   Distributions from net investment income                                        (0.05)           (0.01)
 NET ASSET VALUE, END OF PERIOD                                                   $ 1.00           $ 1.00
 TOTAL RETURN(B)                                                                    5.23%            0.95%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                                                         0.42%            0.45%*
   Net investment income                                                            5.00%            5.55%*
   Expense waiver/reimbursement(c)                                                  0.19%            0.40%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)                                      $332,698          $76,165





  * Computed on an annualized basis.
(a) Reflects operations for the period from May 30, 1995 (date of initial public investment) to July 31, 1995.
(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated October 3, 1988. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees has established two classes of shares known as Institutional Service Shares and Institutional Shares. This prospectus relates only to Institutional Service Shares of the Fund, which are designed primarily for financial institutions, financial intermediaries, and institutional investors as a convenient means of accumulating an interest in a professionally managed, diversified portfolio investing only in short-term U.S. government securities. A minimum initial investment of $1,000,000 is required.



The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing only in a portfolio of U.S. government securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

The Fund will limit its investments to investments which, if owned directly, pay interest exempt from state personal income tax. Therefore, dividends paid by the Fund may be exempt from state personal income tax.




ACCEPTABLE INVESTMENTS. The Fund invests only in U.S. government securities. These instruments are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. These securities include, but are not limited to:

   * direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;

   * notes, bonds, and discount notes issued or guaranteed by U.S. government agencies and instrumentalities, supported by the full faith and credit of the United States; and

   * notes, bonds, and discount notes of other U.S. government agencies or instrumentalities which receive or have access to Federal funding.

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These instrumentalities are supported by:

   * the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;

   * discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or



   * the credit of the agency or instrumentality.

AGENCY MASTER DEMAND NOTES. The Fund may enter into master demand notes with various federal agencies and instrumentalities. Under a master demand note, the Fund has the right to increase or decrease the amount of the note on a daily basis within specified maximum and minimum amounts. Master demand notes also normally provide for full or partial repayment upon seven or more days notice by either the Fund or the borrower and bear interest at a variable rate. The Fund relies on master demand notes, in part, to provide daily liquidity. To the extent that the Fund cannot obtain liquidity through master demand notes, it may be required to maintain a larger cash position, invest more assets in securities with current maturities or dispose of assets at a gain or loss to maintain sufficient liquidity.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

INVESTMENT LIMITATIONS

The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow money and engage in reverse repurchase transactions in amounts up to one-third of the value of its total assets and pledge assets to secure such borrowings.

The above investment limitation cannot be changed without shareholder approval. The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Fund will not invest more than 10% of its net assets in illiquid securities.

TRUST INFORMATION

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An



Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Administrative Services, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

   ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .20% of the Fund's average daily net assets. The adviser has undertaken to reimburse the Fund up to the amount of the advisory fee for operating expenses in excess of limitations established by certain states. Also, the adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

   ADVISER'S BACKGROUND. Federated Administrative Services, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son,
   J. Christopher Donahue, who is President and Trustee of Federated Investors.

   Federated Administrative Services and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF INSTITUTIONAL SERVICE SHARES

Federated Securities Corp. is the principal distributor for Institutional Service Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.




State securities laws may require certain financial institutions such as depository institutions to register as dealers.

SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25% of the average daily net asset value of Fund shares, computed at an annual rate, to obtain certain personal services for shareholders and provide maintenance of shareholder accounts ("shareholder services"). From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily.

Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate as which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:



                    AVERAGE AGGREGATE
MAXIMUM FEE         DAILY NET ASSETS

  .15%          on the first $250 million
  .125%         on the next $250 million
  .10%          on the next $250 million
  .075%         on assets in excess of $750 million






The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.


NET ASSET VALUE

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Institutional Service Shares from the value of Fund assets attributable to Institutional Service Shares, and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 4:00 p.m., (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

HOW TO PURCHASE SHARES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock



Exchange is open for business. Shares may be purchased either by wire or by check. The Fund reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone. The minimum initial investment is $1,000,000. However, an account may be opened with a smaller amount as long as the minimum is reached within one year of opening the account. Minimum investments will be calculated by combining all accounts maintained with the Fund. Financial institutions may impose different minimum investment requirements on their customers.

PURCHASING SHARES BY WIRE. Shares may be purchased by Federal Reserve wire by calling the Fund before 1:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to:
Government Obligations Tax-Managed Fund -- Institutional Service Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK. Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA
02266-8600. The check should be made payable to Government Obligations



Tax-Managed Fund -- Institutional Service Shares. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

INVEST-BY-PHONE. Once an account has been opened, a shareholder may use invest-by-phone for investments if an authorization form has been filed with Federated Shareholder Services Company, the transfer agent for shares of the Fund. Approximately two weeks after sending the form to Federated Shareholder Services Company, the shareholder may call Federated Shareholder Services Company to purchase shares. Federated Shareholder Services Company will send a request for monies to the shareholder's commercial bank, savings bank, or credit union ("bank") via the Automated Clearing House. The shareholder's bank, which must be an Automated Clearing House member, will then forward the monies to Federated Shareholder Services Company. The purchase is normally entered the next business day after the initial phone request. For further information and an application, call the Fund.

SUBACCOUNTING SERVICES. Financial institutions are encouraged to open single master accounts. A subaccounting system is available through the transfer agent to minimize internal recordkeeping requirements. The transfer agent charges a fee based on the level of subaccounting services rendered. Financial institutions may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services provided which may be related to the ownership of Fund shares. This prospectus should, therefore, be read together with any agreement between the customer and the financial institution with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed. State securities laws may require certain financial institutions such as depository institutions to register as dealers.

HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 1:00 p.m. (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal



Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

ACCOUNT AND SHARE INFORMATION

DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Shareholder Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.

ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account, except accounts maintained by retirement plans, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,000,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS. Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.


TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

STATE AND LOCAL TAXES

In the opinion of Houston, Houston, & Donnelly, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.

The Fund will limit its investments to those which, if owned directly, pay interest exempt from state personal income tax. However, under the laws of some states, the net investment income distributed by the Fund may be taxable to shareholders. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

OTHER CLASSES OF SHARES

The Fund also offers other classes. Institutional Shares are sold at net asset value primarily to financial institutions, financial intermediaries, institutional investors, and entities holding shares in an agency or fiduciary capacity, and are subject to a minimum initial investment of



$1,000,000.

All classes are subject to certain of the same expenses.

Instutitional Shares are distributed with no 12b-1 fees, but are subject to shareholder services fees. Currently, Institutional Shares are not accruing shareholder services fees.

Expense differences between classes may affect the performance of each class.

To obtain more information and a prospectus for any other class, investors may call 1-800-341-7400.

PERFORMANCE INFORMATION

From time to time, the Fund advertises its yield, effective yield and total return. The performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.



Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

GOVERNMENT OBLIGATIONS TAX-MANAGED FUND
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page
19.



                                                                                       YEAR ENDED
                                                                                        JULY 31,
                                                                                 1996             1995(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                                            $ 1.00          $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                                           0.05            0.01
 LESS DISTRIBUTIONS
   Distributions from net investment income                                       (0.05)          (0.01)
 NET ASSET VALUE, END OF PERIOD                                                  $ 1.00          $ 1.00
 TOTAL RETURN(B)                                                                   5.50%           0.94%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                                                        0.17%           0.20%*
   Net investment income                                                           5.28%           5.78%*
   Expense waiver/reimbursement(c)                                                 0.44%           0.65%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)                                     $199,243          $3,070




  * Computed on an annualized basis.
(a) Reflects operations for the period from June 2, 1995 (date of initial public investment) to July 31, 1995.
(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GOVERNMENT OBLIGATIONS TAX-MANAGED FUND
PORTFOLIO OF INVESTMENTS

JULY 31, 1996



    PRINCIPAL
     AMOUNT                                                                                    VALUE
 GOVERNMENT AGENCIES -- 94.7%
 $  4,000,000    Federal Farm Credit Bank Notes, 5.40%-5.60%, 12/2/1996-6/3/1997           $  3,995,915
   24,900,000 (a)Federal Farm Credit Bank, Discount Notes, 5.29%-5.36%,
                 8/9/1996-9/13/1996                                                          24,845,992
    9,000,000 (b)Federal Farm Credit Bank, Floating Rate Notes, 5.32%, 8/1/1996               8,993,010
  300,730,000 (a)Federal Home Loan Bank, Discount Notes, 5.33%-5.72%,
                 8/1/1996-1/22/1997                                                         299,239,458
   21,600,000 (b)Federal Home Loan Bank, Floating Rate Notes, 5.27%-5.33%,
                 8/1/1996-8/23/1996                                                          21,583,910
    2,500,000    Student Loan Marketing Association, 5.62%, 6/30/1997                         2,491,860
   15,000,000 (a)Student Loan Marketing Association, Discount Notes, 5.50%,
                 9/30/1996                                                                   14,866,125
   56,565,000 (b)Student Loan Marketing Association, Floating Rate Notes,
                 5.40%-5.69%, 8/6/1996                                                       56,516,451
   51,000,000 (b)Student Loan Marketing Association, Floating Rate Master Notes,
                 5.39%, 8/6/1996                                                             51,000,000
   20,000,000 (a)Tennessee Valley Authority, Discount Note, 5.33%, 8/7/1996                  19,982,533
                   TOTAL GOVERNMENT AGENCIES                                                503,515,254
 U.S. TREASURY OBLIGATIONS -- 9.5%
                 U.S. TREASURY BILLS -- 2.4%
   13,000,000 (a)5.00%-5.10%, 9/19/1996-11/14/1996                                           12,846,865
                 U.S. TREASURY NOTES -- 7.1%
   37,750,000    6.50%-8.00%, 9/30/1996-3/31/1997                                            37,953,240



                   TOTAL U.S. TREASURY OBLIGATIONS                                           50,800,105
                   TOTAL INVESTMENTS (AT AMORTIZED COST)(C)                               $ 554,315,359





(a) The issue shows the rate of discount at time of purchase.
(b) Current rate and next reset date shown.
(c) Also represents cost for federal tax purposes.
Note: The categories of investments are shown as a percentage of net assets
     ($531,940,498) at July 31, 1996.

(See Notes which are an integral part of the Financial Statements)

GOVERNMENT OBLIGATIONS TAX-MANAGED FUND
STATEMENT OF ASSETS AND LIABILITIES

JULY 31, 1996



 ASSETS:
 Total investments in securities, at amortized cost and value                                $554,315,359
 Cash                                                                                             388,596
 Income receivable                                                                              1,646,780
 Deferred expenses                                                                                129,605
   Total assets                                                                               556,480,340
 LIABILITIES:
 Payable for investments purchased                                         $ 22,505,304
 Income distribution payable                                                  1,764,278
 Accrued expenses                                                               270,260
   Total liabilities                                                                           24,539,842
 NET ASSETS for 531,940,498 shares outstanding                                               $531,940,498
 NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $199,242,851 \ 199,242,851 shares outstanding                                                      $1.00
 INSTITUTIONAL SERVICE SHARES:
 $332,697,647 \ 332,697,647 shares outstanding                                                      $1.00





(See Notes which are an integral part of the Financial Statements)

GOVERNMENT OBLIGATIONS TAX-MANAGED FUND
STATEMENT OF OPERATIONS

YEAR ENDED JULY 31, 1996



 INVESTMENT INCOME:
 Interest                                                                                           $ 18,814,183
 EXPENSES:
 Investment advisory fee                                                           $   692,278
 Administrative personnel and services fee                                             261,681
 Custodian fees                                                                         63,863
 Transfer and dividend disbursing agent fees and expenses                               40,487
 Directors'/Trustees' fees                                                               2,277
 Auditing fees                                                                           8,581
 Legal fees                                                                              2,141
 Portfolio accounting fees                                                              86,999
 Shareholder services fee -- Institutional Shares                                      315,936
 Shareholder services fee -- Institutional Service Shares                              549,412
 Share registration costs                                                               69,893
 Printing and postage                                                                   25,071
 Insurance premiums                                                                      4,979
 Taxes                                                                                     175
 Miscellaneous                                                                           6,291
   Total expenses                                                                    2,130,064
 Waivers --
   Waiver of investment advisory fee                              $(664,948)
   Waiver of shareholder services fee -- Institutional Shares      (315,936)
     Total waivers                                                                    (980,884)
       Net expenses                                                                                    1,149,180
         Net investment income                                                                      $ 17,665,003





(See Notes which are an integral part of the Financial Statements)

GOVERNMENT OBLIGATIONS TAX-MANAGED FUND
STATEMENT OF CHANGES IN NET ASSETS



                                                                                        YEAR ENDED JULY 31,
                                                                                    1996              1995(A)
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS --
 Net investment income                                                        $   17,665,003       $    679,985
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income:
   Institutional Shares                                                           (6,666,528)           (22,005)
   Institutional Service Shares                                                  (10,998,475)          (657,980)
   Change in net assets resulting from distributions to shareholders             (17,665,003)          (679,985)
 SHARE TRANSACTIONS --
 Proceeds from sale of shares                                                  1,393,097,071         95,754,802
 Net asset value of shares issued to shareholders in payment of
 distributions declared                                                            2,785,115            304,922
 Cost of shares redeemed                                                        (943,176,795)       (16,824,617)
   Change in net assets resulting from share transactions                        452,705,391         79,235,107
     Change in net assets                                                        452,705,391         79,235,107
 NET ASSETS:
 Beginning of period                                                              79,235,107            --
 End of period                                                                $  531,940,498       $ 79,235,107




(a) For the period from May 30, 1995 (date of initial public investment) to July 31, 1995.

(See Notes which are an integral part of the Financial Statements)

GOVERNMENT OBLIGATIONS TAX-MANAGED FUND
NOTES TO FINANCIAL STATEMENTS

JULY 31, 1996

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Government Obligations Tax-Managed Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

The Fund offers two classes of shares; Institutional Shares and Institutional Service Shares.

2. SIGNIFICANT ACCOUNTING POLICIES




   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

   INVESTMENT VALUATIONS -- The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

   INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

   FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

   DEFERRED EXPENSES -- The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method over a period of five years from the Fund's commencement date.

   USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

   OTHER -- Investment transactions are accounted for on the trade date.

GOVERNMENT OBLIGATIONS TAX-MANAGED FUND

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At July 31, 1996, capital paid-in aggregated $531,940,498. Transactions in shares were as follows:

<caption

                                                                                         YEAR ENDED JULY 31,
 INSTITUTIONAL SHARES                                                                   1996          1995(A)
 Shares sold                                                                         570,331,953       4,997,518
 Shares issued to shareholders in payment of distributions declared                    2,591,398               2
 Shares redeemed                                                                    (376,750,642)     (1,927,378)
   Net change resulting from Institutional Shares transactions                       196,172,709       3,070,142



(a) For the period from June 2, 1995 (date of initial public investment) to July 31, 1995.



                                                                                      YEAR ENDED JULY 31,
 INSTITUTIONAL SERVICE SHARES                                                          1996          1995(B)
 Shares sold                                                                         822,765,118      90,757,284
 Shares issued to shareholders in payment of distributions declared                      193,717         304,920
 Shares redeemed                                                                    (566,426,153)    (14,897,239)
   Net change resulting from Institutional Service Shares transactions               256,532,682      76,164,965
   Net change resulting from share transactions                                      452,705,391      79,235,107


(b) For the period from May 30, 1995 (date of initial public investment) to July 31, 1995.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   INVESTMENT ADVISORY FEE -- Federated Administrative Services, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

   ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of



   Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

GOVERNMENT OBLIGATIONS TAX-MANAGED FUND

   SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

   TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

   PORTFOLIO ACCOUNTING FEES -- Fserv also maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

   ORGANIZATIONAL EXPENSES -- Organizational expenses of $26,061 were borne initially by the Adviser. The Fund has agreed to reimburse the Adviser for the organizational expenses during the five year period following effective date. For the period ended July 31, 1996, the Fund paid $2,027 pursuant to this agreement.

   GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
To the Shareholders and Board of Trustees of MONEY MARKET OBLIGATIONS TRUST

(Government Obligations Tax-Managed Fund)

We have audited the accompanying statement of assets and liabilities of Government Obligations Tax- Managed Fund (an investment portfolio of Money Market Obligations Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of July 31, 1996, the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for the year then ended and for the period from May 30, 1995 (date of initial public investment) to July 31, 1995. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government Obligations Tax-Managed Fund (an investment portfolio of Money Market Obligations Trust) as of July 31, 1996, the results of its operations for the year then ended, the changes in its net assets and its financial highlights for the year then ended and for the period from May 30, 1995 (date of initial public investment) to July 31, 1995, in conformity with generally accepted accounting principles.

                                                        ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
August 20, 1996

ADDRESSES

Government Obligations Tax-Managed Fund
             Institutional Service Shares        Federated Investors Tower
                                                 Pittsburgh, PA 15222-3779

Distributor



             Federated Securities Corp.          Federated Investors Tower
                                                 Pittsburgh, PA 15222-3779

Investment Adviser
             Federated Administrative Services   Federated Investors Tower
                                                 Pittsburgh, PA 15222-3779

Custodian
             State Street Bank and               c/o Federated Services Company
             Trust Company                       P.O. Box 8600
                                                 Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
             Federated Shareholder               P.O. Box 8600
             Services Company                    Boston, MA 02266-8600

Independent Public Accountants
             Arthur Andersen LLP                 2100 One PPG Place
                                                 Pittsburgh, PA 15222

GOVERNMENT OBLIGATIONS
TAX-MANAGED FUND

(A PORTFOLIO OF MONEY MARKET
OBLIGATIONS TRUST)

INSTITUTIONAL SERVICE SHARES



PROSPECTUS

A Portfolio of
Money Market Obligations Trust,
an Open-End Management
Investment Company

Prospectus dated September 30, 1996

Federated Investors
<Graphic>
Federated Investors Tower
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.
<Graphic>

Cusip 60934N849
      G01140-02 (9/96)

PRIME OBLIGATIONS FUND

(A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST)
INSTITUTIONAL SHARES

PROSPECTUS

The Institutional Shares of Prime Obligations Fund (the "Fund") offered by this prospectus represent interests in a portfolio of Money Market Obligations Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests in money market securities to provide current income consistent with stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated September 30, 1996, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov.).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated September 30, 1996
TABLE OF CONTENTS


 SUMMARY OF FUND EXPENSES                      1
 FINANCIAL HIGHLIGHTS --
  INSTITUTIONAL SHARES                         2
 GENERAL INFORMATION                           3
 INVESTMENT INFORMATION                        3
  Investment Objective                         3
  Investment Policies                          3
  Investment Risks                             6
  Investment Limitations                       6
 TRUST INFORMATION                             6
  Management of the Trust                      6
  Distribution of Institutional Shares         7
  Administration of the Fund                   8
 NET ASSET VALUE                               8
 HOW TO PURCHASE SHARES                        9
 HOW TO REDEEM SHARES                         10
 ACCOUNT AND SHARE INFORMATION                11
 TAX INFORMATION                              11
  Federal Income Tax                          11
  State and Local Taxes                       12
 OTHER CLASSES OF SHARES                      12
 PERFORMANCE INFORMATION                      12
 FINANCIAL HIGHLIGHTS --
  INSTITUTIONAL SERVICES SHARES               13
 FINANCIAL STATEMENTS                         14
 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
                                              32
 ADDRESSES                     Inside Back Cover



SUMMARY OF FUND EXPENSES


                            INSTITUTIONAL SHARES
                      SHAREHOLDER TRANSACTION EXPENSES

 Maximum Sales Load Imposed on Purchases (as a percentage of                       None
 offering price)
 Maximum Sales Load Imposed on Reinvested Dividends (as a percentage               None
 of offering price)
 Contingent Deferred Sales Charge (as a percentage of original purchase
     price or redemption proceeds, as applicable)                                  None
 Redemption Fee (as a percentage of amount redeemed, if                            None
 applicable)
 Exchange Fee                                                                      None

                            ANNUAL OPERATING EXPENSES
                      (As a percentage of average net assets)

 Management Fee (after waiver)(1)                                                 0.09%
 12b-1 Fee                                                                         None
 Total Other Expenses                                                             0.11%
     Shareholder Services Fee (after waiver)(2)                         0.00%
         Total Operating Expenses(3)                                              0.20%

(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.20%.

(2) The shareholder services fee has been reduced to reflect the voluntary waiver of the shareholder services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximun shareholder services fee is 0.25%

(3) The total operating expenses would have been 0.56% absent the voluntary waiver of a portion of the management fee and the shareholder services fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Trust Information" and "How to Purchase Shares." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
You would pay the following expenses on a $1,000
investment assuming (1) 5% annual return and
(2) redemption at the end of each time period         $2       $6       $11        $26


THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


PRIME OBLIGATIONS FUND
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 32.

                                                     YEAR ENDED JULY  31,
                          1996       1995         1994        1993        1992       1991     1990(A)

NET ASSET VALUE,
BEGINNING OF
PERIOD                  $ 1.00       $ 1.00       $ 1.00      $ 1.00     $ 1.00     $ 1.00    $ 1.00
 Income from
 investment
 operations
 Net investment
 income                   0.05         0.06         0.03        0.03       0.05       0.07      0.03
Less distributions
 Distributions
 from net
 investment income       (0.05)       (0.06)       (0.03)      (0.03)     (0.05)     (0.07)    (0.03)
NET ASSET VALUE,        $ 1.00       $ 1.00       $ 1.00      $ 1.00     $ 1.00     $ 1.00    $ 1.00
END OF PERIOD
Total return(b)           5.58%        5.65%        3.47%       3.25%      4.74%      7.30%     2.89%
Ratios to average
net assets
 Expenses                 0.20%        0.20%        0.20%       0.20%      0.20%      0.20%     0.20%*
 Net investment
 income                   5.43%        5.60%        3.47%       3.20%      4.53%      6.54%     8.21%*
 Expense waiver/
 reimbursement(c)         0.36%        0.38%        0.14%       0.09%      0.10%      0.24%     0.68%*
Supplemental data
 Net assets, end
 of period
 (000 omitted)      $3,032,602   $2,457,797   $1,250,979  $1,098,159   $917,418   $473,593   $34,777


 * Computed on an annualized basis.

(a) Reflects operations for the period from March 26, 1990 (date of initial public investment) to July 31, 1990.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated October 3, 1988. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees has established two classes of shares known as Institutional Shares and Institutional Service Shares. This prospectus relates only to Institutional Shares of the Fund, which are designed primarily for entities holding shares in an agency or fiduciary capacity, financial institutions, financial intermediaries and institutional investors as a convenient means of accumulating an interest in a professionally managed, portfolio investing in short-term money market securities. A minimum initial investment of $1,000,000 over a one year period is required.

The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is current income consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of money market securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund invests in high quality money market instruments that are either rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations ("NRSROs") or are of comparable quality to securities having such ratings. Examples of these instruments include, but are not limited to:

* domestic issues of corporate debt obligations, including variable rate demand notes;

* commercial paper (including Canadian Commercial Paper and Europaper);

* certificates of deposit, demand and time deposits, bankers' acceptances and other instruments of domestic and foreign banks and other deposit institutions ("Bank Instruments");

* short-term credit facilities;

* asset-backed securities;

* obligations issued or guaranteed as to payment of principal and interest by the U.S. government or one of its agencies or instrumentalities; and

* other money market instruments.

The Fund invests only in instruments denominated and payable in U.S.
dollars.

VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

BANK INSTRUMENTS. The Fund only invests in Bank Instruments either issued by an institution having capital, surplus and undivided profits over $100 million, or insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"). Bank Instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs") and Eurodollar Time Deposits ("ETDs"). The Fund will treat securities credit enhanced with a bank's letter of credit as Bank Instruments.

ASSET-BACKED SECURITIES. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may take the form of beneficial interests in special purpose trusts, limited partnership interests, or commercial paper or other debt securities issued by a special purpose corporation. Although the securities often have some form of credit or liquidity enhancement, payments on the securities depend predominantly upon collections of the loans and receivables held by the issuer.

SHORT-TERM CREDIT FACILITIES. The Fund may enter into, or acquire participations in, short-term borrowing arrangements with corporations, consisting of either a short-term revolving credit facility or a master note agreement payable upon demand. Under these arrangements, the borrower may reborrow funds during the term of the facility. The Fund treats any commitments to provide such advances as a standby commitment to purchase the borrower's notes.

REPURCHASE AGREEMENTS. Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price.

DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis, or both, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Fund's Trustees and will receive collateral at all times equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. However, the Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice.

The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933.
Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in
Section 4(2) commercial paper, thus providing liquidity. The Fund believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees of the Fund are quite liquid. The Fund intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the Fund's investment adviser, as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, the Fund intends to not subject such paper to the limitation applicable to restricted securities.

CONCENTRATION OF INVESTMENTS. The Fund may invest 25% or more of its total assets in commercial paper issued by finance companies. The finance companies in which the Fund intends to invest can be divided into two categories, commercial finance companies and consumer finance companies. Commercial finance companies are principally engaged in lending to corporations or other businesses. Consumer finance companies are primarily engaged in lending to individuals. Captive finance companies or finance subsidiaries which exist to facilitate the marketing and financial activities of their parent will, for purposes of industry concentration, be classified in the industry of their parent's corporation. In addition, the Fund may invest 25% or more of the value of its total assets in instruments issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment. Concentrating investments in one industry may subject the Fund to more risk than if it did not concentrate.

INVESTMENT RISKS

ECDs, ETDs, Yankee CDs, Canadian Commercial Paper, and Europaper are subject to different risks than domestic obligations of domestic banks or corporations. Examples of these risks include international economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing entity, and the possible impact of interruptions in the flow of international currency transactions. Risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping, and the public availability of information. These factors will be carefully considered by the Fund's adviser in selecting investments for the Fund.

INVESTMENT LIMITATIONS

The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge assets to secure such borrowings. These investment limitations cannot be changed without shareholder approval.

TRUST INFORMATION

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .20% of the Fund's average daily net assets. The adviser has undertaken to reimburse the Fund up to the amount of the advisory fee for operating expenses in excess of limitations established by certain states. Also, the adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF INSTITUTIONAL SHARES

Federated Securities Corp. is the principal distributor for Institutional Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

State securities laws may require certain financial institutions such as depository institutions to register as dealers.

SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25% of the average daily net asset value of the Institutional Service Shares, computed at an annual rate, to obtain personal services for shareholders and provide maintenance of shareholder accounts ("shareholder services"). From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily.

Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services based upon shares owned by their clients or customers. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. The distributor may pay financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide certain services to shareholders. These services may include, but are not limited to, distributing prospectuses and other information, providing accounting assistance, and communicating or facilitating purchases and redemptions of shares. Any fees paid for these services by the distributor will be reimbursed by the adviser and not the Fund.
ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:


      MAXIMUM                        AVERAGE AGGREGATE
 ADMINISTRATIVE FEE                 DAILY NET ASSETS

       .15%                       on the first $250 million
       .125%                      on the next $250 million
       .10%                       on the next $250 million
       .075%                on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares Federated Services Company may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Institutional Shares from the value of Fund assets attributable to Institutional Shares, and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.
The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

HOW TO PURCHASE SHARES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or by check. The Fund reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone. The minimum initial investment is $1,000,000. However, an account may be opened with a smaller amount as long as the minimum is reached within one year of opening the account. Minimum investments will be calculated by combining all accounts maintained with the Fund. Financial institutions may impose different minimum investment requirements on their customers.

PURCHASING SHARES BY WIRE. Shares may be purchased by Federal Reserve wire by calling the Fund before 5:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 5:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to:
Money Market Obligations Trust -- Institutional Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK. Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to Money Market Obligations Trust -- Institutional Shares. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

INVEST-BY-PHONE. Once an account has been opened, a shareholder may use invest-by-phone for investments if an authorization form has been filed with Federated Shareholder Services Company, the transfer agent for shares of the Fund. Approximately two weeks after sending the form to Federated Shareholder Services Company, the shareholder may call Federated Shareholder Services Company to purchase shares. Federated Shareholder Services Company will send a request for monies to the shareholder's commercial bank, savings bank, or credit union ("bank") via the Automated Clearing House. The shareholder's bank, which must be an Automated Clearing House member, will then forward the monies to Federated Shareholder Services Company. The purchase is normally entered the next business day after the initial phone request. For further information and an application, call the Fund.

SUBACCOUNTING SERVICES. Financial institutions are encouraged to open single master accounts. A subaccounting system is available through the transfer agent to minimize internal recordkeeping requirements. The transfer agent charges a fee based on the level of subaccounting services rendered. Financial institutions may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services provided which may be related to the ownership of Fund shares. This prospectus should, therefore, be read together with any agreement between the customer and the financial institution with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed. State securities laws may require certain financial institutions such as depository institutions to register as dealers.

HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 5:00 p.m. (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

ACCOUNT AND SHARE INFORMATION

DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 5:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Shareholder Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.

Accounts with Low Balances. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account, except accounts maintained by retirement plans, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,000,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS. Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

STATE AND LOCAL TAXES

In the opinion of Houston, Houston, & Donnelly, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

OTHER CLASSES OF SHARES

The Fund also offers other classes. Institutional Service Shares are sold at net asset value primarily to financial institutions, financial intermediaries and institutional investors and are subject to a minimum initial investment of $1,000,000.

All classes are subject to certain of the same expenses.

Institutional Service Shares are distributed with no 12b-1 Plan but are subject to shareholder services fees.

Expense differences between classes may affect the performance of each class.

To obtain more information and a prospectus for any other class, investors may call 1-800-341-7400.

PERFORMANCE INFORMATION

From time to time, the Fund advertises its yield, effective yield, and total return. The performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Advertisements and sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

 PRIME OBLIGATIONS FUND
 FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SERVICE SHARES
 (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

 Reference is made to the Report of Independent Public Accountants on page 32.


                                                       YEAR ENDED JULY 31,
                                                   1996       1995     1994(A)

 NET ASSET VALUE, BEGINNING OF PERIOD             $ 1.00     $ 1.00     $ 1.00
 Income from investment operations
  Net investment income                             0.05       0.05       0.003
 Less distributions
  Distributions from net investment income         (0.05)     (0.05)     (0.003)
 NET ASSET VALUE, END OF PERIOD                   $ 1.00     $ 1.00     $ 1.00
 Total return (b)                                   5.32%      5.38%      0.30%
 Ratios to average net assets
  Expenses                                          0.45%      0.45%      0.34%*
  Net investment income                             5.13%      5.66%      4.68%*
  Expense waiver/reimbursement(c)                   0.11%      0.13%      0.14%*
 Supplemental data
  Net assets, end of period (000 omitted)     $1,297,019   $500,954     $9,387

* Computed on an annualized basis.
(a) Reflects operations for the period from July 5, 1994 (date of initial public offering) to July 31, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

 PRIME OBLIGATIONS FUND
 PORTFOLIO OF INVESTMENTS

 JULY 31, 1996

  PRINCIPAL
   AMOUNT                                                                                       VALUE

 BANK NOTES--1.5%
                BANKING--1.5%
 $ 16,000,000   Comerica Bank, Detroit, MI, 5.650%, 9/23/1996                              $   15,998,664
   10,000,000   Harris Trust & Savings Bank, Chicago, 5.500%, 3/26/1997                         9,996,261
   38,000,000   Mellon Bank NA, Pittsburgh, 5.750% - 5.780%, 9/26/1996 -
                10/16/1996                                                                     37,998,472
                  TOTAL BANK NOTES                                                             63,993,397
 BANKERS ACCEPTANCE--0.3%
                BANKING--0.3%
   13,500,000   KeyBank, N.A., 5.782%, 1/6/1997                                                13,167,015
 CERTIFICATE OF DEPOSIT--4.3%
                BANKING--4.3%
   30,000,000   Abbey National Bank PLC, London, 5.800%, 1/13/1997                             30,001,796
   80,000,000   Bayerische Vereinsbank AG, Munich, 5.380% - 5.420%, 9/30/1996 -
                10/1/1996                                                                      79,998,842
   21,000,000   Dresdner Bank Ag, Frankfurt, 5.026%, 2/26/1997                                 20,995,280
   15,000,000   First Alabama Bank, Birmingham, 5.430%, 10/15/1996                             14,999,950
   20,000,000   Mellon Bank NA, Pittsburgh, 5.680%, 12/10/1996                                 20,000,000
   20,000,000   Societe Generale, Paris, 5.480%, 10/3/1996                                     20,000,690
                   TOTAL CERTIFICATES OF DEPOSIT                                              185,996,558
 (A)COMMERCIAL PAPER--40.0%
                BANKING--7.5%
   61,000,000   ABN AMRO Bank N.V., Amsterdam, 5.013% - 5.077%, 8/5/1996 -
                8/27/1996                                                                      60,875,907
   65,000,000   Abbey National N.A. Corp., (Guaranteed by Abbey National Bank
                PLC, London), 5.413% - 5.645%, 10/21/1996 - 1/6/1997                           63,773,313
    4,135,000   Benedictine Health System, (Lasalle National Bank, Chicago LOC),
                5.706%, 10/15/1996                                                              4,086,543


PRIME OBLIGATIONS FUND



  PRINCIPAL
   AMOUNT                                                                                       VALUE

 (A)COMMERCIAL PAPER--CONTINUED
                BANKING--CONTINUED
 $ 90,000,000   Canadian Imperial Holdings, Inc., (Guaranteed by Canadian
                Imperial Bank of Commerce, Toronto), 5.372% - 5.373%, 8/30/1996            $   89,615,750
    7,900,000   City of Cleveland, (Union Bank of Switzerland, Zurich LOC,
                Credit Suisse, Zurich LOC), 5.590%, 10/3/1996                                   7,900,000
   75,000,000   Svenska Handelsbanken, Inc., (Guaranteed by Svenska
                Handelsbanken, Stockholm), 5.568%, 10/17/1996                                  74,119,313
   24,000,000   UBS Finance (Delaware), Inc., (Guaranteed by Union Bank of
                Switzerland, Zurich), 5.681%, 8/1/1996                                         24,000,000
                   Total                                                                      324,370,826
                ENTERTAINMENT--0.5%
   20,000,000   Disney (Walt) Holding Co., 5.336%, 9/6/1996                                    19,896,000
                FINANCE - AUTOMOTIVE--4.7%
  205,000,000   Ford Motor Credit Corp., 5.407% - 5.594%, 8/12/1996 - 10/28/1996              203,842,094
                FINANCE - COMMERCIAL--11.2%
   17,000,000   Alpha Finance Corp., Ltd., 5.563%, 10/11/1996                                  16,815,933
   15,000,000   Asset Securitization Cooperative Corp., 5.376%, 8/19/1996                      14,960,250
  153,500,000   Beta Finance, Inc., 4.992% - 5.550%, 8/2/1996 - 11/25/1996                    152,386,397
   49,700,000   CIESCO, Inc., 4.992% - 5.482%, 8/7/1996 - 9/20/1996                            49,402,828
   11,000,000   Corporate Asset Funding Co., Inc. (CAFCO), 5.502%, 10/10/1996                  10,884,072
   47,250,000   Falcon Asset Securitization Corp., 5.474%, 9/10/1996                           46,966,500
  132,000,000   General Electric Capital Corp., 5.323% - 5.764%, 9/27/1996 -
                1/29/1997                                                                     130,001,693
   45,177,000   Greenwich Funding Corp., 5.370% - 5.495%, 8/12/1996 - 9/23/1996                45,040,238
   17,500,000   Transamerica Finance Corp., 5.782%, 1/6/1997                                   17,068,353
                  Total                                                                       483,526,264
                FINANCE - RETAIL--10.2%
  196,800,000   American Express Credit Corp., 5.001% - 5.324%, 8/2/1996 -
                10/11/1996                                                                    196,048,654
   92,700,000   Associates Corp. of North America, 5.322% - 5.691%, 8/1/1996 -
                9/26/1996                                                                      92,455,998


PRIME OBLIGATIONS FUND



  PRINCIPAL
   AMOUNT                                                                                       VALUE

 (A)COMMERCIAL PAPER--CONTINUED
                FINANCE - RETAIL--CONTINUED
 $135,000,000   New Center Asset Trust, A1+/P1 Series, 5.412% - 5.717%, 9/23/1996 -
                1/3/1997                                                                  $   133,339,456
   21,000,000   Norwest Financial, Inc., 5.322%, 9/27/1996                                     20,829,760
                  Total                                                                       442,673,868
               OIL & OIL FINANCE--0.6%
   27,500,000  Koch Industries, Inc., 5.681%, 8/1/1996                                         27,500,000
               INSURANCE--4.8%
   10,000,000  Marsh & McLennan Cos., Inc., 5.214%, 10/11/1996                                  9,900,994
  166,000,000  CXC, Inc., (CAPMAC Surety Bond), 5.378% - 5.575%, 8/7/1996 -
               11/1/1996                                                                      164,252,316
   35,000,000  City of New York G.O. 1995-B, (Guaranteed by FGIC), 5.270%,
               8/21/1996                                                                       35,000,000
                  Total                                                                       209,153,310
                  TOTAL COMMERCIAL PAPER                                                    1,710,962,362
 CORPORATE NOTES--2.5%
               FINANCE - COMMERCIAL--0.6%
   25,000,000  Beta Finance, Inc., 5.540%-5.770%, 9/19/96 - 3/27/1997                          25,000,000
               FINANCE - EQUIPMENT--0.7%
   14,879,761  Caterpillar Financial Asset Trust 1996-A, 5.418%, 5/25/1997                     14,879,761
   17,397,141  Navistar Financial 1996-A Owner Trust, 5.250%, 6/15/1997                        17,391,469
                 Total                                                                         32,271,230
               FINANCE - RETAIL--0.1%
    3,000,000  Beneficial Corp., 9.350%, 2/3/1997                                               3,049,304
               FOOD & BEVERAGE--0.6%
   24,000,000  PepsiCo, Inc., 5.830%, 8/27/1996                                                24,000,612


PRIME OBLIGATIONS FUND



  PRINCIPAL
   AMOUNT                                                                                       VALUE

 CORPORATE NOTES--CONTINUED
                INSURANCE--0.3%
 $      5,853   Olympic Automobile Receivables Trust 1996-A, (Guaranteed by
                Financial Security Assurance, Inc.), 5.250%, 3/15/1997                          $   5,853
   12,740,000   S & S Financial International, (Guaranteed by Financial Security
                Assurance, Inc.), 10.125%, 12/16/1996                                          12,933,931
                  Total                                                                        12,939,784
                FINANCE-AUTO--0.2%
    7,219,254   WFS Financial Owner Trust 1996-A, 5.350%, 3/1/1997                              7,217,759
                  TOTAL CORPORATE NOTES                                                       104,478,689
 GOVERNMENT AGENCIES--0.1%
                FEDERAL HOME LOAN BANK NOTE--0.1%
    4,000,000   5.530%, 3/24/1997                                                               4,000,531
 (C)VARIABLE RATE INSTRUMENTS--23.4%
                BANKING--16.6%
    4,000,000   500 South Front St. LP, Series A, (Huntington National Bank,
                Columbus, OH LOC), 5.580%, 8/8/1996                                             4,000,000
    6,315,000   500 South Front St. LP, Series B, (Huntington National Bank,
                Columbus, OH LOC), 5.580%, 8/8/1996                                             6,315,000
    6,100,000   Abbott Foods, Series 1996, (Huntington National Bank, Columbus,
                OH LOC), 5.580%, 8/8/1996                                                       6,100,000
    6,100,000   Alabama State IDA, (SERIES 1994) Miltope Project, (First Alabama
                Bank, Birmingham LOC), 5.580%, 8/8/1996                                         6,100,000
   10,100,000   Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds,
                (Amsouth Bank N.A., Birmingham LOC), 5.490%, 8/7/1996                          10,100,000
    8,285,000   Alexandria Executive Club LP, (Huntington National Bank,
                Columbus, OH LOC), 5.580%, 8/8/1996                                             8,285,000
    8,800,000   Arrow N.A., Inc., (Huntington National Bank, Columbus, OH LOC),
                5.580%, 8/8/1996                                                                8,800,000
    3,500,000   Asset Holdings V, (Bayerische Vereinsbank AG, Munich LOC),
                5.580%, 8/8/1996                                                                3,500,000
   16,500,000   Association of American Medical Colleges, (Chemical Bank,
                New York LIQ), 5.618%, 8/7/1996                                                16,500,000


PRIME OBLIGATIONS FUND



  PRINCIPAL
   AMOUNT                                                                                       VALUE

 (C)VARIABLE RATE INSTRUMENTS--CONTINUED
                BANKING--CONTINUED
 $ 15,000,000   Australia & New Zealand Banking Group, Melbourne, 5.480%,
                8/2/1996                                                                   $   14,990,704
    4,000,000   Bardstown City, KY, (RJ Tower Project), (Series 1995), (Comerica, Inc.
                LOC), 5.520%, 8/8/1996                                                          4,000,000
   16,900,000   Beverly California Corp., (PNC Bank, N.A. LOC), 5.559%, 8/5/1996               16,900,000
    1,627,790   Bowling Green Manor L.P., (Huntington National Bank, Columbus,
                OH LOC), 5.580%, 8/8/1996                                                       1,627,790
   17,400,000   CMH Funding, (Huntington National Bank, Columbus, OH LOC),
                5.890%, 1/3/1997                                                               17,400,000
    7,231,000   Capital One Funding Corp., SERIES 1994-A, (Bank One, Columbus,
                N.A. LOC), 5.510%, 8/8/1996                                                     7,231,000
   23,771,000   Capital One Funding Corp., SERIES 1995-A, (Bank One, Indianapolis,
                IN LOC), 5.510%, 8/8/1996                                                      23,771,000
   24,558,000   Capital One Funding Corp., SERIES 1995-B, (Liberty National Bank &
                Trust Co. LOC), 5.510%, 8/8/1996                                               24,558,000
   20,472,000   Capital One Funding Corp., Series 1994-C, (Bank One, Cleveland,
                N.A. LOC), 5.510%, 8/8/1996                                                    20,472,000
    9,525,000   Capital One Funding Corp., Series 1994-D, (Liberty National Bank &
                Trust Co. LOC), 5.510%, 8/8/1996                                                9,525,000
   22,781,000   Capital One Funding Corp., Series 1995-F, (Bank One, Cleveland,
                N.A. LOC), 5.510%, 8/8/1996                                                    22,781,000
   11,800,000   Cloquet, MN, Series 1996-B Potlach Corp, (Credit Suisse, Zurich
                LOC), 5.500%, 8/7/1996                                                         11,800,000
    1,052,337   Clyde Manor LP, (Huntington National Bank, Columbus, OH LOC),
                5.580%, 8/8/1996                                                                1,052,337
    3,200,000   Columbia County, GA Development Authority, Series 1993,
                (SunTrust Banks, Inc. LOC), 5.550%, 8/7/1996                                    3,200,000
    3,950,000   Eastwinds Investment, Ltd., (Huntington National Bank, Columbus,
                OH LOC), 5.580%, 8/8/1996                                                       3,950,000
    7,215,000   Fort Craig LP, (Huntington National Bank, Columbus, OH LOC),
                5.580%, 8/8/1996                                                                7,215,000


PRIME OBLIGATIONS FUND



  PRINCIPAL
   AMOUNT                                                                                       VALUE

 (C)VARIABLE RATE INSTRUMENTS--CONTINUED
                BANKING--CONTINUED
 $  4,600,000   G.M.H. Enterprises, Inc., (Series 1995), (National City Bank,
                Cleveland, OH LOC), 5.500%, 8/8/1996                                        $   4,600,000
    3,500,000   Gerken Materials, Inc., (Huntington National Bank, Columbus,
                OH LOC), 5.580%, 8/8/1996                                                       3,500,000
    2,350,000   Grote Family LP, (Huntington National Bank, Columbus, OH LOC),
                5.580%, 8/8/1996                                                                2,350,000
   12,165,000   Hunt Club Apartments, Inc., (Huntington National Bank, Columbus,
                OH LOC), 5.580%, 8/7/1996                                                      12,165,000
    1,635,000   Jade Sterling Steel Co., Inc., (Huntington National Bank, Columbus,
                OH LOC), 5.580%, 8/8/1996                                                       1,635,000
      245,000   Kenny, Donald R. and Cheryl A., (Huntington National Bank,
                Columbus, OH LOC), 5.580%, 8/8/1996                                               245,000
    7,200,000   Kenny, Donald R. and Cheryl A., Series 1995-A, (National City Bank,
                Columbus, OH LOC), 5.580%, 8/8/1996                                             7,200,000
    8,150,000   Kenny, Donald R. and Cheryl A., Series 1995-B, (Huntington National
                Bank, Columbus, OH LOC), 5.580%, 8/8/1996                                       8,150,000
    3,600,000   Kokosing Construction Co., Inc., (National City Bank, Cleveland,
                OH LOC), 5.500%, 8/7/1996                                                       3,600,000
    2,883,000   Midwest Funding Corp., Series 1991 A Class A-1, (Bank One,
                Columbus, N.A. LOC), 5.510%, 8/8/1996                                           2,883,000
    3,510,000   Midwest Funding Corp., Series 1991 B, (Bank One, Columbus,
                N.A. LOC), 5.510%, 8/8/1996                                                     3,510,000
    4,714,000   Midwest Funding Corp., Series 1991-C, (Bank One, Columbus,
                N.A. LOC), 5.510%, 8/8/1996                                                     4,714,000
    4,120,000   Midwest Funding Corp., Series 1992-A, (Bank One, Columbus,
                N.A. LOC), 5.510%, 8/8/1996                                                     4,120,000
    1,578,000   Midwest Funding Corp., Series 1992-B, (Bank One, Columbus,
                N.A. LOC), 5.510%, 8/8/1996                                                     1,578,000
    3,863,000   Midwest Funding Corp., Series 1992-C, (Bank One, Columbus,
                N.A. LOC), 5.510%, 8/8/1996                                                     3,863,000
   13,000,000   Mississippi Business Finance Corp., Choctaw Foods, Inc.,
                (Rabobank Nederland, Utrecht LOC), 5.550%, 8/7/1996                            13,000,000


PRIME OBLIGATIONS FUND



  PRINCIPAL
   AMOUNT                                                                                       VALUE

 (C)VARIABLE RATE INSTRUMENTS--CONTINUED
                BANKING--CONTINUED
 $  8,130,000   Mississippi Business Finance Corp., Metalloy Project, (Comerica Bank,
                Detroit, MI LOC), 5.580%, 8/8/1996                                          $   8,130,000
   12,000,000   Mississippi Business Finance Corp., Series 1994, (Wachovia Bank of
                Georgia NA, Atlanta LOC), 5.618%, 8/7/1996                                     12,000,000
    2,000,000   Mississippi Business Finance Corp., Series 1995 Plantation Pointe,
                LP Project, (Amsouth Bank N.A., Birmingham LOC),
                5.580%, 8/8/1996                                                                2,000,000
    2,860,000   Nova University, Inc., Lease Revenue Bonds, Series 1993 Miami
                Dolphins Training Facility, (Sun Bank/South Florida LOC),
                5.550%, 8/7/1996                                                                2,860,000
    4,610,000   Olen Corp., (National City Bank, Cleveland, OH LOC), 5.500%,
                8/7/1996                                                                        4,610,000
    2,475,000   Orangeburg Convalescent Care Center, Inc., Series A 1995,
                (PNC Bank, Kentucky LOC), 5.559%, 8/5/1996                                      2,475,000
    1,700,000   PNC Bank, N.A., 5.380%, 8/2/1996                                                1,699,675
    4,994,000   Primex Funding Corp., (Bank One, Indianapolis, IN LOC),
                5.510%, 8/8/1996                                                                4,994,000
    3,000,000   Roby Company LP, (Huntington National Bank, Columbus,
                OH LOC), 5.580%, 8/8/1996                                                       3,000,000
    7,535,000   Roby Company LP, (Huntington National Bank, Columbus,
                OH LOC), 5.580%, 8/8/1996                                                       7,535,000
   13,150,000   Rooker, J.W., (Wachovia Bank of Georgia NA, Atlanta LOC),
                5.618%, 8/7/1996                                                               13,150,000
      250,000   Scranton Times, LP, (PNC Bank, N.A. LOC), 5.559%, 8/5/1996                        250,000
    6,720,000   Shenandoah Partners LP, (Huntington National Bank, Columbus,
                OH LOC), 5.580%, 8/8/1996                                                       6,720,000
    5,965,000   Springfield Limited Series A, (Union Bank of Switzerland,
                Zurich LOC), 5.580%, 8/8/1996                                                   5,965,000
   47,825,000   Terry Griffin Gate Partners, Ltd., SERIES 1995, (Liberty National
                Bank & Trust Co. LOC), 5.597%, 8/7/1996                                        47,825,000
    6,000,000   Van Dyne Crotty Co., Series 1996, (Huntington National Bank,
                Columbus, OH LOC), 5.580%, 8/8/1996                                             6,000,000
PRIME OBLIGATIONS FUND



PRINCIPAL
   AMOUNT                                                                                       VALUE

 (C)VARIABLE RATE INSTRUMENTS--CONTINUED
                BANKING--CONTINUED
 $  3,194,000   Vista Funding Corp., (Bank One, Akron, N.A. LOC), 5.510%,
                8/8/1996                                                                    $   3,194,000
    5,468,000   Vista Funding Corp., (Series 1994-A), (Fifth Third Bank of
                Northwestern OH LOC), 5.587%, 8/1/1996                                          5,468,000
   11,386,000   Vista Funding Corp., (Series 1995-B), (Fifth Third Bank of
                Northwestern OH LOC), 5.587%, 8/8/1996                                         11,386,000
   10,313,000   Vista Funding Corp., (Series 1995-D), (Fifth Third Bank of
                Northwestern OH LOC), 5.587%, 8/8/1996                                         10,313,000
    9,133,000   Vista Funding Corp., (Series 1995-E), (Bank One, Dayton, N.A.
                LOC), 5.587%, 8/8/1996                                                          9,133,000
    6,000,000   Vulcan, Inc., (Amsouth Bank N.A., Birmingham LOC), 5.490%,
                8/8/1996                                                                        6,000,000
    1,001,431   Wauseon Manor II LP, (Huntington National Bank, Columbus,
                OH LOC), 5.580%, 8/8/1996                                                       1,001,431
    3,775,000   Wexner Heritage House, (Huntington National Bank, Columbus,
                OH LOC), 5.580%, 8/8/1996                                                       3,775,000
    2,385,000   YMCA of Central, OH, (Huntington National Bank, Columbus,
                OH LOC), 5.580%, 8/1/1996                                                       2,385,000
   20,000,000   (b)SMM Trust, (Series 1995-B), (Morgan Guaranty Trust Co.,
                New York Swap Agreement), 5.496%, 9/1/1996                                     20,000,000
   10,000,000   (b)SMM Trust, (Series 1995-N), (Morgan Guaranty Trust Co., New York
                Swap Agreement), 5.530%, 8/15/1996                                             10,000,000
    6,000,000   (b)SMM Trust, Series 1996-B, (Morgan Guaranty Trust Co., New York
                Swap Agreement), 5.515%, 9/1/1996                                               6,000,000
  105,000,000   (b)SMM Trust, Series 1996-I, (Morgan Guaranty Trust Co., New York
                Swap Agreement), 5.550%, 9/1/1996                                             105,000,000
   25,500,000   (b)SMM Trust, Series 1996-L, (Morgan Guaranty Trust Co., New York
                Swap Agreement), 5.546%, 8/15/1996                                             25,500,000
   35,000,000   (b)SMM Trust, Series 1996-V, (Morgan Guaranty Trust Co., New York
                Swap Agreement), 5.616%, 9/26/1996                                             35,000,000
                  Total                                                                       720,655,937


PRIME OBLIGATIONS FUND



  PRINCIPAL
   AMOUNT                                                                                       VALUE

 (C)VARIABLE RATE INSTRUMENTS--CONTINUED
                ELECTRICAL EQUIPMENT--0.6%
 $  5,839,750   GS Funding Corp., (Guaranteed by General Electric Co.), 5.559%,
                8/5/1996                                                                    $   5,839,750
   19,613,059   Northwest Airlines, Inc., (Guaranteed by General Electric Co.),
                5.585%, 8/5/1996                                                               19,613,059
                  Total                                                                        25,452,809
                FINANCE - RETAIL--0.9%
   37,000,000   Carco Auto Loan Master Trust 1993-2, (Series 1993-2 Class A1),
                5.550%, 8/15/1996                                                              37,000,000
                INSURANCE--2.9%
   30,000,000   (b)Peoples Security Life Insurance, 5.730%, 9/1/1996                           30,000,000
   10,000,000   (b)SunAmerica Life Insurance Co., 5.600%, 9/1/1996                             10,000,000
   89,000,000   Transamerica Occidental Life Insurance Company, 5.500%, 9/1/1996               89,000,000
                  Total                                                                       129,000,000
                MUNICIPAL--0.6%
   26,300,000   (b)Columbus, OH, 5.700%, 8/8/1996                                              26,300,000
                SOVEREIGN GOVERNMENT--1.8%
   78,000,000   Short Term Asset Corp., Secured Class F-1 Bonds, (European Bank for
                Reconstruction and Development LIQ), 5.516%, 8/13/1996                         78,000,000
                  TOTAL VARIABLE RATE INSTRUMENTS                                           1,016,408,746
 SHORT-TERM MUNICIPAL SECURITIES--1.0%
                BANKING--1.0%
   26,310,000   New Haven, CT, IDRB (Series 1994A), (Banque Nationale de Paris
                LOC), 5.300%, 11/15/1996                                                       26,263,127
    3,000,000   White Bear Lake, MN City of, (Series 1993), (Norwest Bank
                Minnesota, Minneapolis LOC), 5.830%, 8/8/1996                                   3,000,000
   12,400,000   New York City, NY, GO Bonds, Fiscal 1996 (Series A-2 Taxable),
                (Societe Generale, New York LOC), 5.550%, 9/6/1996                             12,400,000
                   TOTAL SHORT-TERM MUNICIPAL SECURITIES                                       41,663,127


PRIME OBLIGATIONS FUND



  PRINCIPAL
   AMOUNT                                                                                       VALUE

 TIME DEPOSITS --12.5%
                BANKING--12.5%
 $ 25,000,000   Canadian Imperial Bank of Commerce, Toronto, 5.688%, 8/1/1996              $   25,000,000
   93,000,000   Mellon Bank NA, Pittsburgh, 5.750%, 8/1/1996                                   93,000,000
   25,000,000   Nationsbank, N.A., 5.750%, 8/1/1996                                            25,000,000
  100,000,000   Royal Bank of Canada, Montreal, 5.750%, 8/1/1996                              100,000,000
  100,000,000   Swiss Bank Corp., Basle, 5.750%, 8/1/1996                                     100,000,000
  150,000,000   Bank of Tokyo-Mitsubishi Ltd., 5.750%, 8/1/1996                               150,000,000
   50,000,000   Toronto-Dominion Bank, 5.750%, 8/1/1996                                        50,000,000
                  TOTAL TIME DEPOSITS                                                         543,000,000
 U.S. TREASURY--1.6%
                U.S. TREASURY NOTES--1.6%
   70,000,000   6.875%-7.50%, 1/31/1997-3/31/1997                                              70,662,511
 (d)Repurchase Agreements--12.3%
  125,000,000   BA Securities, Inc., 5.680%, dated 7/31/1996, due 8/1/1996                    125,000,000
  152,752,000   Goldman Sachs & Company, 5.750%, dated 7/31/1996, due 8/1/1996                152,752,000
   50,000,000   (e)Lehman Brothers, Inc., 5.320%, dated 7/23/1996, due 8/23/1996               50,000,000
   50,000,000   State Street Bank and Trust Co., 5.640%, dated 7/31/1996,
                due 8/1/1996                                                                   50,000,000
  154,975,000   UBS Securities, Inc., 5.650%, dated 7/31/1996, due 8/1/1996                   154,975,000
                  TOTAL REPURCHASE AGREEMENTS                                                 532,727,000
                  TOTAL INVESTMENTS (AT AMORTIZED COST)(F)                                 $4,287,059,936


(a) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At July 31, 1996, these securities amounted to $267,800,000 which represents 6.2% of net assets.

(c) Current rate and next reset date shown.

(d) The repurchase agreements are fully collateralized by U.S.government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(e) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days if the credit worthiness of the issuer is downgraded.

(f) Also represents cost for federal tax purposes.
Note: The categories of investments are shown as a percentage of net assets
      ($4,329,621,170) at July 31, 1996.

The following acronym(s) are used throughout this portfolio:

CAPMAC -- Capital Municipal Assurance Corporation
FGIC -- Financial Guaranty Insurance Company
GO -- General Obligation
IDA -- Industrial Development Authority
IDRB -- Industrial Development Revenue Bond
LIQ -- Liquidity Agreement
LOC -- Letter of Credit
LP -- Limited Partnership
LTD -- Limited
PLC -- Public Limited Company

(See Notes which are an integral part of the Financial Statements)

 PRIME OBLIGATIONS FUND
 STATEMENT OF ASSETS AND LIABILITIES

 JULY 31, 1996



 ASSETS:
 Investments in repurchase agreements                   $  532,727,000
 Investments in securities                               3,754,332,936
   Total investments in securities, at
   amortized cost and value                                               $ 4,287,059,936
 Income receivable                                                             16,062,570
 Receivable for shares sold                                                    75,093,179
   Total assets                                                             4,378,215,685
 LIABILITIES:
 Payable for investments purchased                           18,823,144
 Payable for shares
 redeemed                                                       362,839
 Income distribution payable                                 12,901,582
 Payable to Bank                                             15,768,177
 Accrued expenses                                               738,773
   Total liabilities                                                           48,594,515
 Net Assets for
 4,329,621,170 shares outstanding                                         $ 4,329,621,170
 Net Asset Value, Offering Price and
 Redemption Proceeds Per Share:
 INSTITUTIONAL SHARES:
 $3,032,602,007 / 3,032,602,007 shares outstanding                                  $1.00
 INSTITUTIONAL SERVICE SHARES:
 $1,297,019,163 / 1,297,019,163 shares outstanding                                  $1.00


 (See Notes which are an integral part of the Financial Statements)

 PRIME OBLIGATIONS FUND
 STATEMENT OF OPERATIONS

 YEAR ENDED JULY 31, 1996


 INVESTMENT INCOME:
 Interest                                                                  $ 211,121,933
 EXPENSES:
 Investment advisory fee                                    $ 7,504,715
 Administrative personnel and services fee                    2,837,919
 Custodian fees                                                 337,869
 Transfer and dividend disbursing agent fees
 and expenses                                                    71,021
 Directors'/Trustees' fees                                       49,742
 Auditing fees                                                   15,064
 Legal fees                                                      39,704
 Portfolio accounting fees                                      258,365
 Shareholder services fee -- Institutional
 Shares                                                       7,451,775
 Shareholder services fee -- Institutional
 Service Shares                                               1,929,119
 Share registration costs                                       464,188
 Printing and postage                                            18,039
 Insurance premiums                                              58,313
 Taxes                                                           95,432
 Miscellaneous                                                   34,198
 Total expenses                                              21,165,463
 Waivers --
   Waiver of investment advisory fee          $(4,114,750)
   Waiver of shareholder services fee --
   Institutional Shares                        (7,451,775)
      Total waivers                                         (11,566,525)
          Net expenses                                                         9,598,938
           Net investment income                                           $ 201,522,995


 (See Notes which are an integral part of the Financial Statements)

 PRIME OBLIGATIONS FUND
 STATEMENT OF CHANGES IN NET ASSETS



                                                         YEAR ENDED JULY 31,
                                                    1996                     1995
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                        $     201,522,995       $     122,465,120
 Distributions to Shareholders--
 Distributions from net investment income:
   Institutional Shares                            (161,912,538)           (109,911,005)
   Institutional Service Shares                     (39,610,457)            (12,554,115)
      Change in net assets resulting from
      distributions to shareholders                (201,522,995)           (122,465,120)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                    39,825,611,659          28,128,464,929
 Net asset value of shares issued to
 shareholders in payment of
 distributions declared                              61,968,216              34,127,138
 Cost of shares redeemed                        (38,516,710,023)        (26,464,207,220)
   Change in net assets resulting
   from share transactions                        1,370,869,852           1,698,384,847
      Change in net assets                        1,370,869,852           1,698,384,847
 NET ASSETS:
 Beginning of period                              2,958,751,318           1,260,366,471
 End of period                                $   4,329,621,170        $  2,958,751,318


 (See Notes which are an integral part of the Financial Statements)


PRIME OBLIGATIONS FUND
NOTES TO FINANCIAL STATEMENTS

JULY 31, 1996

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Prime Obligations Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal.

The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS -- The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS -- It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES -- Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Additional information on each restricted security held at July 31, 1996 is as follows:



 SECURITY                         ACQUISITION DATE       ACQUISITION COST

 Peoples Security Life Insurance     07/08/96              $  30,000,000
 SunAmerica Life Insurance Co.       05/28/96                 10,000,000
 Columbus, OH                        01/30/96                 26,300,000
 SMM Trust Series 1995-B             08/04/95                 20,000,000
 SMM Trust Series 1995-N             11/03/95                 10,000,000
 SMM Trust Series 1996-B             07/30/96                  6,000,000
 SMM Trust Series 1996-I             05/23/96                105,000,000
 SMM Trust Series 1996-L             06/12/96                 25,500,000
 SMM Trust Series 1996-V             03/18/96                 35,000,000


USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At July 31, 1996, capital paid-in aggregated $4,329,621,170. Transactions in shares were as follows:


                                                   YEAR ENDED JULY 31,
                                                 1996                  1995
 INSTITUTIONAL SHARES                           SHARES                SHARES

 Shares sold                                29,766,228,647         23,850,176,668
 Shares issued to shareholders in
 payment of distributions declared              45,035,407             27,352,248
 Shares redeemed                           (29,236,459,220)       (22,670,711,004)
  Net change resulting from
  Institutional Share transactions             574,804,834          1,206,817,912

                                                   YEAR ENDED JULY 31,
                                                 1996                  1995
 INSTITUTIONAL SERVICE SHARES                  SHARES                 SHARES

 Shares sold                                10,059,383,012          4,278,288,261
 Shares issued to shareholders in
 payment of distributions declared              16,932,809              6,774,890
 Shares redeemed                            (9,280,250,803)        (3,793,496,216)
  Net change resulting from
  Institutional Service Share
  transactions                                 796,065,018            491,566,935
  Net change resulting from share
  transactions                               1,370,869,852          1,698,384,847


4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE --Federated Management, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE --Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay up to 0.25% of average daily net assets of the Institutional Service Shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. For the period ended July 31, 1996, the Institutional Service Shares did not incur a shareholder services fee. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees of MONEY MARKET OBLIGATIONS TRUST
(Prime Obligations Fund):

We have audited the accompanying statement of assets and liabilities of Prime Obligations Fund (an investment portfolio of Money Market Obligations Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of July 31, 1996, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial portion of Prime Obligations Fund (an investment portfolio of Money Market Obligations Trust) as of July 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                        ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
August 20, 1996


ADDRESSES

Prime Obligations Fund
        Institutional Shares           Federated Investors Tower
                                       Pittsburgh, PA 15222-3779

Distributor
        Federated Securities Corp.     Federated Investors Tower
                                       Pittsburgh, PA 15222-3779

Investment Adviser
         Federated Management          Federated Investors Tower
                                       Pittsburgh, PA 15222-3779

Custodian
         State Street Bank and         c/o Federated Services Company
         Trust Company                 P.O. Box 8600
                                       Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
          Federated Shareholder        P.O. Box 8600
          Services Company             Boston, MA 02266-8600

Independent Public Accountants
          Arthur Andersen LLP          2100 One PPG Place
                                       Pittsburgh, PA 15222

PRIME OBLIGATIONS FUND

(A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST)
INSTITUTIONAL SHARES
PROSPECTUS

A Portfolio of
Money Market Obligations Trust,
an Open-End Management
Investment Company

Prospectus dated September 30, 1996

[IMAGE]

Cusip 60934N203
601352-01 (9/96)




PRIME OBLIGATIONS FUND
(A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST)
INSTITUTIONAL SERVICE SHARES

PROSPECTUS

The Institutional Service Shares of Prime Obligations Fund (the "Fund") offered by this prospectus represent interests in a portfolio of Money Market Obligations Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests in money market securities to provide current income consistent with stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated September 30, 1996, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov.).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated September 30, 1996

TABLE OF CONTENTS

 SUMMARY OF FUND EXPENSES                      1
 FINANCIAL HIGHLIGHTS --
  INSTITUTIONAL SERVICE SHARES                 2
 GENERAL INFORMATION                           3
 INVESTMENT INFORMATION                        3
  Investment Objective                         3
  Investment Policies                          3
  Investment Risks                             6
  Investment Limitations                       6
 TRUST INFORMATION                             6
  Management of the Trust                      6
  Distribution of Institutional
    Service Shares                             7
  Administration of the Fund                   8
 NET ASSET VALUE                               8
 HOW TO PURCHASE SHARES                        9
 HOW TO REDEEM SHARES                         10
 ACCOUNT AND SHARE INFORMATION                11
 TAX INFORMATION                              11
  Federal Income Tax                          11
  State and Local Taxes                       12
 OTHER CLASSES OF SHARES                      12
 PERFORMANCE INFORMATION                      12
 FINANCIAL HIGHLIGHTS --
  INSTITUTIONAL SHARES                        13
 FINANCIAL STATEMENTS                         14
 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
                                              32
 ADDRESSES                     Inside Back Cover

SUMMARY OF FUND EXPENSES

                        INSTITUTIONAL SERVICE SHARES
                      SHAREHOLDER TRANSACTION EXPENSES
 Maximum Sales Load Imposed on Purchases (as a percentage of
 offering price)                                                                  None
 Maximum Sales Load Imposed on Reinvested Dividends (as a percentage
 of offering price)                                                               None
 Contingent Deferred Sales Charge (as a percentage of original
 purchase price or redemption proceeds, as applicable)                            None
 Redemption Fee (as a percentage of amount redeemed, if
 applicable)                                                                      None
 Exchange Fee                                                                     None
                              ANNUAL OPERATING EXPENSES
                       (As a percentage of average net assets)
 Management Fee (after waiver)(1)                                                  0.09%
 12b-1 Fee                                                                         None
 Total Other Expenses                                                              0.36%
     Shareholder Services Fee (after waiver)(2)                           0.25%
         Total Operating Expenses(3)                                               0.45%


(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.20%.

(2) The maximum shareholder services fee is 0.25%.

(3) The total operating expenses would have been 0.56% absent the voluntary waiver of a portion of the management fee and the shareholder services fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Trust Information" and "How to Purchase Shares." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
You would pay the following expenses on a $1,000
investment assuming (1) 5% annual return and
(2) redemption at the end of each time period       $5        $14        $25      $57


THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

 PRIME OBLIGATIONS FUND
 FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SERVICE SHARES
 (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

 Reference is made to the Report of Independent Public Accountants on page
 32.

<CAPTION
                                                        YEAR ENDED JULY 31,
                                                  1996          1995       1994(A)
 NET ASSET VALUE, BEGINNING OF PERIOD             $ 1.00       $ 1.00      $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                             0.05         0.05        0.003
 LESS DISTRIBUTIONS
  Distributions from net investment income         (0.05)       (0.05)      (0.003)
 NET ASSET VALUE, END OF PERIOD                   $ 1.00       $ 1.00      $ 1.00
 TOTAL RETURN(B)                                    5.32%        5.38%       0.30%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                          0.45%        0.45%       0.34%*
  Net investment income                             5.13%        5.66%       4.68%*
  Expense waiver/reimbursement(c)                   0.11%        0.13%       0.14%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)     $1,297,019     $500,954      $9,387

* Computed on an annualized basis.

(a) Reflects operations for the period from July 5, 1994 (date of initial public offering) to July 31, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust October 3, 1988. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees has established two classes of shares known as Institutional Service Shares and Institutional Shares. This prospectus relates only to Institutional Service Shares of the Fund, which are designed primarily for financial institutions, financial intermediaries and institutional investors as a convenient means of accumulating an interest in a professionally managed, portfolio investing in short-term money market securities. A minimum initial investment of $1,000,000 over a one-year period is required.

The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.
INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is current income consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of money market securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund invests in high quality money market instruments that are either rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations ("NRSROs") or are of comparable quality to securities having such ratings. Examples of these instruments include, but are not limited to:

* domestic issues of corporate debt obligations, including variable rate demand notes;

* commercial paper (including Canadian Commercial Paper and Europaper);
* certificates of deposit, demand and time deposits, bankers' acceptances and other instruments of domestic and foreign banks and other deposit institutions ("Bank Instruments");

* short-term credit facilities;

* asset-backed securities;

* obligations issued or guaranteed as to payment of principal and interest by the U.S. government or one of its agencies or instrumentalities; and

* other money market instruments.

The Fund invests only in instruments denominated and payable in U.S.
dollars.

VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

BANK INSTRUMENTS. The Fund only invests in Bank Instruments either issued by an institution having capital, surplus and undivided profits over $100 million, or insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"). Bank Instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs") and Eurodollar Time Deposits ("ETDs"). The Fund will treat securities credit enhanced with a bank's letter of credit as Bank Instruments.

ASSET-BACKED SECURITIES. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may take the form of beneficial interests in special purpose trusts, limited partnership interests, or commercial paper or other debt securities issued by a special purpose corporation. Although the securities often have some form of credit or liquidity enhancement, payments on the securities depend predominantly upon collections of the loans and receivables held by the issuer.

SHORT-TERM CREDIT FACILITIES. The Fund may enter into, or acquire participations in, short-term borrowing arrangements with corporations, consisting of either a short-term revolving credit facility or a master note agreement payable upon demand. Under these arrangements, the borrower may reborrow funds during the term of the facility. The Fund treats any commitments to provide such advances as a standby commitment to purchase the borrower's notes.

REPURCHASE AGREEMENTS. Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price.

DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis, or both, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Fund's Trustees and will receive collateral at all times equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. However, the Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice.

The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933.
Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in
Section 4(2) commercial paper, thus providing liquidity. The Fund believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees of the Fund are quite liquid. The Fund intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the Fund's investment adviser, as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, the Fund intends to not subject such paper to the limitation applicable to restricted securities.

CONCENTRATION OF INVESTMENTS. The Fund may invest 25% or more of its total assets in commercial paper issued by finance companies. The finance companies in which the Fund intends to invest can be divided into two categories, commercial finance companies and consumer finance companies. Commercial finance companies are principally engaged in lending to corporations or other businesses. Consumer finance companies are primarily engaged in lending to individuals. Captive finance companies or finance subsidiaries which exist to facilitate the marketing and financial activities of their parent will, for purposes of industry concentration, be classified in the industry of their parent's corporation. In addition, the Fund may invest 25% or more of the value of its total assets in instruments issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment. Concentrating investments in one industry may subject the Fund to more risk than if it did not concentrate.

INVESTMENT RISKS

ECDs, ETDs, Yankee CDs, Canadian Commercial Paper, and Europaper are subject to different risks than domestic obligations of domestic banks or corporations. Examples of these risks include international economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing entity, and the possible impact of interruptions in the flow of international currency transactions. Risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping, and the public availability of information. These factors will be carefully considered by the Fund's adviser in selecting investments for the Fund.

INVESTMENT LIMITATIONS

The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge assets to secure such borrowings. These investment limitations cannot be changed without shareholder approval.

TRUST INFORMATION

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .20% of the Fund's average daily net assets. The adviser has undertaken to reimburse the Fund up to the amount of the advisory fee for operating expenses in excess of limitations established by certain states. Also, the adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF INSTITUTIONAL SERVICE SHARES

Federated Securities Corp. is the principal distributor for Institutional Service Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

State securities laws may require certain financial institutions such as depository institutions to register as dealers.

SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25% of the average daily net asset value of the Institutional Service Shares, computed at an annual rate, to obtain personal services for shareholders and provide maintenance of shareholder accounts ("shareholder services"). From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily.

Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services based upon shares owned by their clients or customers. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. The distributor may pay financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide certain services to shareholders. These services may include, but are not limited to, distributing prospectuses and other information, providing accounting assistance, and communicating or facilitating purchases and redemptions of shares. Any fees paid for these services by the distributor will be reimbursed by the adviser and not the Fund.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate as which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:

        MAXIMUM                 AVERAGE AGGREGATE
 ADMINISTRATIVE FEE             DAILY NET ASSETS
       .15%                  on the first $250 million
       .125%                  on the next $250 million
       .10%                   on the next $250 million
       .075%            on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares Federated Services Company may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Institutional Service Shares from the value of Fund assets attributable to Institutional Service Shares, and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

HOW TO PURCHASE SHARES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or by check. The Fund reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone. The minimum initial investment is $1,000,000. However, an account may be opened with a smaller amount as long as the minimum is reached within one year of opening the account. Minimum investments will be calculated by combining all accounts maintained with the Fund. Financial institutions may impose different minimum investment requirements on their customers.

PURCHASING SHARES BY WIRE. Shares may be purchased by Federal Reserve wire by calling the Fund before 5:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 5:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to:
Prime Obligations Fund-- Institutional Service Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK. Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to Prime Obligations Fund -- Institutional Service Shares. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

INVEST-BY-PHONE. Once an account has been opened, a shareholder may use invest-by-phone for investments if an authorization form has been filed with Federated Shareholder Services Company, the transfer agent for shares of the Fund. Approximately two weeks after sending the form to Federated Shareholder Services Company, the shareholder may call Federated Shareholder Services Company to purchase shares. Federated Shareholder Services Company will send a request for monies to the shareholder's commercial bank, savings bank, or credit union ("bank") via the Automated Clearing House. The shareholder's bank, which must be an Automated Clearing House member, will then forward the monies to Federated Shareholder Services Company. The purchase is normally entered the next business day after the initial phone request. For further information and an application, call the Fund.

SUBACCOUNTING SERVICES. Financial institutions are encouraged to open single master accounts. A subaccounting system is available through the transfer agent to minimize internal recordkeeping requirements. The transfer agent charges a fee based on the level of subaccounting services rendered. Financial institutions may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services provided which may be related to the ownership of Fund shares. This prospectus should, therefore, be read together with any agreement between the customer and the financial institution with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed. State securities laws may require certain financial institutions such as depository institutions to register as dealers.

HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 5:00 p.m. (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

ACCOUNT AND SHARE INFORMATION

DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 5:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Shareholder Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month. ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account, except accounts maintained by retirement plans, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,000,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS. Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

STATE AND LOCAL TAXES

In the opinion of Houston, Houston, & Donnelly, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

OTHER CLASSES OF SHARES

The Fund also offers other classes. Institutional Shares are sold at net asset value primarily to entities holding shares in an agency or fiduciary capacity, financial institutions, financial intermediaries and institutional investors and are subject to a minimum initial investment of $1,000,000.

All classes are subject to certain of the same expenses.

Institutional Shares are distributed with no 12b-1 Plan but are subject to shareholder services fees.

Expense differences between classes may affect the performance of each class.

To obtain more information and a prospectus for any other class, investors may call 1-800-341-7400.

PERFORMANCE INFORMATION

From time to time, the Fund advertises its yield, effective yield, and total return. The performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Advertisements and sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

 PRIME
 OBLIGATIONS FUND
 FINANCIAL HIGHLIGHTS -- INSTITUTIONAL
 SHARES
 (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

 Reference is made to the Report of Independent Public Accountants on page 32.

                                                     YEAR ENDED JULY  31,
                          1996       1995         1994        1993        1992       1991     1990(A)
NET ASSET VALUE,
BEGINNING OF
PERIOD                  $ 1.00      $ 1.00       $ 1.00       $ 1.00     $ 1.00     $ 1.00    $ 1.00
 INCOME FROM
 INVESTMENT
 OPERATIONS
 Net investment
 income                   0.05        0.06         0.03         0.03       0.05       0.07      0.03
LESS DISTRIBUTIONS
 Distributions
 from net
 investment income       (0.05)       (0.06)       (0.03)      (0.03)     (0.05)     (0.07)    (0.03)
NET ASSET VALUE,        $ 1.00       $ 1.00       $ 1.00      $ 1.00     $ 1.00     $ 1.00    $ 1.00
END OF PERIOD
TOTAL RETURN(B)           5.58%        5.65%        3.47%       3.25%      4.74%      7.30%     2.89%
RATIOS TO AVERAGE
NET ASSETS
 Expenses                 0.20%        0.20%        0.20%       0.20%      0.20%      0.20%     0.20%*
 Net investment
 income                   5.43%        5.60%        3.47%       3.20%      4.53%      6.54%     8.21%*
 Expense waiver/
 reimbursement(c)         0.36%        0.38%        0.14%       0.09%      0.10%      0.24%     0.68%*
SUPPLEMENTAL DATA
 Net assets, end
 of period
 (000 omitted)      $3,032,602   $2,457,797   $1,250,979  $1,098,159   $917,418   $473,593   $34,777

* Computed on an annualized basis.

(a) Reflects operations for the period from March 26, 1990 (date of initial public investment) to July 31, 1990.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

 PRIME OBLIGATIONS FUND
PRIME OBLIGATIONS FUND
 PORTFOLIO OF INVESTMENTS

 JULY 31, 1996

  PRINCIPAL
   AMOUNT                                                                                       VALUE
 BANK NOTES--1.5%
                BANKING--1.5%
 $ 16,000,000   Comerica Bank, Detroit, MI, 5.650%, 9/23/1996                              $   15,998,664
   10,000,000   Harris Trust & Savings Bank, Chicago, 5.500%, 3/26/1997                         9,996,261
   38,000,000   Mellon Bank NA, Pittsburgh, 5.750% - 5.780%, 9/26/1996 -
                10/16/1996                                                                     37,998,472
                  TOTAL BANK NOTES                                                             63,993,397
 BANKERS ACCEPTANCE--0.3%
                BANKING--0.3%
   13,500,000   KeyBank, N.A., 5.782%, 1/6/1997                                                13,167,015
 CERTIFICATE OF DEPOSIT--4.3%
                BANKING--4.3%
   30,000,000   Abbey National Bank PLC, London, 5.800%, 1/13/1997                             30,001,796
   80,000,000   Bayerische Vereinsbank AG, Munich, 5.380% - 5.420%, 9/30/1996 -
                10/1/1996                                                                      79,998,842
   21,000,000   Dresdner Bank Ag, Frankfurt, 5.026%, 2/26/1997                                 20,995,280
   15,000,000   First Alabama Bank, Birmingham, 5.430%, 10/15/1996                             14,999,950
   20,000,000   Mellon Bank NA, Pittsburgh, 5.680%, 12/10/1996                                 20,000,000
   20,000,000   Societe Generale, Paris, 5.480%, 10/3/1996                                     20,000,690
                   TOTAL CERTIFICATES OF DEPOSIT                                              185,996,558
 (A)COMMERCIAL PAPER--40.0%
                BANKING--7.5%
   61,000,000   ABN AMRO Bank N.V., Amsterdam, 5.013% - 5.077%, 8/5/1996 -
                8/27/1996                                                                      60,875,907
   65,000,000   Abbey National N.A. Corp., (Guaranteed by Abbey National Bank
                PLC, London), 5.413% - 5.645%, 10/21/1996 - 1/6/1997                           63,773,313
    4,135,000   Benedictine Health System, (Lasalle National Bank, Chicago LOC),
                5.706%, 10/15/1996                                                              4,086,543


PRIME OBLIGATIONS FUND

  PRINCIPAL
   AMOUNT                                                                                       VALUE
 (A)COMMERCIAL PAPER--CONTINUED
                BANKING--CONTINUED
 $ 90,000,000   Canadian Imperial Holdings, Inc., (Guaranteed by Canadian
                Imperial Bank of Commerce, Toronto), 5.372% - 5.373%, 8/30/1996            $   89,615,750
    7,900,000   City of Cleveland, (Union Bank of Switzerland, Zurich LOC,
                Credit Suisse, Zurich LOC), 5.590%, 10/3/1996                                   7,900,000
   75,000,000   Svenska Handelsbanken, Inc., (Guaranteed by Svenska
                Handelsbanken, Stockholm), 5.568%, 10/17/1996                                  74,119,313
   24,000,000   UBS Finance (Delaware), Inc., (Guaranteed by Union Bank of
                Switzerland, Zurich), 5.681%, 8/1/1996                                         24,000,000
                   Total                                                                      324,370,826
                ENTERTAINMENT--0.5%
   20,000,000   Disney (Walt) Holding Co., 5.336%, 9/6/1996                                    19,896,000
                FINANCE - AUTOMOTIVE--4.7%
  205,000,000   Ford Motor Credit Corp., 5.407% - 5.594%, 8/12/1996 - 10/28/1996              203,842,094
                FINANCE - COMMERCIAL--11.2%
   17,000,000   Alpha Finance Corp., Ltd., 5.563%, 10/11/1996                                  16,815,933
   15,000,000   Asset Securitization Cooperative Corp., 5.376%, 8/19/1996                      14,960,250
  153,500,000   Beta Finance, Inc., 4.992% - 5.550%, 8/2/1996 - 11/25/1996                    152,386,397
   49,700,000   CIESCO, Inc., 4.992% - 5.482%, 8/7/1996 - 9/20/1996                            49,402,828
   11,000,000   Corporate Asset Funding Co., Inc. (CAFCO), 5.502%, 10/10/1996                  10,884,072
   47,250,000   Falcon Asset Securitization Corp., 5.474%, 9/10/1996                           46,966,500
  132,000,000   General Electric Capital Corp., 5.323% - 5.764%, 9/27/1996 -
                1/29/1997                                                                     130,001,693
   45,177,000   Greenwich Funding Corp., 5.370% - 5.495%, 8/12/1996 - 9/23/1996                45,040,238
   17,500,000   Transamerica Finance Corp., 5.782%, 1/6/1997                                   17,068,353
                  Total                                                                       483,526,264
                FINANCE - RETAIL--10.2%
  196,800,000   American Express Credit Corp., 5.001% - 5.324%, 8/2/1996 -
                10/11/1996                                                                    196,048,654
   92,700,000   Associates Corp. of North America, 5.322% - 5.691%, 8/1/1996 -
                9/26/1996                                                                      92,455,998


PRIME OBLIGATIONS FUND

  PRINCIPAL
   AMOUNT                                                                                       VALUE
 (A)COMMERCIAL PAPER--CONTINUED
                FINANCE - RETAIL--CONTINUED
 $135,000,000   New Center Asset Trust, A1+/P1 Series, 5.412% - 5.717%, 9/23/1996 -
                1/3/1997                                                                  $   133,339,456
   21,000,000   Norwest Financial, Inc., 5.322%, 9/27/1996                                     20,829,760
                  Total                                                                       442,673,868
               OIL & OIL FINANCE--0.6%
   27,500,000  Koch Industries, Inc., 5.681%, 8/1/1996                                         27,500,000
               INSURANCE--4.8%
   10,000,000  Marsh & McLennan Cos., Inc., 5.214%, 10/11/1996                                  9,900,994
  166,000,000  CXC, Inc., (CAPMAC Surety Bond), 5.378% - 5.575%, 8/7/1996 -
               11/1/1996                                                                      164,252,316
   35,000,000  City of New York G.O. 1995-B, (Guaranteed by FGIC), 5.270%,
               8/21/1996                                                                       35,000,000
                  Total                                                                       209,153,310
                  TOTAL COMMERCIAL PAPER                                                    1,710,962,362
 CORPORATE NOTES--2.5%
               FINANCE - COMMERCIAL--0.6%
   25,000,000  Beta Finance, Inc., 5.540%-5.770%, 9/19/96 - 3/27/1997                          25,000,000
               FINANCE - EQUIPMENT--0.7%
   14,879,761  Caterpillar Financial Asset Trust 1996-A, 5.418%, 5/25/1997                     14,879,761
   17,397,141  Navistar Financial 1996-A Owner Trust, 5.250%, 6/15/1997                        17,391,469
                 Total                                                                         32,271,230
               FINANCE - RETAIL--0.1%
    3,000,000  Beneficial Corp., 9.350%, 2/3/1997                                               3,049,304
               FOOD & BEVERAGE--0.6%
   24,000,000  PepsiCo, Inc., 5.830%, 8/27/1996                                                24,000,612


PRIME OBLIGATIONS FUND

  PRINCIPAL
   AMOUNT                                                                                       VALUE
 CORPORATE NOTES--CONTINUED
                INSURANCE--0.3%
 $      5,853   Olympic Automobile Receivables Trust 1996-A, (Guaranteed by
                Financial Security Assurance, Inc.), 5.250%, 3/15/1997                          $   5,853
   12,740,000   S & S Financial International, (Guaranteed by Financial Security
                Assurance, Inc.), 10.125%, 12/16/1996                                          12,933,931
                  Total                                                                        12,939,784
                FINANCE-AUTO--0.2%
    7,219,254   WFS Financial Owner Trust 1996-A, 5.350%, 3/1/1997                              7,217,759
                  TOTAL CORPORATE NOTES                                                       104,478,689
 GOVERNMENT AGENCIES--0.1%
                FEDERAL HOME LOAN BANK NOTE--0.1%
    4,000,000   5.530%, 3/24/1997                                                               4,000,531
 (C)VARIABLE RATE INSTRUMENTS--23.4%
                BANKING--16.6%
    4,000,000   500 South Front St. LP, Series A, (Huntington National Bank,
                Columbus, OH LOC), 5.580%, 8/8/1996                                             4,000,000
    6,315,000   500 South Front St. LP, Series B, (Huntington National Bank,
                Columbus, OH LOC), 5.580%, 8/8/1996                                             6,315,000
    6,100,000   Abbott Foods, Series 1996, (Huntington National Bank, Columbus,
                OH LOC), 5.580%, 8/8/1996                                                       6,100,000
    6,100,000   Alabama State IDA, (SERIES 1994) Miltope Project, (First Alabama
                Bank, Birmingham LOC), 5.580%, 8/8/1996                                         6,100,000
   10,100,000   Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds,
                (Amsouth Bank N.A., Birmingham LOC), 5.490%, 8/7/1996                          10,100,000
    8,285,000   Alexandria Executive Club LP, (Huntington National Bank,
                Columbus, OH LOC), 5.580%, 8/8/1996                                             8,285,000
    8,800,000   Arrow N.A., Inc., (Huntington National Bank, Columbus, OH LOC),
                5.580%, 8/8/1996                                                                8,800,000
    3,500,000   Asset Holdings V, (Bayerische Vereinsbank AG, Munich LOC),
                5.580%, 8/8/1996                                                                3,500,000
   16,500,000   Association of American Medical Colleges, (Chemical Bank,
                New York LIQ), 5.618%, 8/7/1996                                                16,500,000


PRIME OBLIGATIONS FUND

  PRINCIPAL
   AMOUNT                                                                                       VALUE
 (C)VARIABLE RATE INSTRUMENTS--CONTINUED
                BANKING--CONTINUED
 $ 15,000,000   Australia & New Zealand Banking Group, Melbourne, 5.480%,
                8/2/1996                                                                   $   14,990,704
    4,000,000   Bardstown City, KY, (RJ Tower Project), (Series 1995), (Comerica, Inc.
                LOC), 5.520%, 8/8/1996                                                          4,000,000
   16,900,000   Beverly California Corp., (PNC Bank, N.A. LOC), 5.559%, 8/5/1996               16,900,000
    1,627,790   Bowling Green Manor L.P., (Huntington National Bank, Columbus,
                OH LOC), 5.580%, 8/8/1996                                                       1,627,790
   17,400,000   CMH Funding, (Huntington National Bank, Columbus, OH LOC),
                5.890%, 1/3/1997                                                               17,400,000
    7,231,000   Capital One Funding Corp., SERIES 1994-A, (Bank One, Columbus,
                N.A. LOC), 5.510%, 8/8/1996                                                     7,231,000
   23,771,000   Capital One Funding Corp., SERIES 1995-A, (Bank One, Indianapolis,
                IN LOC), 5.510%, 8/8/1996                                                      23,771,000
   24,558,000   Capital One Funding Corp., SERIES 1995-B, (Liberty National Bank &
                Trust Co. LOC), 5.510%, 8/8/1996                                               24,558,000
   20,472,000   Capital One Funding Corp., Series 1994-C, (Bank One, Cleveland,
                N.A. LOC), 5.510%, 8/8/1996                                                    20,472,000
    9,525,000   Capital One Funding Corp., Series 1994-D, (Liberty National Bank &
                Trust Co. LOC), 5.510%, 8/8/1996                                                9,525,000
   22,781,000   Capital One Funding Corp., Series 1995-F, (Bank One, Cleveland,
                N.A. LOC), 5.510%, 8/8/1996                                                    22,781,000
   11,800,000   Cloquet, MN, Series 1996-B Potlach Corp, (Credit Suisse, Zurich
                LOC), 5.500%, 8/7/1996                                                         11,800,000
    1,052,337   Clyde Manor LP, (Huntington National Bank, Columbus, OH LOC),
                5.580%, 8/8/1996                                                                1,052,337
    3,200,000   Columbia County, GA Development Authority, Series 1993,
                (SunTrust Banks, Inc. LOC), 5.550%, 8/7/1996                                    3,200,000
    3,950,000   Eastwinds Investment, Ltd., (Huntington National Bank, Columbus,
                OH LOC), 5.580%, 8/8/1996                                                       3,950,000
    7,215,000   Fort Craig LP, (Huntington National Bank, Columbus, OH LOC),
                5.580%, 8/8/1996                                                                7,215,000


PRIME OBLIGATIONS FUND

  PRINCIPAL
   AMOUNT                                                                                       VALUE
 (C)VARIABLE RATE INSTRUMENTS--CONTINUED
                BANKING--CONTINUED
 $  4,600,000   G.M.H. Enterprises, Inc., (Series 1995), (National City Bank,
                Cleveland, OH LOC), 5.500%, 8/8/1996                                        $   4,600,000
    3,500,000   Gerken Materials, Inc., (Huntington National Bank, Columbus,
                OH LOC), 5.580%, 8/8/1996                                                       3,500,000
    2,350,000   Grote Family LP, (Huntington National Bank, Columbus, OH LOC),
                5.580%, 8/8/1996                                                                2,350,000
   12,165,000   Hunt Club Apartments, Inc., (Huntington National Bank, Columbus,
                OH LOC), 5.580%, 8/7/1996                                                      12,165,000
    1,635,000   Jade Sterling Steel Co., Inc., (Huntington National Bank, Columbus,
                OH LOC), 5.580%, 8/8/1996                                                       1,635,000
      245,000   Kenny, Donald R. and Cheryl A., (Huntington National Bank,
                Columbus, OH LOC), 5.580%, 8/8/1996                                               245,000
    7,200,000   Kenny, Donald R. and Cheryl A., Series 1995-A, (National City Bank,
                Columbus, OH LOC), 5.580%, 8/8/1996                                             7,200,000
    8,150,000   Kenny, Donald R. and Cheryl A., Series 1995-B, (Huntington National
                Bank, Columbus, OH LOC), 5.580%, 8/8/1996                                       8,150,000
    3,600,000   Kokosing Construction Co., Inc., (National City Bank, Cleveland,
                OH LOC), 5.500%, 8/7/1996                                                       3,600,000
    2,883,000   Midwest Funding Corp., Series 1991 A Class A-1, (Bank One,
                Columbus, N.A. LOC), 5.510%, 8/8/1996                                           2,883,000
    3,510,000   Midwest Funding Corp., Series 1991 B, (Bank One, Columbus,
                N.A. LOC), 5.510%, 8/8/1996                                                     3,510,000
    4,714,000   Midwest Funding Corp., Series 1991-C, (Bank One, Columbus,
                N.A. LOC), 5.510%, 8/8/1996                                                     4,714,000
    4,120,000   Midwest Funding Corp., Series 1992-A, (Bank One, Columbus,
                N.A. LOC), 5.510%, 8/8/1996                                                     4,120,000
    1,578,000   Midwest Funding Corp., Series 1992-B, (Bank One, Columbus,
                N.A. LOC), 5.510%, 8/8/1996                                                     1,578,000
    3,863,000   Midwest Funding Corp., Series 1992-C, (Bank One, Columbus,
                N.A. LOC), 5.510%, 8/8/1996                                                     3,863,000
   13,000,000   Mississippi Business Finance Corp., Choctaw Foods, Inc.,
                (Rabobank Nederland, Utrecht LOC), 5.550%, 8/7/1996                            13,000,000


PRIME OBLIGATIONS FUND

  PRINCIPAL
   AMOUNT                                                                                       VALUE
 (C)VARIABLE RATE INSTRUMENTS--CONTINUED
                BANKING--CONTINUED
 $  8,130,000   Mississippi Business Finance Corp., Metalloy Project, (Comerica Bank,
                Detroit, MI LOC), 5.580%, 8/8/1996                                          $   8,130,000
   12,000,000   Mississippi Business Finance Corp., Series 1994, (Wachovia Bank of
                Georgia NA, Atlanta LOC), 5.618%, 8/7/1996                                     12,000,000
    2,000,000   Mississippi Business Finance Corp., Series 1995 Plantation Pointe,
                LP Project, (Amsouth Bank N.A., Birmingham LOC),
                5.580%, 8/8/1996                                                                2,000,000
    2,860,000   Nova University, Inc., Lease Revenue Bonds, Series 1993 Miami
                Dolphins Training Facility, (Sun Bank/South Florida LOC),
                5.550%, 8/7/1996                                                                2,860,000
    4,610,000   Olen Corp., (National City Bank, Cleveland, OH LOC), 5.500%,
                8/7/1996                                                                        4,610,000
    2,475,000   Orangeburg Convalescent Care Center, Inc., Series A 1995,
                (PNC Bank, Kentucky LOC), 5.559%, 8/5/1996                                      2,475,000
    1,700,000   PNC Bank, N.A., 5.380%, 8/2/1996                                                1,699,675
    4,994,000   Primex Funding Corp., (Bank One, Indianapolis, IN LOC),
                5.510%, 8/8/1996                                                                4,994,000
    3,000,000   Roby Company LP, (Huntington National Bank, Columbus,
                OH LOC), 5.580%, 8/8/1996                                                       3,000,000
    7,535,000   Roby Company LP, (Huntington National Bank, Columbus,
                OH LOC), 5.580%, 8/8/1996                                                       7,535,000
   13,150,000   Rooker, J.W., (Wachovia Bank of Georgia NA, Atlanta LOC),
                5.618%, 8/7/1996                                                               13,150,000
      250,000   Scranton Times, LP, (PNC Bank, N.A. LOC), 5.559%, 8/5/1996                        250,000
    6,720,000   Shenandoah Partners LP, (Huntington National Bank, Columbus,
                OH LOC), 5.580%, 8/8/1996                                                       6,720,000
    5,965,000   Springfield Limited Series A, (Union Bank of Switzerland,
                Zurich LOC), 5.580%, 8/8/1996                                                   5,965,000
   47,825,000   Terry Griffin Gate Partners, Ltd., SERIES 1995, (Liberty National
                Bank & Trust Co. LOC), 5.597%, 8/7/1996                                        47,825,000
    6,000,000   Van Dyne Crotty Co., Series 1996, (Huntington National Bank,
                Columbus, OH LOC), 5.580%, 8/8/1996                                             6,000,000


PRIME OBLIGATIONS FUND

  PRINCIPAL
   AMOUNT                                                                                       VALUE
 (C)VARIABLE RATE INSTRUMENTS--CONTINUED
                BANKING--CONTINUED
 $  3,194,000   Vista Funding Corp., (Bank One, Akron, N.A. LOC), 5.510%,
                8/8/1996                                                                    $   3,194,000
    5,468,000   Vista Funding Corp., (Series 1994-A), (Fifth Third Bank of
                Northwestern OH LOC), 5.587%, 8/1/1996                                          5,468,000
   11,386,000   Vista Funding Corp., (Series 1995-B), (Fifth Third Bank of
                Northwestern OH LOC), 5.587%, 8/8/1996                                         11,386,000
   10,313,000   Vista Funding Corp., (Series 1995-D), (Fifth Third Bank of
                Northwestern OH LOC), 5.587%, 8/8/1996                                         10,313,000
    9,133,000   Vista Funding Corp., (Series 1995-E), (Bank One, Dayton, N.A.
                LOC), 5.587%, 8/8/1996                                                          9,133,000
    6,000,000   Vulcan, Inc., (Amsouth Bank N.A., Birmingham LOC), 5.490%,
                8/8/1996                                                                        6,000,000
    1,001,431   Wauseon Manor II LP, (Huntington National Bank, Columbus,
                OH LOC), 5.580%, 8/8/1996                                                       1,001,431
    3,775,000   Wexner Heritage House, (Huntington National Bank, Columbus,
                OH LOC), 5.580%, 8/8/1996                                                       3,775,000
    2,385,000   YMCA of Central, OH, (Huntington National Bank, Columbus,
                OH LOC), 5.580%, 8/1/1996                                                       2,385,000
   20,000,000   (b)SMM Trust, (Series 1995-B), (Morgan Guaranty Trust Co.,
                New York Swap Agreement), 5.496%, 9/1/1996                                     20,000,000
   10,000,000   (b)SMM Trust, (Series 1995-N), (Morgan Guaranty Trust Co., New York
                Swap Agreement), 5.530%, 8/15/1996                                             10,000,000
    6,000,000   (b)SMM Trust, Series 1996-B, (Morgan Guaranty Trust Co., New York
                Swap Agreement), 5.515%, 9/1/1996                                               6,000,000
  105,000,000   (b)SMM Trust, Series 1996-I, (Morgan Guaranty Trust Co., New York
                Swap Agreement), 5.550%, 9/1/1996                                             105,000,000
   25,500,000   (b)SMM Trust, Series 1996-L, (Morgan Guaranty Trust Co., New York
                Swap Agreement), 5.546%, 8/15/1996                                             25,500,000
   35,000,000   (b)SMM Trust, Series 1996-V, (Morgan Guaranty Trust Co., New York
                Swap Agreement), 5.616%, 9/26/1996                                             35,000,000
                  Total                                                                       720,655,937


PRIME OBLIGATIONS FUND

  PRINCIPAL
   AMOUNT                                                                                       VALUE
 (C)VARIABLE RATE INSTRUMENTS--CONTINUED
                ELECTRICAL EQUIPMENT--0.6%
 $  5,839,750   GS Funding Corp., (Guaranteed by General Electric Co.), 5.559%,
                8/5/1996                                                                    $   5,839,750
   19,613,059   Northwest Airlines, Inc., (Guaranteed by General Electric Co.),
                5.585%, 8/5/1996                                                               19,613,059
                  Total                                                                        25,452,809
                FINANCE - RETAIL--0.9%
   37,000,000   Carco Auto Loan Master Trust 1993-2, (Series 1993-2 Class A1),
                5.550%, 8/15/1996                                                              37,000,000
                INSURANCE--2.9%
   30,000,000   (b)Peoples Security Life Insurance, 5.730%, 9/1/1996                           30,000,000
   10,000,000   (b)SunAmerica Life Insurance Co., 5.600%, 9/1/1996                             10,000,000
   89,000,000   Transamerica Occidental Life Insurance Company, 5.500%, 9/1/1996               89,000,000
                  Total                                                                       129,000,000
                MUNICIPAL--0.6%
   26,300,000   (b)Columbus, OH, 5.700%, 8/8/1996                                              26,300,000
                SOVEREIGN GOVERNMENT--1.8%
   78,000,000   Short Term Asset Corp., Secured Class F-1 Bonds, (European Bank for
                Reconstruction and Development LIQ), 5.516%, 8/13/1996                         78,000,000
                  TOTAL VARIABLE RATE INSTRUMENTS                                           1,016,408,746
 SHORT-TERM MUNICIPAL SECURITIES--1.0%
                BANKING--1.0%
   26,310,000   New Haven, CT, IDRB (Series 1994A), (Banque Nationale de Paris
                LOC), 5.300%, 11/15/1996                                                       26,263,127
    3,000,000   White Bear Lake, MN City of, (Series 1993), (Norwest Bank
                Minnesota, Minneapolis LOC), 5.830%, 8/8/1996                                   3,000,000
   12,400,000   New York City, NY, GO Bonds, Fiscal 1996 (Series A-2 Taxable),
                (Societe Generale, New York LOC), 5.550%, 9/6/1996                             12,400,000
                   TOTAL SHORT-TERM MUNICIPAL SECURITIES                                       41,663,127


PRIME OBLIGATIONS FUND

  PRINCIPAL
   AMOUNT                                                                                       VALUE
 TIME DEPOSITS --12.5%
                BANKING--12.5%
 $ 25,000,000   Canadian Imperial Bank of Commerce, Toronto, 5.688%, 8/1/1996              $   25,000,000
   93,000,000   Mellon Bank NA, Pittsburgh, 5.750%, 8/1/1996                                   93,000,000
   25,000,000   Nationsbank, N.A., 5.750%, 8/1/1996                                            25,000,000
  100,000,000   Royal Bank of Canada, Montreal, 5.750%, 8/1/1996                              100,000,000
  100,000,000   Swiss Bank Corp., Basle, 5.750%, 8/1/1996                                     100,000,000
  150,000,000   Bank of Tokyo-Mitsubishi Ltd., 5.750%, 8/1/1996                               150,000,000
   50,000,000   Toronto-Dominion Bank, 5.750%, 8/1/1996                                        50,000,000
                  TOTAL TIME DEPOSITS                                                         543,000,000
 U.S. TREASURY--1.6%
                U.S. TREASURY NOTES--1.6%
   70,000,000   6.875%-7.50%, 1/31/1997-3/31/1997                                              70,662,511
 (d)Repurchase Agreements--12.3%
  125,000,000   BA Securities, Inc., 5.680%, dated 7/31/1996, due 8/1/1996                    125,000,000
  152,752,000   Goldman Sachs & Company, 5.750%, dated 7/31/1996, due 8/1/1996                152,752,000
   50,000,000   (e)Lehman Brothers, Inc., 5.320%, dated 7/23/1996, due 8/23/1996               50,000,000
   50,000,000   State Street Bank and Trust Co., 5.640%, dated 7/31/1996,
                due 8/1/1996                                                                   50,000,000
  154,975,000   UBS Securities, Inc., 5.650%, dated 7/31/1996, due 8/1/1996                   154,975,000
                  TOTAL REPURCHASE AGREEMENTS                                                 532,727,000
                  TOTAL INVESTMENTS (AT AMORTIZED COST)(F)                                 $4,287,059,936


(a) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At July 31, 1996, these securities amounted to $267,800,000 which represents 6.2% of net assets.

(c) Current rate and next reset date shown.

(d) The repurchase agreements are fully collateralized by U.S.government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(e) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days if the credit worthiness of the issuer is downgraded.

(f) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($4,329,621,170) at July 31, 1996.

The following acronym(s) are used throughout this portfolio:

CAPMAC -- Capital Municipal Assurance Corporation
FGIC -- Financial Guaranty Insurance Company
GO -- General Obligation
IDA -- Industrial Development Authority
IDRB -- Industrial Development Revenue Bond
LIQ -- Liquidity Agreement
LOC -- Letter of Credit
LP -- Limited Partnership
LTD -- Limited
PLC -- Public Limited Company

(See Notes which are an integral part of the Financial Statements)

 PRIME OBLIGATIONS FUND
 STATEMENT OF ASSETS AND LIABILITIES

 JULY 31, 1996

ASSETS:
 Investments in repurchase agreements                   $  532,727,000
 Investments in securities                               3,754,332,936
   Total investments in securities, at
   amortized cost and value                                               $ 4,287,059,936
 Income receivable                                                             16,062,570
 Receivable for shares sold                                                    75,093,179
   Total assets                                                             4,378,215,685
 LIABILITIES:
 Payable for investments purchased                           18,823,144
 Payable for shares
 redeemed                                                       362,839
 Income distribution payable                                 12,901,582
 Payable to Bank                                             15,768,177
 Accrued expenses                                               738,773
   Total liabilities                                                           48,594,515
 NET ASSETS for
 4,329,621,170 shares outstanding                                         $ 4,329,621,170
 NET ASSET VALUE, OFFERING PRICE AND
 REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $3,032,602,007 / 3,032,602,007 shares outstanding                                  $1.00
 INSTITUTIONAL SERVICE SHARES:
 $1,297,019,163 / 1,297,019,163 shares outstanding                                  $1.00


 (See Notes which are an integral part of the Financial Statements)

 PRIME OBLIGATIONS FUND
 STATEMENT OF OPERATIONS

 YEAR ENDED JULY 31, 1996

 INVESTMENT INCOME:
 Interest                                                                  $ 211,121,933
 EXPENSES:
 Investment advisory fee                                    $ 7,504,715
 Administrative personnel and services fee                    2,837,919
 Custodian fees                                                 337,869
 Transfer and dividend disbursing agent fees
 and expenses                                                    71,021
 Directors'/Trustees' fees                                       49,742
 Auditing fees                                                   15,064
 Legal fees                                                      39,704
 Portfolio accounting fees                                      258,365
 Shareholder services fee -- Institutional
 Shares                                                       7,451,775
 Shareholder services fee -- Institutional
 Service Shares                                               1,929,119
 Share registration costs                                       464,188
 Printing and postage                                            18,039
 Insurance premiums                                              58,313
 Taxes                                                           95,432
 Miscellaneous                                                   34,198
 Total expenses                                              21,165,463
 Waivers --
   Waiver of investment advisory fee          $(4,114,750)
   Waiver of shareholder services fee --
   Institutional Shares                       (7,451,775)
      Total waivers                                         (11,566,525)
          Net expenses                                                         9,598,938
           Net investment income                                           $ 201,522,995


 (See Notes which are an integral part of the Financial Statements)

 PRIME OBLIGATIONS FUND
 STATEMENT OF CHANGES IN NET ASSETS

                                                         YEAR ENDED JULY 31,
                                                    1996                     1995
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                        $     201,522,995       $     122,465,120
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income:
   Institutional Shares                            (161,912,538)           (109,911,005)
   Institutional Service Shares                     (39,610,457)            (12,554,115)
      Change in net assets resulting from
      distributions to shareholders                (201,522,995)           (122,465,120)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                    39,825,611,659          28,128,464,929
 Net asset value of shares issued to
 shareholders in payment of
 distributions declared                              61,968,216              34,127,138
 Cost of shares redeemed                        (38,516,710,023)        (26,464,207,220)
   Change in net assets resulting
   from share transactions                        1,370,869,852           1,698,384,847
      Change in net assets                        1,370,869,852           1,698,384,847
 NET ASSETS:
 Beginning of period                              2,958,751,318           1,260,366,471
 End of period                                $   4,329,621,170        $  2,958,751,318


 (See Notes which are an integral part of the Financial Statements)

PRIME OBLIGATIONS FUND
NOTES TO FINANCIAL STATEMENTS

JULY 31, 1996

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Prime Obligations Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal.

The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS -- The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS -- It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES -- Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Additional information on each restricted security held at July 31, 1996 is as follows:

 SECURITY                            ACQUISITION DATE    ACQUISITION COST
 Peoples Security Life Insurance         07/08/96        $  30,000,000
 SunAmerica Life Insurance Co.           05/28/96           10,000,000
 Columbus, OH                            01/30/96           26,300,000
 SMM Trust Series 1995-B                 08/04/95           20,000,000
 SMM Trust Series 1995-N                 11/03/95           10,000,000
 SMM Trust Series 1996-B                 07/30/96            6,000,000
 SMM Trust Series 1996-I                 05/23/96          105,000,000
 SMM Trust Series 1996-L                 06/12/96           25,500,000
 SMM Trust Series 1996-V                 03/18/96           35,000,000


USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At July 31, 1996, capital paid-in aggregated $4,329,621,170. Transactions in shares were as follows:

                                                   YEAR ENDED JULY 31,
                                                 1996                  1995
 INSTITUTIONAL SHARES                           SHARES                SHARES
 Shares sold                                29,766,228,647         23,850,176,668
 Shares issued to shareholders in
 payment of distributions declared              45,035,407             27,352,248
 Shares redeemed                           (29,236,459,220)       (22,670,711,004)
  Net change resulting from
  Institutional Share transactions             574,804,834          1,206,817,912
                                                   YEAR ENDED JULY 31,
                                                 1996                  1995
 INSTITUTIONAL SERVICE SHARES                  SHARES                 SHARES
 Shares sold                                10,059,383,012          4,278,288,261
 Shares issued to shareholders in
 payment of distributions declared              16,932,809              6,774,890
 Shares redeemed                            (9,280,250,803)        (3,793,496,216)
  Net change resulting from
  Institutional Service Share
  transactions                                 796,065,018            491,566,935
  Net change resulting from share
  transactions                               1,370,869,852          1,698,384,847


4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE --Federated Management, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE --Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay up to 0.25% of average daily net assets of the Institutional Service Shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. For the period ended July 31, 1996, the Institutional Service Shares did not incur a shareholder services fee. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees of MONEY MARKET OBLIGATIONS TRUST
(Prime Obligations Fund):

We have audited the accompanying statement of assets and liabilities of Prime Obligations Fund (an investment portfolio of Money Market Obligations Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of July 31, 1996, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial portion of Prime Obligations Fund (an investment portfolio of Money Market Obligations Trust) as of July 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                        ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
August 20, 1996

ADDRESSES

Prime Obligations Fund
       Institutional Service Shares      Federated Investors Tower
                                         Pittsburgh, PA 15222-3779

Distributor
        Federated Securities Corp.       Federated Investors Tower
                                         Pittsburgh, PA 15222-3779

Investment Adviser
        Federated Management              Federated Investors Tower
                                          Pittsburgh, PA 15222-3779

Custodian
        State Street Bank and c/o         Federated Services Company
        Trust Company                     P.O. Box 8600
                                          Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
        Federated Shareholder             P.O. Box 8600
        Services Company                  Boston, MA 02266-8600

Independent Public Accountants
        Arthur Andersen LLP               2100 One PPG Place
                                          Pittsburgh, PA 15222


PRIME OBLIGATIONS FUND

(A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST)
INSTITUTIONAL SERVICE SHARES
PROSPECTUS

A Portfolio of
Money Market Obligations Trust,
an Open-End Management
Investment Company

Prospectus dated September 30, 1996

[IMAGE]

Cusip 60934N708
601352-02 (9/96)


                            PRIME OBLIGATIONS FUND
               (A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST)
              INSTITUTIONAL SHARES, INSTITUTIONAL SERVICE SHARES
                     STATEMENT OF ADDITIONAL INFORMATION
   This Statement of Additional Information should be read with the prospectus(es) of Prime Obligations Fund (the ``Fund'), a portfolio of Money Market Obligations Trust (the ``Trust') dated September 30, 1996. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PA 15222-3779
                      Statement dated September 30, 1996
Federated Securities Corp. is the distributor of the Funds and is a subsidiary of Federated Investors.
Cusip 60934N708
Cusip 60934N203
G01352-03 (9/96)



INVESTMENT POLICIES                            1

 Acceptable Investments                        1
 U.S. government Securities                    1
 Bank Instruments                              1
 Ratings                                       1
 When-Issued and Delayed Delivery Transactions 1
 Repurchase Agreements                         1
 Reverse Repurchase Agreements                 2
 Credit Enhancement                            2
 Lending of Portfolio Securities               2
INVESTMENT LIMITATIONS                         2

 Regulatory Compliance                         4
MONEY MARKET OBLIGATIONS TRUST MANAGEMENT      5

 Share Ownership                               8
 Trustees Compensation                         9
 Trustee Liability                             9
INVESTMENT ADVISORY SERVICES                  10

 Investment Adviser                           10
 Advisory Fees                                10
BROKERAGE TRANSACTIONS                        10

OTHER SERVICES                                11

 Fund Administration                          11
SHAREHOLDER SERVICES AGREEMENT                11

 Custodian and Portfolio Accountant           11



 Transfer Agent                               11
 Independent Public Accountants               11
DETERMINING NET ASSET VALUE                   11

REDEMPTION IN KIND                            12

MASSACHUSETTS PARTNERSHIP LAW                 12

THE FUND'S TAX STATUS                         12

PERFORMANCE INFORMATION                       12

 Yield                                        12
 Effective Yield                              12
 Total Return                                 13
 Performance Comparisons                      13
 Economic and Market Information              13
ABOUT FEDERATED INVESTORS                     14



INVESTMENT POLICIES

Unless indicated otherwise, the policies described below may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective. ACCEPTABLE INVESTMENTS
When determining whether a security presents minimal credit risks, the investment adviser will consider the creditworthiness of: the issuer of the security; the issuer of any demand feature applicable to the security; or any guarantor of either the security or any demand feature.
U.S. GOVERNMENT SECURITIES
The types of U.S. government securities in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:
     othe full faith and credit of the U.S. Treasury;
     othe issuer's right to borrow from the U.S. Treasury;
     othe discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or
     othe credit of the agency or instrumentality issuing the obligations. BANK INSTRUMENTS
The instruments of banks and savings associations whose deposits are insured by the Bank Insurance Fund (`BIF'') or the Savings Association Insurance Fund (`SAIF''), such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances, are not necessarily guaranteed by those organizations. In addition to domestic bank instruments, the Fund may invest in: Eurodollar Certificates of Deposit issued by foreign branches of U.S. or foreign banks; Eurodollar Time Deposits, which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks; Canadian Time Deposits, which are U.S. dollar-denominated deposits issued by branches of major Canadian banks located in the United States; and Yankee Certificates of Deposit, which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the United States.
RATINGS
An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated A-1 or A-1+ by Standard & Poor's Ratings Group (`S&P''), Prime-1 by Moody's Investors Service, Inc. (`Moody's''), or F-1 (+ or -) by Fitch Investors Service, Inc. (`Fitch'') are all considered rated in the highest short-term rating category. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in the highest short-term rating category; currently, such securities must be rated by two NRSROs in their highest rating category. See `Regulatory Compliance.''
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund in a dollar amount sufficient to make payment for the securities to be purchased are: segregated on the Fund`s records at the trade date; marked to market daily; and maintained until the transaction is settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.



REPURCHASE AGREEMENTS
The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.


REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. However, liquid assets of the Fund, in a dollar amount sufficient to make payment for the securities to be purchased, are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled.
CREDIT ENHANCEMENT
The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the `credit enhancer''), rather than the issuer. Generally, the Fund will not treat credit-enhanced securities as being issued by the credit enhancer for diversification purposes. However, under certain circumstances applicable regulations may require the Fund to treat securities as having been issued by both the issuer and the credit enhancer.
LENDING OF PORTFOLIO SECURITIES
The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker.
INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.
ISSUING SENIOR SECURITIES AND BORROWING MONEY
The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.
PLEDGING ASSETS
The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings.
LENDING CASH OR SECURITIES
The Fund will not lend any assets, except portfolio securities. This shall not prevent the Fund from engaging in transactions permitted by its investment objective, policies, and limitations or the Trust's Declaration of Trust.
INVESTING IN COMMODITIES
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.
INVESTING IN REAL ESTATE
The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate. UNDERWRITING
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.



CONCENTRATION OF INVESTMENTS
The Fund will not invest 25% or more of the value of its total assets in any one industry except that the Fund will invest 25% or more of the value of its total assets in commercial paper issued by finance companies. The Fund may invest 25% or more of the value of its total assets in cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies, or instrumentalities and repurchase agreements collateralized by such U.S. government securities.
DIVERSIFICATION OF INVESTMENTS
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.
The above limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
INVESTING IN RESTRICTED SECURITIES
The Fund will not invest more than 10% of its total assets in securities subject to restrictions on resale under federal securities law, except for restricted securities determined to be liquid under criteria established by the Trustees.



INVESTING IN ILLIQUID SECURITIES
The Fund will not invest more than 10% of the value of its net assets in illiquid securities.
INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund will not purchase securities of other investment companies, except as part of a merger, consolidation, or other acquisition.
INVESTING IN NEW ISSUERS
The Fund will not invest more than 5% of the value of its total assets in securities of issuers which have records of less than three years of continuous operations, including the operation of any predecessor. INVESTING FOR CONTROL
The Fund will not invest in securities of a company for the purpose of exercising control or management.
INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES The Fund will not purchase or retain the securities of any issuer if the Officers and Trustees of the Trust or its investment adviser, owning individually more than .50 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.
INVESTING IN OPTIONS
The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.
INVESTING IN MINERALS
The Fund will not purchase or sell interests in oil, gas, or other mineral exploration or development programs or leases, although it may purchase the securities of issuers which invest in or sponsor such programs.
For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be `cash items.'' Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.
REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will also determine the effective maturity of its investments , as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


MONEY MARKET OBLIGATIONS TRUST MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Money Market Obligations Trust, and principal occupations.



John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds.


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Trustee, University of Pittsburgh; Director or Trustee of the Funds.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee



President, Investment Properties Corporation; Senior Vice-President, John
R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Trustee of the
Funds.



Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.


Peter E. Madden
Seacliff
562 Bellevue Avenue
Newport, RI
Birthdate:  March 16, 1942
Trustee



Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.


Gregor F. Meyer
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney, Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.



Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University, U.S. Space Foundation and Czech Management Center; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center; Director or Trustee of the Funds.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/Marketing/Conference Planning, Manchester Craftsmen's Guild; Restaurant Consultant, Frick Art & History Center; Conference Coordinator, University of Pittsburgh Art History Department; Director or Trustee of the Funds.


Edward C. Gonzales
Federated Investors Tower



Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President , Secretary and Treasurer
Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.



Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


     *This Trustee is deemed to be an ``interested person'' as defined in the Investment Company Act of 1940.
     @Member of the Executive Committee. The Executive Committee of the
      Board of Trustees handles the responsibilities of the Board between meetings of the Board.
As referred to in the list of Trustees and Officers, `Funds'' includes the following investment companies:
111 Corcoran Funds; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated



Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; Fortress Utility Fund, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; and World Investment Series, Inc.
SHARE OWNERSHIP
Officers and Trustees as a group own less than 1% of the Fund`s outstanding shares.
As of September 3, 1996, the following shareholders of record owned 5% or more of the outstanding Institutional Shares of the Prime Obligations Fund:
Key Trust Company, Brooklyn, OH, owned approximately 146,853,466 shares(5.10%); VAR and Company, Saint Paul, MN, owned approximately 252,324,458 shares (8.76%).



As of September 3, 1996, the following shareholders of record owned 5% or more of the outstanding Institutional Service Shares of the Prime
Obligations Fund: LABA and Company, Chicago, IL, owned approximately 257,139,701 shares(20.52%); Peoples Bank, Bridgeport, CT, owned approximately 133,071,114 shares (10.62%); VAR and Company, Saint Paul, MN, owned approximately 76,150,006 shares (6.08%).


TRUSTEES COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM                  TOTAL COMPENSATION PAID
TRUST              TRUST*#                FROM FUND COMPLEX +


John F. Donahue          $0        $0 for the Trust and
Chairman and Trustee               54 other investment companies in the
Fund Complex
Thomas G. Bigley++       $3,045.86 $86,331 for the Trust and
Trustee                            54 other investment companies in the
Fund Complex
John T. Conroy, Jr.      $3,699.37 $115,760 for the Trust and
Trustee                            54 other investment companies in the
Fund Complex
William J. Copeland      $3,699.37 $115,760 for the Trust and
Trustee                            54 other investment companies in the
Fund Complex



J. Christopher Donahue   $0        $0 for the Trust and
President and Trustee              16 other investment companies in the
Fund Complex
James E. Dowd            $3,699.37 $115,760 for the Trust and
Trustee                            54 other investment companies in the
Fund Complex
Lawrence D. Ellis, M.D.  $3,045.36 $104,898 for the Trust and
Trustee                            54 other investment companies in the
Fund Complex
Edward L. Flaherty, Jr.  $3,699.37 $115,760 for the Trust and
Trustee                            54 other investment companies in the
Fund Complex
Peter E. Madden          $3,045.36 $104,898 for the Trust and
Trustee                            54 other investment companies in the
Fund Complex
Gregor F. Meyer          $3,045.36 $104,898 for the Trust and
Trustee                            54 other investment companies in the
Fund Complex
John E. Murray, Jr.,     $3,045.36 $104,898 for the Trust and
Trustee                            54 other investment companies in the
Fund Complex
Wesley W. Posvar         $3,045.36 $104,898 for the Trust and
Trustee                            54 other investment companies in the
Fund Complex
Marjorie P. Smuts        $3,045.36 $104,898 for the Trust and
Trustee                            54 other investment companies in the
Fund Complex




*Information is furnished for the fiscal year ended July 31, 1996.
#The aggregate compensation is provided for the Trust which is comprised of six portfolios.
+The information is provided for the last calendar year.
++ Mr. Bigley served on 39 investment companies in the Federated Funds Complex from January 1 through September 30, 1995. On October 1, 1995, he was appointed a Trustee on 15 additional Federated Funds
TRUSTEE LIABILITY
The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.


INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER
The Fund's investment adviser is Federated Management. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.
The adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
ADVISORY FEES
For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended July 31, 1996, 1995, and 1994, the adviser earned $7,504,715, $4,370,903, and $2,368,688 respectively, of which $4,114,750, $2,828,160, and $1,615,921, respectively, were waived.
   STATE EXPENSE LIMITATIONS
     The adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2-1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1-1/2% per year of the remaining average net assets, the adviser will reimburse the Fund for its expenses over the limitation.
     If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the adviser will be limited, in any single fiscal year, by the amount of the investment advisory fees.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.



BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended July 31, 1996, 1995 and 1994 the Fund paid no brokerage commissions.
Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.


OTHER SERVICES

FUND ADMINISTRATION
Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994 to March 1, 1996, Federated Administrative Services served as the Fund's Administrator. Prior to March 1, 1994, Federated Administrative Services, Inc. served as the Fund's Administrator. Both former Administrators are subsidiaries of Federated Investors. For purposes of this Statement of Additional Information, Federated Services Company, Federated Administrative Services and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the `Administrators. For the fiscal years ended July 31, 1996, 1995 and 1994, the Administrators earned $2,837,919, $1,654,387, and $762,145, respectively.
SHAREHOLDER SERVICES AGREEMENT

This arrangement permits the payment of fees to Federated Shareholder Services and financial institutions to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses. By adopting the Shareholder Services Agreement, the Board of Trustees expects that the Fund will benefit by: (1) providing personal services to shareholders;
(2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts. For the fiscal period ending July 31, 1996, the Fund paid shareholder service fees in the amount of $1,929,119 pursuant to the Shareholder Services Agreement on behalf of Institutional Service Shares, all of which was paid to financial institutions.
CUSTODIAN AND PORTFOLIO ACCOUNTANT
State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.



TRANSFER AGENT
Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders. INDEPENDENT PUBLIC ACCOUNTANTS
The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, PA.
DETERMINING NET ASSET VALUE

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the `Rule'') promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at



$1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.
REDEMPTION IN KIND

The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.
MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.
THE FUND'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.
PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.



YIELD
The yield is calculated based upon the seven days ending on the day of the calculation, called the `base period.'' This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.
For the seven-day period ended July 31, 1996, the yield for Institutional Shares and Institutional Service Shares was 5.25% and 5.00%, respectively. EFFECTIVE YIELD
The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.


For the seven-day period ended July 31, 1996, the effective yield for Institutional Shares and Institutional Service Shares was 5.39%, and 5.13%, respectively.
TOTAL RETURN
Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.
Prior to the creation of separate classes of shares, for the one-year and five -year periods ended July 31, 1996 and for the period from May 26, 1990 (start of performance) to July 31, 1996, the average annual total returns were 5.58%, 4.53%, and 5.18%, respectively for Institutional Shares.
For the one-year period ended July 31, 1996 and for the period from July 5, 1994 (date of initial public offering) through July 31, 1995, the average annual total returns were 5.32% and 5.31%, respectively, for Institutional Service Shares.
PERFORMANCE COMPARISONS
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
     OLIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.
     oDONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.



     oMONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.
     O    BANK RATE MONITOR(C) NATIONAL INDEX, Miami Beach, Florida,
      published weekly, is an average of the interest rates of personal money market deposit accounts at ten of the largest banks and thrifts in each of the five largest Standard Metropolitan
      Statistical Areas. If more than one rate is offered, the lowest rate is used. Account minimums and compounding methods may vary.
Advertisements and other sales literature for the Fund may quote total returns which are calculated on non-standardized base periods. These total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.
Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.
ECONOMIC AND MARKET INFORMATION
Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.


ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.
In the money market sector, Federated Investors gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1995, Federated Investors managed more than $40.2 billion in assets across approximately 47 money market funds, including 17 government, 10 prime and 20 municipal with assets approximating $20.9 billion, $11.5 billion and $7.8 billion, respectively.
J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson,



Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international portfolios.
MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3 trillion to the more than 5,500 funds available.*
Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales. BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned its high rankings in several DALBAR Surveys. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.



*Source: Investment Company Institute




TAX-FREE OBLIGATIONS FUND

(A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST)
INSTITUTIONAL SHARES

PROSPECTUS

The Institutional Shares of Tax-Free Obligations Fund (the "Fund") offered by this prospectus represent interests in a portfolio of Money Market Obligations Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests in municipal securities to provide dividend income exempt from federal regular income tax consistent with stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR



GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated September 30, 1996, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov.).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



Prospectus dated September 30, 1996

TABLE OF CONTENTS



 SUMMARY OF FUND EXPENSES                 1
 FINANCIAL HIGHLIGHTS --
  INSTITUTIONAL SHARES                    2
 GENERAL INFORMATION                      3
 INVESTMENT INFORMATION                   3
  Investment Objective                    3
  Investment Policies                     3
  Municipal Securities                    5
  Investment Risks                        6
  Investment Limitations                  6
 TRUST INFORMATION                        6
  Management of the Trust                 6
  Distribution of Institutional Shares    7
  Administration of the Fund              8
 NET ASSET VALUE                          8
 HOW TO PURCHASE SHARES                   8
 HOW TO REDEEM SHARES                     9
 ACCOUNT AND SHARE INFORMATION           10
 TAX INFORMATION                         11
  Federal Income Tax                     11
  State and Local Taxes                  11
 OTHER CLASSES OF SHARES                 12
 PERFORMANCE INFORMATION                 12
 FINANCIAL HIGHLIGHTS --
  INSTITUTIONAL SERVICE SHARES           13
 FINANCIAL STATEMENTS                    14



 REPORT OF INDEPENDENT PUBLIC
ACCOUNTANTS                              42
 ADDRESSES                               43






SUMMARY OF FUND EXPENSES



                            INSTITUTIONAL SHARES
                      SHAREHOLDER TRANSACTION EXPENSES
 Maximum Sales Charge Imposed on Purchases
     (as a percentage of offering price)                                           None
Maximum Sales Charge Imposed on Reinvested Dividends
     (as a percentage of offering price)                                           None
 Contingent Deferred Sales Charge (as a percentage of original purchase
     price or redemption proceeds, as applicable)                                  None
 Redemption Fee (as a percentage of amount redeemed, if applicable)                None
 Exchange Fee                                                                      None
                               ANNUAL OPERATING EXPENSES
                       (As a percentage of average net assets)
 Management Fee (after waiver)(1)                                                  0.09%
 12b-1 Fee                                                                         None
 Total Other Expenses                                                              0.11%
     Shareholder Services Fee (after waiver)(2)                            0.00%
          Total Operating Expenses(3)                                              0.20%




(1) The management fee has been reduced to reflect the waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.20%.

(2) The shareholder services fee has been reduced to reflect the voluntary waiver of the shareholder services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximun shareholder services fee is 0.25%

(3) Total operating expenses would have been 0.56% absent the voluntary waiver of a portion of the management fee and the shareholder services fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Trust Information" and "How to Purchase Shares." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.



EXAMPLE                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
You would pay the following expenses on a $1,000
investment assuming (1) 5% annual return and
(2) redemption at the end of each time period       $2       $6        $11       $26





THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


 TAX-FREE OBLIGATIONS FUND
 FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SHARES
 (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

 Reference is made to the Report of Independent Public Accountants on page 42.



                                                YEAR ENDED JULY 31,
                             1996          1995       1994      1993       1992       1991     1990(A)
NET ASSET VALUE,
BEGINNING OF PERIOD          $ 1.00      $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
INCOME FROM
INVESTMENT
OPERATIONS
 Net investment
 income                       0.03         0.04       0.02       0.03       0.04       0.05       0.04
LESS DISTRIBUTIONS
 Distributions
 from net
 investment income           (0.03)       (0.04)     (0.02)     (0.03)     (0.04)     (0.05)     (0.04)
NET ASSET VALUE,
END OF PERIOD               $ 1.00       $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
TOTAL RETURN(B)               3.55%        3.64%      2.45%      2.54%      3.73%      5.13%      3.70%
RATIOS TO AVERAGE
NET ASSETS
 Expenses                     0.20%        0.20%      0.20%      0.20%      0.20%      0.20%      0.20%*
 Net investment income        3.46%        3.62%      2.41%      2.49%      3.58%      4.93%      5.75%*
 Expense waiver/
 reimbursement(c)             0.36%        0.39%      0.15%      0.14%      0.17%      0.26%      0.21%*
SUPPLEMENTAL DATA
 Net assets, end
 of period



 (000 omitted)          $1,514,979   $1,295,458   $789,755   $454,119   $308,855   $165,669   $145,552
* Computed on an annualized basis.





(a) Reflects operations for the period from December 12, 1989 (date of initial public investment) to July 31, 1990.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated October 3, 1988. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees has established two classes of shares known as Institutional Shares and Institutional Service Shares. This prospectus relates only to Institutional Shares of the Fund, which are designed primarily for entities holding shares in an agency or fiduciary capacity, financial institutions, financial intermediaries and institutional investors as a convenient means of accumulating an interest in a professionally managed, portfolio investing primarily in short-term municipal securities. The Fund may not be a suitable investment for retirement plans because it invests in municipal securities. A minimum initial investment of $1,000,000 over a one year period is required.

The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide dividend income exempt from federal regular income tax consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of municipal securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal regular income tax. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) Unless indicated otherwise, the investment policies may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund invests primarily in debt obligations issued by or on behalf of states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax (" Municipal Securities"). Examples of Municipal Securities include, but are not limited to:

* tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues;

* bond anticipation notes that are intended to be refinanced through a later issuance of longer-term bonds;

* municipal commercial paper and other short-term notes;

* variable rate demand notes;

* municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and

* participation, trust, and partnership interests in any of the foregoing obligations.



VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

PARTICIPATION INTERESTS. The Fund may purchase interests in Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Municipal Securities.

MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.

CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price. The Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks.

DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.



WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets.

TEMPORARY INVESTMENTS. From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture,



the Fund may invest in tax-exempt or taxable securities, all of comparable quality to other securities in which the Fund invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other deposit institutions having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements (arrangements in which the organization selling the Fund a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

Although the Fund is permitted to make taxable, temporary investments, there is no current intention to do so. However, the interest from certain Municipal Securities is subject to the federal alternative minimum tax.

MUNICIPAL SECURITIES

Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.




The two principal classifications of Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of Municipal Securities acceptable for purchase by the Fund could become limited.

The Fund may invest in Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.

Obligations of issuers of Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.

INVESTMENT LIMITATIONS

The Fund will not borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge assets to secure such borrowings. These investment limitations cannot be changed without shareholder approval.

TRUST INFORMATION

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An



Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .20% of the Fund's average daily net assets. The adviser has undertaken to reimburse the Fund up to the amount of the advisory fee for operating expenses in excess of limitations established by certain states. Also, the adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF INSTITUTIONAL SHARES

Federated Securities Corp. is the principal distributor for Institutional Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.




State securities laws may require certain financial institutions such as depository institutions to register as dealers.

SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25% of the average daily net asset value of the Institutional Service Shares, computed at an annual rate, to obtain personal services for shareholders and provide maintenance of shareholder accounts ("shareholder services"). From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily.

Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services based upon shares owned by their clients or customers. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. The distributor may pay financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide certain services to shareholders. These services may include, but are not limited to, distributing prospectuses and other information, providing accounting assistance, and communicating or facilitating purchases and redemptions of shares. Any fees paid for these services by the distributor will be reimbursed by the adviser and not the Fund.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate as which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:



      MAXIMUM                   AVERAGE AGGREGATE
 ADMINISTRATIVE FEE              DAILY NET ASSETS
       .15%                  on the first $250 million
       .125%                  on the next $250 million
       .10%                   on the next $250 million
       .075%            on assets in excess of $750 million





The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares Federated Services Company may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Institutional Shares from the value of Fund assets attributable to Institutional Shares, and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

HOW TO PURCHASE SHARES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or by check. The Fund reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone. The minimum initial investment is $1,000,000. However, an account may be opened with a smaller amount as long as the minimum is reached within one year of opening the account. Minimum investments will be calculated by combining all accounts maintained with the Fund. Financial institutions may impose different minimum investment requirements on their customers.

PURCHASING SHARES BY WIRE. Shares may be purchased by Federal Reserve wire by calling the Fund before 3:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to:
Tax-Free Obligations Fund -- Institutional Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK. Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA
02266-8600. The check should be made payable to Tax-Free Obligations Fund -- Institutional Shares. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

INVEST-BY-PHONE. Once an account has been opened, a shareholder may use invest-by-phone for investments if an authorization form has been filed with Federated Shareholder Services Company, the transfer agent for shares of the Fund. Approximately two weeks after sending the form to Federated Shareholder Services Company, the shareholder may call Federated Shareholder Services Company to purchase shares. Federated Shareholder Services Company will send a request for monies to the shareholder's commercial bank, savings bank, or credit union ("bank") via the Automated Clearing House. The shareholder's bank, which must be an Automated Clearing House member, will then forward the monies to Federated Shareholder Services Company. The purchase is normally entered the next business day after the initial phone request. For further information and an application, call the Fund.

SUBACCOUNTING SERVICES. Financial institutions are encouraged to open single master accounts. A subaccounting system is available through the transfer agent to minimize internal recordkeeping requirements. The transfer agent charges a fee based on the level of subaccounting services rendered. Financial institutions may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services provided which may be related to the ownership of Fund shares. This prospectus should, therefore, be read together with any agreement between the customer and the financial institution with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed. State securities laws may require certain financial institutions such as depository institutions to register as dealers.

HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 12:00 noon (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.



In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities



Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

ACCOUNT AND SHARE INFORMATION

DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Shareholder Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.

ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,000,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS. Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.



Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase, within the limits of its investment policies, all types of municipal bonds, including private activity bonds.

The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

STATE AND LOCAL TAXES

These tax consequences apply whether dividends are received in cash or as additional shares.

In the opinion of Houston, Houston, & Donnelly, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.

Because interest received by the Fund may not be exempt from all state and local income taxes, shareholders may be required to pay state and local taxes on dividends received from the Fund. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

OTHER CLASSES OF SHARES

The Fund also offers other classes. Institutional Service Shares are sold at net asset value primarily to financial institutions, financial intermediaries and institutional investors and are subject to a minimum initial investment of $1,000,000.

All classes are subject to certain of the same expenses.

Institutional Service Shares are distributed with no 12b-1 Plan but are subject to shareholder services fees.

Expense differences between classes may affect the performance of each class.

To obtain more information and a prospectus for any other class, investors may call 1-800-341-7400.

PERFORMANCE INFORMATION



From time to time, the Fund advertises its yield, effective yield, tax-equivalent yield, and total return. The performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the Fund's tax-exempt yield, assuming a specific tax rate.

Advertisements and sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

 TAX-FREE OBLIGATIONS FUND
 FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SERVICE SHARES
 (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)




 Reference is made to the Report of Independent Public Accountants on page 42.



                                                        YEAR ENDED JULY 31,
                                                    1996      1995     1994(A)
 NET ASSET VALUE, BEGINNING OF PERIOD             $ 1.00     $ 1.00     $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                             0.03       0.03       0.002
 LESS DISTRIBUTIONS
  Distributions from net investment income         (0.03)     (0.03)     (0.002)
 NET ASSET VALUE, END OF PERIOD                   $ 1.00     $ 1.00     $ 1.00
 TOTAL RETURN(B)                                    3.29%      3.39%      0.18%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                          0.45%      0.45%      0.39%*
  Net investment income                             3.22%      3.48%      3.04%*
  Expense waiver/reimbursement(c)                   0.11%      0.14%      0.15%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)       $406,408   $252,016    $25,148




* Computed on an annualized basis.

(a) Reflects operations for the period from July 5, 1994 (date of initial public investment) to July 31, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

 TAX-FREE OBLIGATIONS FUND
 PORTFOLIO OF INVESTMENTS

 JULY 31, 1996



   PRINCIPAL
    AMOUNT                                                                                                   VALUE
 (A)SHORT-TERM MUNICIPALS--101.9%
                ALABAMA--4.1%
 $    3,140,000 Birmingham, AL Special Care Facilities Financing Authority, Capital
                Improvement Revenue Bonds (Series 1995) Weekly VRDNs
                (Methodist Home for the Aging, AL)/(SouthTrust Bank of Alabama,
                Birmingham LOC)                                                                         $   3,140,000
        700,000 Bon Air, AL IDB Weekly VRDNs (Avondale Mills, Inc.)/(SunTrust
                Bank, Atlanta LOC)                                                                            700,000
      3,500,000 Cherokee, AL IDB, IDR Refunding Bonds (Series 1993) Weekly
                VRDNs (BOC Group, Inc.)/(Wachovia Bank of Georgia NA,
                Atlanta LOC)                                                                                3,500,000
      1,500,000 Decatur, AL IDB, Revenue Refunding Bonds (Series 1993) Weekly
                VRDNs (Allied-Signal, Inc.)                                                                 1,500,000
      4,350,000 Eutaw, AL IDB Weekly VRDNs (Mississippi Power Co.)/(Mississippi
                Power Co. GTD)                                                                              4,350,000
      9,295,000 Homewood, AL IDA Weekly VRDNs (Mountain Brook Inn
                (Homewood AL))/(SouthTrust Bank of Alabama, Birmingham LOC)                                 9,295,000
        245,000 Huntsville, AL IDA Weekly VRDNs (Parkway Project (Huntsville,
                Al))/(First Alabama Bank, Birmingham LOC)                                                     245,000
      2,931,000 Irondale, AL IDB, Revenue Bonds (Series 1989) Weekly VRDNs
                (Collateral Mortgage, Ltd.)/(SouthTrust Bank of Alabama,
                Birmingham LOC)                                                                             2,931,000
      4,500,000 Jefferson County, AL, GO Warrants (Series 1996) Weekly VRDNs



                (Bayerische Landesbank Girozentrale LOC)                                                    4,500,000
      7,000,000 Jefferson County, AL, Sewer Revenue Warrants (Series 1995-A)
                Weekly VRDNs (Bayerische Landesbank Girozentrale LOC)                                       7,000,000
      2,900,000 Madison, AL IDA, (Series A) Weekly VRDNs (Executive Inn)/
                (Amsouth Bank NA, Birmingham LOC)                                                           2,900,000
      1,425,000 Marshall County, AL, Special Obligation School Refunding Warrant
                (Series 1994) Weekly VRDNs (Marshall County, AL Board of
                Education)/(First Alabama Bank, Birmingham LOC)                                             1,425,000






TAX-FREE OBLIGATIONS FUND



  PRINCIPAL
    AMOUNT                                                                                                   VALUE
 (A)SHORT-TERM MUNICIPALS--CONTINUED
                ALABAMA--CONTINUED
 $    2,500,000 Mobile, AL IDA Weekly VRDNs (McRae's Industries, Inc.)/
                (Nationsbank, NA LOC)                                                                   $   2,500,000
      3,500,000 Mobile, AL IDB, PCR (Series 1993A) Weekly VRDNs (Alabama
                Power Co.)/(Alabama Power Co. GTD)                                                          3,500,000
      9,250,000 Mobile, AL IDB, PCR (Series 1993B) Weekly VRDNs (Alabama Power
                Co.)/(Alabama Power Co. GTD)                                                                9,250,000
      4,155,000 Montgomery, AL BMC Special Care Facilities Finance Authority,
                (Series 94A) Weekly VRDNs (Baptist Medical Center, AL)/(Amsouth
                Bank NA, Birmingham LOC)                                                                    4,155,000
     10,230,000 Montgomery, AL IDB, Pollution Control & Solid Disposal Revenue,
                3.60% CP (General Electric Co.), Mandatory Tender 8/1/1996                                 10,230,000
        970,000 Tuscaloosa County, AL Port Authority, (Series 1989A) Weekly VRDNs
                (Capstone Hotel Ltd.)/(SouthTrust Bank of Alabama,
                Birmingham LOC)                                                                               970,000
      1,330,000 Tuscaloosa, AL IDB, Revenue Refunding Bonds (Series 1994) Weekly
                VRDNs (Harco, Inc.)/(Amsouth Bank NA, Birmingham LOC)                                       1,330,000
      4,425,000 Vincent, AL IDB Weekly VRDNs (Headquarters Partnership Project)/
                (National Australia Bank, Ltd., Melbourne LOC)                                              4,425,000
                 Total                                                                                     77,846,000
                ARIZONA--1.9%
      7,300,000 Apache County, AZ Weekly VRDNs (Tucson Electric Power Co.)/



                (Chemical Bank, New York LOC)                                                               7,300,000
      4,000,000 Arizona Health Facilities Authority Weekly VRDNs (University
                Physicians, Inc.)/(Bank One, Arizona NA LOC)                                                4,000,000
      6,800,000 Arizona Health Facilities Authority, Pooled Loan Program Revenue
                Bonds (Series 1885B) Weekly VRDNs (FGIC INS)/(Chemical Bank,
                New York LIQ)                                                                               6,800,000
      1,000,000 Arizona Insured Municipal Securities Trust, (Series 1996A) Weekly
                VRDNs (Chandler Street and Highway)/(MBIA INS)/
                (Norwest Bank Minnesota, Minneapolis LIQ)                                                   1,000,000
      1,500,000 Arizona Insured Municipal Securities Trust, (Series 1996C) Weekly
                VRDNs (Maricopa County, AZ University School District No. 93)/
                (FGIC INS)/(Norwest Bank Minnesota, Minneapolis LIQ)                                        1,500,000






TAX-FREE OBLIGATIONS FUND



  PRINCIPAL
    AMOUNT                                                                                                   VALUE
 (A)SHORT-TERM MUNICIPALS--CONTINUED
                ARIZONA--CONTINUED
 $    1,250,000 Arizona Insured Municipal Securities Trust, (Series 1996E) Weekly
                VRDNs (Scottsdale (Memorial Hospitals))/(AMBAC INS)/(Norwest
                Bank Minnesota, Minneapolis LIQ)                                                         $  1,250,000
     10,000,000 Coconino County, AZ Pollution Control Corporation, PCR Refunding
                Bonds (Series 1995E) Weekly VRDNs (Nevada Power Co.)/(Societe
                Generale, Paris LOC)                                                                       10,000,000
      5,000,000 Pima County, AZ IDA Weekly VRDNs (Tucson Electric Power Co.)/
                (Barclays Bank PLC, London LOC)                                                             5,000,000
                 Total                                                                                     36,850,000
                ARKANSAS--0.3%
      4,595,000 Little Rock, AR Pulaski County School District, (Series 1996), 3.85%
                TRANs, 12/30/1996                                                                           4,595,000
      1,000,000 Sheridan, AR IDA Weekly VRDNs (H.H. Robertson Co.)/(PNC Bank,
                NA LOC)                                                                                     1,000,000
                 Total                                                                                      5,595,000
                CALIFORNIA--7.7%
     27,585,000 California Public Capital Improvements Financing Authority, Trust
                Receipts (Series 1996 FR-3) Weekly VRDNs (MBIA INS)/
                (Bank of New York, New York LIQ)                                                           27,585,000
     22,000,000 California School Cash Reserve Program Authority, (Series A), 4.75%
                TRANs (MBIA INS), 7/2/1997                                                                 22,174,937



     20,000,000 California State, (Series A), 4.50% RANs, 6/30/1997                                        20,091,600
     22,000,000 California Statewide Communities Development Authority,
                (1996 Series A), 4.75% TRANs (FSA INS), 6/30/1997                                          22,144,709
      4,000,000 Livermore Valley, CA USD, (Series 1995-96), 4.75% TRANs, 9/19/1996                          4,003,599
      4,300,000 Lompoc, CA, 4.125% TRANs, 6/30/1997                                                         4,309,599
     26,000,000 Los Angeles County, CA Unified School District, 4.50% TRANs,
                6/30/1997                                                                                  26,171,257
      3,500,000 Los Angeles, CA Wastewater System, Tender Option Certificates
                (Series 1995H) Weekly VRDNs (MBIA INS)/(Swiss Bank Corp.,
                Basle LIQ)                                                                                  3,500,000






TAX-FREE OBLIGATIONS FUND



  PRINCIPAL
    AMOUNT                                                                                                   VALUE
 (A)SHORT-TERM MUNICIPALS--CONTINUED
                CALIFORNIA--CONTINUED
 $    3,000,000 Orange County, CA IDA, (Series 1991A) Weekly VRDNs
                (The Lakes)/(Citibank NA, New York LOC)                                                 $   3,000,000
     10,000,000 South Coast, CA Local Education Agencies, (Series 1996A), 4.75%
                TRANs, 6/30/1997                                                                           10,059,537
      5,000,000 Vacaville Unified School District, CA, 4.375% TRANs, 7/1/1997                               5,024,224
                 Total                                                                                    148,064,462
                COLORADO--0.1%
      2,625,000 Denver (City & County), CO, 4.50% TOBs (Blake Street
                Compendium)/(Norwest Bank Minnesota, Minneapolis LOC),
                Optional Tender 12/15/1996                                                                  2,625,000
                CONNECTICUT--1.2%
      5,500,000 Connecticut Development Health Care Facilities Weekly VRDNs
                (Independence Living)/(Chemical Bank, New York LOC)                                         5,500,000
     17,300,000 Connecticut State Transportation Infrastructure Authority Weekly
                VRDNs (Connecticut State)/(Commerzbank AG, Frankfurt LOC)                                  17,300,000
                 Total                                                                                     22,800,000
                DELAWARE--0.3%
      5,000,000 Delaware Health Facilities Authority, Revenue Bonds (Series 1988)
                Weekly VRDNs (Delaware Health Facilities Pooled Loan Program)/
                (MBIA INS)/(J.P. Morgan Delaware, Wilmington LIQ)                                           5,000,000
                FLORIDA--9.6%



     10,000,000 Broward County, FL School District, (Series 1996A and 1996 B), 4.25%
                RANs, 4/24/1997                                                                            10,042,165
      4,270,000 Dade County, FL IDA Weekly VRDNs (Futernick Associates, Inc.)/
                (First Union National Bank, Charlotte, N.C. LOC)                                            4,270,000
      1,200,000 Dade County, FL IDA, Industrial Development Revenue Refunding
                Bonds Weekly VRDNs (Continental Farms, Inc.)/(Nationsbank,
                NA LOC)                                                                                     1,200,000
     13,305,000 Florida HFA Weekly VRDNs (Cornerstone Imaging, Inc.)/(PNC
                Bank, NA LOC)                                                                              13,305,000






TAX-FREE OBLIGATIONS FUND



  PRINCIPAL
    AMOUNT                                                                                                   VALUE
 (A)SHORT-TERM MUNICIPALS--CONTINUED
                FLORIDA--CONTINUED
 $    1,400,000 Florida HFA, (Series 1989 E) Weekly VRDNs (Fairmont Oaks Project)/
                (Comerica Bank, Detroit, MI LOC)                                                        $   1,400,000
      3,200,000 Florida HFA, Multifamily Housing Revenue Bonds (1985 Series YY)
                Weekly VRDNs (Monterey Meadows Apartments, FL)/(Citibank
                NA, New York LOC)                                                                           3,200,000
      7,235,000 Florida State Board of Education Administration, (CR49D),
                3.60% TOBs (Citibank NA, New York LIQ), Optional Tender
                12/1/1996                                                                                   7,235,000
      5,120,000 Florida State Board of Education Administration, (CR55), (Series
                1989A), 3.75% TOBs (Citibank NA, New York LIQ), Optional Tender
                3/1/1997                                                                                    5,120,000
      8,000,000 Gulf Breeze, FL, Variable Rate Demand Revenue Bonds (Series
                1995A) Weekly VRDNs (Florida Municipal Bond Fund)/(Barnett
                Bank, NA LOC)                                                                               8,000,000
     10,000,000 Jacksonville, FL Electric Authority, Tender Option Certificates (Series
                1995C) Weekly VRDNs (Bayerische Hypotheken-Und Wechsel-Bank
                Ag LIQ)                                                                                    10,000,000
      3,000,000 Jacksonville, FL HFDC, Health Facilities Revenue Bonds (Series 1994)
                Weekly VRDNs (River Garden/The Coves Project)/(First Union
                National Bank, Charlotte, N.C. LOC)                                                         3,000,000
      4,300,000 Key West, FL Community Redevelopment Authority Weekly VRDNs



                (Pier House Joint Venture)/(PNC Bank, NA LOC)                                               4,300,000
      3,900,000 Lake Shore, FL Hospital Authority, Health Facilities Revenue Bonds
                (Series 1991) Weekly VRDNs (Lake Shore Hospital)/(Kredietbank
                N.V., Brussels LOC)                                                                         3,900,000
      5,710,000 Manatee County, FL HFA Weekly VRDNs (Carriage Club)/(Mellon
                Bank NA, Pittsburgh LOC)                                                                    5,710,000
      2,850,000 Marion County, FL IDA, IDRB (Series 1989) Weekly VRDNs (Charter
                Springs Hospital, Inc.)/(Bankers Trust Co., New York LOC)                                   2,850,000
      4,000,000 Orange County, FL HFA, Multifamily Housing Refunding Revenue
                Bonds (1992 Series A) Weekly VRDNs (Smokewood/Sun Key
                Apartments Project (FL))/(Citibank NA, New York LOC)                                        4,000,000
      5,500,000 Orange County, FL HFA, Multifamily Housing Revenue Bonds
                Weekly VRDNs (Sutton Place. Ltd. Project)/(Nationsbank, NA LOC)                             5,500,000






TAX-FREE OBLIGATIONS FUND



  PRINCIPAL
    AMOUNT                                                                                                   VALUE
 (A)SHORT-TERM MUNICIPALS--CONTINUED
                FLORIDA--CONTINUED
 $    3,000,000 Orange County, FL, Health Facilities Authority Weekly VRDNs
                (Mayflower Retirement Community)/(Rabobank Nederland,
                Utrecht LOC)                                                                            $   3,000,000
      7,000,000 Orange County, FL, Health Facilities Authority, Revenue Bonds
                (Series 1995) Weekly VRDNs (Adventist Health System)/(Rabobank
                Nederland, Utrecht LOC)                                                                     7,000,000
      2,770,000 Palm Beach County, FL IDA Weekly VRDNs (Palm Beach Jewish
                Community Campus)/(SunTrust Bank, Central Florida LOC)                                      2,770,000
      6,000,000 Palm Beach County, FL, Revenue Bonds, (Series 1995) Weekly
                VRDNs (Norton Gallery and School of Art, Inc. Project)/(Northern
                Trust Co., Chicago, IL LOC)                                                                 6,000,000
      3,000,000 Pinellas County, FL Health Facility Authority, (Series 1987) Weekly
                VRDNs (St. Mark Village Project)/(NationsBank, South LOC)                                   3,000,000
      5,525,000 Polk County, FL IDA, PCR Refunding Bonds Weekly VRDNs
                (IMC Fertilizer, Inc. Project)/(Rabobank Nederland, Utrecht LOC)                            5,525,000
      7,300,000 Sarasota County, FL Public Hospital District, 3.60% CP (Sarasota
                Memorial Hospital), Mandatory Tender 9/19/1996                                              7,300,000
      9,100,000 Sarasota County, FL Public Hospital District, 3.65% CP
                (Sarasota Memorial Hospital), Mandatory Tender 10/10/1996                                   9,100,000
      6,000,000 Southeast Volusia Hospital District, Revenue Bonds (Series 1995)
                Weekly VRDNs (Bert Fish Medical Center (FL))/(SouthTrust Bank of



                Alabama, Birmingham LOC)                                                                    6,000,000
      6,000,000 St. Lucie County, FL PCR, (Series 94A), 3.65% CP (Florida Power &
                Light Co.), Mandatory Tender 10/10/1996                                                     6,000,000
      7,720,000 St. Lucie County, FL, IDR Bonds (Series 1985) Weekly VRDNs
                (Savannahs Hospital)/(NationsBank, South LOC)                                               7,720,000
     25,000,000 Sunshine State Governmental Finance Commission, FL, 3.65% CP
                (Morgan Guaranty Trust Co., New York, National Westminster Bank,
                PLC, London and Union Bank of Switzerland, Zurich LOCs),
                Mandatory Tender 8/14/1996                                                                 25,000,000
      3,390,000 Volusia County, FL HFA Weekly VRDNs (Fisherman's Landing)/
                (Mellon Bank NA, Pittsburgh LOC)                                                            3,390,000
                 Total                                                                                    184,837,165






TAX-FREE OBLIGATIONS FUND



  PRINCIPAL
    AMOUNT                                                                                                   VALUE
 (A)SHORT-TERM MUNICIPALS--CONTINUED
                GEORGIA--2.3%
 $    4,000,000 Atlanta, GA, Urban Residential Finance Authority, Residential
                Construction Revenue Bonds, (Series 1995) Weekly VRDNs
                (Summerhill Neighborhood Bond Program)/(First Union National
                Bank, Charlotte, N.C. LOC)                                                              $   4,000,000
      1,200,000 Coweta County, GA IDA Daily VRDNs (Eckerds Warehouse)/
                (Union Bank of Switzerland, Zurich LOC)                                                     1,200,000
      1,600,000 De Kalb County, GA Development Authority, (Series 1992) Weekly
                VRDNs (American Cancer Society, GA)/(SunTrust Bank, Atlanta
                LOC)                                                                                        1,600,000
      4,470,000 Fulton County, GA Housing Authority, (Series 1994B) Weekly VRDNs
                (Champions Green Apartments Project)/(SouthTrust Bank of
                Alabama, Birmingham LOC)                                                                    4,470,000
      3,110,000 Georgia State HFA, Single Family Mortgage Revenue, 3.60% TOBs
                (Citibank NA, New York LIQ), Optional Tender 9/1/1996                                       3,110,000
      3,000,000 Marietta, GA Housing Authority, Multifamily Housing Revenue
                Refunding Bonds (Series 1996) Weekly VRDNs (Winterset
                Apartments Project)/(Wachovia Bank of Georgia NA, Atlanta LOC)                              3,000,000
     18,145,000 Municipal Electric Authority of Georgia, General Resolutions Projects
                Subordinated Bonds (Series 1995B), 3.55% CP (Bayerische
                Landesbank Girozentrale, Credit Suisse, Zurich and Morgan
                Guaranty Trust Co., New York LOCs), Mandatory Tender 8/12/1996                             18,145,000



      9,100,000 Putnam County, GA, (Series 1996) Daily VRDNs (Georgia Power
                Company Plant Branch Project)                                                               9,100,000
                 Total                                                                                     44,625,000
                ILLINOIS--11.7%
     11,900,000 Chicago O'Hare International Airport, Bonds (Series 1983A) Daily
                VRDNs (American Airlines)/(Westdeutsche Landesbank
                Girozentrale LOC)                                                                          11,900,000
     20,000,000 Chicago, IL Board of Education, Variable Rate Certificates
                (Series 1996BB) Weekly VRDNs (MBIA INS)/(Bank of America NT
                and SA, San Francisco LIQ)                                                                 20,000,000
     25,000,000 Chicago, IL, GO (Series 1996), 3.10% TOBs (Landesbank Hessen-
                Thueringen, Frankfurt LOC), Mandatory Tender 2/4/1997                                      25,000,000






TAX-FREE OBLIGATIONS FUND



  PRINCIPAL
    AMOUNT                                                                                                   VALUE
 (A)SHORT-TERM MUNICIPALS--CONTINUED
                ILLINOIS--CONTINUED
 $    3,000,000 Illinois Development Finance Authority Weekly VRDNs (Newlywed
                Food)/(Mellon Bank NA, Pittsburgh LOC)                                                  $   3,000,000
     50,400,000 Illinois Development Finance Authority, PCR, (Series 1996B) Weekly
                VRDNs (Commonwealth Edison Co.)/(AMBAC INS)/(Bank of
                New York, New York LIQ)                                                                    50,400,000
      7,500,000 Illinois Educational Facilities Authority, 3.65% CP (Field Museum of
                Natural History)/(Northern Trust Co., Chicago, IL LOC), Mandatory
                Tender 8/15/1996                                                                            7,500,000
      9,500,000 Illinois Educational Facilities Authority, Revenue Bonds (Series 1995)
                Weekly VRDNs (Ravinia Festival Association (IL))/(NBD Bank,
                Michigan LOC)                                                                               9,500,000
     16,100,000 Illinois Health Facilities Authority Weekly VRDNs (OSF Health Care
                Systems)                                                                                   16,100,000
     20,200,000 Illinois Health Facilities Authority, (Series 1989A) Weekly VRDNs
                (Methodist Health Services Corp.)/(Fuji Bank, Ltd., Tokyo LOC)                             20,200,000
     35,000,000 Illinois Health Facilities Authority, Revenue Bonds (Series 1985B)
                Weekly VRDNs (OSF Health Care Systems)/(Bank of America
                Illinois and Rabobank Nederland, Utrecht LIQs)                                             35,000,000
     11,650,000 Illinois Health Facilities Authority, Revenue Bonds, (Series 1996B),
                3.65% CP (Rush-Presbyterian St. Luke's Medical)/(Northern Trust
                Co., Chicago, IL LOC), Mandatory Tender 9/24/1996                                          11,650,000



     15,000,000 Lisle (Village of), IL, Multifamily Housing Mortgage Revenue Bonds,
                (1985 Series A) Weekly VRDNs (Four Lakes Project)/(Chemical Bank,
                New York LOC)                                                                              15,000,000
                 Total                                                                                    225,250,000
                INDIANA--3.0%
        980,000 Dale, IN IDA Weekly VRDNs (Spencer Industries)/(National City
                Bank, Kentucky LOC)                                                                           980,000
      6,350,000 Elkhart, IN, Community Schools, Time Warrants, 4.00% TANs,
                12/31/1996                                                                                  6,360,196
     14,500,000 Fort Wayne, IN Community Schools, Time Warrants, 3.75% TANs,
                12/31/1996                                                                                 14,514,567






TAX-FREE OBLIGATIONS FUND



  PRINCIPAL
    AMOUNT                                                                                                   VALUE
 (A)SHORT-TERM MUNICIPALS--CONTINUED
                INDIANA--CONTINED
 $    2,110,000 Indiana Health Facilities Finance Authority Rehabilitation Center
                Weekly VRDNs (Crossroads Rehabilitation Center)/(Bank One,
                Indianapolis, IN LOC)                                                                   $   2,110,000
     13,000,000 Indianapolis, IN Local Public Improvement, (Series 1996 B), 4.25%
                BANs, 1/9/1997                                                                             13,025,260
      2,780,000 Lake City, IN Public Library District, Time Warrants, 3.63% TANs,
                12/31/1996                                                                                  2,782,028
      8,600,000 Purdue University, IN, Student Fee Bonds (Series L) Weekly VRDNs                            8,600,000
      9,100,000 Washington Township, IN, Temporary Loan Warrants, 4.10% TANs,
                12/31/1996                                                                                  9,107,357
                 Total                                                                                     57,479,408
                IOWA--0.5%
      2,085,000 Iowa Finance Authority, Single Family Mortgage Bonds (Series 1996A),
                3.10% TOBs (FGIC GIC), Mandatory Tender 2/28/1997                                           2,085,000
      7,425,000 Iowa School Corporations, Warrant Certificates (Series 1995-96 B),
                4.25% TRANs (FSA INS), 1/30/1997                                                            7,455,405
                 Total                                                                                      9,540,405
                KENTUCKY--2.5%
      1,400,000 Boone County, KY, Revenue Refunding Bonds Weekly VRDNs
                (Spring Meadow Associates)/(Huntington National Bank,
                Columbus, OH LOC)                                                                           1,400,000



     12,242,000 Kentucky Interlocal School Transportation Association, (Series A),
                4.05% TRANs, 6/30/1997                                                                     12,242,000
     35,000,000 Owensboro, KY, (Series 1996) Weekly VRDNs (Owensboro Mercy
                Health System, Inc. Project)/(Bank of America Illinois LOC)                                35,000,000
                 Total                                                                                     48,642,000
                LOUISIANA--0.4%
      3,255,000 East Baton Rouge, LA Mortgage Finance Authority, SFM Revenue
                Refunding Bonds (Series 1996A), 3.40% TOBs (United States
                Treasury COL), Mandatory Tender 10/3/1996                                                   3,255,000






TAX-FREE OBLIGATIONS FUND



  PRINCIPAL
    AMOUNT                                                                                                   VALUE
 (A)SHORT-TERM MUNICIPALS--CONTINUED
                LOUISIANA--CONTINUED
 $    5,025,000 Louisiana PFA, Advance Funding Notes/School Board Advance
                Funding Program (Series 1995 B), 4.50% TANs (St. Charles Parish,
                LA), 8/29/1996                                                                          $   5,026,668
                 Total                                                                                      8,281,668
                MARYLAND--2.7%
        400,000 Baltimore County, MD Port Facility Monthly VRDNs (Occidental
                Petroleum Corp.)/(Morgan Guaranty Trust Co., New York LOC)                                    400,000
      1,000,000 Maryland EDC, Pooled Financing Revenue Bonds, (Series 1995)
                Weekly VRDNs (Maryland Municipal Bond Fund)/(Nationsbank,
                NA LOC)                                                                                     1,000,000
      1,200,000 Maryland Health & Higher Educational Facilities Authority, (Series
                1985B) Weekly VRDNs (First National Bank of Chicago LOC)                                    1,200,000
      1,800,000 Maryland Health & Higher Educational Facilities Authority,
                Revenue Bonds (Series 1985A) Weekly VRDNs (First National Bank
                of Chicago LOC)                                                                             1,800,000
      9,430,000 Maryland State Community Development Administration,
                (Series 1987-2), 3.60% TOBs (First National Bank of Chicago LIQ),
                Optional Tender 10/1/1996                                                                   9,430,000
     29,800,000 Montgomery County, MD, Consolidated CP BANs (Series 1995),
                3.45% CP, Mandatory Tender 8/12/1996                                                       29,800,000
      7,900,000 Montgomery County, MD, EDR Weekly VRDNs (U.S. Pharmacopeial



                Convention Facility)/(Chemical Bank, New York LOC)                                          7,900,000
                 Total                                                                                     51,530,000
                MASSACHUSETTS--1.7%
      6,000,000 Commonwealth of Massachusetts, (Series B), 5.00% Bonds, 6/1/1997                            6,058,234
     10,408,000 Easton, MA, 4.00% BANs, 4/10/1997                                                          10,432,216
     14,500,000 Massachusetts HEFA, (Series D) Daily VRDNs (Capital Asset
                Program)/(MBIA INS)/(Credit Suisse, Zurich LIQ)                                            14,500,000
      1,200,000 Massachusetts Port Authority, (Series 1995A) Daily VRDNs
                (Landesbank Hessen-Thueringen, Frankfurt LOC)                                               1,200,000
                 Total                                                                                     32,190,450






TAX-FREE OBLIGATIONS FUND



  PRINCIPAL
    AMOUNT                                                                                                   VALUE
 (A)SHORT-TERM MUNICIPALS--CONTINUED
                MICHIGAN--3.9%
 $    1,909,000 Battle Creek, MI Economic Development Corporation, Ltd Obligation
                Economic Development Revenue Refunding Bonds (Series 1992)
                Weekly VRDNs (Michigan Carton & Paperboard Company)/
                (American National Bank, Chicago LOC)                                                   $   1,909,000
      5,000,000 Dearborn, MI Economic Development Corp., (Series 1991) Weekly
                VRDNs (Oakbrook Common)/(Mellon Bank NA, Pittsburgh LOC)                                    5,000,000
      1,450,000 Kalamazoo, MI Economic Development Corp., 1995 Limited
                Obligation Revenue Refunding Bonds Weekly VRDNs (Wyndham
                Project, MI)/(First of America Bank - Illinois LOC)                                         1,450,000
      4,600,000 Michigan State Hospital Finance Authority, (Series A) Weekly
                VRDNs (OSF Health Care Systems)                                                             4,600,000
     20,000,000 Michigan State, GO UT Notes, 4.00% TRANs, 9/30/1996                                        20,032,287
     12,000,000 Michigan Strategic Fund, Limited Obligation PCRs (Series 1993)
                Weekly VRDNs (Allied-Signal, Inc.)                                                         12,000,000
     15,000,000 Michigan Strategic Fund, Refunding Revenue Bonds, Series 1995CC
                Daily VRDNs (Detroit Edison Co.)/(Barclays Bank PLC, London LOC)                           15,000,000
     10,000,000 Michigan Underground Storage Tank Financial Assurance Authority,
                (Series I - 1995), 3.45% CP (Canadian Imperial Bank of Commerce,
                Toronto LOC), Mandatory Tender 8/15/1996                                                   10,000,000
      2,695,000 Ottawa County, MI Economic Development Corp., Limited Obligation
                Revenue Bonds (Series 1995B) Weekly VRDNs (Sunset Manor, Inc.



                Project)/(Old Kent Bank & Trust Co., Grand Rapids LOC)                                      2,695,000
      1,400,000 Regents of University of Michigan, Intercollegiate Athletic Revenue
                Bonds (Series 1995) Daily VRDNs                                                             1,400,000
                 Total                                                                                     74,086,287
                MINNESOTA--3.6%
      8,335,000 Anoka-Hennepin, MN ISD 11, GO Certificates of Indebtedness
                (Series 1996A), 3.44% TANs (Minnesota Tax and Aid Anticipation
                Borrowing Program GTD), 3/13/1997                                                           8,335,379
      5,000,000 Bloomington, MN Port Authority, Special Tax Revenue Refunding
                Bonds (Series 1994B) Weekly VRDNs (Mall of America)/(FSA INS)/
                (Credit Local de France LIQ)                                                                5,000,000






TAX-FREE OBLIGATIONS FUND



  PRINCIPAL
    AMOUNT                                                                                                   VALUE
 (A)SHORT-TERM MUNICIPALS--CONTINUED
                MINNESOTA--CONTINUED
 $    1,965,000 Dakota County, MN Housing & Redevelopment Authority,
                Multifamily Rental Housing Revenue Bonds (Series 1994-B) Weekly
                VRDNs (Westwood Ridge Senior Residence Project)/(First Bank NA,
                Minneapolis LOC)                                                                        $   1,965,000
     10,000,000 Minneapolis CDA, Revenue Refunding Bonds (Series 1995) Weekly
                VRDNs (Walker Methodist Health Center, Inc. Project)/(First Bank
                NA, Minneapolis LOC)                                                                       10,000,000
      7,500,000 Minnesota State Higher Education Coordinating Board,
                Supplemental Student Loan Program Refunding Revenue Bonds
                (Series 1994A) Weekly VRDNs (Norwest Bank Minnesota,
                Minneapolis LIQ)                                                                            7,500,000
      7,000,000 Minnesota Tax and Aid Anticipation Borrowing Program, Certificates
                of Participation (Series 1996A), 4.25% TANs (Minnesota Aid
                Anticipation Pooled Borrowing Program)/(Minnesota Tax and Aid
                Anticipation Borrowing Program GTD), 2/21/1997                                              7,036,636
     10,000,000 Rochester, MN Health Care Facility Authority Weekly VRDNs
                (Mayo Foundation)                                                                          10,000,000
     14,500,000 Rochester, MN Health Care Facility Authority Weekly VRDNs
                (Mayo Foundation)                                                                          14,500,000
      1,000,000 Shakopee, MN Hospital Finance Authority Weekly VRDNs
                (St. Francis Regional Medical Center)/(Citibank NA, New York LOC)                           1,000,000



      3,000,000 Southern Minnesota Municipal Power Agency, 3.65% CP, Mandatory
                Tender 8/6/1996                                                                             3,000,000
        800,000 St. Paul, MN Port Authority, (Series 1991) Weekly VRDNs
                (West Gate Office)/(First Bank NA, Minneapolis LOC)                                           800,000
                 Total                                                                                     69,137,015
                MISSISSIPPI--0.1%
      1,685,000 Hinds County, MS, (Series 1991) Weekly VRDNs (North State St.
                Project)/(Amsouth Bank NA, Birmingham LOC)                                                  1,685,000
                MISSOURI--0.2%
      4,200,000 Poplar Bluff, MO IDA, (Series 1987) Weekly VRDNs (Gates Rubber
                Co.)/(NBD Bank, Michigan LOC)                                                               4,200,000






TAX-FREE OBLIGATIONS FUND



  PRINCIPAL
    AMOUNT                                                                                                   VALUE
 (A)SHORT-TERM MUNICIPALS--CONTINUED
                NEVADA--1.8%
 $   34,900,000 Nevada Housing Division, Multi-Unit Housing Revenue Refunding
                Bonds (1991 Series A) Weekly VRDNs (Park Vista Apartments
                Project)/(Sumitomo Bank Ltd., Osaka LOC)                                                $  34,900,000
                NEW JERSEY--1.7%
     28,500,000 Essex County, NJ, (1996 Series A), 4.00% TANs (Chemical Bank,
                New York LOC), 8/19/1996                                                                   28,509,224
      5,000,000 New Jersey EDA, (Series 1995) Weekly VRDNs (Hillcrest Health
                Service System, Inc.)/(Industrial Bank of Japan Ltd., Tokyo LOC)                            5,000,000
                 Total                                                                                     33,509,224
                NEW YORK--3.4%
     10,000,000 Nassau County, NY, (Series 1996A), 4.00% RANs, 3/5/1997                                    10,036,039
     21,800,000 New York City Municipal Water Finance Authority, Water and Sewer
                System Revenue Bonds (Series 1995 A) Daily VRDNs (FGIC INS)/
                (FGIC Securities Purchase, Inc. LIQ)                                                       21,800,000
      5,500,000 New York City, NY Daily VRDNs (FGIC INS)/(FGIC Securities
                Purchase, Inc. LIQ)                                                                         5,500,000
     19,000,000 New York City, NY, (Series A), 4.50% TANs, 2/12/1997                                       19,071,060
      4,000,000 New York City, NY, GO Bonds Series-B Daily VRDNs (FGIC INS)/
                (FGIC Securities Purchase, Inc. LIQ)                                                        4,000,000
      5,200,000 New York State Energy Research & Development Authority Daily
                VRDNs (Niagara Mohawk Power Corp.)/(Toronto-Dominion



                Bank LOC)                                                                                   5,200,000
        270,000 New York State Local Government Assistance Corp., Bonds
                (Series 1995F) Weekly VRDNs (Toronto-Dominion Bank LOC)                                       270,000
                 Total                                                                                     65,877,099
                NORTH CAROLINA--2.6%
      4,500,000 Charlotte, NC Airport, Refunding Revenue Bonds (Series 1993A)
                Weekly VRDNs (MBIA INS)/(Commerzbank AG, Frankfurt LIQ)                                     4,500,000
      3,800,000 Greensboro, NC, Certificates of Participation 1994 Equipment
                Project Weekly VRDNs (Greensboro, NC Center City Corp.)/
                (Wachovia Bank of Georgia NA, Atlanta LIQ)                                                  3,800,000






TAX-FREE OBLIGATIONS FUND



  PRINCIPAL
    AMOUNT                                                                                                   VALUE
 (A)SHORT-TERM MUNICIPALS--CONTINUED
                NORTH CAROLINA--CONTINUED
 $   15,000,000 Martin County, NC IFA, (Series 1993) Weekly VRDNs
                (Weyerhaeuser Co.)                                                                      $  15,000,000
         50,000 NCNB Pooled Tax-Exempt Trust, (Series 1990A) Weekly VRDNs
                (NCNB Tax Exempt Trust 1990a)/(Nationsbank, NA LOC)                                            50,000
     12,450,000 North Carolina Eastern Municipal Power Agency, (Series B),
                3.10% CP (Morgan Guaranty Trust Co., New York and Union Bank
                of Switzerland, Zurich LOCs), Mandatory Tender 8/13/1996                                   12,450,000
      1,100,000 North Carolina Medical Care Commission Hospital, Revenue Bonds
                (Series 1992B) Weekly VRDNs (North Carolina Baptist)                                        1,100,000
     10,000,000 North Carolina Municipal Power Agency No. 1, (Series A), 3.65% CP
                (Morgan Guaranty Trust Co., New York and Union Bank of
                Switzerland, Zurich LOCs), Mandatory Tender 9/27/1996                                      10,000,000
      3,000,000 Winston-Salem, NC, GO Bonds (Series 1990) Weekly VRDNs
                (Credit Suisse, Zurich LIQ)                                                                 3,000,000
                 Total                                                                                     49,900,000
                OHIO--5.5%
      2,000,000 Akron, Bath & Copley, OH Joint Township Weekly VRDNs
                (Visiting Nurses)/(National City Bank, Cleveland, OH LOC)                                   2,000,000
      3,000,000 Cleveland, OH, Waterworks Revenue Bonds (Series D), 7.25% Bonds
                (United States Treasury PRF), 1/1/1997 (@102)                                               3,104,803
      4,000,000 Columbus, OH Sewer System, Revenue Bonds (Series 1994) Weekly



                VRDNs                                                                                       4,000,000
     12,600,000 Cuyahoga County, OH Hospital Authority Daily VRDNs
                (University Hospitals Health System, Inc.)/(Dai-Ichi Kangyo Bank
                Ltd., Tokyo LOC)                                                                           12,600,000
      3,600,000 Cuyahoga County, OH Hospital Authority Weekly VRDNs
                (St. Lukes Hospital)/(First National Bank of Chicago LOC)                                   3,600,000
      2,550,000 Cuyahoga County, OH IDA Weekly VRDNs (H.P. Parking Co.)/
                (KeyBank, NA LOC)                                                                           2,550,000
      7,800,000 Franklin County, OH Hospital Facility Authority Weekly VRDNs
                (Riverside United Methodist Hospital)/(National City Bank,
                Cleveland, OH LOC)                                                                          7,800,000






TAX-FREE OBLIGATIONS FUND



  PRINCIPAL
    AMOUNT                                                                                                   VALUE
 (A)SHORT-TERM MUNICIPALS--CONTINUED
                OHIO--CONTINUED
 $    3,620,000 Franklin County, OH Hospital Facility Authority, (Series 1992) Weekly
                VRDNs (Wesley Glenn, Inc.)/(Fifth Third Bank, Cincinnati LOC)                           $   3,620,000
     18,700,000 Greater Cleveland Regional Transportation Authority, OH, 3.90%
                BANs, 10/17/1996                                                                           18,717,339
      7,447,000 Greene County, OH, Certificates of Indebtedness - Issue III, 4.00%
                BANs, 3/26/1997                                                                             7,463,292
      3,000,000 Hamilton County, OH Health System Weekly VRDNs (West Park
                Community)/(Fifth Third Bank, Cincinnati LOC)                                               3,000,000
      2,000,000 Lorain County, OH, Health Facilities Revenue Bonds (Series 1992A)
                Weekly VRDNs (Elyria United Methodist Home)/(Fifth Third Bank,
                Cincinnati LOC)                                                                             2,000,000
      2,000,000 Lucas County, OH IDA, (Series 1991) Weekly VRDNs (Ohio Citizens
                Bank)/(National City Bank, Cleveland, OH LOC)                                               2,000,000
        270,000 Lucas County, OH, Hospital Improvement Revenue Weekly VRDNs
                (Sunshine Children's Home)/(National City Bank, Cleveland,
                OH LOC)                                                                                       270,000
      6,900,000 Mahoning County, OH, Housing Revenue Bonds (Series 1995)
                Weekly VRDNs (Copeland Oaks Project)/(Bank One, Akron,
                NA LOC)                                                                                     6,900,000
      1,645,000 Marion County, OH Hospital Authority, (Series 1991) Weekly VRDNs
                (Marion County, OH Pooled Hospital Program)/(Bank One,



                Columbus, NA LOC)                                                                           1,645,000
      4,000,000 Mayfield Village, OH IDA Weekly VRDNs (Beta Campus Co.)/
                (KeyBank, NA LOC)                                                                           4,000,000
      2,000,000 Medina County, OH, Solid Waste Disposal Revenue Bonds
                (Series 1995) Weekly VRDNs (Valley City Steel Company Project)/
                (KeyBank, NA LOC)                                                                           2,000,000
      5,900,000 Montgomery County, OH Health Facilities Authority, (Series 1995)
                Weekly VRDNs (Sisters of Charity Health Care System)/
                (Toronto-Dominion Bank LIQ)                                                                 5,900,000
        750,000 Montgomery County, OH IDA Weekly VRDNs (Center-Plex
                Venture)/(KeyBank, NA LOC)                                                                    750,000






TAX-FREE OBLIGATIONS FUND



  PRINCIPAL
    AMOUNT                                                                                                   VALUE
 (A)SHORT-TERM MUNICIPALS--CONTINUED
                OHIO--CONTINUED
 $    1,665,000 Montgomery, OH IDA Weekly VRDNs (Bethesda Two Limited
                Partnership)/(Huntington National Bank, Columbus, OH LOC)                               $   1,665,000
      2,000,000 Ohio State Air Quality Development Authority, (Series 1998A)
                Weekly VRDNs (PPG Industries, Inc.)                                                         2,000,000
      3,700,000 Rickenbacker, OH Port Authority, (Series 1992) Weekly VRDNs
                (Rickenbacker Holdings, Inc.)/(Bank One, Columbus, NA LOC)                                  3,700,000
      1,800,000 Seneca County, OH Hospital Facility Authority Weekly VRDNs
                (St. Francis Home)/(National City Bank, Cleveland, OH LOC)                                  1,800,000
      1,050,000 Twinsburg, OH IDA Weekly VRDNs (Carl J Massara Project)/
                (KeyBank, NA LOC)                                                                           1,050,000
      2,175,000 Wayne County, OH, Health Care Facility Revenue Bonds (Series 1995)
                Weekly VRDNs (D & M Realty Project)/(Bank One, Youngstown,
                NA LOC)                                                                                     2,175,000
                 Total                                                                                    106,310,434
                OKLAHOMA--4.5%
     10,000,000 Holdenville, OK Industrial Authority, Correctional Facility Revenue
                Bonds (Series 1995) Weekly VRDNs (Holdenville, OK Correctional
                Facility)/(First Union National Bank, Charlotte, N.C. LOC)                                 10,000,000
     24,500,000 Oklahoma State Industrial Authority, Flexible Rate Hospital Revenue
                Bonds (Series 1990B) Weekly VRDNs (Baptist Medical Center, OK)/
                (Credit Suisse, Zurich and Morgan Guaranty Trust Co.,



                New York LIQs)                                                                             24,500,000
     51,675,000 Oklahoma State Industrial Authority, Health System Revenue Bonds
                (Series 1995A) Weekly VRDNs (Baptist Medical Center, OK)/(Credit
                Suisse, Zurich and Morgan Guaranty Trust Co., New York LIQs)                               51,675,000
                 Total                                                                                     86,175,000
                OREGON--0.4%
      5,000,000 Multnomah County, OR School District, 4.50% TANs, 6/26/1997                                 5,025,962
      2,000,000 Oregon Health, Housing & Cultural Facilities Authority, Revenue
                Bonds (1995 Series A) Weekly VRDNs (Guide Dogs for the Blind, Inc.
                Project)/(Banque Nationale de Paris LOC)                                                    2,000,000
                 Total                                                                                      7,025,962






TAX-FREE OBLIGATIONS FUND



  PRINCIPAL
    AMOUNT                                                                                                   VALUE
 (A)SHORT-TERM MUNICIPALS--CONTINUED
                PENNSYLVANIA--3.4%
 $    1,850,000 Allegheny County, PA HDA, (Series 1988A) Weekly VRDNs
                (Allegheny Hospital)/(PNC Bank, NA LOC)                                                 $   1,850,000
        200,000 Allegheny County, PA HDA, Hosp Revenue Bonds (Series B 1995)
                Weekly VRDNs (Allegheny General Hospital)/(Morgan Guaranty
                Trust Co., New York LOC)                                                                      200,000
      5,000,000 Allegheny County, PA IDA, PCR (Series 1992A), 3.75% TOBs
                (Duquesne Light Power Co.)/(Canadian Imperial Bank of
                Commerce, Toronto LOC), Optional Tender 11/7/1996                                           5,000,000
      3,305,000 Clinton County, PA Municipal Authority, (Series A) Weekly VRDNs
                (Lock Haven Hospital)/(Mellon Bank NA, Pittsburgh LOC)                                      3,305,000
      9,075,000 Commonwealth of Pennsylvania, GO Bonds (Second Series of 1995),
                5.00% BANs, 11/15/1996                                                                      9,109,938
      1,900,000 Delaware County Authority, PA, Hospital Revenue Bonds
                (Series of 1996) Weekly VRDNs (Crozer-Chester Medical Center)/
                (Kredietbank N.V., Brussels LOC)                                                            1,900,000
      3,700,000 Delaware County, PA Weekly VRDNs (American College)/
                (PNC Bank, NA LOC)                                                                          3,700,000
     23,500,000 Erie County, PA Hospital Authority Weekly VRDNs (St. Vincent
                Health System)/(Mellon Bank NA, Pittsburgh LOC)                                            23,500,000
      3,710,000 Lehigh County, PA General Purpose Authority, Revenue Bonds
                (Series 1990) Weekly VRDNs (Phoebe Terrace, Inc.)/(Corestates



                Bank NA, Philadelphia, PA LOC)                                                              3,710,000
      1,500,000 Montgomery County, PA Higher Education and Health Authority,
                (Series 1992) Weekly VRDNs (Pottstown Healthcare Corporation
                Project)/(Corestates Bank NA, Philadelphia, PA LOC)                                         1,500,000
      5,000,000 North Lebanon Township, PA, Municipal Authority Mortgage
                Weekly VRDNs (Grace Community, Inc.)/(Corestates Bank NA,
                Philadelphia, PA LOC)                                                                       5,000,000
      4,000,000 Northeastern, PA Hospital & Education Authority, VRDB's
                (Series 1996) Weekly VRDNs (Allhealth Pooled Financing Program)/
                (Chase Manhattan Bank NA, New York LOC)                                                     4,000,000
      1,265,000 Philadelphia, PA IDA, (Series 93) Weekly VRDNs (Sackett
                Development)/(Mellon Bank NA, Pittsburgh LOC)                                               1,265,000






TAX-FREE OBLIGATIONS FUND



  PRINCIPAL
    AMOUNT                                                                                                   VALUE
 (A)SHORT-TERM MUNICIPALS--CONTINUED
                PENNSYLVANIA--CONTINUED
 $    2,000,000 Washington County, PA Hospital Authority Weekly VRDNs
                (Keystone Diversified Management Corp.)/(Mellon Bank NA,
                Pittsburgh LOC)                                                                         $   2,000,000
                 Total                                                                                     66,039,938
                SOUTH CAROLINA--0.1%
      1,090,000 South Carolina Job Development Authority Daily VRDNs (Chemical
                Bank, New York LOC)                                                                         1,090,000
                TENNESSEE--5.6%
      8,000,000 Chattanooga, TN HEFA Weekly VRDNs (Mccallie School)/(SunTrust
                Bank, Atlanta LOC)                                                                          8,000,000
     12,500,000 Chattanooga, TN HEFA Weekly VRDNs (Sisken Hospital)/
                (Sumitomo Bank Ltd., Osaka LOC)                                                            12,500,000
      8,300,000 Chattanooga, TN HEFA Weekly VRDNs (Sisken Hospital)/
                (Sumitomo Bank Ltd., Osaka LOC)                                                             8,300,000
      6,500,000 Chattanooga-Hamilton County, TN Hospital Authority Daily
                VRDNs (Erlanger Medical Center)/(Morgan Guaranty Trust Co.,
                New York SA)                                                                                6,500,000
      2,785,000 Clarksville, TN Public Building Authority, Pooled Financing Revenue
                Bonds (Series 1990) Weekly VRDNs (Tennessee Municipal Bond
                Fund)/(MBIA INS)/(Credit Suisse, Zurich LIQ)                                                2,785,000
      8,115,000 Knox County, TN Health Education & Housing Facilities Board,



                Hospital Facilities Revenue Bonds (Series 1985 B) Weekly VRDNs
                (Mercy Health Care System, Province of Cincinnatti)/(MBIA INS)/
                (Morgan Guaranty Trust Co., New York LIQ)                                                   8,115,000
      5,265,000 Maury County, TN HEFA, (Series 1996E) Weekly VRDNs (Southern
                Healthcare Systems, Inc.)/(Bank One, Texas NA LOC)                                          5,265,000
      1,000,000 Memphis, TN, (Series 1996), 5.00% Bonds, 7/1/1997                                           1,009,762
      6,000,000 Memphis, TN, General Improvement Refunding Bonds, (Series
                1995A) Weekly VRDNs (Westdeutsche Landesbank Girozentrale LOC)                              6,000,000
      1,700,000 Memphis, TN, General Improvement Refunding Bonds, (Series
                1995A) Weekly VRDNs (Westdeutsche Landesbank Girozentrale LOC)                              1,700,000






TAX-FREE OBLIGATIONS FUND



  PRINCIPAL
    AMOUNT                                                                                                   VALUE
 (A)SHORT-TERM MUNICIPALS--CONTINUED
                TENNESSEE--CONTINUED
 $    2,000,000 Metropolitan Government Nashville & Davidson County, TN HEFA,
                (Series 1996) Weekly VRDNs (Dede Wallace Center Project)/
                (SunTrust Bank, Nashville LOC)                                                          $   2,000,000
      7,400,000 Metropolitan Government Nashville & Davidson County, TN HEFA,
                Hospital Revenue Bonds, (Series 1992), 3.30% CP (Baptist Hospital,
                Inc. (TN))/(NationsBank, South LIQ), Mandatory Tender 8/30/1996                             7,400,000
     20,800,000 Metropolitan Government Nashville & Davidson County, TN HEFA,
                Hospital Revenue Bonds, (Series 1992), 3.65% CP (Baptist Hospital,
                Inc. (TN))/(NationsBank, South LIQ), Mandatory Tender 9/3/1996                             20,800,000
      6,830,000 Metropolitan Government Nashville & Davidson County, TN IDB,
                Metropolitan Government Revenue Bonds (Series 1995) Weekly
                VRDNs (YMCA Projects)/(Nationsbank of Tennessee LOC)                                        6,830,000
      2,600,000 Metropolitan Nashville Tennessee AA, Airport Improvement
                Revenue Bonds Refunding (Series 1995) Weekly VRDNs (FGIC INS)/
                (Credit Local de France LIQ)                                                                2,600,000
      5,500,000 Roane, TN IDB, (Series 1982) Monthly VRDNs (Fortafil Fibers, Inc.
                Project)/(ABN AMRO Bank N.V., Amsterdam LOC)                                                5,500,000
      2,000,000 Tennessee State, GO Bans (Series 1996C) Weekly VRDNs                                        2,000,000
                 Total                                                                                    107,304,762
                TEXAS--8.1%
      3,995,000 Dallas, TX, (Series C), 3.75% TOBs, Optional Tender 6/15/1997                               3,995,000



      3,950,000 Harris County, TX HFDC Daily VRDNs (St. Luke's Episcopal
                Hospital)                                                                                   3,950,000
     23,300,000 Harris County, TX HFDC, (Series 1994) Daily VRDNs (Methodist
                Hospital, Harris County, TX)                                                               23,300,000
     21,600,000 Harris County, TX HFDC, (Series B) Daily VRDNs (St. Luke's
                Episcopal Hospital)                                                                        21,600,000
     10,850,000 Harris County, TX HFDC, (Series B), 3.60% TOBs (San Jacinto
                Methodist Hospital)/(Morgan Guaranty Trust Co., New York LOC),
                Optional Tender 9/3/1996                                                                   10,850,000
      1,820,000 North Richland Hills, TX IDC Weekly VRDNs (Tecnol, Inc.)/
                (Nationsbank, NA LOC)                                                                       1,820,000






TAX-FREE OBLIGATIONS FUND



  PRINCIPAL
    AMOUNT                                                                                                   VALUE
 (A)SHORT-TERM MUNICIPALS--CONTINUED
                TEXAS--CONTINUED
 $   80,000,000 Texas State, (Series 1995A), 4.75% TRANs, 8/30/1996                                     $  80,070,869
     10,000,000 Texas State, (Series 1995B), 3.65% CP, Mandatory Tender 8/20/1996                          10,000,000
                 Total                                                                                    155,585,869
                UTAH--0.3%
      5,700,000 Salt Lake County, UT, PCR Bonds (Series 1994B) Daily VRDNs
                (British Petroleum Co. PLC)                                                                 5,700,000
                VIRGINIA--0.9%
      7,000,000 Fairfax County, VA Housing Authority Weekly VRDNs (Chase
                Commons Associates)/(Bankers Trust Co., New York LOC)                                       7,000,000
      9,600,000 York County, VA IDA, (Series 1985), 3.75% CP (Virginia Electric
                Power Co.), Mandatory Tender 8/14/1996                                                      9,600,000
                 Total                                                                                     16,600,000
                WASHINGTON--0.1%
      2,200,000 Port of Seattle, WA, IDRB (Series 1985) Weekly VRDNs (Douglas
                Management Company Project)/(Mellon Bank NA, Pittsburgh LOC)                                2,200,000
                WEST VIRGINIA--1.6%
     15,960,000 Cabell County Commission, WV, Life Care Facilities Multi-Option
                Revenue Bonds (Series 1995) Weekly VRDNs (Foster Foundation)/
                (Huntington National Bank, Columbus, OH LOC)                                               15,960,000
     14,500,000 Marshall County, WV, PCR (Series 1992) Weekly VRDNs (PPG
                Industries, Inc.)                                                                          14,500,000



                 Total                                                                                     30,460,000
                WISCONSIN--1.9%
      1,100,000 Seymour, WI IDA Weekly VRDNs (Beatrice Cheese, Inc.)/(Bank of
                New York, New York LOC)                                                                     1,100,000
     30,000,000 Wisconsin HEFA Weekly VRDNs (St. Luke's Medical Center)/
                (Sumitomo Bank Ltd., Osaka LOC)                                                            30,000,000
      5,000,000 Wisconsin State, 7.30% Bonds (United States Treasury PRF),
                5/1/1997 (@101)                                                                             5,176,873
                 Total                                                                                     36,276,873






TAX-FREE OBLIGATIONS FUND



  PRINCIPAL
    AMOUNT                                                                                                   VALUE
 (A)SHORT-TERM MUNICIPALS--CONTINUED
                WYOMING--0.7%
 $    6,300,000 Lincoln County, WY, PCR Refunding Bonds (Series 1994) Daily
                VRDNs (Pacificorp)/(AMBAC INS)/(Bank of New York,
                New York LIQ)                                                                          $    6,300,000
      1,125,000 Natrona County, WY, Hospital Revenue, 5.3625% TOBs (Grainger
                (W.W.), Inc.), Optional Tender 12/1/1996                                                    1,125,000
      6,000,000 Sweetwater County, WY IDA, PCR Refunding Bonds (Series 1994)
                Daily VRDNs (Pacificorp)/(AMBAC INS)/(Bank of New York,
                New York LIQ)                                                                               6,000,000
                 Total                                                                                     13,425,000
                NO STATE--1.5%
     19,081,010 Equity Trust II, (1996 Series) Weekly VRDNs (Republic National
                Bank of New York LOC)                                                                      19,081,010
      9,106,744 LaSalle National Bank Leasetops Trust, Series 1995A Leasetops
                Certificates Weekly VRDNs (Lasalle National Bank, Chicago LOC)                              9,106,744
      1,560,000 Merrill Lynch Puttable Floats/Rites Trust, (Series PP2) Weekly
                VRDNs (Merrill Lynch Capital Services, Inc. LIQ)                                            1,560,000
                 Total                                                                                     29,747,754
                 TOTAL INVESTMENTS (AT AMORTIZED COST)(B)                                              $1,958,392,775




(a) The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's Corporation, MIG-1, or MIG-2 by Moody's Investors Service, Inc., F-1+, F-1 and F-2 by Fitch Investors Service, Inc. are all considered rated in one of the two highest short-term rating categories.

    Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

    At July 31, 1996, the portfolio securities were rated as follows:

    TIER RATING PERCENT BASED ON TOTAL MARKET VALUE (UNAUDITED)
    First Tier    Second Tier
      100.00%      0.00%

(b) The cost of investments for federal tax purposes amounts to $1,958,173,048.




Note: The categories of investments are shown as a percentage of net assets
      ($1,921,387,122) at July 31, 1996.

The following acronyms are used throughout this portfolio:

AMBAC -- American Municipal Bond Assurance Corporation
BANs -- Bond Anticipation Notes
CDA -- Community Development Administration
COL -- Collateralized
CP -- Commercial Paper
EDA -- Economic Development Authority
EDC -- Economic Development Commission
EDR -- Economic Development Revenue
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assurance
GIC -- Guaranteed Investment Contract
GO -- General Obligation
GTD -- Guaranty
HDA -- Hospital Development Authority
HEFA -- Health and Education Facilities Authority
HFA -- Housing Finance Authority
HFDC -- Health Facility Development Corporation
IDA -- Industrial Development Authority
IDB -- Industrial Development Bond
IDC -- Industrial Development Corporation
IDR -- Industrial Development Revenue
IDRB -- Industrial Development Revenue Bond



IFA -- Industrial Finance Authority
INS -- Insured
ISD -- Independent School District
LIQ -- Liquidity Agreement
LOC(s) -- Letter(s) of Credit
MBIA -- Municipal Bond Investors Assurance
PCR -- Pollution Control Revenue
PFA -- Public Facility Authority
PLC -- Public Limited Company
PRF -- Prerefunded
RANs -- Revenue Anticipation Notes
SA -- Support Agreement
SFM -- Single Family Mortgage
TANs -- Tax Anticipation Notes
TOBs -- Tender Option Bonds
TRANs -- Tax and Revenue Anticipation Notes
USD -- University School District
UT -- Unlimited Tax
VRDBs -- Variable Rate Demand Bonds
VRDNs -- Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

 TAX-FREE OBLIGATIONS FUND
 STATEMENT OF ASSETS AND LIABILITIES

 JULY 31, 1996



 ASSETS:
 Total investments in securities, at value
 (tax value, $1,958,173,048)                                             $ 1,958,392,775
 Cash                                                                            452,506
 Income receivable                                                            13,594,030
 Receivable for shares sold                                                    1,817,688
    Total assets                                                           1,974,256,999
 LIABILITIES:
 Payable for investments purchased                   $  47,784,559
 Income distribution payable                             4,664,726
 Accrued expenses                                          420,592
    Total liabilities                                                         52,869,877
 NET ASSETS for 1,921,475,250 shares
 outstanding                                                             $ 1,921,387,122
 NET ASSETS CONSIST OF:
 Paid in capital                                                         $ 1,921,475,250
 Accumulated net realized loss on
 investments                                                                     (88,128)
    Total Net Assets                                                     $ 1,921,387,122
 NET ASSET VALUE, OFFERING PRICE AND
 REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $1,514,978,944 / 1,515,048,255 shares
 outstanding                                                                       $1.00
 INSTITUTIONAL SERVICE SHARES:
 $406,408,178 / 406,426,995 shares



 outstanding                                                                       $1.00





 (See Notes which are an integral part of the Financial Statements)

 TAX-FREE OBLIGATIONS FUND
 STATEMENT OF OPERATIONS

 YEAR ENDED JULY 31, 1996



 INVESTMENT INCOME:
 Interest                                                                   $ 67,301,023
 EXPENSES:
 Investment advisory fee                                 $  3,668,956
 Administrative personnel and services fee                  1,387,430
 Custodian fees                                               132,278
 Transfer and dividend disbursing agent
 fees and expenses                                             82,029
 Directors'/Trustees' fees                                     26,347
 Auditing fees                                                 13,017
 Legal fees                                                    12,581
 Portfolio accounting fees                                    181,541
 Shareholder services fee --
 Institutional Shares                                       3,693,322
 Shareholder services fee --
 Institutional Service Shares                                 892,872
 Share registration costs                                     176,345
 Printing and postage                                          31,849
 Insurance premiums                                            22,231
 Taxes                                                          6,598
 Miscellaneous                                                  8,752
    Total expenses                                         10,336,148
 Waivers --
    Waiver of investment advisory fee     $(2,000,281)
    Waiver of shareholder services
    fee -- Institutional



    Shares                                 (3,693,322)
      Total waivers                                         (5,693,603)
         Net expenses                                                          4,642,545
             Net investment income                                            62,658,478
 Net realized loss on investments                                                (66,893)
    Change in net assets resulting
    from operations                                                         $ 62,591,585





 (See Notes which are an integral part of the Financial Statements)

 TAX-FREE OBLIGATIONS FUND
 STATEMENT OF CHANGES IN NET ASSETS



                                                        YEAR ENDED JULY 31,
                                                    1996                  1995
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS --
 Net investment income                       $     62,658,478      $     41,769,131
 Net realized gain (loss) on
 investments ($36,269 net loss and
 $40 net gain, respectively, as
 computed for federal income tax
 purposes)                                            (66,893)               (1,395)
    Change in net assets resulting from
    operations                                     62,591,585            41,767,736
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
    Institutional Shares                          (51,152,839)          (36,508,581)
    Institutional Service Shares                  (11,505,639)           (5,260,550)
      Change in net assets resulting
      from distributions to shareholders          (62,658,478)          (41,769,131)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                  12,426,624,832         7,385,500,551
 Net asset value of shares issued to
 shareholders in payment of
 distributions declared                             4,751,851             2,286,899
 Cost of shares redeemed                      (12,057,396,164)       (6,655,215,610)
    Change in net assets resulting



    from share transactions                       373,980,519           732,571,840
      Change in net assets                        373,913,626           732,570,445
 NET ASSETS:
 Beginning of period                            1,547,473,496           814,903,051
 End of period                               $  1,921,387,122      $  1,547,473,496





 (See Notes which are an integral part of the Financial Statements)

TAX-FREE OBLIGATIONS FUND
NOTES TO FINANCIAL STATEMENTS

JULY 31, 1996

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Tax-Free Obligations Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal.

The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS -- The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

At July 31, 1996, the Fund, for federal tax purposes, had a capital loss carryforward of $56,069, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:



 EXPIRATION YEAR      EXPIRATION AMOUNT
      2001               $     580
      2002               $  19,220
      2004               $  36,269





Additionally, net capital losses of $96,260 attributable to security transactions incurred after October 31, 1995 are treated as arising on August 1, 1996 the first day of the Fund's next taxable year.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At July 31, 1996, capital paid-in aggregated $1,921,475,250. Transactions in shares were as follows:




                                                   YEAR ENDED JULY 31,
 INSTITUTIONAL SHARES                            1996               1995
 Shares sold                               10,558,231,210        6,466,015,512
 Shares issued to shareholders in
 payment of distributions
 declared                                       3,176,723            1,609,289
 Shares redeemed                          (10,341,838,613)      (5,961,920,320)
  Net change resulting from
  Institutional Share transactions            219,569,320          505,704,481
                                                  YEAR ENDED JULY 31,
 INSTITUTIONAL SERVICE SHARES                    1996               1995
 Shares sold                                1,868,393,621          919,485,039
 Shares issued to shareholders in
 payment of distributions declared              1,575,128              677,610
 Shares redeemed                           (1,715,557,550)        (693,295,290)
  Net change resulting from
  Institutional Service Share
  transactions                                154,411,199          226,867,359
   Net change resulting from share
   transactions                               373,980,519          732,571,840





4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE -- Federated Management, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS -- During the period ended July 31, 1996, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $3,275,502,963 and $3,474,752,378, respectively.

GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees of MONEY MARKET OBLIGATIONS TRUST
(Tax-Free Obligations Fund):

We have audited the accompanying statement of assets and liabilities of Tax-Free Obligations Fund (an investment portfolio of Money Market Obligations Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of July 31, 1996, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial portion of Tax-Free Obligations Fund (an investment portfolio of Money Market Obligations Trust) as of July 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                        ARTHUR ANDERSEN LLP




Pittsburgh, Pennsylvania
August 20, 1996

ADDRESSES

Tax-Free Obligations Fund
       Institutional Shares           Federated Investors Tower
                                      Pittsburgh, PA 15222-3779

Distributor
       Federated Securities Corp.     Federated Investors Tower
                                      Pittsburgh, PA 15222-3779

Investment Adviser
       Federated Management           Federated Investors Tower
                                      Pittsburgh, PA 15222-3779

Custodian
       State Street Bank and          c/o Federated Services Company
       Trust Company                  P.O. Box 8600
                                      Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
        Federated Shareholder         P.O. Box 8600
        Services Company              Boston, MA 02266-8600

Independent Public Accountants



       Arthur Andersen LLP            2100 One PPG Place
                                      Pittsburgh, PA 15222

TAX-FREE OBLIGATIONS FUND
(A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST)
INSTITUTIONAL SHARES

PROSPECTUS

A Portfolio of
Money Market Obligations Trust,
an Open-End Management
Investment Company

Prospectus dated September 30, 1996

[IMAGE]

Cusip 60934N401
9110207A-IS (9/96)





TAX-FREE OBLIGATIONS FUND

(A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST)



INSTITUTIONAL SERVICE SHARES

PROSPECTUS

The Institutional Service Shares of Tax-Free Obligations Fund (the "Fund") offered by this prospectus represent interests in a portfolio of Money Market Obligations Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests in municipal securities to provide dividend income exempt from federal regular income consistent with stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated September 30, 1996, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov.).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated September 30, 1996

TABLE OF CONTENTS



 SUMMARY OF FUND EXPENSES                        1
 FINANCIAL HIGHLIGHTS --
  INSTITUTIONAL SERVICE SHARES                   2
 GENERAL INFORMATION                             3
 INVESTMENT INFORMATION                          3
  Investment Objective                           3
  Investment Policies                            3
  Municipal Securities                           5
  Investment Risks                               6
  Investment Limitations                         6
 TRUST INFORMATION                               6
  Management of the Trust                        6
  Distribution of Institutional Service Shares   7
  Administration of the Fund                     8
 NET ASSET VALUE                                 8
 HOW TO PURCHASE SHARES                          9
 HOW TO REDEEM SHARES                           10
 ACCOUNT AND SHARE INFORMATION                  11
 TAX INFORMATION                                11
  Federal Income Tax                            11
  State and Local Taxes                         12
 OTHER CLASSES OF SHARES                        12
 PERFORMANCE INFORMATION                        12
 FINANCIAL HIGHLIGHTS --
  INSTITUTIONAL SHARES                          13
 FINANCIAL STATEMENTS                           14



 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
                                                42
 ADDRESSES                                      43






SUMMARY OF FUND EXPENSES



                        INSTITUTIONAL SERVICE SHARES
                      SHAREHOLDER TRANSACTION EXPENSES
 Maximum Sales Charge Imposed on Purchases
   (as a percentage of offering price)                                        None
 Maximum Sales Charge Imposed on Reinvested Dividends
   (as a percentage of offering price)                                        None
 Contingent Deferred Sales Charge (as a percentage of original
   purchase price or redemption proceeds, as applicable)                      None
 Redemption Fee (as a percentage of amount redeemed, if
   applicable)                                                                None
 Exchange Fee                                                                 None
                                 ANNUAL OPERATING EXPENSES
                         (As a percentage of average net assets)
 Management Fee (after waiver)(1)                                            0.09%
 12b-1 Fee                                                                    None
 Total Other Expenses                                                        0.36%
     Shareholder Services Fee                                       0.25%
         Total Operating Expenses(2)                                         0.45%






(1) The management fee has been reduced to reflect the waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.20%.

(2) Total operating expenses would have been 0.56% absent the voluntary waiver of a portion of the management fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Trust Information" and "How to Purchase Shares." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.



EXAMPLE                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
You would pay the following expenses on a $1,000
investment assuming (1) 5% annual return and
(2) redemption at the end of each time period      $5       $14       $25       $57





THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

 TAX-FREE OBLIGATIONS FUND
 FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SERVICE SHARES
 (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

 Reference is made to the Report of Independent Public Accountants on page
 42.



                                                        YEAR ENDED JULY 31,
                                                    1996      1995     1994(A)
 NET ASSET VALUE, BEGINNING OF PERIOD             $ 1.00     $ 1.00     $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                             0.03       0.03       0.002
 LESS DISTRIBUTIONS
  Distributions from net investment income         (0.03)     (0.03)     (0.002)
 NET ASSET VALUE, END OF PERIOD                   $ 1.00     $ 1.00     $ 1.00
 TOTAL RETURN(B)                                    3.29%      3.39%      0.18%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                          0.45%      0.45%      0.39%*
  Net investment income                             3.22%      3.48%      3.04%*
  Expense waiver/reimbursement(c)                   0.11%      0.14%      0.15%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)       $406,408   $252,016    $25,148




* Computed on an annualized basis.

(a) Reflects operations for the period from July 5, 1994 (date of initial public investment) to July 31, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated October 3, 1988. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees has established two classes of shares known as Institutional Service Shares and Institutional Shares. This prospectus relates only to Institutional Service Shares of the Fund, which are designed primarily for financial institutions, financial intermediaries and institutional investors as a convenient means of accumulating an interest in a professionally managed, portfolio investing primarily in short-term municipal securities. The Fund may not be a suitable investment for retirement plans because it invests in municipal securities. A minimum initial investment of $1,000,000 over a one-year period is required.

The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide dividend income exempt from federal regular income consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of municipal securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal regular income tax. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) Unless indicated otherwise, the investment policies may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund invests primarily in debt obligations issued by or on behalf of states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax ("Municipal Securities"). Examples of Municipal Securities include, but are not limited to:

* tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues;

* bond anticipation notes that are intended to be refinanced through a later issuance of longer-term bonds;

* municipal commercial paper and other short-term notes;

* variable rate demand notes;

* municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and

* participation, trust, and partnership interests in any of the foregoing obligations.




VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

PARTICIPATION INTERESTS. The Fund may purchase interests in Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Municipal Securities.

MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.

CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price. The Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks.

DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.




WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets.

TEMPORARY INVESTMENTS. From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities, all of comparable quality to other securities in which the Fund invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other deposit institutions having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements (arrangements in which the organization selling the Fund a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

Although the Fund is permitted to make taxable, temporary investments, there is no current intention to do so. However, the interest from certain Municipal Securities is subject to the federal alternative minimum tax.

MUNICIPAL SECURITIES

Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of Municipal Securities acceptable for purchase by the Fund could become limited.

The Fund may invest in Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.

Obligations of issuers of Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.

INVESTMENT LIMITATIONS

The Fund will not borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge assets to secure such borrowings. These investment limitations cannot be changed without shareholder approval.

TRUST INFORMATION

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .20% of the Fund's average daily net assets. The adviser has undertaken to reimburse the Fund up to the amount of the advisory fee for operating expenses in excess of limitations established by certain states. Also, the adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF INSTITUTIONAL SERVICE SHARES

Federated Securities Corp. is the principal distributor for Institutional Service Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of



Federated Investors.

State securities laws may require certain financial institutions such as depository institutions to register as dealers.

SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25% of the average daily net asset value of the Institutional Service Shares, computed at an annual rate, to obtain personal services for shareholders and provide maintenance of shareholder accounts ("shareholder services"). From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily.

Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services based upon shares owned by their clients or customers. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. The distributor may pay financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide certain services to shareholders. These services may include, but are not limited to, distributing prospectuses and other information, providing accounting assistance, and communicating or facilitating purchases and redemptions of shares. Any fees paid for these services by the distributor will be reimbursed by the adviser and not the Fund.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate as which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:



      MAXIMUM                   AVERAGE AGGREGATE
 ADMINISTRATIVE FEE             DAILY NET ASSETS
       .15%                   on the first $250 million
       .125%                  on the next $250 million
       .10%                   on the next $250 million
       .075%            on assets in excess of $750 million





The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares Federated Services Company may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Institutional Service Shares from the value of Fund assets attributable to Institutional Service Shares, and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

HOW TO PURCHASE SHARES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or by check. The Fund reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone. The minimum initial investment is $1,000,000. However, an account may be opened with a smaller amount as long as the minimum is reached within one year of opening the account. Minimum investments will be calculated by combining all accounts maintained with the Fund. Financial institutions may impose different minimum investment requirements on their customers.

PURCHASING SHARES BY WIRE. Shares may be purchased by Federal Reserve wire by calling the Fund before 3:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to:
Tax-Free Obligations Fund -- Institutional Service Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK. Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA
02266-8600. The check should be made payable to Tax-Free Obligations Fund -- Institutional Service Shares. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

INVEST-BY-PHONE. Once an account has been opened, a shareholder may use invest-by-phone for investments if an authorization form has been filed with Federated Shareholder Services Company, the transfer agent for shares of the Fund. Approximately two weeks after sending the form to Federated Shareholder Services Company, the shareholder may call Federated Shareholder Services Company to purchase shares. Federated Shareholder Services Company will send a request for monies to the shareholder's commercial bank, savings bank, or credit union ("bank") via the Automated Clearing House. The shareholder's bank, which must be an Automated Clearing House member, will then forward the monies to Federated Shareholder Services Company. The purchase is normally entered the next business day after the initial phone request. For further information and an application, call the Fund.

SUBACCOUNTING SERVICES. Financial institutions are encouraged to open single master accounts. A subaccounting system is available through the transfer agent to minimize internal recordkeeping requirements. The transfer agent charges a fee based on the level of subaccounting services rendered. Financial institutions may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services provided which may be related to the ownership of Fund shares. This prospectus should, therefore, be read together with any agreement between the customer and the financial institution with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed. State securities laws may require certain financial institutions such as depository institutions to register as dealers.

HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 12:00 noon (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.




In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange;



or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

ACCOUNT AND SHARE INFORMATION

DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Shareholder Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.

ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,000,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS. Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.




Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase, within the limits of its investment policies, all types of municipal bonds, including private activity bonds.

The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.

STATE AND LOCAL TAXES

In the opinion of Houston, Houston, & Donnelly, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.

Because interest received by the Fund may not be exempt from all state and local income taxes, shareholders may be required to pay state and local taxes on dividends received from the Fund. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

OTHER CLASSES OF SHARES

The Fund also offers other classes. Institutional Shares are sold at net asset value primarily to entities holding shares in an agency or fiduciary capacity, financial institutions, financial intermediaries and institutional investors and are subject to a minimum initial investment of $1,000,000.

All classes are subject to certain of the same expenses.

Institutional Shares are distributed with no 12b-1 Plan but are subject to shareholder services fees.

Expense differences between classes may affect the performance of each class.

To obtain more information and a prospectus for any other class, investors may call 1-800-341-7400.

PERFORMANCE INFORMATION




From time to time, the Fund advertises its yield, effective yield, tax-equivalent yield, and total return. The performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the Fund's tax-exempt yield, assuming a specific tax rate.

Advertisements and sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

 TAX-FREE OBLIGATIONS FUND
 FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SHARES



 (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

 Reference is made to the Report of Independent Public Accountants on page  42.



                                                YEAR ENDED JULY 31,
                             1996          1995       1994      1993       1992       1991     1990(A)
NET ASSET VALUE,
BEGINNING OF PERIOD          $ 1.00      $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
INCOME FROM
INVESTMENT
OPERATIONS
 Net investment
 income                        0.03        0.04       0.02       0.03       0.04       0.05       0.04
LESS DISTRIBUTIONS
 Distributions
 from net
 investment income            (0.03)      (0.04)     (0.02)     (0.03)     (0.04)     (0.05)     (0.04)
NET ASSET VALUE,
END OF PERIOD               $ 1.00       $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
TOTAL RETURN(B)               3.55%        3.64%      2.45%      2.54%      3.73%      5.13%      3.70%
RATIOS TO AVERAGE
NET ASSETS
 Expenses                     0.20%        0.20%      0.20%      0.20%      0.20%      0.20%      0.20%*
 Net investment income        3.46%        3.62%      2.41%      2.49%      3.58%      4.93%      5.75%*
 Expense waiver/
 reimbursement(c)             0.36%        0.39%      0.15%      0.14%      0.17%      0.26%      0.21%*
SUPPLEMENTAL DATA
 Net assets, end
 of period



 (000 omitted)          $1,514,979   $1,295,458   $789,755   $454,119   $308,855   $165,669   $145,552





* Computed on an annualized basis.

(a) Reflects operations for the period from December 12, 1989 (date of initial public investment) to July 31, 1990.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

TAX-FREE OBLIGATIONS FUND
 PORTFOLIO OF INVESTMENTS

 JULY 31, 1996



   PRINCIPAL
    AMOUNT                                                                                                   VALUE
 (A)SHORT-TERM MUNICIPALS--101.9%
                ALABAMA--4.1%
 $    3,140,000 Birmingham, AL Special Care Facilities Financing Authority, Capital
                Improvement Revenue Bonds (Series 1995) Weekly VRDNs
                (Methodist Home for the Aging, AL)/(SouthTrust Bank of Alabama,
                Birmingham LOC)                                                                         $   3,140,000
        700,000 Bon Air, AL IDB Weekly VRDNs (Avondale Mills, Inc.)/(SunTrust
                Bank, Atlanta LOC)                                                                            700,000
      3,500,000 Cherokee, AL IDB, IDR Refunding Bonds (Series 1993) Weekly
                VRDNs (BOC Group, Inc.)/(Wachovia Bank of Georgia NA,
                Atlanta LOC)                                                                                3,500,000
      1,500,000 Decatur, AL IDB, Revenue Refunding Bonds (Series 1993) Weekly
                VRDNs (Allied-Signal, Inc.)                                                                 1,500,000
      4,350,000 Eutaw, AL IDB Weekly VRDNs (Mississippi Power Co.)/(Mississippi
                Power Co. GTD)                                                                              4,350,000
      9,295,000 Homewood, AL IDA Weekly VRDNs (Mountain Brook Inn
                (Homewood AL))/(SouthTrust Bank of Alabama, Birmingham LOC)                                 9,295,000
        245,000 Huntsville, AL IDA Weekly VRDNs (Parkway Project (Huntsville,
                Al))/(First Alabama Bank, Birmingham LOC)                                                     245,000
      2,931,000 Irondale, AL IDB, Revenue Bonds (Series 1989) Weekly VRDNs
                (Collateral Mortgage, Ltd.)/(SouthTrust Bank of Alabama,
                Birmingham LOC)                                                                             2,931,000
      4,500,000 Jefferson County, AL, GO Warrants (Series 1996) Weekly VRDNs



                (Bayerische Landesbank Girozentrale LOC)                                                    4,500,000
      7,000,000 Jefferson County, AL, Sewer Revenue Warrants (Series 1995-A)
                Weekly VRDNs (Bayerische Landesbank Girozentrale LOC)                                       7,000,000
      2,900,000 Madison, AL IDA, (Series A) Weekly VRDNs (Executive Inn)/
                (Amsouth Bank NA, Birmingham LOC)                                                           2,900,000
      1,425,000 Marshall County, AL, Special Obligation School Refunding Warrant
                (Series 1994) Weekly VRDNs (Marshall County, AL Board of
                Education)/(First Alabama Bank, Birmingham LOC)                                             1,425,000






TAX-FREE OBLIGATIONS FUND



  PRINCIPAL
    AMOUNT                                                                                                   VALUE
 (A)SHORT-TERM MUNICIPALS--CONTINUED
                ALABAMA--CONTINUED
 $    2,500,000 Mobile, AL IDA Weekly VRDNs (McRae's Industries, Inc.)/
                (Nationsbank, NA LOC)                                                                   $   2,500,000
      3,500,000 Mobile, AL IDB, PCR (Series 1993A) Weekly VRDNs (Alabama
                Power Co.)/(Alabama Power Co. GTD)                                                          3,500,000
      9,250,000 Mobile, AL IDB, PCR (Series 1993B) Weekly VRDNs (Alabama Power
                Co.)/(Alabama Power Co. GTD)                                                                9,250,000
      4,155,000 Montgomery, AL BMC Special Care Facilities Finance Authority,
                (Series 94A) Weekly VRDNs (Baptist Medical Center, AL)/(Amsouth
                Bank NA, Birmingham LOC)                                                                    4,155,000
     10,230,000 Montgomery, AL IDB, Pollution Control & Solid Disposal Revenue,
                3.60% CP (General Electric Co.), Mandatory Tender 8/1/1996                                 10,230,000
        970,000 Tuscaloosa County, AL Port Authority, (Series 1989A) Weekly VRDNs
                (Capstone Hotel Ltd.)/(SouthTrust Bank of Alabama,
                Birmingham LOC)                                                                               970,000
      1,330,000 Tuscaloosa, AL IDB, Revenue Refunding Bonds (Series 1994) Weekly
                VRDNs (Harco, Inc.)/(Amsouth Bank NA, Birmingham LOC)                                       1,330,000
      4,425,000 Vincent, AL IDB Weekly VRDNs (Headquarters Partnership Project)/
                (National Australia Bank, Ltd., Melbourne LOC)                                              4,425,000
                 Total                                                                                     77,846,000
                ARIZONA--1.9%
      7,300,000 Apache County, AZ Weekly VRDNs (Tucson Electric Power Co.)/



                (Chemical Bank, New York LOC)                                                               7,300,000
      4,000,000 Arizona Health Facilities Authority Weekly VRDNs (University
                Physicians, Inc.)/(Bank One, Arizona NA LOC)                                                4,000,000
      6,800,000 Arizona Health Facilities Authority, Pooled Loan Program Revenue
                Bonds (Series 1885B) Weekly VRDNs (FGIC INS)/(Chemical Bank,
                New York LIQ)                                                                               6,800,000
      1,000,000 Arizona Insured Municipal Securities Trust, (Series 1996A) Weekly
                VRDNs (Chandler Street and Highway)/(MBIA INS)/
                (Norwest Bank Minnesota, Minneapolis LIQ)                                                   1,000,000
      1,500,000 Arizona Insured Municipal Securities Trust, (Series 1996C) Weekly
                VRDNs (Maricopa County, AZ University School District No. 93)/
                (FGIC INS)/(Norwest Bank Minnesota, Minneapolis LIQ)                                        1,500,000






TAX-FREE OBLIGATIONS FUND



  PRINCIPAL
    AMOUNT                                                                                                   VALUE
 (A)SHORT-TERM MUNICIPALS--CONTINUED
                ARIZONA--CONTINUED
 $    1,250,000 Arizona Insured Municipal Securities Trust, (Series 1996E) Weekly
                VRDNs (Scottsdale (Memorial Hospitals))/(AMBAC INS)/(Norwest
                Bank Minnesota, Minneapolis LIQ)                                                         $  1,250,000
     10,000,000 Coconino County, AZ Pollution Control Corporation, PCR Refunding
                Bonds (Series 1995E) Weekly VRDNs (Nevada Power Co.)/(Societe
                Generale, Paris LOC)                                                                       10,000,000
      5,000,000 Pima County, AZ IDA Weekly VRDNs (Tucson Electric Power Co.)/
                (Barclays Bank PLC, London LOC)                                                             5,000,000
                 Total                                                                                     36,850,000
                ARKANSAS--0.3%
      4,595,000 Little Rock, AR Pulaski County School District, (Series 1996), 3.85%
                TRANs, 12/30/1996                                                                           4,595,000
      1,000,000 Sheridan, AR IDA Weekly VRDNs (H.H. Robertson Co.)/(PNC Bank,
                NA LOC)                                                                                     1,000,000
                 Total                                                                                      5,595,000
                CALIFORNIA--7.7%
     27,585,000 California Public Capital Improvements Financing Authority, Trust
                Receipts (Series 1996 FR-3) Weekly VRDNs (MBIA INS)/
                (Bank of New York, New York LIQ)                                                           27,585,000
     22,000,000 California School Cash Reserve Program Authority, (Series A), 4.75%
                TRANs (MBIA INS), 7/2/1997                                                                 22,174,937



     20,000,000 California State, (Series A), 4.50% RANs, 6/30/1997                                        20,091,600
     22,000,000 California Statewide Communities Development Authority,
                (1996 Series A), 4.75% TRANs (FSA INS), 6/30/1997                                          22,144,709
      4,000,000 Livermore Valley, CA USD, (Series 1995-96), 4.75% TRANs, 9/19/1996                          4,003,599
      4,300,000 Lompoc, CA, 4.125% TRANs, 6/30/1997                                                         4,309,599
     26,000,000 Los Angeles County, CA Unified School District, 4.50% TRANs,
                6/30/1997                                                                                  26,171,257
      3,500,000 Los Angeles, CA Wastewater System, Tender Option Certificates
                (Series 1995H) Weekly VRDNs (MBIA INS)/(Swiss Bank Corp.,
                Basle LIQ)                                                                                  3,500,000






TAX-FREE OBLIGATIONS FUND



  PRINCIPAL
    AMOUNT                                                                                                   VALUE
 (A)SHORT-TERM MUNICIPALS--CONTINUED
                CALIFORNIA--CONTINUED
 $    3,000,000 Orange County, CA IDA, (Series 1991A) Weekly VRDNs
                (The Lakes)/(Citibank NA, New York LOC)                                                 $   3,000,000
     10,000,000 South Coast, CA Local Education Agencies, (Series 1996A), 4.75%
                TRANs, 6/30/1997                                                                           10,059,537
      5,000,000 Vacaville Unified School District, CA, 4.375% TRANs, 7/1/1997                               5,024,224
                 Total                                                                                    148,064,462
                COLORADO--0.1%
      2,625,000 Denver (City & County), CO, 4.50% TOBs (Blake Street
                Compendium)/(Norwest Bank Minnesota, Minneapolis LOC),
                Optional Tender 12/15/1996                                                                  2,625,000
 CONNECTICUT--1.2%
      5,500,000 Connecticut Development Health Care Facilities Weekly VRDNs
                (Independence Living)/(Chemical Bank, New York LOC)                                         5,500,000
     17,300,000 Connecticut State Transportation Infrastructure Authority Weekly
                VRDNs (Connecticut State)/(Commerzbank AG, Frankfurt LOC)                                  17,300,000
                 Total                                                                                     22,800,000
                DELAWARE--0.3%
      5,000,000 Delaware Health Facilities Authority, Revenue Bonds (Series 1988)
                Weekly VRDNs (Delaware Health Facilities Pooled Loan Program)/
                (MBIA INS)/(J.P. Morgan Delaware, Wilmington LIQ)                                           5,000,000
                FLORIDA--9.6%



     10,000,000 Broward County, FL School District, (Series 1996A and 1996 B), 4.25%
                RANs, 4/24/1997                                                                            10,042,165
      4,270,000 Dade County, FL IDA Weekly VRDNs (Futernick Associates, Inc.)/
                (First Union National Bank, Charlotte, N.C. LOC)                                            4,270,000
      1,200,000 Dade County, FL IDA, Industrial Development Revenue Refunding
                Bonds Weekly VRDNs (Continental Farms, Inc.)/(Nationsbank,
                NA LOC)                                                                                     1,200,000
     13,305,000 Florida HFA Weekly VRDNs (Cornerstone Imaging, Inc.)/(PNC
                Bank, NA LOC)                                                                              13,305,000






TAX-FREE OBLIGATIONS FUND



  PRINCIPAL
    AMOUNT                                                                                                   VALUE
 (A)SHORT-TERM MUNICIPALS--CONTINUED
                FLORIDA--CONTINUED
 $    1,400,000 Florida HFA, (Series 1989 E) Weekly VRDNs (Fairmont Oaks Project)/
                (Comerica Bank, Detroit, MI LOC)                                                        $   1,400,000
      3,200,000 Florida HFA, Multifamily Housing Revenue Bonds (1985 Series YY)
                Weekly VRDNs (Monterey Meadows Apartments, FL)/(Citibank
                NA, New York LOC)                                                                           3,200,000
      7,235,000 Florida State Board of Education Administration, (CR49D),
                3.60% TOBs (Citibank NA, New York LIQ), Optional Tender
                12/1/1996                                                                                   7,235,000
      5,120,000 Florida State Board of Education Administration, (CR55), (Series
                1989A), 3.75% TOBs (Citibank NA, New York LIQ), Optional Tender
                3/1/1997                                                                                    5,120,000
      8,000,000 Gulf Breeze, FL, Variable Rate Demand Revenue Bonds (Series
                1995A) Weekly VRDNs (Florida Municipal Bond Fund)/(Barnett
                Bank, NA LOC)                                                                               8,000,000
     10,000,000 Jacksonville, FL Electric Authority, Tender Option Certificates (Series
                1995C) Weekly VRDNs (Bayerische Hypotheken-Und Wechsel-Bank
                Ag LIQ)                                                                                    10,000,000
      3,000,000 Jacksonville, FL HFDC, Health Facilities Revenue Bonds (Series 1994)
                Weekly VRDNs (River Garden/The Coves Project)/(First Union
                National Bank, Charlotte, N.C. LOC)                                                         3,000,000
      4,300,000 Key West, FL Community Redevelopment Authority Weekly VRDNs



                (Pier House Joint Venture)/(PNC Bank, NA LOC)                                               4,300,000
      3,900,000 Lake Shore, FL Hospital Authority, Health Facilities Revenue Bonds
                (Series 1991) Weekly VRDNs (Lake Shore Hospital)/(Kredietbank
                N.V., Brussels LOC)                                                                         3,900,000
      5,710,000 Manatee County, FL HFA Weekly VRDNs (Carriage Club)/(Mellon
                Bank NA, Pittsburgh LOC)                                                                    5,710,000
      2,850,000 Marion County, FL IDA, IDRB (Series 1989) Weekly VRDNs (Charter
                Springs Hospital, Inc.)/(Bankers Trust Co., New York LOC)                                   2,850,000
      4,000,000 Orange County, FL HFA, Multifamily Housing Refunding Revenue
                Bonds (1992 Series A) Weekly VRDNs (Smokewood/Sun Key
                Apartments Project (FL))/(Citibank NA, New York LOC)                                        4,000,000
      5,500,000 Orange County, FL HFA, Multifamily Housing Revenue Bonds
                Weekly VRDNs (Sutton Place. Ltd. Project)/(Nationsbank, NA LOC)                             5,500,000






TAX-FREE OBLIGATIONS FUND



  PRINCIPAL
    AMOUNT                                                                                                   VALUE
 (A)SHORT-TERM MUNICIPALS--CONTINUED
                FLORIDA--CONTINUED
 $    3,000,000 Orange County, FL, Health Facilities Authority Weekly VRDNs
                (Mayflower Retirement Community)/(Rabobank Nederland,
                Utrecht LOC)                                                                            $   3,000,000
      7,000,000 Orange County, FL, Health Facilities Authority, Revenue Bonds
                (Series 1995) Weekly VRDNs (Adventist Health System)/(Rabobank
                Nederland, Utrecht LOC)                                                                     7,000,000
      2,770,000 Palm Beach County, FL IDA Weekly VRDNs (Palm Beach Jewish
                Community Campus)/(SunTrust Bank, Central Florida LOC)                                      2,770,000
      6,000,000 Palm Beach County, FL, Revenue Bonds, (Series 1995) Weekly
                VRDNs (Norton Gallery and School of Art, Inc. Project)/(Northern
                Trust Co., Chicago, IL LOC)                                                                 6,000,000
      3,000,000 Pinellas County, FL Health Facility Authority, (Series 1987) Weekly
                VRDNs (St. Mark Village Project)/(NationsBank, South LOC)                                   3,000,000
      5,525,000 Polk County, FL IDA, PCR Refunding Bonds Weekly VRDNs
                (IMC Fertilizer, Inc. Project)/(Rabobank Nederland, Utrecht LOC)                            5,525,000
      7,300,000 Sarasota County, FL Public Hospital District, 3.60% CP (Sarasota
                Memorial Hospital), Mandatory Tender 9/19/1996                                              7,300,000
      9,100,000 Sarasota County, FL Public Hospital District, 3.65% CP
                (Sarasota Memorial Hospital), Mandatory Tender 10/10/1996                                   9,100,000
      6,000,000 Southeast Volusia Hospital District, Revenue Bonds (Series 1995)
                Weekly VRDNs (Bert Fish Medical Center (FL))/(SouthTrust Bank of



                Alabama, Birmingham LOC)                                                                    6,000,000
      6,000,000 St. Lucie County, FL PCR, (Series 94A), 3.65% CP (Florida Power &
                Light Co.), Mandatory Tender 10/10/1996                                                     6,000,000
      7,720,000 St. Lucie County, FL, IDR Bonds (Series 1985) Weekly VRDNs
                (Savannahs Hospital)/(NationsBank, South LOC)                                               7,720,000
     25,000,000 Sunshine State Governmental Finance Commission, FL, 3.65% CP
                (Morgan Guaranty Trust Co., New York, National Westminster Bank,
                PLC, London and Union Bank of Switzerland, Zurich LOCs),
                Mandatory Tender 8/14/1996                                                                 25,000,000
      3,390,000 Volusia County, FL HFA Weekly VRDNs (Fisherman's Landing)/
                (Mellon Bank NA, Pittsburgh LOC)                                                            3,390,000
                 Total                                                                                    184,837,165






TAX-FREE OBLIGATIONS FUND



  PRINCIPAL
    AMOUNT                                                                                                   VALUE
 (A)SHORT-TERM MUNICIPALS--CONTINUED
                GEORGIA--2.3%
 $    4,000,000 Atlanta, GA, Urban Residential Finance Authority, Residential
                Construction Revenue Bonds, (Series 1995) Weekly VRDNs
                (Summerhill Neighborhood Bond Program)/(First Union National
                Bank, Charlotte, N.C. LOC)                                                              $   4,000,000
      1,200,000 Coweta County, GA IDA Daily VRDNs (Eckerds Warehouse)/
                (Union Bank of Switzerland, Zurich LOC)                                                     1,200,000
      1,600,000 De Kalb County, GA Development Authority, (Series 1992) Weekly
                VRDNs (American Cancer Society, GA)/(SunTrust Bank, Atlanta
                LOC)                                                                                        1,600,000
      4,470,000 Fulton County, GA Housing Authority, (Series 1994B) Weekly VRDNs
                (Champions Green Apartments Project)/(SouthTrust Bank of
                Alabama, Birmingham LOC)                                                                    4,470,000
      3,110,000 Georgia State HFA, Single Family Mortgage Revenue, 3.60% TOBs
                (Citibank NA, New York LIQ), Optional Tender 9/1/1996                                       3,110,000
      3,000,000 Marietta, GA Housing Authority, Multifamily Housing Revenue
                Refunding Bonds (Series 1996) Weekly VRDNs (Winterset
                Apartments Project)/(Wachovia Bank of Georgia NA, Atlanta LOC)                              3,000,000
     18,145,000 Municipal Electric Authority of Georgia, General Resolutions Projects
                Subordinated Bonds (Series 1995B), 3.55% CP (Bayerische
                Landesbank Girozentrale, Credit Suisse, Zurich and Morgan
                Guaranty Trust Co., New York LOCs), Mandatory Tender 8/12/1996                             18,145,000



      9,100,000 Putnam County, GA, (Series 1996) Daily VRDNs (Georgia Power
                Company Plant Branch Project)                                                               9,100,000
                 Total                                                                                     44,625,000
                ILLINOIS--11.7%
     11,900,000 Chicago O'Hare International Airport, Bonds (Series 1983A) Daily
                VRDNs (American Airlines)/(Westdeutsche Landesbank
                Girozentrale LOC)                                                                          11,900,000
     20,000,000 Chicago, IL Board of Education, Variable Rate Certificates
                (Series 1996BB) Weekly VRDNs (MBIA INS)/(Bank of America NT
                and SA, San Francisco LIQ)                                                                 20,000,000
     25,000,000 Chicago, IL, GO (Series 1996), 3.10% TOBs (Landesbank Hessen-
                Thueringen, Frankfurt LOC), Mandatory Tender 2/4/1997                                      25,000,000






TAX-FREE OBLIGATIONS FUND



  PRINCIPAL
    AMOUNT                                                                                                   VALUE
 (A)SHORT-TERM MUNICIPALS--CONTINUED
                ILLINOIS--CONTINUED
 $    3,000,000 Illinois Development Finance Authority Weekly VRDNs (Newlywed
                Food)/(Mellon Bank NA, Pittsburgh LOC)                                                  $   3,000,000
     50,400,000 Illinois Development Finance Authority, PCR, (Series 1996B) Weekly
                VRDNs (Commonwealth Edison Co.)/(AMBAC INS)/(Bank of
                New York, New York LIQ)                                                                    50,400,000
      7,500,000 Illinois Educational Facilities Authority, 3.65% CP (Field Museum of
                Natural History)/(Northern Trust Co., Chicago, IL LOC), Mandatory
                Tender 8/15/1996                                                                            7,500,000
      9,500,000 Illinois Educational Facilities Authority, Revenue Bonds (Series 1995)
                Weekly VRDNs (Ravinia Festival Association (IL))/(NBD Bank,
                Michigan LOC)                                                                               9,500,000
     16,100,000 Illinois Health Facilities Authority Weekly VRDNs (OSF Health Care
                Systems)                                                                                   16,100,000
     20,200,000 Illinois Health Facilities Authority, (Series 1989A) Weekly VRDNs
                (Methodist Health Services Corp.)/(Fuji Bank, Ltd., Tokyo LOC)                             20,200,000
     35,000,000 Illinois Health Facilities Authority, Revenue Bonds (Series 1985B)
                Weekly VRDNs (OSF Health Care Systems)/(Bank of America
                Illinois and Rabobank Nederland, Utrecht LIQs)                                             35,000,000
     11,650,000 Illinois Health Facilities Authority, Revenue Bonds, (Series 1996B),
                3.65% CP (Rush-Presbyterian St. Luke's Medical)/(Northern Trust
                Co., Chicago, IL LOC), Mandatory Tender 9/24/1996                                          11,650,000



     15,000,000 Lisle (Village of), IL, Multifamily Housing Mortgage Revenue Bonds,
                (1985 Series A) Weekly VRDNs (Four Lakes Project)/(Chemical Bank,
                New York LOC)                                                                              15,000,000
                 Total                                                                                    225,250,000
                INDIANA--3.0%
        980,000 Dale, IN IDA Weekly VRDNs (Spencer Industries)/(National City
                Bank, Kentucky LOC)                                                                           980,000
      6,350,000 Elkhart, IN, Community Schools, Time Warrants, 4.00% TANs,
                12/31/1996                                                                                  6,360,196
     14,500,000 Fort Wayne, IN Community Schools, Time Warrants, 3.75% TANs,
                12/31/1996                                                                                 14,514,567






TAX-FREE OBLIGATIONS FUND



  PRINCIPAL
    AMOUNT                                                                                                   VALUE
 (A)SHORT-TERM MUNICIPALS--CONTINUED
                INDIANA--CONTINUED
 $    2,110,000 Indiana Health Facilities Finance Authority Rehabilitation Center
                Weekly VRDNs (Crossroads Rehabilitation Center)/(Bank One,
                Indianapolis, IN LOC)                                                                   $   2,110,000
     13,000,000 Indianapolis, IN Local Public Improvement, (Series 1996 B), 4.25%
                BANs, 1/9/1997                                                                             13,025,260
      2,780,000 Lake City, IN Public Library District, Time Warrants, 3.63% TANs,
                12/31/1996                                                                                  2,782,028
      8,600,000 Purdue University, IN, Student Fee Bonds (Series L) Weekly VRDNs                            8,600,000
      9,100,000 Washington Township, IN, Temporary Loan Warrants, 4.10% TANs,
                12/31/1996                                                                                  9,107,357
                 Total                                                                                     57,479,408
                IOWA--0.5%
      2,085,000 Iowa Finance Authority, Single Family Mortgage Bonds (Series 1996A),
                3.10% TOBs (FGIC GIC), Mandatory Tender 2/28/1997                                           2,085,000
      7,425,000 Iowa School Corporations, Warrant Certificates (Series 1995-96 B),
                4.25% TRANs (FSA INS), 1/30/1997                                                            7,455,405
                 Total                                                                                      9,540,405
                KENTUCKY--2.5%
      1,400,000 Boone County, KY, Revenue Refunding Bonds Weekly VRDNs
                (Spring Meadow Associates)/(Huntington National Bank,
                Columbus, OH LOC)                                                                           1,400,000



     12,242,000 Kentucky Interlocal School Transportation Association, (Series A),
                4.05% TRANs, 6/30/1997                                                                     12,242,000
     35,000,000 Owensboro, KY, (Series 1996) Weekly VRDNs (Owensboro Mercy
                Health System, Inc. Project)/(Bank of America Illinois LOC)                                35,000,000
                 Total                                                                                     48,642,000
                LOUISIANA--0.4%
      3,255,000 East Baton Rouge, LA Mortgage Finance Authority, SFM Revenue
                Refunding Bonds (Series 1996A), 3.40% TOBs (United States
                Treasury COL), Mandatory Tender 10/3/1996                                                   3,255,000






TAX-FREE OBLIGATIONS FUND



  PRINCIPAL
    AMOUNT                                                                                                   VALUE
 (A)SHORT-TERM MUNICIPALS--CONTINUED
                LOUISIANA--CONTINUED
 $    5,025,000 Louisiana PFA, Advance Funding Notes/School Board Advance
                Funding Program (Series 1995 B), 4.50% TANs (St. Charles Parish,
                LA), 8/29/1996                                                                          $   5,026,668
                 Total                                                                                      8,281,668
                MARYLAND--2.7%
        400,000 Baltimore County, MD Port Facility Monthly VRDNs (Occidental
                Petroleum Corp.)/(Morgan Guaranty Trust Co., New York LOC)                                    400,000
      1,000,000 Maryland EDC, Pooled Financing Revenue Bonds, (Series 1995)
                Weekly VRDNs (Maryland Municipal Bond Fund)/(Nationsbank,
                NA LOC)                                                                                     1,000,000
      1,200,000 Maryland Health & Higher Educational Facilities Authority, (Series
                1985B) Weekly VRDNs (First National Bank of Chicago LOC)                                    1,200,000
      1,800,000 Maryland Health & Higher Educational Facilities Authority,
                Revenue Bonds (Series 1985A) Weekly VRDNs (First National Bank
                of Chicago LOC)                                                                             1,800,000
      9,430,000 Maryland State Community Development Administration,
                (Series 1987-2), 3.60% TOBs (First National Bank of Chicago LIQ),
                Optional Tender 10/1/1996                                                                   9,430,000
     29,800,000 Montgomery County, MD, Consolidated CP BANs (Series 1995),
                3.45% CP, Mandatory Tender 8/12/1996                                                       29,800,000
      7,900,000 Montgomery County, MD, EDR Weekly VRDNs (U.S. Pharmacopeial



                Convention Facility)/(Chemical Bank, New York LOC)                                          7,900,000
                 Total                                                                                     51,530,000
                MASSACHUSETTS--1.7%
      6,000,000 Commonwealth of Massachusetts, (Series B), 5.00% Bonds, 6/1/1997                            6,058,234
     10,408,000 Easton, MA, 4.00% BANs, 4/10/1997                                                          10,432,216
     14,500,000 Massachusetts HEFA, (Series D) Daily VRDNs (Capital Asset
                Program)/(MBIA INS)/(Credit Suisse, Zurich LIQ)                                            14,500,000
      1,200,000 Massachusetts Port Authority, (Series 1995A) Daily VRDNs
                (Landesbank Hessen-Thueringen, Frankfurt LOC)                                               1,200,000
                 Total                                                                                     32,190,450






TAX-FREE OBLIGATIONS FUND



  PRINCIPAL
    AMOUNT                                                                                                   VALUE
 (A)SHORT-TERM MUNICIPALS--CONTINUED
                MICHIGAN--3.9%
 $    1,909,000 Battle Creek, MI Economic Development Corporation, Ltd Obligation
                Economic Development Revenue Refunding Bonds (Series 1992)
                Weekly VRDNs (Michigan Carton & Paperboard Company)/
                (American National Bank, Chicago LOC)                                                   $   1,909,000
      5,000,000 Dearborn, MI Economic Development Corp., (Series 1991) Weekly
                VRDNs (Oakbrook Common)/(Mellon Bank NA, Pittsburgh LOC)                                    5,000,000
      1,450,000 Kalamazoo, MI Economic Development Corp., 1995 Limited
                Obligation Revenue Refunding Bonds Weekly VRDNs (Wyndham
                Project, MI)/(First of America Bank - Illinois LOC)                                         1,450,000
      4,600,000 Michigan State Hospital Finance Authority, (Series A) Weekly
                VRDNs (OSF Health Care Systems)                                                             4,600,000
     20,000,000 Michigan State, GO UT Notes, 4.00% TRANs, 9/30/1996                                        20,032,287
     12,000,000 Michigan Strategic Fund, Limited Obligation PCRs (Series 1993)
                Weekly VRDNs (Allied-Signal, Inc.)                                                         12,000,000
     15,000,000 Michigan Strategic Fund, Refunding Revenue Bonds, Series 1995CC
                Daily VRDNs (Detroit Edison Co.)/(Barclays Bank PLC, London LOC)                           15,000,000
     10,000,000 Michigan Underground Storage Tank Financial Assurance Authority,
                (Series I - 1995), 3.45% CP (Canadian Imperial Bank of Commerce,
                Toronto LOC), Mandatory Tender 8/15/1996                                                   10,000,000
      2,695,000 Ottawa County, MI Economic Development Corp., Limited Obligation
                Revenue Bonds (Series 1995B) Weekly VRDNs (Sunset Manor, Inc.



                Project)/(Old Kent Bank & Trust Co., Grand Rapids LOC)                                      2,695,000
      1,400,000 Regents of University of Michigan, Intercollegiate Athletic Revenue
                Bonds (Series 1995) Daily VRDNs                                                             1,400,000
                 Total                                                                                     74,086,287
                MINNESOTA--3.6%
      8,335,000 Anoka-Hennepin, MN ISD 11, GO Certificates of Indebtedness
                (Series 1996A), 3.44% TANs (Minnesota Tax and Aid Anticipation
                Borrowing Program GTD), 3/13/1997                                                           8,335,379
      5,000,000 Bloomington, MN Port Authority, Special Tax Revenue Refunding
                Bonds (Series 1994B) Weekly VRDNs (Mall of America)/(FSA INS)/
                (Credit Local de France LIQ)                                                                5,000,000






TAX-FREE OBLIGATIONS FUND



  PRINCIPAL
    AMOUNT                                                                                                   VALUE
 (A)SHORT-TERM MUNICIPALS--CONTINUED
                MINNESOTA--CONTINUED
 $    1,965,000 Dakota County, MN Housing & Redevelopment Authority,
                Multifamily Rental Housing Revenue Bonds (Series 1994-B) Weekly
                VRDNs (Westwood Ridge Senior Residence Project)/(First Bank NA,
                Minneapolis LOC)                                                                        $   1,965,000
     10,000,000 Minneapolis CDA, Revenue Refunding Bonds (Series 1995) Weekly
                VRDNs (Walker Methodist Health Center, Inc. Project)/(First Bank
                NA, Minneapolis LOC)                                                                       10,000,000
      7,500,000 Minnesota State Higher Education Coordinating Board,
                Supplemental Student Loan Program Refunding Revenue Bonds
                (Series 1994A) Weekly VRDNs (Norwest Bank Minnesota,
                Minneapolis LIQ)                                                                            7,500,000
      7,000,000 Minnesota Tax and Aid Anticipation Borrowing Program, Certificates
                of Participation (Series 1996A), 4.25% TANs (Minnesota Aid
                Anticipation Pooled Borrowing Program)/(Minnesota Tax and Aid
                Anticipation Borrowing Program GTD), 2/21/1997                                              7,036,636
     10,000,000 Rochester, MN Health Care Facility Authority Weekly VRDNs
                (Mayo Foundation)                                                                          10,000,000
     14,500,000 Rochester, MN Health Care Facility Authority Weekly VRDNs
                (Mayo Foundation)                                                                          14,500,000
      1,000,000 Shakopee, MN Hospital Finance Authority Weekly VRDNs
                (St. Francis Regional Medical Center)/(Citibank NA, New York LOC)                           1,000,000



      3,000,000 Southern Minnesota Municipal Power Agency, 3.65% CP, Mandatory
                Tender 8/6/1996                                                                             3,000,000
        800,000 St. Paul, MN Port Authority, (Series 1991) Weekly VRDNs
                (West Gate Office)/(First Bank NA, Minneapolis LOC)                                           800,000
                 Total                                                                                     69,137,015
                MISSISSIPPI--0.1%
      1,685,000 Hinds County, MS, (Series 1991) Weekly VRDNs (North State St.
                Project)/(Amsouth Bank NA, Birmingham LOC)                                                  1,685,000
                MISSOURI--0.2%
      4,200,000 Poplar Bluff, MO IDA, (Series 1987) Weekly VRDNs (Gates Rubber
                Co.)/(NBD Bank, Michigan LOC)                                                               4,200,000






TAX-FREE OBLIGATIONS FUND



  PRINCIPAL
    AMOUNT                                                                                                   VALUE
 (A)SHORT-TERM MUNICIPALS--CONTINUED
                NEVADA--1.8%
 $   34,900,000 Nevada Housing Division, Multi-Unit Housing Revenue Refunding
                Bonds (1991 Series A) Weekly VRDNs (Park Vista Apartments
                Project)/(Sumitomo Bank Ltd., Osaka LOC)                                                $  34,900,000
                NEW JERSEY--1.7%
     28,500,000 Essex County, NJ, (1996 Series A), 4.00% TANs (Chemical Bank,
                New York LOC), 8/19/1996                                                                   28,509,224
      5,000,000 New Jersey EDA, (Series 1995) Weekly VRDNs (Hillcrest Health
                Service System, Inc.)/(Industrial Bank of Japan Ltd., Tokyo LOC)                            5,000,000
                 Total                                                                                     33,509,224
                NEW YORK--3.4%
     10,000,000 Nassau County, NY, (Series 1996A), 4.00% RANs, 3/5/1997                                    10,036,039
     21,800,000 New York City Municipal Water Finance Authority, Water and Sewer
                System Revenue Bonds (Series 1995 A) Daily VRDNs (FGIC INS)/
                (FGIC Securities Purchase, Inc. LIQ)                                                       21,800,000
      5,500,000 New York City, NY Daily VRDNs (FGIC INS)/(FGIC Securities
                Purchase, Inc. LIQ)                                                                         5,500,000
     19,000,000 New York City, NY, (Series A), 4.50% TANs, 2/12/1997                                       19,071,060
      4,000,000 New York City, NY, GO Bonds Series-B Daily VRDNs (FGIC INS)/
                (FGIC Securities Purchase, Inc. LIQ)                                                        4,000,000
      5,200,000 New York State Energy Research & Development Authority Daily
                VRDNs (Niagara Mohawk Power Corp.)/(Toronto-Dominion



                Bank LOC)                                                                                   5,200,000
        270,000 New York State Local Government Assistance Corp., Bonds
                (Series 1995F) Weekly VRDNs (Toronto-Dominion Bank LOC)                                       270,000
                 Total                                                                                     65,877,099
                NORTH CAROLINA--2.6%
      4,500,000 Charlotte, NC Airport, Refunding Revenue Bonds (Series 1993A)
                Weekly VRDNs (MBIA INS)/(Commerzbank AG, Frankfurt LIQ)                                     4,500,000
      3,800,000 Greensboro, NC, Certificates of Participation 1994 Equipment
                Project Weekly VRDNs (Greensboro, NC Center City Corp.)/
                (Wachovia Bank of Georgia NA, Atlanta LIQ)                                                  3,800,000






TAX-FREE OBLIGATIONS FUND



  PRINCIPAL
    AMOUNT                                                                                                   VALUE
 (A)SHORT-TERM MUNICIPALS--CONTINUED
                NORTH CAROLINA--CONTINUED
 $   15,000,000 Martin County, NC IFA, (Series 1993) Weekly VRDNs
                (Weyerhaeuser Co.)                                                                      $  15,000,000
         50,000 NCNB Pooled Tax-Exempt Trust, (Series 1990A) Weekly VRDNs
                (NCNB Tax Exempt Trust 1990a)/(Nationsbank, NA LOC)                                            50,000
     12,450,000 North Carolina Eastern Municipal Power Agency, (Series B),
                3.10% CP (Morgan Guaranty Trust Co., New York and Union Bank
                of Switzerland, Zurich LOCs), Mandatory Tender 8/13/1996                                   12,450,000
      1,100,000 North Carolina Medical Care Commission Hospital, Revenue Bonds
                (Series 1992B) Weekly VRDNs (North Carolina Baptist)                                        1,100,000
     10,000,000 North Carolina Municipal Power Agency No. 1, (Series A), 3.65% CP
                (Morgan Guaranty Trust Co., New York and Union Bank of
                Switzerland, Zurich LOCs), Mandatory Tender 9/27/1996                                      10,000,000
      3,000,000 Winston-Salem, NC, GO Bonds (Series 1990) Weekly VRDNs
                (Credit Suisse, Zurich LIQ)                                                                 3,000,000
                 Total                                                                                     49,900,000
                OHIO--5.5%
      2,000,000 Akron, Bath & Copley, OH Joint Township Weekly VRDNs
                (Visiting Nurses)/(National City Bank, Cleveland, OH LOC)                                   2,000,000
      3,000,000 Cleveland, OH, Waterworks Revenue Bonds (Series D), 7.25% Bonds
                (United States Treasury PRF), 1/1/1997 (@102)                                               3,104,803
      4,000,000 Columbus, OH Sewer System, Revenue Bonds (Series 1994) Weekly



                VRDNs                                                                                       4,000,000
     12,600,000 Cuyahoga County, OH Hospital Authority Daily VRDNs
                (University Hospitals Health System, Inc.)/(Dai-Ichi Kangyo Bank
                Ltd., Tokyo LOC)                                                                           12,600,000
      3,600,000 Cuyahoga County, OH Hospital Authority Weekly VRDNs
                (St. Lukes Hospital)/(First National Bank of Chicago LOC)                                   3,600,000
      2,550,000 Cuyahoga County, OH IDA Weekly VRDNs (H.P. Parking Co.)/
                (KeyBank, NA LOC)                                                                           2,550,000
      7,800,000 Franklin County, OH Hospital Facility Authority Weekly VRDNs
                (Riverside United Methodist Hospital)/(National City Bank,
                Cleveland, OH LOC)                                                                          7,800,000






TAX-FREE OBLIGATIONS FUND



  PRINCIPAL
    AMOUNT                                                                                                   VALUE
 (A)SHORT-TERM MUNICIPALS--CONTINUED
                OHIO--CONTINUED
 $    3,620,000 Franklin County, OH Hospital Facility Authority, (Series 1992) Weekly
                VRDNs (Wesley Glenn, Inc.)/(Fifth Third Bank, Cincinnati LOC)                           $   3,620,000
     18,700,000 Greater Cleveland Regional Transportation Authority, OH, 3.90%
                BANs, 10/17/1996                                                                           18,717,339
      7,447,000 Greene County, OH, Certificates of Indebtedness - Issue III, 4.00%
                BANs, 3/26/1997                                                                             7,463,292
      3,000,000 Hamilton County, OH Health System Weekly VRDNs (West Park
                Community)/(Fifth Third Bank, Cincinnati LOC)                                               3,000,000
      2,000,000 Lorain County, OH, Health Facilities Revenue Bonds (Series 1992A)
                Weekly VRDNs (Elyria United Methodist Home)/(Fifth Third Bank,
                Cincinnati LOC)                                                                             2,000,000
      2,000,000 Lucas County, OH IDA, (Series 1991) Weekly VRDNs (Ohio Citizens
                Bank)/(National City Bank, Cleveland, OH LOC)                                               2,000,000
        270,000 Lucas County, OH, Hospital Improvement Revenue Weekly VRDNs
                (Sunshine Children's Home)/(National City Bank, Cleveland,
                OH LOC)                                                                                       270,000
      6,900,000 Mahoning County, OH, Housing Revenue Bonds (Series 1995)
                Weekly VRDNs (Copeland Oaks Project)/(Bank One, Akron,
                NA LOC)                                                                                     6,900,000
      1,645,000 Marion County, OH Hospital Authority, (Series 1991) Weekly VRDNs
                (Marion County, OH Pooled Hospital Program)/(Bank One,



                Columbus, NA LOC)                                                                           1,645,000
      4,000,000 Mayfield Village, OH IDA Weekly VRDNs (Beta Campus Co.)/
                (KeyBank, NA LOC)                                                                           4,000,000
      2,000,000 Medina County, OH, Solid Waste Disposal Revenue Bonds
                (Series 1995) Weekly VRDNs (Valley City Steel Company Project)/
                (KeyBank, NA LOC)                                                                           2,000,000
      5,900,000 Montgomery County, OH Health Facilities Authority, (Series 1995)
                Weekly VRDNs (Sisters of Charity Health Care System)/
                (Toronto-Dominion Bank LIQ)                                                                 5,900,000
        750,000 Montgomery County, OH IDA Weekly VRDNs (Center-Plex
                Venture)/(KeyBank, NA LOC)                                                                    750,000






TAX-FREE OBLIGATIONS FUND



  PRINCIPAL
    AMOUNT                                                                                                   VALUE
 (A)SHORT-TERM MUNICIPALS--CONTINUED
                OHIO--CONTINUED
 $    1,665,000 Montgomery, OH IDA Weekly VRDNs (Bethesda Two Limited
                Partnership)/(Huntington National Bank, Columbus, OH LOC)                               $   1,665,000
      2,000,000 Ohio State Air Quality Development Authority, (Series 1998A)
                Weekly VRDNs (PPG Industries, Inc.)                                                         2,000,000
      3,700,000 Rickenbacker, OH Port Authority, (Series 1992) Weekly VRDNs
                (Rickenbacker Holdings, Inc.)/(Bank One, Columbus, NA LOC)                                  3,700,000
      1,800,000 Seneca County, OH Hospital Facility Authority Weekly VRDNs
                (St. Francis Home)/(National City Bank, Cleveland, OH LOC)                                  1,800,000
      1,050,000 Twinsburg, OH IDA Weekly VRDNs (Carl J Massara Project)/
                (KeyBank, NA LOC)                                                                           1,050,000
      2,175,000 Wayne County, OH, Health Care Facility Revenue Bonds (Series 1995)
                Weekly VRDNs (D & M Realty Project)/(Bank One, Youngstown,
                NA LOC)                                                                                     2,175,000
                 Total                                                                                    106,310,434
                OKLAHOMA--4.5%
     10,000,000 Holdenville, OK Industrial Authority, Correctional Facility Revenue
                Bonds (Series 1995) Weekly VRDNs (Holdenville, OK Correctional
                Facility)/(First Union National Bank, Charlotte, N.C. LOC)                                 10,000,000
     24,500,000 Oklahoma State Industrial Authority, Flexible Rate Hospital Revenue
                Bonds (Series 1990B) Weekly VRDNs (Baptist Medical Center, OK)/
                (Credit Suisse, Zurich and Morgan Guaranty Trust Co.,



                New York LIQs)                                                                             24,500,000
     51,675,000 Oklahoma State Industrial Authority, Health System Revenue Bonds
                (Series 1995A) Weekly VRDNs (Baptist Medical Center, OK)/(Credit
                Suisse, Zurich and Morgan Guaranty Trust Co., New York LIQs)                               51,675,000
                 Total                                                                                     86,175,000
                OREGON--0.4%
      5,000,000 Multnomah County, OR School District, 4.50% TANs, 6/26/1997                                 5,025,962
      2,000,000 Oregon Health, Housing & Cultural Facilities Authority, Revenue
                Bonds (1995 Series A) Weekly VRDNs (Guide Dogs for the Blind, Inc.
                Project)/(Banque Nationale de Paris LOC)                                                    2,000,000
                 Total                                                                                      7,025,962






TAX-FREE OBLIGATIONS FUND



  PRINCIPAL
    AMOUNT                                                                                                   VALUE
 (A)SHORT-TERM MUNICIPALS--CONTINUED
                PENNSYLVANIA--3.4%
 $    1,850,000 Allegheny County, PA HDA, (Series 1988A) Weekly VRDNs
                (Allegheny Hospital)/(PNC Bank, NA LOC)                                                 $   1,850,000
        200,000 Allegheny County, PA HDA, Hosp Revenue Bonds (Series B 1995)
                Weekly VRDNs (Allegheny General Hospital)/(Morgan Guaranty
                Trust Co., New York LOC)                                                                      200,000
      5,000,000 Allegheny County, PA IDA, PCR (Series 1992A), 3.75% TOBs
                (Duquesne Light Power Co.)/(Canadian Imperial Bank of
                Commerce, Toronto LOC), Optional Tender 11/7/1996                                           5,000,000
      3,305,000 Clinton County, PA Municipal Authority, (Series A) Weekly VRDNs
                (Lock Haven Hospital)/(Mellon Bank NA, Pittsburgh LOC)                                      3,305,000
      9,075,000 Commonwealth of Pennsylvania, GO Bonds (Second Series of 1995),
                5.00% BANs, 11/15/1996                                                                      9,109,938
      1,900,000 Delaware County Authority, PA, Hospital Revenue Bonds
                (Series of 1996) Weekly VRDNs (Crozer-Chester Medical Center)/
                (Kredietbank N.V., Brussels LOC)                                                            1,900,000
      3,700,000 Delaware County, PA Weekly VRDNs (American College)/
                (PNC Bank, NA LOC)                                                                          3,700,000
     23,500,000 Erie County, PA Hospital Authority Weekly VRDNs (St. Vincent
                Health System)/(Mellon Bank NA, Pittsburgh LOC)                                            23,500,000
      3,710,000 Lehigh County, PA General Purpose Authority, Revenue Bonds
                (Series 1990) Weekly VRDNs (Phoebe Terrace, Inc.)/(Corestates



                Bank NA, Philadelphia, PA LOC)                                                              3,710,000
      1,500,000 Montgomery County, PA Higher Education and Health Authority,
                (Series 1992) Weekly VRDNs (Pottstown Healthcare Corporation
                Project)/(Corestates Bank NA, Philadelphia, PA LOC)                                         1,500,000
      5,000,000 North Lebanon Township, PA, Municipal Authority Mortgage
                Weekly VRDNs (Grace Community, Inc.)/(Corestates Bank NA,
                Philadelphia, PA LOC)                                                                       5,000,000
      4,000,000 Northeastern, PA Hospital & Education Authority, VRDB's
                (Series 1996) Weekly VRDNs (Allhealth Pooled Financing Program)/
                (Chase Manhattan Bank NA, New York LOC)                                                     4,000,000
      1,265,000 Philadelphia, PA IDA, (Series 93) Weekly VRDNs (Sackett
                Development)/(Mellon Bank NA, Pittsburgh LOC)                                               1,265,000






TAX-FREE OBLIGATIONS FUND



  PRINCIPAL
    AMOUNT                                                                                                   VALUE
 (A)SHORT-TERM MUNICIPALS--CONTINUED
                PENNSYLVANIA--CONTINUED
 $    2,000,000 Washington County, PA Hospital Authority Weekly VRDNs
                (Keystone Diversified Management Corp.)/(Mellon Bank NA,
                Pittsburgh LOC)                                                                         $   2,000,000
                 Total                                                                                     66,039,938
                SOUTH CAROLINA--0.1%
      1,090,000 South Carolina Job Development Authority Daily VRDNs (Chemical
                Bank, New York LOC)                                                                         1,090,000
                TENNESSEE--5.6%
      8,000,000 Chattanooga, TN HEFA Weekly VRDNs (Mccallie School)/(SunTrust
                Bank, Atlanta LOC)                                                                          8,000,000
     12,500,000 Chattanooga, TN HEFA Weekly VRDNs (Sisken Hospital)/
                (Sumitomo Bank Ltd., Osaka LOC)                                                            12,500,000
      8,300,000 Chattanooga, TN HEFA Weekly VRDNs (Sisken Hospital)/
                (Sumitomo Bank Ltd., Osaka LOC)                                                             8,300,000
      6,500,000 Chattanooga-Hamilton County, TN Hospital Authority Daily
                VRDNs (Erlanger Medical Center)/(Morgan Guaranty Trust Co.,
                New York SA)                                                                                6,500,000
      2,785,000 Clarksville, TN Public Building Authority, Pooled Financing Revenue
                Bonds (Series 1990) Weekly VRDNs (Tennessee Municipal Bond
                Fund)/(MBIA INS)/(Credit Suisse, Zurich LIQ)                                                2,785,000
      8,115,000 Knox County, TN Health Education & Housing Facilities Board,



                Hospital Facilities Revenue Bonds (Series 1985 B) Weekly VRDNs
                (Mercy Health Care System, Province of Cincinnatti)/(MBIA INS)/
                (Morgan Guaranty Trust Co., New York LIQ)                                                   8,115,000
      5,265,000 Maury County, TN HEFA, (Series 1996E) Weekly VRDNs (Southern
                Healthcare Systems, Inc.)/(Bank One, Texas NA LOC)                                          5,265,000
      1,000,000 Memphis, TN, (Series 1996), 5.00% Bonds, 7/1/1997                                           1,009,762
      6,000,000 Memphis, TN, General Improvement Refunding Bonds, (Series
                1995A) Weekly VRDNs (Westdeutsche Landesbank Girozentrale LOC)                              6,000,000
      1,700,000 Memphis, TN, General Improvement Refunding Bonds, (Series
                1995A) Weekly VRDNs (Westdeutsche Landesbank Girozentrale LOC)                              1,700,000






TAX-FREE OBLIGATIONS FUND



  PRINCIPAL
    AMOUNT                                                                                                   VALUE
 (A)SHORT-TERM MUNICIPALS--CONTINUED
                TENNESSEE--CONTINUED
 $    2,000,000 Metropolitan Government Nashville & Davidson County, TN HEFA,
                (Series 1996) Weekly VRDNs (Dede Wallace Center Project)/
                (SunTrust Bank, Nashville LOC)                                                          $   2,000,000
      7,400,000 Metropolitan Government Nashville & Davidson County, TN HEFA,
                Hospital Revenue Bonds, (Series 1992), 3.30% CP (Baptist Hospital,
                Inc. (TN))/(NationsBank, South LIQ), Mandatory Tender 8/30/1996                             7,400,000
     20,800,000 Metropolitan Government Nashville & Davidson County, TN HEFA,
                Hospital Revenue Bonds, (Series 1992), 3.65% CP (Baptist Hospital,
                Inc. (TN))/(NationsBank, South LIQ), Mandatory Tender 9/3/1996                             20,800,000
      6,830,000 Metropolitan Government Nashville & Davidson County, TN IDB,
                Metropolitan Government Revenue Bonds (Series 1995) Weekly
                VRDNs (YMCA Projects)/(Nationsbank of Tennessee LOC)                                        6,830,000
      2,600,000 Metropolitan Nashville Tennessee AA, Airport Improvement
                Revenue Bonds Refunding (Series 1995) Weekly VRDNs (FGIC INS)/
                (Credit Local de France LIQ)                                                                2,600,000
      5,500,000 Roane, TN IDB, (Series 1982) Monthly VRDNs (Fortafil Fibers, Inc.
                Project)/(ABN AMRO Bank N.V., Amsterdam LOC)                                                5,500,000
      2,000,000 Tennessee State, GO Bans (Series 1996C) Weekly VRDNs                                        2,000,000
                 Total                                                                                    107,304,762
                TEXAS--8.1%
      3,995,000 Dallas, TX, (Series C), 3.75% TOBs, Optional Tender 6/15/1997                               3,995,000



      3,950,000 Harris County, TX HFDC Daily VRDNs (St. Luke's Episcopal
                Hospital)                                                                                   3,950,000
     23,300,000 Harris County, TX HFDC, (Series 1994) Daily VRDNs (Methodist
                Hospital, Harris County, TX)                                                               23,300,000
     21,600,000 Harris County, TX HFDC, (Series B) Daily VRDNs (St. Luke's
                Episcopal Hospital)                                                                        21,600,000
     10,850,000 Harris County, TX HFDC, (Series B), 3.60% TOBs (San Jacinto
                Methodist Hospital)/(Morgan Guaranty Trust Co., New York LOC),
                Optional Tender 9/3/1996                                                                   10,850,000
      1,820,000 North Richland Hills, TX IDC Weekly VRDNs (Tecnol, Inc.)/
                (Nationsbank, NA LOC)                                                                       1,820,000






TAX-FREE OBLIGATIONS FUND



  PRINCIPAL
    AMOUNT                                                                                                   VALUE
 (A)SHORT-TERM MUNICIPALS--CONTINUED
                TEXAS--CONTINUED
 $   80,000,000 Texas State, (Series 1995A), 4.75% TRANs, 8/30/1996                                     $  80,070,869
     10,000,000 Texas State, (Series 1995B), 3.65% CP, Mandatory Tender 8/20/1996                          10,000,000
                 Total                                                                                    155,585,869
                UTAH--0.3%
      5,700,000 Salt Lake County, UT, PCR Bonds (Series 1994B) Daily VRDNs
                (British Petroleum Co. PLC)                                                                 5,700,000
                VIRGINIA--0.9%
      7,000,000 Fairfax County, VA Housing Authority Weekly VRDNs (Chase
                Commons Associates)/(Bankers Trust Co., New York LOC)                                       7,000,000
      9,600,000 York County, VA IDA, (Series 1985), 3.75% CP (Virginia Electric
                Power Co.), Mandatory Tender 8/14/1996                                                      9,600,000
                 Total                                                                                     16,600,000
                WASHINGTON--0.1%
      2,200,000 Port of Seattle, WA, IDRB (Series 1985) Weekly VRDNs (Douglas
                Management Company Project)/(Mellon Bank NA, Pittsburgh LOC)                                2,200,000
                WEST VIRGINIA--1.6%
     15,960,000 Cabell County Commission, WV, Life Care Facilities Multi-Option
                Revenue Bonds (Series 1995) Weekly VRDNs (Foster Foundation)/
                (Huntington National Bank, Columbus, OH LOC)                                               15,960,000
     14,500,000 Marshall County, WV, PCR (Series 1992) Weekly VRDNs (PPG
                Industries, Inc.)                                                                          14,500,000



                 Total                                                                                     30,460,000
                WISCONSIN--1.9%
      1,100,000 Seymour, WI IDA Weekly VRDNs (Beatrice Cheese, Inc.)/(Bank of
                New York, New York LOC)                                                                     1,100,000
     30,000,000 Wisconsin HEFA Weekly VRDNs (St. Luke's Medical Center)/
                (Sumitomo Bank Ltd., Osaka LOC)                                                            30,000,000
      5,000,000 Wisconsin State, 7.30% Bonds (United States Treasury PRF),
                5/1/1997 (@101)                                                                             5,176,873
                 Total                                                                                     36,276,873






TAX-FREE OBLIGATIONS FUND



  PRINCIPAL
    AMOUNT                                                                                                   VALUE
 (A)SHORT-TERM MUNICIPALS--CONTINUED
                WYOMING--0.7%
 $    6,300,000 Lincoln County, WY, PCR Refunding Bonds (Series 1994) Daily
                VRDNs (Pacificorp)/(AMBAC INS)/(Bank of New York,
                New York LIQ)                                                                          $    6,300,000
      1,125,000 Natrona County, WY, Hospital Revenue, 5.3625% TOBs (Grainger
                (W.W.), Inc.), Optional Tender 12/1/1996                                                    1,125,000
      6,000,000 Sweetwater County, WY IDA, PCR Refunding Bonds (Series 1994)
                Daily VRDNs (Pacificorp)/(AMBAC INS)/(Bank of New York,
                New York LIQ)                                                                               6,000,000
                 Total                                                                                     13,425,000
                NO STATE--1.5%
     19,081,010 Equity Trust II, (1996 Series) Weekly VRDNs (Republic National
                Bank of New York LOC)                                                                      19,081,010
      9,106,744 LaSalle National Bank Leasetops Trust, Series 1995A Leasetops
                Certificates Weekly VRDNs (Lasalle National Bank, Chicago LOC)                              9,106,744
      1,560,000 Merrill Lynch Puttable Floats/Rites Trust, (Series PP2) Weekly
                VRDNs (Merrill Lynch Capital Services, Inc. LIQ)                                            1,560,000
                 Total                                                                                     29,747,754
                 TOTAL INVESTMENTS (AT AMORTIZED COST)(B)                                              $1,958,392,775




(a) The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's Corporation, MIG-1, or MIG-2 by Moody's Investors Service, Inc., F-1+, F-1 and F-2 by Fitch Investors Service, Inc. are all considered rated in one of the two highest short-term rating categories.

    Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

    At July 31, 1996, the portfolio securities were rated as follows:

    TIER RATING PERCENT BASED ON TOTAL MARKET VALUE (UNAUDITED)
    First Tier   Second Tier
      100.00%       0.00%

(b) The cost of investments for federal tax purposes amounts to $1,958,173,048.




Note: The categories of investments are shown as a percentage of net assets
      ($1,921,387,122) at July 31, 1996.

The following acronyms are used throughout this portfolio:

AMBAC -- American Municipal Bond Assurance Corporation
BANs -- Bond Anticipation Notes
CDA -- Community Development Administration
COL -- Collateralized
CP -- Commercial Paper
EDA -- Economic Development Authority
EDC -- Economic Development Commission
EDR -- Economic Development Revenue
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assurance
GIC -- Guaranteed Investment Contract
GO -- General Obligation
GTD -- Guaranty
HDA -- Hospital Development Authority
HEFA -- Health and Education Facilities Authority
HFA -- Housing Finance Authority
HFDC -- Health Facility Development Corporation
IDA -- Industrial Development Authority
IDB -- Industrial Development Bond
IDC -- Industrial Development Corporation
IDR -- Industrial Development Revenue
IDRB -- Industrial Development Revenue Bond



IFA -- Industrial Finance Authority
INS -- Insured
ISD -- Independent School District
LIQ -- Liquidity Agreement
LOC(s) -- Letter(s) of Credit
MBIA -- Municipal Bond Investors Assurance
PCR -- Pollution Control Revenue
PFA -- Public Facility Authority
PLC -- Public Limited Company
PRF -- Prerefunded
RANs -- Revenue Anticipation Notes
SA -- Support Agreement
SFM -- Single Family Mortgage
TANs -- Tax Anticipation Notes
TOBs -- Tender Option Bonds
TRANs -- Tax and Revenue Anticipation Notes
USD -- University School District
UT -- Unlimited Tax
VRDBs -- Variable Rate Demand Bonds
VRDNs -- Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

 TAX-FREE OBLIGATIONS FUND
 STATEMENT OF ASSETS AND LIABILITIES

 JULY 31, 1996



 ASSETS:
 Total investments in securities, at value
 (tax value, $1,958,173,048)                                             $ 1,958,392,775
 Cash                                                                            452,506
 Income receivable                                                            13,594,030
 Receivable for shares sold                                                    1,817,688
    Total assets                                                           1,974,256,999
 LIABILITIES:
 Payable for investments purchased                   $  47,784,559
 Income distribution payable                             4,664,726
 Accrued expenses                                          420,592
    Total liabilities                                                         52,869,877
 NET ASSETS for 1,921,475,250 shares
 outstanding                                                             $ 1,921,387,122
 NET ASSETS CONSIST OF:
 Paid in capital                                                         $ 1,921,475,250
 Accumulated net realized loss on
 investments                                                                     (88,128)
    Total Net Assets                                                     $ 1,921,387,122
 NET ASSET VALUE, OFFERING PRICE AND
 REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $1,514,978,944 / 1,515,048,255 shares
 outstanding                                                                       $1.00
 INSTITUTIONAL SERVICE SHARES:
 $406,408,178 / 406,426,995 shares



 outstanding                                                                       $1.00





 (See Notes which are an integral part of the Financial Statements)

 TAX-FREE OBLIGATIONS FUND
 STATEMENT OF OPERATIONS

 YEAR ENDED JULY 31, 1996



 INVESTMENT INCOME:
 Interest                                                                   $ 67,301,023
 EXPENSES:
 Investment advisory fee                                 $  3,668,956
 Administrative personnel and services fee                  1,387,430
 Custodian fees                                               132,278
 Transfer and dividend disbursing agent
 fees and expenses                                             82,029
 Directors'/Trustees' fees                                     26,347
 Auditing fees                                                 13,017
 Legal fees                                                    12,581
 Portfolio accounting fees                                    181,541
 Shareholder services fee --
 Institutional Shares                                       3,693,322
 Shareholder services fee --
 Institutional Service Shares                                 892,872
 Share registration costs                                     176,345
 Printing and postage                                          31,849
 Insurance premiums                                            22,231
 Taxes                                                          6,598
 Miscellaneous                                                  8,752
    Total expenses                                         10,336,148
 Waivers --
    Waiver of investment advisory fee     $(2,000,281)
    Waiver of shareholder services
    fee -- Institutional



    Shares                                 (3,693,322)
      Total waivers                                        (5,693,603)
         Net expenses                                                          4,642,545
             Net investment income                                            62,658,478
 Net realized loss on investments                                                (66,893)
    Change in net assets resulting
    from operations                                                         $ 62,591,585





 (See Notes which are an integral part of the Financial Statements)

 TAX-FREE OBLIGATIONS FUND
 STATEMENT OF CHANGES IN NET ASSETS



                                                        YEAR ENDED JULY 31,
                                                    1996                  1995
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS --
 Net investment income                       $     62,658,478      $     41,769,131
 Net realized gain (loss) on
 investments ($36,269 net loss and
 $40 net gain, respectively, as
 computed for federal income tax
 purposes)                                            (66,893)              (1,395)
    Change in net assets resulting from
    operations                                     62,591,585            41,767,736
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
    Institutional Shares                          (51,152,839)         (36,508,581)
    Institutional Service Shares                  (11,505,639)          (5,260,550)
      Change in net assets resulting
      from distributions to shareholders          (62,658,478)         (41,769,131)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                  12,426,624,832         7,385,500,551
 Net asset value of shares issued to
 shareholders in payment of
 distributions declared                             4,751,851             2,286,899
 Cost of shares redeemed                      (12,057,396,164)      (6,655,215,610)
    Change in net assets resulting



    from share transactions                       373,980,519           732,571,840
      Change in net assets                        373,913,626           732,570,445
 NET ASSETS:
 Beginning of period                            1,547,473,496           814,903,051
 End of period                               $  1,921,387,122      $  1,547,473,496





 (See Notes which are an integral part of the Financial Statements)

TAX-FREE OBLIGATIONS FUND
NOTES TO FINANCIAL STATEMENTS

JULY 31, 1996

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Tax-Free Obligations Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal.

The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS -- The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

At July 31, 1996, the Fund, for federal tax purposes, had a capital loss carryforward of $56,069, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:



 EXPIRATION YEAR      EXPIRATION AMOUNT
       2001              $     580
       2002              $  19,220
       2004              $  36,269




Additionally, net capital losses of $96,260 attributable to security transactions incurred after October 31, 1995 are treated as arising on August 1, 1996 the first day of the Fund's next taxable year.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At July 31, 1996, capital paid-in aggregated $1,921,475,250. Transactions in shares were as follows:



                                                   YEAR ENDED JULY 31,
 INSTITUTIONAL SHARES                            1996               1995
 Shares sold                               10,558,231,210        6,466,015,512
 Shares issued to shareholders in
 payment of distributions
 declared                                       3,176,723            1,609,289
 Shares redeemed                          (10,341,838,613)      (5,961,920,320)
  Net change resulting from
  Institutional Share transactions            219,569,320          505,704,481
                                                  YEAR ENDED JULY 31,
 INSTITUTIONAL SERVICE SHARES                    1996               1995
 Shares sold                                1,868,393,621          919,485,039
 Shares issued to shareholders in
 payment of distributions declared              1,575,128              677,610
 Shares redeemed                           (1,715,557,550)        (693,295,290)
  Net change resulting from
  Institutional Service Share
  transactions                                154,411,199          226,867,359
   Net change resulting from share
   transactions                               373,980,519          732,571,840






4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE -- Federated Management, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.



TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS -- During the period ended July 31, 1996, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $3,275,502,963 and $3,474,752,378, respectively.

GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees of MONEY MARKET OBLIGATIONS TRUST
(Tax-Free Obligations Fund):

We have audited the accompanying statement of assets and liabilities of Tax-Free Obligations Fund (an investment portfolio of Money Market



Obligations Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of July 31, 1996, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial portion of Tax-Free Obligations Fund (an investment portfolio of Money Market Obligations Trust) as of July 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the periods presented, in conformity with generally accepted accounting principles.



                                                        ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
August 20, 1996


ADDRESSES

Tax-Free Obligations Fund
     Institutional Service Shares      Federated Investors Tower
                                       Pittsburgh, PA 15222-3779

Distributor
     Federated Securities Corp.        Federated Investors Tower
                                       Pittsburgh, PA 15222-3779

Investment Adviser
     Federated Management              Federated Investors Tower
                                       Pittsburgh, PA 15222-3779

Custodian
     State Street Bank                 c/o Federated Services Company
     & Trust Company                   P.O. Box 8600
                                       Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
      Federated Shareholder            P.O. Box 8600
      Services Company                 Boston, MA 02266-8600




Independent Public Accountants
     Arthur Andersen LLP               2100 One PPG Place
                                       Pittsburgh, PA 15222

TAX-FREE OBLIGATIONS FUND
(A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST)
INSTITUTIONAL SERVICE SHARES

PROSPECTUS

A Portfolio of
Money Market Obligations Trust,
an Open-End Management
Investment Company

Prospectus dated September 30, 1996

[IMAGE]

Cusip 60934N880
9110207A-SS (9/96)




                          TAX-FREE OBLIGATIONS FUND
               (A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST)
              INSTITUTIONAL SHARES, INSTITUTIONAL SERVICE SHARES
                     STATEMENT OF ADDITIONAL INFORMATION
   This Statement of Additional Information should be read with the prospectus(es) of Tax-Free Obligations Fund (the ``Fund'), a portfolio of Money Market Obligations Trust (the ``Trust') dated September 30, 1996. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PA 15222-3779
                      Statement dated September 30, 1996
Federated Securities Corp. is the distributor of the Funds and is a subsidiary of Federated Investors.
Cusip 60934N401
Cusip 60934N880
9110207B (9/96)



INVESTMENT POLICIES                       1

 Acceptable Investments                   1
 Participation Interests                  1
 Municipal Leases                         1
 Ratings                                  1
 When-Issued and delayed Delivery
  Transactions                            2
 Repurchase Agreements                    2
 Credit Enhancement                       2
INVESTMENT LIMITATIONS                    2

 Regulatory Compliance                    4
MONEY MARKET OBLIGATIONS TRUST MANAGEMENT 5

 Share Ownership                          8
 Trustees Compensation                    9
 Trustee Liability                       10
INVESTMENT ADVISORY SERVICES             10

 Investment Adviser                      10
 Advisory Fees                           10
BROKERAGE TRANSACTIONS                   10

OTHER SERVICES                           11

 Fund Administration                     11
SHAREHOLDER SERVICES AGREEMENT           11

 Custodian and Portfolio Accountant      11
 Transfer Agent                          11



 Independent Public Accountants          11
DETERMINING NET ASSET VALUE              11

REDEMPTION IN KIND                       12

MASSACHUSETTS PARTNERSHIP LAW            12

THE FUND'S TAX STATUS                    12

PERFORMANCE INFORMATION                  12

 Yield                                   12
 Effective Yield                         12
 Tax-Equivalent Yield                    13
 Tax-Equivalency Table                   14
 Total Return                            15
 Performance Comparisons                 15
 Economic and Market Information         15
ABOUT FEDERATED INVESTORS                15

APPENDIX                                 17



INVESTMENT POLICIES

Unless indicated otherwise, the policies described below may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective. ACCEPTABLE INVESTMENTS
When determining whether a security presents minimal credit risks, the investment adviser will consider the creditworthiness of: the issuer of the security; the issuer of any demand feature applicable to the security; or any guarantor of either the security or any demand feature.
PARTICIPATION INTERESTS
The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days). The municipal securities subject to the participation interests are not limited to the Fund's maximum maturity requirements so long as the participation interests include the right to demand payment from the issuers of those interests. By purchasing these participation interests, the Fund is buying a security meeting the maturity and quality requirements of the Fund and also is receiving the tax-free benefits of the underlying securities.
MUNICIPAL LEASES
The Fund may purchase municipal securities in the form of participation interests that represent an undivided proportional interest in lease payments by a governmental or nonprofit entity. The lease payments and other rights under the lease provide for and secure payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default. The participants would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.
In determining the liquidity of municipal lease securities, the investment adviser, under the authority delegated by the Trustees, will base its determination on the following factors: whether the lease can be terminated by the lessee; the potential recovery, if any, from a sale of the leased property upon termination of the lease; the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects); the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an `event of non-appropriation''); and any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.
RATINGS
The securities in which the Fund invests must be rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations (`NRSROs'') or be of comparable quality to securities having such ratings. An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated SP-1+ or SP-1 by Standard & Poor's Ratings Group (`S&P''), MIG-1 by Moody's Investors Service, Inc. (`Moody's''), or F-1+ or F-1 by Fitch Investors Service, Inc. (`Fitch'') are all considered rated in the highest short-term rating category. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in the highest short-term rating category; currently, such securities must be rated by two NRSROs in their highest rating category. See `Regulatory Compliance.''


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund in a dollar amount sufficient to make payment for the securities to be purchased are: segregated on the Fund`s records at the trade date; marked to market daily; and maintained until the transaction is settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
REPURCHASE AGREEMENTS
Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.
CREDIT ENHANCEMENT
The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the `credit enhancer''), rather than the issuer. However, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued by both the issuer and the credit enhancer.
The Fund may have more than 25% of its total assets invested in securities credit enhanced by banks.
INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.



ISSUING SENIOR SECURITIES AND BORROWING MONEY
The Fund will not issue senior securities except that the Fund may borrow money in amounts up to one-third of the value of its total assets, including the amounts borrowed.
The Fund will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.


PLEDGING ASSETS
The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets of the Fund at the time of the pledge.
LENDING CASH OR SECURITIES
The Fund will not lend any of its assets. This shall not prevent the Fund from purchasing or holding bonds, debentures, notes, certificates of indebtedness or other debt securities or engaging in other transactions where permitted by its investment objective, policies, limitations or the Declaration of Trust.
INVESTING IN COMMODITIES
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.



INVESTING IN REAL ESTATE
The Fund will not purchase or sell real estate, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.
UNDERWRITING
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
CONCENTRATION OF INVESTMENTS
The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry, or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. The Fund may invest, as temporary investments, 25% or more of the value of its total assets in cash or cash items, securities issued or guaranteed by the U.S. Government its agencies or instrumentalities or instruments secured by these money market instruments, such as repurchase agreements. The Fund does not intend to purchase securities that would increase the percentage of its assets invested in the securities of governmental subdivisions located in any one state, territory, or U.S. possession to 25% or more. However, the Fund may invest 25% or more of the value of its assets in tax-exempt project notes guaranteed by the U.S. government, regardless of the location of the issuing municipality. If the value of the Fund's assets invested in the securities of a governmental subdivision changes because of changing values, the Fund will not be required to make any reduction in its holdings.



DIVERSIFICATION OF INVESTMENTS
With respect to 75% of the Fund's total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements, collateralized by such securities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer.
Under this limitation, each governmental subdivision, including states and the District of Columbia, territories, possessions of the United States, or their political subdivisions, agencies, authorities, instrumentalities, or similar entities, will be considered a separate issuer if its assets and revenues are separate from those of the governmental body creating it and the security is backed only by its own assets and revenues. Industrial development bonds backed only by the assets and revenues of a nongovernmental user are considered to be issued solely by that user. INVESTING IN RESTRICTED SECURITIES
The Fund will not invest more than 10% of its total assets in securities subject to restrictions on resale under federal securities law, except for restricted securities determined to be liquid under criteria established by the Trustees.
The above limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
INVESTING IN ILLIQUID SECURITIES
The Fund will not invest more than 10% of the value of its net assets in illiquid securities.





INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund will not purchase securities of other investment companies, except as part of a merger, consolidation, or other acquisition.
INVESTING IN NEW ISSUERS
The Fund will not invest more than 5% of the value of its total assets in securities of issuers (including companies responsible for paying principal and interest on industrial development bonds) which have records of less than three years of continuous operations, including the operation of any predecessor.
INVESTING FOR CONTROL
The Fund will not invest in securities of a company for the purpose of exercising control or management.
INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES The Fund will not purchase or retain the securities of any issuer if the Officers and Trustees of the Trust or its investment adviser, owning individually more than .50 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.
INVESTING IN OPTIONS
The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.
INVESTING IN MINERALS
The Fund will not purchase or sell interests in oil, gas, or other mineral exploration or development programs or leases, although it may purchase the securities of issuers which invest in or sponsor such programs.
For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be `cash items.'' Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.
REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments , as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


MONEY MARKET OBLIGATIONS TRUST MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Money Market Obligations Trust, and principal occupations.




John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds.


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Trustee, University of Pittsburgh; Director or Trustee of the Funds.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North



Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John
R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Trustee of the
Funds.





Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.


Peter E. Madden
Seacliff
562 Bellevue Avenue



Newport, RI
Birthdate:  March 16, 1942
Trustee
Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.


Gregor F. Meyer
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney, Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.




Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University, U.S. Space Foundation and Czech Management Center; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center; Director or Trustee of the Funds.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/Marketing/Conference Planning, Manchester Craftsmen's Guild; Restaurant Consultant, Frick Art & History Center; Conference Coordinator, University of Pittsburgh Art History Department; Director or Trustee of the Funds.



Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President , Secretary and Treasurer
Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.





Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


     *This Trustee is deemed to be an ``interested person'' as defined in the Investment Company Act of 1940.
     @Member of the Executive Committee. The Executive Committee of the
      Board of Trustees handles the responsibilities of the Board between meetings of the Board.
As referred to in the list of Trustees and Officers, `Funds'' includes the following investment companies:
111 Corcoran Funds; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust;



Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities
Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; and World Investment Series, Inc.
SHARE OWNERSHIP
Officers and Trustees as a group own less than 1% of the Fund`s outstanding shares .
As of September 3, 1996, the following shareholders of record owned 5% or more of the outstanding Institutional Shares of the Tax-Free Obligations
Fund:  First Union National Bank, Charlotte, North Carolina, owned approximately 285, 163,305 shares (17.78%); Var & Company, St. Paul, Minnesota, owned approximately 242,776,767 shares (15.14%); Wachovia Bank of North Carolina, owned approximately 164,961,433 shares (10.29%).
As of September 3, 1996, the following shareholders of record owned 5% or more of the outstanding Institutional Service Shares of the Tax-Free Obligations Fund: Naidot & Company, Woodbridge, New Jersey, owned approximately 69,454,100 shares (16.59%); HAMAC, Richmond, Virginia, owned approximately 37,132,407 shares (8.87%); First Union National Bank, Charlotte, North Carolina, owned approximately 28,500,910 shares (6.81%) Saxon & Company, Philadelphia, PA, owned approximately 23,452,568 shares (5.60%).


TRUSTEES COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM                  TOTAL COMPENSATION PAID
TRUST              TRUST*#                FROM FUND COMPLEX +


John F. Donahue          $         $0 for the Trust and
Chairman and Trustee               54 other investment companies in the
Fund Complex
Thomas G. Bigley++       $1,595.92 $86,331 for the Trust and
Trustee                            54 other investment companies in the
Fund Complex
John T. Conroy, Jr.      $2,146.75 $115,760 for the Trust and



Trustee                            54 other investment companies in the
Fund Complex
William J. Copeland      $2,146.75 $115,760 for the Trust and
Trustee                            54 other investment companies in the
Fund Complex
J. Christopher Donahue   $0        $0 for the Trust and
President and Trustee              16 other investment companies in the
Fund Complex
James E. Dowd            $2,146.75 $115,760 for the Trust and
Trustee                            54 other investment companies in the
Fund Complex
Lawrence D. Ellis, M.D.  $1,595.92 $104,898 for the Trust and
Trustee                            54 other investment companies in the
Fund Complex
Edward L. Flaherty, Jr.  $2,146.75 $115,760 for the Trust and
Trustee                            54 other investment companies in the
Fund Complex
Peter E. Madden          $1,595.92 $104,898 for the Trust and
Trustee                            54 other investment companies in the
Fund Complex
Gregor F. Meyer          $1,595.92 $104,898 for the Trust and
Trustee                            54 other investment companies in the
Fund Complex
John E. Murray, Jr.,     $1,595.92 $104,898 for the Trust and
Trustee                            54 other investment companies in the
Fund Complex
Wesley W. Posvar         $1,595.92 $104,898 for the Trust and



Trustee                            54 other investment companies in the
Fund Complex
Marjorie P. Smuts        $1,595.92 $104,898 for the Trust and
Trustee                            54 other investment companies in the
Fund Complex


*Information is furnished for the fiscal year ended July 31, 1996.
#The aggregate compensation is provided for the Trust which is comprised of six portfolios.
+The information is provided for the last calendar year.
++ Mr. Bigley served on 39 investment companies in the Federated Funds Complex from January 1 through September 30, 1995. On October 1, 1995, he was appointed a Trustee on 15 additional Federated Funds
TRUSTEE LIABILITY
The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.


INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER
The Fund's investment adviser is Federated Management. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.



The adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
ADVISORY FEES
For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended July 31, 1996, 1995, and 1994, the adviser earned $3,668,956, $2,318,805, and $1,392,414, respectively, of which $2,000,281, $1,581,210, and $1,041,059, respectively, were waived.
   STATE EXPENSE LIMITATIONS
     The adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2-1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1-1/2% per year of the remaining average net assets, the adviser will reimburse the Fund for its expenses over the limitation.
     If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the adviser will be limited, in any single fiscal year, by the amount of the investment advisory fees.



     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended July 31, 1996, 1995 and 1994 the Fund paid no brokerage commissions.



Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.


OTHER SERVICES

FUND ADMINISTRATION
Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994 to March 1, 1996, Federated Administrative Services served as the Fund's Administrator. Prior to March 1, 1994, Federated Administrative Services, Inc. served as the Fund's Administrator. Both former Administrators are subsidiaries of Federated Investors. For purposes of this Statement of Additional Information, Federated Services Company , Federated Administrative Services and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the `Administrators. For the fiscal years ended July 31, 1996, 1995 and 1994, the Administrators earned $1,387,430, $877,668, and
$493,607, respectively.



SHAREHOLDER SERVICES AGREEMENT

This arrangement permits the payment of fees to Federated Shareholder Services and financial institutions to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses. By adopting the Shareholder Services Agreement, the Board of Trustees expects that the Fund will benefit by: (1) providing personal services to shareholders;
(2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts. For the fiscal period ending July 31, 1996, the Fund paid shareholder service fees in the amount of $892,872 pursuant to the Shareholder Services Agreement on behalf of the Institutional Service Shares, all of which was paid to financial institutions.
CUSTODIAN AND PORTFOLIO ACCOUNTANT
State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.
TRANSFER AGENT
Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders. INDEPENDENT PUBLIC ACCOUNTANTS
The independent accountants for the Fund are Arthur Andersen LLP, Pittsburgh, PA.
DETERMINING NET ASSET VALUE

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the `Rule'') promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.
REDEMPTION IN KIND

The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.
MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.
THE FUND'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.
PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.
YIELD
The yield is calculated based upon the seven days ending on the day of the calculation, called the `base period.'' This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.
For the seven-day period ended July 31, 1996, the yield for Institutional Shares and Institutional Service Shares was 3.38%, was 3.13%, respectively. EFFECTIVE YIELD
The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.
For the seven-day period ended July 31, 1996, the effective yield for Institutional Shares and Institutional Service Shares was 3.44%, was 3.18%, respectively.
TAX-EQUIVALENT YIELD
The tax-equivalent yield of the Fund is calculated similarly to the yield but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming 28% tax rate (the maximum effective federal rate for individuals) and assuming that the income is 100% tax exempt.



For the seven-day period ended July 31, 1996, the tax-equivalent yield for Institutional Shares and Institutional Service Shares was 4.69%, was 4.35%, respectively.


TAX-EQUIVALENCY TABLE
A tax-equivalency table may be used in advertising and sales literature. The interest earned by the municipal securities in the Fund's portfolio generally remains free from federal regular income tax,* and is often free from state and local taxes as well. As the table below indicates, a `tax-free''investment can be an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.

                       TAXABLE YIELD EQUIVALENT FOR 1996
                              TAX-FREE OBLIGATIONS FUND
                          FEDERAL INCOME TAX BRACKET:
              15.00%  28.00%     31.00%      36.00%     39.60%


    JOINT        $1- $40,101-   $96,901-   $147,701-     OVER
    RETURN    40,100  96,900    147,700     263,750    $263,750

    SINGLE       $1- $24,001-   $58,151-   $121,301-     OVER
    RETURN    24,000  58,150    121,300     263,750    $263,750


Tax-Exempt
Yield                Taxable Yield Equivalent



     1.00%     1.18%    1.39%     1.45%      1.56%       1.66%
     1.50%     1.76%    2.08%     2.17%      2.34%       2.48%
     2.00%     2.35%    2.78%     2.90%      3.13%       3.31%
     2.50%     2.94%    3.47%     3.62%      3.91%       4.14%
     3.00%     3.53%    4.17%     4.35%      4.69%       4.97%
     3.50%     4.12%    4.86%     5.07%      5.47%       5.79%
     4.00%     4.71%    5.56%     5.80%      6.25%       6.62%
     4.50%     5.29%    6.25%     6.52%      7.03%       7.45%
     5.00%     5.88%    6.94%     7.25%      7.81%       8.28%
     5.50%     6.47%    7.64%     7.97%      8.59%       9.11%
     6.00%     7.06%    8.33%     8.70%      9.38%       9.93%
     6.50%     7.65%    9.03%     9.42%     10.16%      10.76%
     7.00%     8.24%    9.72%    10.14%     10.94%      11.59%
     7.50%     8.82%   10.42%    10.87%     11.72%      12.42%
     8.00%     9.41%   11.11%    11.59%     12.50%      13.25%
    Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.
    The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Fund shares.
    *Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.


TOTAL RETURN
Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.
The Fund's average annual total returns for the one-year, five-year, and for the period from December 12, 1989 (start of performance) to July 31, 1996 were 3.55%, 3.18% and 3.73%, respectively, for Institutional Shares. The Fund's average annual total returns for the one-year period and for the period from July 5, 1994 (date of initial public offering) to July 31, 1996 were 3.29% and 3.31%, respectively, for Institutional Service Shares. PERFORMANCE COMPARISONS
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
     OLIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.
     oDONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.



     oMONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.
     oSALOMON 30-DAY CD INDEX compares rate levels of 30-day certificates of deposit from the top ten prime representative banks. Advertisements and other sales literature for the Fund may quote total returns which are calculated on non-standardized base periods. These total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.
Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.
ECONOMIC AND MARKET INFORMATION
Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.



ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.
In the money market sector, Federated Investors gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1995, Federated Investors managed more than $40.2 billion in assets across approximately 47 money market funds, including 17 government, 10 prime and 20 municipal with assets approximating $20.9 billion, $11.5 billion and $7.8 billion, respectively.
J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international portfolios.



MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3 trillion to the more than 5,500 funds available.*
Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales. BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned its high rankings in several DALBAR Surveys. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.
*Source: Investment Company Institute


APPENDIX

STANDARD & POOR'S RATINGS GROUP
SHORT-TERM MUNICIPAL OBLIGATION RATINGS
A Standard & Poor's Ratings Group (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.
SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.
SP-2 Satisfactory capacity to pay principal and interest.
VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-l+, AA/A-I+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)
COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.



A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
LONG-TERM DEBT RATINGS
AAA Debt rated `AAA'' has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
AA Debt rate `AA'' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.
A Debt rated `A'' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
MOODYS INVESTORS SERVICE, INC.,
SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated. MIG1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.
MIG2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.



VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, AAA/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.


COMMERCIAL PAPER (CP) RATINGS
P-1 Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.
P-2 Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
LONG-TERM DEBT RATINGS
AAA Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as `gilt edged.'' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.
A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
NR Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to first and second tier securities.
NR(1)     The underlying issuer/obligor/guarantor has other outstanding debt rated `AAA'' by S&P or ``AAA'' by Moody's.



NR(2)     The underlying issuer/obligor/guarantor has other outstanding debt rated `AA'' by S&P or ``AA'' by Moody's.
NR(3)     The underlying issuer/obligor/guarantor has other outstanding debt rated `A'' by S&P or Moody's.
FITCH INVESTORS SERVICE, INC. SHORT-TERM DEBT RATING DEFINITIONS
F-1+   -  Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.
F-1     -      Very Strong Credit Quality. Issues assigned this rating
     reflect an assurance for timely payment but only slightly less in degree than issues rated F-1+.
F-2     -  Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.




TREASURY OBLIGATIONS FUND

(A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST)
INSTITUTIONAL SHARES

PROSPECTUS

The Institutional Shares of Treasury Obligations Fund (the "Fund") offered by this prospectus represent interests in a portfolio of Money Market Obligations Trust (the "Trust"), an open-end management investment company



(a mutual fund). The Fund invests in U.S. Treasury securities to provide current income consistent with stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated September 30, 1996, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov.).



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated September 30, 1996

Table of Contents



SUMMARY OF FUND EXPENSES                        1
FINANCIAL HIGHLIGHTS --
   INSTITUTIONAL SHARES                         2
GENERAL INFORMATION                             3
INVESTMENT INFORMATION                          3
   Investment Objective                         3
   Investment Policies                          3
Investment Limitations                          4
TRUST INFORMATION                               4
   Management of the Trust                      4
   Distribution of Institutional Shares         5
Administration of the Fund 6
NET ASSET VALUE                                 6
HOW TO PURCHASE SHARES                          6
HOW TO REDEEM SHARES                            8
ACCOUNT AND SHARE INFORMATION                   9
TAX INFORMATION                                 9
   Federal Income Tax                           9
   State and Local Taxes                       10
OTHER CLASSES OF SHARES                        10
PERFORMANCE INFORMATION                        10
FINANCIAL HIGHLIGHTS --
   INSTITUTIONAL SERVICE SHARES                11
FINANCIAL STATEMENTS                           12
REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS       20
ADDRESSES                                      Inside Back Cover




SUMMARY OF FUND EXPENSES

                            INSTITUTIONAL SHARES
                      SHAREHOLDER TRANSACTION EXPENSES

 Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)                              None
 Maximum Sales Charge Imposed on Reinvested Dividends
       (as a percentage of offering price)                                                                  None
 Contingent Deferred Sales Charge (as a percentage of original purchase
       price or redemption proceeds, as applicable)                                                         None
 Redemption Fee (as a percentage of amount redeemed, if applicable)                                         None
 Exchange Fee                                                                                               None
                                         ANNUAL OPERATING EXPENSES
                                    (As a percentage of average net assets)
 Management Fee (after waiver)(1)                                                                          0.09%
 12b-1 Fee                                                                                                  None
 Total Other Expenses                                                                                      0.11%
       Shareholder Services Fee (after waiver)(2)                                            0.00%
             Total Operating Expenses(3)                                                                   0.20%





(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.20%.

(2) The shareholder services fee has been reduced to reflect the voluntary waiver of the shareholders services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

(3) The total operating expenses would have been 0.56% absent the voluntary waiver of a portion of the management fee and the shareholder services fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Trust Information." and "How to Purchase Shares." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.



EXAMPLE                                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
You would pay the following expenses on a $1,000
investment, assuming (1) 5% annual return and
(2) redemption at the end of each time period              $2        $6       $11        $26





THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

TREASURY OBLIGATIONS FUND
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 20.



                                                                                YEAR ENDED JULY 31,
                                          1996        1995         1994          1993        1992         1991      1990(A)

 NET ASSET VALUE,
 BEGINNING OF PERIOD                    $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00     $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
 Net investment income                    0.05         0.05         0.03         0.03         0.05         0.07       0.04
 LESS DISTRIBUTIONS
 Distributions from net
 investment income                       (0.05)       (0.05)       (0.03)       (0.03)       (0.05)       (0.07)     (0.04)
 NET ASSET VALUE, END OF PERIOD         $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00     $ 1.00
 TOTAL RETURN(B)                          5.53%        5.50%        3.35%        3.15%        4.61%        7.11%      5.09%
 RATIOS TO AVERAGE NET ASSETS
 Expenses                                 0.20%        0.20%        0.20%        0.20%        0.20%        0.20%      0.20%*
 Net investment income                    5.37%        5.42%        3.29%        3.11%        4.49%        6.65%      8.16%*
 Expense
 waiver/reimbursement(c)                  0.36%        0.36%        0.10%        0.07%        0.08%        0.09%      0.15%*
 SUPPLEMENTAL DATA
 Net assets, end of period
 (000 omitted)                      $4,649,870   $3,441,068   $2,582,975   $2,532,482   $2,432,037   $1,678,880   $576,048





*Computed on an annualized basis.

(a) Reflects operations for the period from February 23, 1990 (date of initial public investment) to July 31, 1990.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated October 3, 1988. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees has established two classes of shares known as Institutional Shares and Institutional Service Shares. This prospectus relates only to Institutional Shares of the Fund, which are designed primarily for entities holding shares in an agency or fiduciary capacity, financial institutions, financial intermediaries and institutional investors as a convenient means of accumulating an interest in a professionally managed, portfolio investing in short-term U.S. Treasury securities. A minimum initial investment of $1,000,000 over a one year period is required.

The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other various requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing only U.S. Treasury securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.




ACCEPTABLE INVESTMENTS. The Fund invests only in U.S. Treasury securities, which are fully guaranteed as to principal and interest by the United States.

REPURCHASE AGREEMENTS. Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis, or both, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Fund's Trustees and will receive collateral at all times equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

INVESTMENT LIMITATIONS

The Fund will not borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge assets to secure such borrowings.

The above investment limitation cannot be changed without shareholder approval. The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Fund will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice.

TRUST INFORMATION

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

   ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .20% of the Fund's average daily net assets. The adviser has undertaken to reimburse the Fund up to the amount of the advisory fee for operating expenses in excess of limitations established by certain states. Also, the adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

   ADVISER'S BACKGROUND. Federated Management, a Delaware business trust,



   organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

   Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF INSTITUTIONAL SHARES

Federated Securities Corp. is the principal distributor for Institutional Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

State securities laws may require certain financial institutions such as depository institutions to register as dealers.

SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25% of the average daily net asset value of the Institutional Shares, computed at an annual rate, to obtain personal services for shareholders and provide maintenance of shareholder accounts ("shareholder services"). From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily.

Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services based upon shares owned by their clients or customers. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. The distributor may pay financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide certain services to shareholders. These services may include, but are not limited to, distributing prospectuses and other information, providing accounting assistance, and communicating or facilitating purchases and redemptions of shares. Any fees paid for these services by the distributor will be reimbursed by the adviser and not the Fund.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate as which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:



  AVERAGE                     AGGREGATE
MAXIMUM FEE               DAILY NET ASSETS
  .15%               on the first $250 million
  .125%               on the next $250 million
  .10%                on the next $250 million
  .075%         on assets in excess of $750 million





The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Institutional Shares from the value of Fund assets attributable to Institutional Shares, and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

HOW TO PURCHASE SHARES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or by check. The Fund reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone. The minimum initial investment is $1,000,000. However, an account may be opened with a smaller amount as long as the minimum is reached within one year of opening the account. Minimum investments will be calculated by combining all accounts maintained with the Fund. Financial institutions may impose different minimum investment requirements on their customers.

PURCHASING SHARES BY WIRE. Shares may be purchased by Federal Reserve wire by calling the Fund before 5:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 5:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to:
Treasury Obligations Fund -- Institutional Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK. Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA
02266-8600. The check should be made payable to Treasury Obligations Fund -- Institutional Shares. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

INVEST-BY-PHONE. Once an account has been opened, a shareholder may use invest-by-phone for investments if an authorization form has been filed with Federated Shareholder Services Company, the transfer agent for shares of the Fund. Approximately two weeks after sending the form to Federated Shareholder Services Company, the shareholder may call Federated Shareholder Services Company to purchase shares. Federated Shareholder Services Company will send a request for monies to the shareholder's commercial bank, savings bank, or credit union ("bank") via the Automated Clearing House. The shareholder's bank, which must be an Automated Clearing House member, will then forward the monies to Federated Shareholder Services Company. The purchase is normally entered the next business day after the initial phone request. For further information and an application, call the Fund.

SUBACCOUNTING SERVICES. Financial institutions are encouraged to open single master accounts. A subaccounting system is available through the transfer agent to minimize internal recordkeeping requirements. The transfer agent charges a fee based on the level of subaccounting services rendered. Financial institutions may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services provided which may be related to the ownership of Fund shares. This prospectus should, therefore, be read together with any agreement between the customer and the financial institution with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed. State securities laws may require certain financial institutions such as depository institutions to register as dealers.

HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 5:00 p.m. (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.



In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities



Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

ACCOUNT AND SHARE INFORMATION

DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 5:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Shareholder Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.

ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account, except accounts maintained by retirement plans, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of



$1,000,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS. Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.



Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

STATE AND LOCAL TAXES

In the opinion of Houston, Houston, & Donnelly, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

OTHER CLASSES OF SHARES

The Fund also offers other classes. Institutional Service Shares are sold at net asset value primarily to financial institutions, financial intermediaries and institutional investors and are subject to a minimum initial investment of $1,000,000.

All classes are subject to certain of the same expenses.

Institutional Service Shares are distributed with no 12b-1 Plan but are subject to shareholder services fees.

Expense differences between classes may affect the performance of each class.

To obtain more information and a prospectus for any other class, investors may call 1-800-341-7400.

PERFORMANCE INFORMATION

From time to time, the Fund advertises its yield, effective yield, and total return. The performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Advertisements and sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.




TREASURY OBLIGATIONS FUND
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 20.


                                                                       YEAR ENDED JULY 31,
                                                              1996             1995           1994(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                        $ 1.00           $ 1.00         $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                        0.05             0.05          0.003
 LESS DISTRIBUTIONS
  Distributions from net investment income                    (0.05)           (0.05)        (0.003)
 NET ASSET VALUE, END OF PERIOD                              $ 1.00           $ 1.00        $ 1.00
 TOTAL RETURN(B)                                               5.26%            5.23%         0.29%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                     0.45%            0.45%         0.39%*
  Net investment income                                        5.12%            5.53%         4.26%*
  Expense waiver/reimbursement(c)                              0.11%            0.11%         0.10%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                $1,516,839         $543,855        $8,887

* Computed on an annualized basis.


(a) Reflects operations for the period from July 5, 1994 (date of initial public investment) to July 31, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

TREASURY OBLIGATIONS FUND
PORTFOLIO OF INVESTMENTS

JULY 31, 1996



     PRINCIPAL
      AMOUNT                                                                                                    VALUE
 SHORT-TERM U.S. TREASURY OBLIGATIONS -- 21.8%
    $572,000,000           (a)U.S. Treasury Bills -- 9.1%
                              4.620%-5.455%, 10/17/1996-6/26/1997                                       $   559,540,299
     781,000,000              U.S. Treasury Notes -- 12.7%
                              6.500%-8.000%, 9/30/96-4/30/1997                                              786,341,012
                               TOTAL SHORT-TERM U.S. TREASURY OBLIGATIONS                                 1,345,881,311
 (B)REPURCHASE AGREEMENTS -- 78.3%
     260,000,000              Aubrey G. Lanston and Company, Inc., 5.650%, dated 7/31/1996,
                              due 8/1/1996                                                                  260,000,000
     210,000,000              BT Securities Corporation, 5.680%, dated 7/31/1996, due 8/1/1996              210,000,000
     170,000,000              BOT Securities, Inc., 5.700%, dated 7/31/1996, due 8/1/1996                   170,000,000
     331,100,000              Barclays de Zoete Wedd Securities, Inc., 5.680%, dated 7/31/1996,
                              due 8/1/1996                                                                  331,100,000
     310,000,000              Bear, Stearns and Co., 5.650%, dated 7/31/1996, due 8/1/1996                  310,000,000
     260,000,000              CIBC Wood Gundy Securities Corp., 5.650%, dated 7/31/1996,
                              due 8/1/1996                                                                  260,000,000
      96,000,000           (c)CS First Boston, Inc., 5.250%, dated 7/10/1996, due 8/12/1996                  96,000,000
     260,000,000              Daiwa Securities America, Inc., 5.650%, dated 7/31/1996,
                              due 8/1/1996                                                                  260,000,000
      60,000,000              Dean Witter Reynolds, Inc., 5.700%, dated 7/31/1996, due 8/1/1996              60,000,000
     145,000,000              Deutsche Bank Government Securities, Inc., 5.670%,
                              dated 7/31/1996, due 8/1/1996                                                 145,000,000
     260,000,000              Donaldson, Lufkin and Jenrette Securities Corp., 5.650%,



                              dated 7/31/1996, due 8/1/1996                                                 260,000,000
     250,000,000              Dresdner Securities (USA), Inc., 5.650%, dated 7/31/1996,
                              due 8/1/1996                                                                  250,000,000
     310,000,000              First Union Capital Markets, 5.650%, dated 7/31/1996,
                              due 8/1/1996                                                                  310,000,000
     139,000,000           (c)Goldman Sachs Group, LP, 5.270%, dated 7/16/1996,
                              due 8/20/1996                                                                 139,000,000






TREASURY OBLIGATIONS FUND



    PRINCIPAL
      AMOUNT                                                                                                    VALUE
 (B)REPURCHASE AGREEMENTS -- CONTINUED
    $200,000,000              Harris Government Securities, Inc., 5.650%, dated 7/31/1996,
                              due 8/1/1996                                                              $    200,000,000
      50,000,000              Harris Government Securities, Inc., 5.680%, dated 7/31/1996,
                              due 8/1/1996                                                                    50,000,000
     270,000,000              Lehman Brothers Government Securities, 5.700%, dated 7/31/1996,
                              due 8/1/1996                                                                   270,000,000
     139,000,000           (c)Merrill Lynch Government Securities, 5.250%, dated 7/16/1996,
                              due 8/20/1996                                                                  139,000,000
     190,000,000           (c)Morgan Stanley Group, Inc., 5.250%, dated 7/10/1996,
                              due 8/12/1996                                                                  190,000,000
      50,000,000              State Street Bank and Trust Co., 5.640%, dated 7/31/1996,
                              due 8/1/1996                                                                    50,000,000
     120,000,000           (c)Swiss Bank Capital Markets, 5.350%, dated 6/26/1996, due 8/26/1996             120,000,000
     200,000,000              Swiss Bank Capital Markets, 5.650%, dated 7/31/1996, due 8/1/1996              200,000,000
     250,000,000              Swiss Bank Capital Markets, 5.670%, dated 7/31/1996, due 8/1/1996              250,000,000
     240,000,000              UBS Securities, Inc., 5.650%, dated 7/31/1996, due 8/1/1996                    240,000,000
      60,000,000              UBS Securities, Inc., 5.670%, dated 7/31/1996, due 8/1/1996                     60,000,000
                               TOTAL REPURCHASE AGREEMENTS                                                 4,830,100,000
                               TOTAL INVESTMENTS (AT AMORTIZED COST)(D)                                 $  6,175,981,311





(a) The issue shows the rate of discount at time of purchase.

(b) Repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(c) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days if the creditworthiness of the issuer is downgraded.

(d) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($6,166,709,677) at July 31, 1996.

The following acronym is used throughout this portfolio:

LP -- Limited Partnership

(See Notes which are an integral part of the Financial Statements)

TREASURY OBLIGATIONS FUND
STATEMENT OF ASSETS AND LIABILITIES



JULY 31, 1996



 ASSETS:
 Investments in repurchase agreements                                $4,830,100,000
 Investments in securities                                            1,345,881,311
 Total investments in securities, at
 amortized cost and value                                                                   $6,175,981,311
 Income receivable                                                                              15,052,302
 Receivable for shares sold                                                                          4,366
      Total assets                                                                           6,191,037,979
 LIABILITIES:
 Payable for shares redeemed                                                103,000
 Income distribution payable                                             21,458,676
 Payable to Bank                                                          1,504,833
 Accrued expenses                                                         1,261,793
      Total liabilities                                                                         24,328,302
 NET ASSETS for 6,166,709,677 shares outstanding                                            $6,166,709,677
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $4,649,870,283 O 4,649,870,283 shares outstanding                                                   $1.00
 INSTITUTIONAL SERVICE SHARES:
 $1,516,839,394 O 1,516,839,394 shares outstanding                                                   $1.00





(See Notes which are an integral part of the Financial Statements)

TREASURY OBLIGATIONS FUND
 STATEMENT OF OPERATIONS

 YEAR ENDED JULY 31, 1996



 INVESTMENT INCOME:
 Interest                                                                                      $315,013,638
 EXPENSES:
 Investment advisory fee                                                $ 11,303,978
 Administrative personnel and services fee                                 4,274,511
 Custodian fees                                                              422,049
 Transfer and dividend disbursing agent
 fees and expenses                                                           140,712
 Directors'/Trustees' fees                                                    79,455
 Auditing fees                                                                13,017
 Legal fees                                                                   21,953
 Portfolio accounting fees                                                   363,529
 Shareholder services fee --
 Institutional Shares                                                     11,203,430
 Shareholder services fee --
 Institutional Service Shares                                              2,926,628
 Share registration costs                                                    707,419
 Printing and postage                                                         14,108
 Insurance premiums                                                           53,387
 Taxes                                                                        67,335
 Miscellaneous                                                                27,430
      Total expenses                                                      31,618,941
 Waivers --
      Waiver of investment advisory fee           $ (5,936,217)
      Waiver of shareholder services fee           (11,203,430)
      -- Institutional Shares



           Total waivers                                                 (17,139,647)
                 Net expenses                                                                    14,479,294
                      Net investment income                                                    $300,534,344





(See Notes which are an integral part of the Financial Statements)

 TREASURY OBLIGATIONS FUND
 STATEMENT OF CHANGES IN NET ASSETS



                                                              YEAR ENDED JULY 31,
                                                         1996                    1995
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                           $     300,534,344         $   176,982,155
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
      Institutional Shares                            (240,569,688)           (167,724,558)
      Institutional Service Shares                     (59,964,656)             (9,257,597)
           Change in net assets
           resulting from distributions
           to shareholders                            (300,534,344)           (176,982,155)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                       36,669,931,962          19,110,121,123
 Net asset value of shares issued to
 shareholders in payment of
 distributions declared                                 62,692,910              22,269,297
 Cost of shares redeemed                           (34,550,837,468)        (17,739,330,600)
      Change in net assets resulting
      from share transactions                        2,181,787,404           1,393,059,820
           Change in net assets                      2,181,787,404           1,393,059,820
 NET ASSETS:
 Beginning of period                                 3,984,922,273           2,591,862,453
 End of period                                   $   6,166,709,677        $  3,984,922,273





(See Notes which are an integral part of the Financial Statements)

TREASURY OBLIGATIONS FUND
NOTES TO FINANCIAL STATEMENTS

JULY 31, 1996

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Treasury Obligations Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal.

The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

   INVESTMENT VALUATIONS -- The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

   REPURCHASE AGREEMENTS -- It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

   The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

   INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.



   FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

   USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

   OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At July 31, 1996, capital paid-in aggregated $6,166,709,677. Transactions in shares were as follows:



                                                                                   YEAR ENDED JULY 31,
 INSTITUTIONAL SHARES                                                           1996                  1995
 Shares sold                                                              27,640,869,241        17,554,361,142
 Shares issued to shareholders in payment of distributions declared           35,998,981            18,926,732
 Shares redeemed                                                          (26,468,065,612)     (16,715,195,395)
  Net change resulting from Institutional Share transactions               1,208,802,610           858,092,479
                                                                                  YEAR ENDED JULY 31,
 INSTITUTIONAL SERVICE SHARES                                                   1996                  1995
 Shares sold                                                               9,029,062,721         1,555,759,981
 Shares issued to shareholders in payment of distributions declared           26,693,929             3,342,565
 Shares redeemed                                                          (8,082,771,856)       (1,024,135,205)
  Net change resulting from Institutional Service Share transactions         972,984,794           534,967,341
   Net change resulting from share transactions                            2,181,787,404         1,393,059,820





4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   INVESTMENT ADVISORY FEE -- Federated Management, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

   ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

   SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

   TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

   PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

   GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees of MONEY MARKET OBLIGATIONS TRUST
(Treasury Obligations Fund):

We have audited the accompanying statement of assets and liabilities of Treasury Obligations Fund (an investment portfolio of Money Market Obligations Trust, a Massachusetts business trust), including the schedule of portfolio of investments, as of July 31, 1996, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.




We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Treasury Obligations Fund (an investment portfolio of Money Market Obligations Trust) as of July 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                        ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
August 20, 1996

ADDRESSES



Treasury Obligations Fund
Institutional Shares                Federated Investors Tower
                                    Pittsburgh, PA 15222-3779

Distributor
Federated Securities Corp.          Federated Investors Tower
                                    Pittsburgh, PA 15222-3779

Investment Adviser
Federated Management                Federated Investors Tower
                                    Pittsburgh, PA 15222-3779

Custodian
State Street Bank and               c/o Federated Services Company
Trust Company                       P.O. Box 8600
                                    Boston, MA 02266-8600

Transfer Agent and Dividend
Disbursing Agent
Federated Shareholder               P.O. Box 8600
Services Company                    Boston, MA 02266-8600

Independent Public Accountants
Arthur Andersen LLP                 2100 One PPG Place
                                    Pittsburgh, PA 15222

TREASURY
OBLIGATIONS FUND




(A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST)

INSTITUTIONAL SHARES

PROSPECTUS

A Portfolio of
Money Market Obligations Trust,
an Open-End Management
Investment Company

Prospectus dated September 30, 1996

[Graphic]
Federated Investors
Federated Investors Tower
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.

[Graphic]

Cusip 60934N500
9110208A-IS (9/96)






TREASURY OBLIGATIONS FUND

(A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST)
INSTITUTIONAL SERVICE SHARES

PROSPECTUS

The Institutional Service Shares of Treasury Obligations Fund (the "Fund") offered by this prospectus represent interests in a portfolio of Money Market Obligations Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests in U.S. Treasury securities to provide current income consistent with stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.



The Fund has also filed a Statement of Additional Information dated September 30, 1996, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov.).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated September 30, 1996

Table of Contents



SUMMARY OF FUND EXPENSES                             1
FINANCIAL HIGHLIGHTS --
   INSTITUTIONAL SERVICE SHARES                      2
GENERAL INFORMATION                                  3
INVESTMENT INFORMATION                               3
   Investment Objective                              3
   Investment Policies                               3
   Investment Limitations                            4
TRUST INFORMATION                                    4
   Management of the Trust                           4
   Distribution of Institutional Service Shares      5
   Administration of the Fund                        6
NET ASSET VALUE                                      6
HOW TO PURCHASE SHARES                               6
HOW TO REDEEM SHARES                                 8
ACCOUNT AND SHARE INFORMATION                        9
TAX INFORMATION                                      9
   Federal Income Tax                                9
   State and Local Taxes                            10
OTHER CLASSES OF SHARES                             10
PERFORMANCE INFORMATION                             10
FINANCIAL HIGHLIGHTS --
   INSTITUTIONAL SHARES                             11
FINANCIAL STATEMENTS                                12
REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS            20
ADDRESSES                                           Inside Back Cover





SUMMARY OF FUND EXPENSES
                        INSTITUTIONAL SERVICE SHARES
                      SHAREHOLDER TRANSACTION EXPENSES

 Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)                              None
 Maximum Sales Charge Imposed on Reinvested Dividends
       (as a percentage of offering price)                                                                  None
 Contingent Deferred Sales Charge (as a percentage of original purchase
       price or redemption proceeds, as applicable)                                                         None
 Redemption Fee (as a percentage of amount redeemed, if applicable)                                         None
 Exchange Fee                                                                                               None
                                         ANNUAL OPERATING EXPENSES
                                    (As a percentage of average net assets)
 Management Fee (after waiver)(1)                                                                          0.09%
 12b-1 Fee                                                                                                  None
 Total Other Expenses                                                                                      0.36%
       Shareholder Services Fee (after waiver)                                               0.25%
             Total Operating Expenses(2)                                                                   0.45%





(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.20%.

(2) The total operating expenses would have been 0.56% absent the voluntary waiver of a portion of the management fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Trust Information" and "How to Purchase Shares." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.



EXAMPLE                                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
You would pay the following expenses on a $1,000
investment, assuming (1) 5% annual return and
(2) redemption at the end of each time period            $5         $14        $25       $57





THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

TREASURY OBLIGATIONS FUND
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SERVICE SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 20.



                                                                             YEAR ENDED JULY 31,
                                                                1996             1995            1994(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                          $ 1.00           $ 1.00           $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                          0.05             0.05            0.003
 LESS DISTRIBUTIONS
  Distributions from net investment income                      (0.05)           (0.05)           (0.003)
 NET ASSET VALUE, END OF PERIOD                                $ 1.00           $ 1.00           $ 1.00
 TOTAL RETURN(B)                                                 5.26%            5.23%            0.29%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                       0.45%            0.45%            0.39%*
  Net investment income                                          5.12%            5.53%            4.26%*
  Expense waiver/reimbursement(c)                                0.11%            0.11%            0.10%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                  $1,516,839         $543,855           $8,887





* Computed on an annualized basis.

(a) Reflects operations for the period from July 5, 1994 (date of initial public investment) to July 31, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated October 3, 1988. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees has established two classes of shares known as Institutional Service Shares and Institutional Shares. This prospectus relates only to Institutional Service Shares of the Fund, which are designed primarily for financial institutions, financial intermediaries and institutional investors as a convenient means of accumulating an interest in a professionally managed, portfolio investing in short-term U.S.



Treasury securities. A minimum initial investment of $1,000,000 over a one-year period is required.

The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other various requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing only in U.S. Treasury securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.



ACCEPTABLE INVESTMENTS. The Fund invests only in U.S. Treasury securities, which are fully guaranteed as to principal and interest by the United States.

REPURCHASE AGREEMENTS. Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.




LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis, or both, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Fund's Trustees and will receive collateral at all times equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

INVESTMENT LIMITATIONS

The Fund will not borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge assets to secure such borrowings.

The above investment limitation cannot be changed without shareholder approval. The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Fund will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice.

TRUST INFORMATION

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .20% of the Fund's average daily net assets. The adviser has undertaken to reimburse the Fund up to the amount of the advisory fee for operating expenses in excess of limitations established by certain states. Also, the adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the



Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF INSTITUTIONAL SERVICE SHARES

Federated Securities Corp. is the principal distributor for Institutional Service Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

State securities laws may require certain financial institutions such as depository institutions to register as dealers.

SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25% of the average daily net asset value of the Institutional Service Shares, computed at an annual rate, to obtain personal services for shareholders and provide maintenance of shareholder accounts ("shareholder services"). From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily.

Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services based upon shares owned by their clients or customers. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. The distributor may pay financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide certain services to shareholders. These services may include, but are not limited to, distributing prospectuses and other information, providing accounting assistance, and communicating or facilitating purchases and redemptions of shares. Any fees paid for these services by the distributor will be reimbursed by the adviser and not the Fund.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate as which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:



  AVERAGE                        AGGREGATE
MAXIMUM FEE                  DAILY NET ASSETS
 .15%                    on the first $250 million
 .125%                   on the next $250 million
 .10%                    on the next $250 million
 .075%             on assets in excess of $750 million





The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Institutional Service Shares from the value of Fund assets attributable to Institutional Service Shares, and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

HOW TO PURCHASE SHARES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or by check. The Fund reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone. The minimum initial investment is $1,000,000. However, an account may be opened with a smaller amount as long as the minimum is reached within one year of opening the account. Minimum investments will be calculated by combining all accounts maintained with the Fund. Financial institutions may impose different minimum investment requirements on their customers.

PURCHASING SHARES BY WIRE. Shares may be purchased by Federal Reserve wire by calling the Fund before 5:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 5:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to:
Treasury Obligations Fund--Institutional Service Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK. Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA
02266-8600. The check should be made payable to Treasury Obligations Fund--Institutional Service Shares. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

INVEST-BY-PHONE. Once an account has been opened, a shareholder may use invest-by-phone for investments if an authorization form has been filed with Federated Shareholder Services Company, the transfer agent for shares of the Fund. Approximately two weeks after sending the form to Federated Shareholder Services Company, the shareholder may call Federated Shareholder Services Company to purchase shares. Federated Shareholder Services Company will send a request for monies to the shareholder's commercial bank, savings bank, or credit union ("bank") via the Automated Clearing House. The shareholder's bank, which must be an Automated Clearing House member, will then forward the monies to Federated Shareholder Services Company. The purchase is normally entered the next business day after the initial phone request. For further information and an application, call the Fund.

SUBACCOUNTING SERVICES. Financial institutions are encouraged to open single master accounts. A subaccounting system is available through the transfer agent to minimize internal recordkeeping requirements. The transfer agent charges a fee based on the level of subaccounting services rendered. Financial institutions may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services provided which may be related to the ownership of Fund shares. This prospectus should, therefore, be read together with any agreement between the customer and the financial institution with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed. State securities laws may require certain financial institutions such as depository institutions to register as dealers.

HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 5:00 p.m. (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.




In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange;



or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

ACCOUNT AND SHARE INFORMATION

DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 5:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Shareholder Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.

ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account, except accounts maintained by retirement plans, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,000,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS. Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.




Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

STATE AND LOCAL TAXES

In the opinion of Houston, Houston, & Donnelly, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

OTHER CLASSES OF SHARES

The Fund also offers other classes. Institutional Shares are sold at net asset value primarily to entities holding shares in an agency or fiduciary capacity, financial institutions, financial intermediaries and institutional investors and are subject to a minimum initial investment of $1,000,000.

All classes are subject to certain of the same expenses.

Institutional Shares are distributed with no 12b-1 Plan but are subject to shareholder services fees.



Expense differences between classes may affect the performance of each class.

To obtain more information and a prospectus for any other class, investors may call 1-800-341-7400.

PERFORMANCE INFORMATION

From time to time, the Fund advertises its yield, effective yield, and total return. The performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Advertisements and sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

TREASURY OBLIGATIONS FUND
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 20.



                                                                       YEAR ENDED JULY 31,
                                   1996          1995          1994           1993         1992           1991      1990(A)
 NET ASSET VALUE,
 BEGINNING OF PERIOD              $ 1.00        $ 1.00        $ 1.00        $ 1.00        $ 1.00        $ 1.00      $ 1.00
 $1.00
 INCOME FROM INVESTMENT
 OPERATIONS
    Net investment income           0.05          0.05          0.03          0.03          0.05          0.07        0.04
 LESS DISTRIBUTIONS
    Distributions from net
    investment income              (0.05)        (0.05)        (0.03)        (0.03)        (0.05)        (0.07)      (0.04)
 NET ASSET VALUE,
 END OF PERIOD                    $ 1.00        $ 1.00        $ 1.00        $ 1.00        $ 1.00        $ 1.00      $ 1.00
 TOTAL RETURN(B)                    5.53%         5.50%         3.35%         3.15%         4.61%         7.11%       5.09%
 RATIOS TO AVERAGE
 NET ASSETS
    Expenses                        0.20%         0.20%         0.20%         0.20%         0.20%         0.20%       0.20%*
    Net investment income           5.37%         5.42%         3.29%         3.11%         4.49%         6.65%       8.16%*
    Expense
    waiver/reimbursement(c)         0.36%         0.36%         0.10%         0.07%         0.08%         0.09%    0.15%*
 SUPPLEMENTAL DATA
    Net assets,
    end of period
   (000 omitted)              $4,649,870    $3,441,068    $2,582,975    $2,532,482    $2,432,037    $1,678,880   $576,048





*Computed on an annualized basis.

(a) Reflects operations for the period from February 23, 1990 (date of initial public investment) to July 31, 1990.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

TREASURY OBLIGATIONS FUND
PORTFOLIO OF INVESTMENTS

JULY 31, 1996



     PRINCIPAL
      AMOUNT                                                                                                  VALUE
 SHORT-TERM U.S. TREASURY OBLIGATIONS -- 21.8%
 $   572,000,000           (a)U.S. Treasury Bills -- 9.1%
                              4.620%-5.455%, 10/17/1996-6/26/1997                                        $  559,540,299
     781,000,000              U.S. Treasury Notes -- 12.7%
                              6.500%-8.000%, 9/30/96-4/30/1997                                              786,341,012
                               TOTAL SHORT-TERM U.S. TREASURY OBLIGATIONS                                 1,345,881,311
 (B)REPURCHASE AGREEMENTS -- 78.3%
     260,000,000              Aubrey G. Lanston and Company, Inc., 5.650%, dated 7/31/1996,
                              due 8/1/1996                                                                  260,000,000
     210,000,000              BT Securities Corporation, 5.680%, dated 7/31/1996, due 8/1/1996              210,000,000
     170,000,000              BOT Securities, Inc., 5.700%, dated 7/31/1996, due 8/1/1996                   170,000,000
     331,100,000              Barclays de Zoete Wedd Securities, Inc., 5.680%, dated 7/31/1996,
                              due 8/1/1996                                                                  331,100,000
     310,000,000              Bear, Stearns and Co., 5.650%, dated 7/31/1996, due 8/1/1996                  310,000,000
     260,000,000              CIBC Wood Gundy Securities Corp., 5.650%, dated 7/31/1996,
                              due 8/1/1996                                                                  260,000,000
      96,000,000           (c)CS First Boston, Inc., 5.250%, dated 7/10/1996, due 8/12/1996                  96,000,000
     260,000,000              Daiwa Securities America, Inc., 5.650%, dated 7/31/1996,
                              due 8/1/1996                                                                  260,000,000
      60,000,000              Dean Witter Reynolds, Inc., 5.700%, dated 7/31/1996, due 8/1/1996              60,000,000
     145,000,000              Deutsche Bank Government Securities, Inc., 5.670%,
                              dated 7/31/1996, due 8/1/1996                                                 145,000,000
     260,000,000              Donaldson, Lufkin and Jenrette Securities Corp., 5.650%,



                              dated 7/31/1996, due 8/1/1996                                                 260,000,000
     250,000,000              Dresdner Securities (USA), Inc., 5.650%, dated 7/31/1996,
                              due 8/1/1996                                                                  250,000,000
     310,000,000              First Union Capital Markets, 5.650%, dated 7/31/1996,
                              due 8/1/1996                                                                  310,000,000
     139,000,000           (c)Goldman Sachs Group, LP, 5.270%, dated 7/16/1996,
                              due 8/20/1996                                                                 139,000,000






TREASURY OBLIGATIONS FUND



      PRINCIPAL
       AMOUNT                                                                                                 VALUE
 (B)REPURCHASE AGREEMENTS -- CONTINUED
    $200,000,000              Harris Government Securities, Inc., 5.650%, dated 7/31/1996,
                              due 8/1/1996                                                               $  200,000,000
      50,000,000              Harris Government Securities, Inc., 5.680%, dated 7/31/1996,
                              due 8/1/1996                                                                   50,000,000
     270,000,000              Lehman Brothers Government Securities, 5.700%, dated 7/31/1996,
                              due 8/1/1996                                                                  270,000,000
     139,000,000           (c)Merrill Lynch Government Securities, 5.250%, dated 7/16/1996,
                              due 8/20/1996                                                                 139,000,000
     190,000,000           (c)Morgan Stanley Group, Inc., 5.250%, dated 7/10/1996,
                              due 8/12/1996                                                                 190,000,000
      50,000,000              State Street Bank and Trust Co., 5.640%, dated 7/31/1996,
                              due 8/1/1996                                                                   50,000,000
     120,000,000           (c)Swiss Bank Capital Markets, 5.350%, dated 6/26/1996, due 8/26/1996            120,000,000
     200,000,000              Swiss Bank Capital Markets, 5.650%, dated 7/31/1996, due 8/1/1996             200,000,000
     250,000,000              Swiss Bank Capital Markets, 5.670%, dated 7/31/1996, due 8/1/1996             250,000,000
     240,000,000              UBS Securities, Inc., 5.650%, dated 7/31/1996, due 8/1/1996                   240,000,000
      60,000,000              UBS Securities, Inc., 5.670%, dated 7/31/1996, due 8/1/1996                    60,000,000
                               TOTAL REPURCHASE AGREEMENTS                                                4,830,100,000
                               TOTAL INVESTMENTS (AT AMORTIZED COST)(D)                                  $6,175,981,311





(a) The issue shows the rate of discount at time of purchase.

(b) Repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(c) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days if the creditworthiness of the issuer is downgraded.

(d) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
     ($6,166,709,677) at July 31, 1996.

The following acronym is used throughout this portfolio:
LP -- Limited Partnership

(See Notes which are an integral part of the Financial Statements)

TREASURY OBLIGATIONS FUND
STATEMENT OF ASSETS AND LIABILITIES

JULY 31, 1996




 ASSETS:
 Investments in repurchase agreements                                  $4,830,100,000
 Investments in securities                                              1,345,881,311
 Total investments in securities, at                                                         $6,175,981,311
 amortized cost and value
 Income receivable                                                                               15,052,302
 Receivable for shares sold                                                                           4,366
      Total assets                                                                            6,191,037,979
 LIABILITIES:
 Payable for shares redeemed                                                  103,000
 Income distribution payable                                               21,458,676
 Payable to Bank                                                            1,504,833
 Accrued expenses                                                           1,261,793
      Total liabilities                                                                          24,328,302
 NET ASSETS for 6,166,709,677 shares                                                         $6,166,709,677
 outstanding
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $4,649,870,283 O 4,649,870,283 shares outstanding                                                    $1.00
 INSTITUTIONAL SERVICE SHARES:
 $1,516,839,394 O 1,516,839,394 shares outstanding                                                    $1.00





 (See Notes which are an integral part of the Financial Statements)

 TREASURY OBLIGATIONS FUND
 STATEMENT OF OPERATIONS

 YEAR ENDED JULY 31, 1996



 INVESTMENT INCOME:
 Interest                                                                                      $315,013,638
 EXPENSES:
 Investment advisory fee                                                  $11,303,978
 Administrative personnel and services fee                                  4,274,511
 Custodian fees                                                               422,049
 Transfer and dividend disbursing agent
   fees and expenses                                                          140,712
 Directors'/Trustees' fees                                                     79,455
 Auditing fees                                                                 13,017
 Legal fees                                                                    21,953
 Portfolio accounting fees                                                    363,529
 Shareholder services fee --
   Institutional Shares                                                    11,203,430
 Shareholder services fee --
 Institutional Service Shares                                               2,926,628
 Share registration costs                                                     707,419
 Printing and postage                                                          14,108
 Insurance premiums                                                            53,387
 Taxes                                                                         67,335
 Miscellaneous                                                                 27,430
      Total expenses                                                       31,618,941
 Waivers --
      Waiver of investment advisory fee            $ (5,936,217)
      Waiver of shareholder services fee            (11,203,430)
      -- Institutional Shares



           Total waivers                                                  (17,139,647)
                 Net expenses                                                                    14,479,294
                      Net investment income                                                    $300,534,344





 (See Notes which are an integral part of the Financial Statements)

 TREASURY OBLIGATIONS FUND
 STATEMENT OF CHANGES IN NET ASSETS



                                                            YEAR ENDED JULY 31,
                                                       1996                     1995
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                         $    300,534,344           $   176,982,155
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
   Institutional Shares                            (240,569,688)             (167,724,558)
   Institutional Service Shares                     (59,964,656)               (9,257,597)
      Change in net assets
      resulting from distributions
      to shareholders                              (300,534,344)             (176,982,155)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                    36,669,931,962            19,110,121,123
 Net asset value of shares issued to
   shareholders in payment of
   distributions declared                            62,692,910                22,269,297
 Cost of shares redeemed                        (34,550,837,468)
 (17,739,330,600)
   Change in net assets resulting
   from share transactions                        2,181,787,404             1,393,059,820
       Change in net assets                       2,181,787,404             1,393,059,820
 NET ASSETS:
 Beginning of period                              3,984,922,273             2,591,862,453
 End of period                                 $  6,166,709,677           $ 3,984,922,273








(See Notes which are an integral part of the Financial Statements)

TREASURY OBLIGATIONS FUND
NOTES TO FINANCIAL STATEMENTS

JULY 31, 1996

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Treasury Obligations Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal.

The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

   INVESTMENT VALUATIONS -- The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

   REPURCHASE AGREEMENTS -- It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

   The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

   INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.



   FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

   USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

   OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At July 31, 1996, capital paid-in aggregated $6,166,709,677. Transactions in shares were as follows:



                                                                                     YEAR ENDED JULY 31,
 INSTITUTIONAL SHARES                                                            1996                 1995
 Shares sold                                                               27,640,869,241       17,554,361,142
 Shares issued to shareholders in payment of distributions declared            35,998,981           18,926,732
 Shares redeemed                                                          (26,468,065,612)     (16,715,195,395)
  Net change resulting from Institutional Share transactions                1,208,802,610          858,092,479
                                                                                     YEAR ENDED JULY 31,
 INSTITUTIONAL SERVICE SHARES                                                    1996                 1995
 Shares sold                                                                9,029,062,721        1,555,759,981
 Shares issued to shareholders in payment of distributions declared            26,693,929            3,342,565
 Shares redeemed                                                           (8,082,771,856)      (1,024,135,205)
  Net change resulting from Institutional Service Share transactions          972,984,794          534,967,341
   Net change resulting from share transactions                             2,181,787,404        1,393,059,820





4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   INVESTMENT ADVISORY FEE -- Federated Management, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

   ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

   SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

   TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

   PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

   GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees of MONEY MARKET OBLIGATIONS TRUST
(Treasury Obligations Fund):

We have audited the accompanying statement of assets and liabilities of Treasury Obligations Fund (an investment portfolio of Money Market Obligations Trust, a Massachusetts business trust), including the schedule of portfolio of investments, as of July 31, 1996, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.




We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Treasury Obligations Fund (an investment portfolio of Money Market Obligations Trust) as of July 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                        ARTHUR ANDERSEN LLP
Pittsburgh, Pennsylvania
August 20, 1996

ADDRESSES

Treasury Obligations Fund



Institutional Service Shares
Federated Investors Tower
Pittsburgh, PA 15222-3779

Distributor
Federated Securities Corp.
Federated Investors Tower
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Management
Federated Investors Tower
Pittsburgh, PA 15222-3779

Custodian
State Street Bank and Trust Company
c/o Federated Services Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Public Accountants
Arthur Andersen LLP
2100 One PPG Place



Pittsburgh, PA 15222

TREASURY OBLIGATIONS FUND
(A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST)
INSTITUTIONAL SERVICE SHARES

PROSPECTUS

A Portfolio of
Money Market Obligations Trust,
an Open-End Management
Investment Company

Prospectus dated September 30, 1996

[Graphic]
Federated Investors
Federated Investors Tower
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.

[Graphic]

Cusip 60934N872
9110208A-SS (9/96)








                          TREASURY OBLIGATIONS FUND
               (A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST)
              INSTITUTIONAL SHARES, INSTITUTIONAL SERVICE SHARES
                     STATEMENT OF ADDITIONAL INFORMATION
   This Statement of Additional Information should be read with the prospectus(es) of Treasury Obligations Fund (the ``Fund'), a portfolio of Money Market Obligations Trust (the ``Trust') dated September 30, 1996. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PA 15222-3779
                      Statement dated September 30, 1996
Federated Securities Corp. is the distributor of the Funds and is a subsidiary of Federated Investors.
Cusip 60934N500
Cusip 60934N872
9110208B (9/96)



INVESTMENT POLICIES                        1

 When-issued and Delayed Delivery
  Transactions                             1
 Repurchase Agreements                     1
 Lending of Portfolio Securities           1
INVESTMENT LIMITATIONS                     1

 Regulatory Compliance                     3
MONEY MARKET OBLIGATIONS TRUST MANAGEMENT  4

 Share Ownership                           7
 Trustees Compensation                     8
 Trustee Liability                         8
INVESTMENT ADVISORY SERVICES               9

 Investment Adviser                        9
 Advisory Fees                             9
BROKERAGE TRANSACTIONS                     9

OTHER SERVICES                            10

 Fund Administration                      10
SHAREHOLDER SERVICES AGREEMENT            10

 Custodian and Portfolio Accountant       10
 Transfer Agent                           10
 Independent Public Accountants           10
DETERMINING NET ASSET VALUE               10

REDEMPTION IN KIND                        11



MASSACHUSETTS PARTNERSHIP LAW             11

THE FUND'S TAX STATUS                     11

PERFORMANCE INFORMATION                   11

 Yield                                    11
 Effective Yield                          12
 Total Return                             12
 Performance Comparisons                  12
 Economic and Market Information          12
ABOUT FEDERATED INVESTORS                 13



INVESTMENT POLICIES

Unless indicated otherwise, the policies described below may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund in a dollar amount sufficient to make payment for the securities to be purchased are: segregated on the Fund`s records at the trade date; marked to market daily; and maintained until the transaction is settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
REPURCHASE AGREEMENTS
The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.
LENDING OF PORTFOLIO SECURITIES
The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund.



During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker.
INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.
ISSUING SENIOR SECURITIES AND BORROWING MONEY
The Fund will not issue senior securities except that the Fund may borrow money in amounts up to one-third of the value of its total assets, including the amounts borrowed.
The Fund will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.
PLEDGING ASSETS
The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets of the Fund at the time of the pledge.



LENDING CASH OR SECURITIES
The Fund will not lend any of its assets, except portfolio securities. This shall not prevent the Fund from purchasing or holding bonds, debentures, notes, certificates of endebtedness or other debt securities, entering into repurchase agreements, or engaging in transactions permitted by its investment objective, policies, and limitations or Declaration of Trust. INVESTING IN COMMODITIES
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.


INVESTING IN REAL ESTATE
The Fund will not purchase or sell real estate, including limited partnership interests,
UNDERWRITING
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
CONCENTRATION OF INVESTMENTS
The Fund will not invest 25% or more of the value of its total assets in any one industry, except that the Fund may invest 25% or more of the value of its total assets in cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies, or instrumentalities and repurchase agreements collateralized by such U.S. government securities.



DIVERSIFICATION OF INVESTMENTS
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.
The above limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
INVESTING IN RESTRICTED SECURITIES
The Fund will not invest in securities subject to restrictions on resale under federal securities law.
INVESTING IN ILLIQUID SECURITIES
The Fund will not invest more than 10% of the value of its net assets in illiquid securities.
INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund will not purchase securities of other investment companies, except as part of a merger, consolidation, or other acquisition.
INVESTING IN NEW ISSUERS
The Fund will not invest more than 5% of the value of its total assets in securities of issuers which have records of less than three years of continuous operations, including the operation of any predecessor.



INVESTING FOR CONTROL
The Fund will not invest in securities of a company for the purpose of exercising control or management.
INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES The Fund will not purchase or retain the securities of any issuer if the Officers and Trustees of the Trust or its investment adviser, owning individually more than .50 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.
INVESTING IN OPTIONS
The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.
INVESTING IN MINERALS
The Fund will not purchase or sell interests in oil, gas, or other mineral exploration or development programs or leases, although it may purchase the securities of issuers which invest in or sponsor such programs.
For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be `cash items.'' Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.



REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


MONEY MARKET OBLIGATIONS TRUST MANAGEMENT


Officers and Trustees are listed with their addresses, birthdates, present positions with Money Market Obligations Trust, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport



Research, Ltd.; Chief Executive Officer and Director or Trustee of the
Funds.


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Trustee, University of Pittsburgh; Director or Trustee of the Funds.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John
R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.



William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.





James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Trustee of the
Funds.



Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee



Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.


Peter E. Madden
Seacliff
562 Bellevue Avenue
Newport, RI
Birthdate:  March 16, 1942
Trustee
Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.



Gregor F. Meyer
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney, Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.





John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee



Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University, U.S. Space Foundation and Czech Management Center; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center; Director or Trustee of the Funds.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/Marketing/Conference Planning, Manchester Craftsmen's Guild; Restaurant Consultant, Frick Art & History Center; Conference Coordinator, University of Pittsburgh Art History Department; Director or Trustee of the Funds.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.;



Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.





John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President , Secretary and Treasurer
Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President



Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


     *This Trustee is deemed to be an ``interested person'' as defined in the Investment Company Act of 1940.
     @Member of the Executive Committee. The Executive Committee of the
      Board of Trustees handles the responsibilities of the Board between meetings of the Board.
As referred to in the list of Trustees and Officers, `Funds'' includes the following investment companies:
111 Corcoran Funds; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust;



Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities
Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; and World Investment Series, Inc.
SHARE OWNERSHIP
Officers and Trustees as a group own less than 1% of the Fund`s outstanding Institutional Service Shares .
As of September 3, 1996, the following shareholders of record owned 5% or more of the outstanding Institutional Shares of the Treasury Obligations
Fund: Fleet Securities Corporation, Rochester, NY, owned approximately 780,204,663 shares(16.34%); First Union National Bank, Charlotte, NC, owned approximately 266,479,442 shares (5.58%); VAR & Company, Saint Paul, MN, owned approximately 626,317,691 shares (13.12%).


As of September 3, 1996, the following shareholders of record owned 5% or more of the outstanding Institutional Service Shares of the Treasury



Obligations Fund: The Chase Manhattan Bank, N.A., New York, NY, owned approximately 139,860,085 shares(9.27%); KEITHCO, Monroe, LA, owned approximately 97,090,681 shares (6.43%).
TRUSTEES COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM                  TOTAL COMPENSATION PAID
TRUST              TRUST*#                FROM FUND COMPLEX +


John F. Donahue          $0        $0 for the Trust and
Chairman and Trustee               54 other investment companies in the
Fund Complex
Thomas G. Bigley++       $4,405.62 $86,331 for the Trust and
Trustee                            54 other investment companies in the
Fund Complex
John T. Conroy, Jr.      $5,155.80 $115,760 for the Trust and
Trustee                            54 other investment companies in the
Fund Complex
William J. Copeland      $5,155.80 $115,760 for the Trust and
Trustee                            54 other investment companies in the
Fund Complex
J. Christopher Donahue   $0        $0 for the Trust and
President and Trustee              16 other investment companies in the
Fund Complex
James E. Dowd            $5,155.80 $115,760 for the Trust and



Trustee                            54 other investment companies in the
Fund Complex
Lawrence D. Ellis, M.D.  $4,405.62 $104,898 for the Trust and
Trustee                            54 other investment companies in the
Fund Complex
Edward L. Flaherty, Jr.  $5,155.80 $115,760 for the Trust and
Trustee                            54 other investment companies in the
Fund Complex
Peter E. Madden          $4,405.62 $104,898 for the Trust and
Trustee                            54 other investment companies in the
Fund Complex
Gregor F. Meyer          $4,405.62 $104,898 for the Trust and
Trustee                            54 other investment companies in the
Fund Complex
John E. Murray, Jr.,     $4,405.62 $104,898  for the Trust and
Trustee                            54 other investment companies in the
Fund Complex
Wesley W. Posvar         $4,405.62 $104,898 for the Trust and
Trustee                            54 other investment companies in the
Fund Complex
Marjorie P. Smuts        $4,405.62 $104,898 for the Trust and
Trustee                            54 other investment companies in the
Fund Complex


*Information is furnished for the fiscal year ended July 31, 1996.
#The aggregate compensation is provided for the Trust which is comprised of six portfolios.



+The information is provided for the last calendar year.
++ Mr. Bigley served on 39 investment companies in the Federated Funds Complex from January 1 through September 30, 1995. On October 1, 1995, he was appointed a Trustee on 15 additional Federated Funds
TRUSTEE LIABILITY
The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office. INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER
The Fund's investment adviser is Federated Management. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.
The adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
ADVISORY FEES
For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended July 31, 1996, 1995, and 1994, the adviser earned $11,303,978,



$6,522,177, and $4,939,384, respectively, of which $5,936,217, $3,742,710, and $2,435,439, respectively, were waived.
   STATE EXPENSE LIMITATIONS
     The adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2-1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1-1/2% per year of the remaining average net assets, the adviser will reimburse the Fund for its expenses over the limitation.
     If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the adviser will be limited, in any single fiscal year, by the amount of the investment advisory fees.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended July 31, 1996, 1995 and 1994 the Fund paid no brokerage commissions.
Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.



OTHER SERVICES

FUND ADMINISTRATION
Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994 to March 1, 1996, Federated Administrative Services served as the Fund's Administrator. Prior to March 1, 1994, Federated Administrative Services, Inc. served as the Fund's Administrator. Both former Administrators are subsidiaries of Federated Investors. For purposes of this Statement of Additional Information, Federated Services Company, Federated Administrative Services and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the `Administrators. For the fiscal years ended July 31, 1996, 1995 and 1994, the Administrators earned $4,274,511, $2,468,644, and $1,380,769, respectively.
SHAREHOLDER SERVICES AGREEMENT

This arrangement permits the payment of fees to Federated Shareholder Services and financial institutions to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses. By adopting the Shareholder Services Agreement, the Board of Trustees expects that the Fund will benefit by: (1) providing personal services to shareholders;
(2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts. For the fiscal period ending July 31, 1996, the Fund paid shareholder service fees in the amount of $2,926,628 pursuant to the Shareholder Services Agreement on behalf of the Institutional Service Shares, all of which was paid to financial institutions.
CUSTODIAN AND PORTFOLIO ACCOUNTANT
State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.
TRANSFER AGENT
Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders. INDEPENDENT PUBLIC ACCOUNTANTS
The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, PA.
DETERMINING NET ASSET VALUE

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the `Rule'') promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.



REDEMPTION IN KIND

The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.
MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.
THE FUND'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.
PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.
YIELD
The yield is calculated based upon the seven days ending on the day of the calculation, called the `base period.'' This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.
For the seven-day period ended July 31, 1996, the yield for Institutional Shares and Institutional Service Shares was 5.17%, and 4.92%, respectively.


EFFECTIVE YIELD
The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.
For the seven-day period ended July 31, 1996, the effective yield for Institutional Shares and Institutional Service Shares was 5.30%, and 5.04%, respectively.
TOTAL RETURN
Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.
Prior to the creation of separate classes of shares, for the one-year and five -year periods ended July 31, 1996 and for the period from December 12, 1989 (start of performance) to July 31, 1996, the average annual total returns were 5.53%, 4.42%, and 5.17%, respectively for Institutional Shares.



For the one-year period ended July 31, 1996 and for the period from July 5, 1994 (date of initial public offering) through July 31, 1996, the average annual total returns were 5.26% and 5.21%, respectively, for Institutional Service Shares.
PERFORMANCE COMPARISONS
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
     OLIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.
     oDONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.
     oMONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.
     oSALOMON 30-DAY CD INDEX compares rate levels of 30-day certificates of deposit from the top ten prime representative banks.
     oSALOMON 30-DAY TREASURY BILL INDEX is a weekly quote of the most representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days.



     oDISCOUNT CORPORATION OF NEW YORK 30-DAY FEDERAL AGENCIES is a weekly quote of the average daily offering price for selected federal agency issues maturing in 30 days.
Advertisements and other sales literature for the Fund may quote total returns which are calculated on non-standardized base periods. These total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.
Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.
ECONOMIC AND MARKET INFORMATION
Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.
ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward,



and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.
In the money market sector, Federated Investors gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1995, Federated Investors managed more than $40.2 billion in assets across approximately 47 money market funds, including 17 government, 10 prime and 20 municipal with assets approximating $20.9 billion, $11.5 billion and $7.8 billion, respectively.
J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international portfolios.
MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $2 trillion to the more than 5,500 funds available.*



Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales. BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned its high rankings in several DALBAR Surveys. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.



*Source: Investment Company Institute